UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: June 30, 2010

                    Date of reporting period: March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
MUNICIPAL BONDS & NOTES: 97.16%
CALIFORNIA: 92.07%
$      355,000   ADELANTO CA SCHOOL DISTRICT SERIES A (PROPERTY TAX
                 REVENUE, NATL-RE INSURED)                                                  5.55%     09/01/2011   $        362,024
       410,000   ALAMEDA CA COP 2008 FINANCING PROJECT (LEASE REVENUE,
                 ASSURED GUARANTY)                                                          4.00      05/01/2011            422,849
       895,000   ALAMEDA CONTRA COSTA CA TRANSIT DISTRICT FHR COMPUTER
                 SYSTEM PROJECT (LEASE REVENUE)                                             4.00      08/01/2012            916,578
       300,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE
                 REVENUE, NATL-RE INSURED)                                                  5.38      12/01/2010            307,170
     1,385,000   ALAMEDA COUNTY CA COP REFUNDING SERIES A (LEASE
                 REVENUE, NATL-RE INSURED)                                                  5.38      12/01/2015          1,436,577
       700,000   ALISAL CA USD 2006 ELECTION SERIES A (PROPERTY TAX
                 REVENUE, ASSURED GUARANTY)                                                 5.50      08/01/2013            788,522
       200,000   ANAHEIM CA CITY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                             3.25      08/01/2010            201,718
     1,600,000   ANAHEIM CA PFA CONVENTION CENTER PROJECT SERIES A
                 (LEASE REVENUE, AMBAC INSURED)                                             5.25      08/01/2013          1,680,400
       500,000   ANAHEIM CA PFA PUBLIC IMPROVEMENTS PROJECT SERIES C
                 (LEASE REVENUE, AGM INSURED)                                               6.00      09/01/2014            574,925
       900,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A
                 (HCFR, AGM INSURED)                                                        5.20      01/01/2017            900,441
       200,000   ANTELOPE VALLEY CA UNION HIGH SCHOOL DISTRICT
                 ELECTION 2002 SERIES B (PROPERTY TAX, NATL-RE INSURED)                     4.00      08/01/2010            201,934
       510,000   ANTIOCH CA DEVELOPMENT AGENCY TAX ALLOCATION PROJECT
                 # 1 (TAX ALLOCATION REVENUE, AGM INSURED)                                  4.60      09/01/2011            511,464
       700,000   ATASCADERO CA USD COP MEASURE B CAPITAL PROJECTS
                 SERIES A (LEASE REVENUE, NATL-RE INSURED)                                  5.38      08/01/2010            708,281
       500,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY
                 TAX REVENUE)##                                                             3.30      08/01/2014            433,345
        50,000   BALDWIN PARK CA USD CAPITAL APPRECIATION ELECTION OF
                 2006 (PROPERTY TAX REVENUE, AGM INSURED)##                                 1.60      08/01/2012             48,160
       200,000   BERKELEY CA PENSION (OTHER REVENUE, AMBAC INSURED)                         4.70      06/01/2011            201,132
       750,000   BREA CA PFA TAX ALLOCATION SERIES A (HOUSING REVENUE)                      5.00      09/01/2012            766,395
       200,000   BRENTWOOD CA USD ELECTION 1997 SERIES E (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                             4.00      08/01/2012            202,364
       250,000   BURBANK CA USD CAPITAL APPRECIATION SERIES B
                 (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##                             1.40      08/01/2011            245,175
     1,260,000   CALAVERAS COUNTY CA COMMUNITY FACILITIES DISTRICT # 2
                 (TAX REVENUE)                                                              7.00      09/01/2026          1,381,892
       500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING
                 REVENUE, AGM INSURED)                                                      3.50      02/01/2012            500,750
       400,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES A (HOUSING
                 REVENUE, AGM INSURED)                                                      3.60      08/01/2012            400,980
     1,000,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES B (HOUSING
                 REVENUE)                                                                   3.95      08/01/2012          1,050,180
       945,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING
                 REVENUE)                                                                   4.65      08/01/2022            873,360
       860,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING
                 REVENUE)                                                                   5.00      02/01/2042            879,892
     1,875,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES G (HOUSING
                 REVENUE)                                                                   5.50      08/01/2042          1,892,794
     1,500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES H (HOUSING
                 REVENUE, FGIC INSURED)                                                     5.75      08/01/2030          1,599,405
       800,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING
                 REVENUE, AGM INSURED)                                                      4.13      08/01/2011            814,152
       500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING
                 REVENUE, AGM INSURED)                                                      4.38      08/01/2012            510,400
     1,775,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING
                 REVENUE, FGIC INSURED)                                                     4.05      08/01/2013          1,778,710
     1,830,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES K (HOUSING
                 REVENUE)                                                                   4.55      08/01/2021          1,673,700
       500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES L (HOUSING
                 REVENUE, FGIC INSURED)                                                     4.00      08/01/2013            501,820
       520,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING
                 REVENUE)                                                                   4.55      08/01/2021            475,587
     1,835,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING
                 REVENUE, FGIC INSURED)                                                     5.00      02/01/2014          1,870,819
       330,000   CALIFORNIA HFFA CALIFORNIA-NEVADA METHODIST (HCFR,
                 CALIFORNIA MORTGAGE INSURED)                                               4.25      07/01/2011            330,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      600,000   CALIFORNIA HFFA CASA COLINA PROJECT (HCFR)                                 5.50%     04/01/2013   $        622,044
     1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F
                 (HCFR)+/-ss                                                                5.00      07/01/2027          1,085,020
     1,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G
                 (HCFR)+/-ss                                                                5.00      07/01/2028          1,062,520
     1,720,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES H
                 UNREFUNDED BALANCE (HCFR)+/-ss                                             4.45      07/01/2026          1,769,553
     1,450,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES I
                 (HCFR)+/-ss                                                                4.95      07/01/2026          1,563,419
       500,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L
                 (HCFR)                                                                     5.13      07/01/2022            515,420
        85,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES H
                 PREREFUNDED (HCFR)+/-ss                                                    4.45      07/01/2026             89,069
       250,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                         3.00      08/15/2011            254,215
       400,000   CALIFORNIA HFFA SCRIPPS HEALTH SERIES A (HCFR)                             4.00      10/01/2014            424,424
       945,000   CALIFORNIA HFFA STANFORD HEALTH CARE SERIES B (HCFR,
                 AMBAC INSURED)                                                             5.00      11/15/2011            952,380
       250,000   CALIFORNIA HFFA STANFORD HOSPITAL & CLINICS SERIES A
                 (HCFR)                                                                     5.00      11/15/2013            273,535
       300,000   CALIFORNIA INDUSTRY PUBLIC FACILITIES AUTHORITY (TAX
                 ALLOCATION REVENUE, NATL-RE INSURED)                                       5.00      05/01/2011            311,736
       425,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 J. PAUL GETTY SERIES A (OTHER REVENUE)+/-ss                                4.00      10/01/2023            448,435
     1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 LOS ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL
                 FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                        0.32      09/01/2037          1,000,000
     1,500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 PACIFIC GAS & ELECTRIC COMPANY SERIES F PUTTABLE
                 (NATURAL GAS REVENUE)+/-ss                                                 3.75      11/01/2026          1,513,890
     1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 PACIFIC GAS & ELECTRIC COMPANY SERIES G PUTTABLE
                 (NATURAL GAS REVENUE)+/-ss                                                 3.75      12/01/2018          1,009,260
       220,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 WORKERS COMPENSATION RELIEF SERIES A (OTHER REVENUE,
                 AMBAC INSURED)                                                             5.00      10/01/2010            225,016
       395,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY
                 HOSPITALS CENTRAL CALIFORNIA (HCFR)                                        3.00      02/01/2011            398,863
     1,585,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COP COMMUNITY
                 HOSPITALS CENTRAL CALIFORNIA (HCFR)                                        5.00      02/01/2012          1,628,413
     1,000,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES A (IDR,
                 NATL-RE INSURED)+/-ss                                                      5.35      12/01/2016          1,030,880
     1,000,000   CALIFORNIA PCFA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                 PROJECT SERIES A (PCR)+/-ss                                                5.13      07/01/2031          1,069,950
     1,000,000   CALIFORNIA PCFA USA WASTE SERVICES INCORPORATED
                 PROJECT B (RESOURCE RECOVERY REVENUE)+/-ss                                 4.00      06/01/2018          1,001,870
       785,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES PROGRAM SERIES A (SFMR,
                 FNMA GNMA FHLMC INSURED)                                                   4.20      02/01/2027            760,759
       350,000   CALIFORNIA SPECIAL DISTRICTS FINANCE PROGRAM COP
                 SERIES 00 (LEASE REVENUE, NATL-RE INSURED)                                 5.00      12/01/2015            354,613
       100,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                                    4.00      11/01/2010            101,975
       500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                    3.00      03/01/2015            501,765
     2,400,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                    5.00      03/01/2015          2,626,800
     2,225,000   CALIFORNIA STATE (PROPERTY TAX REVENUE)                                    6.25      09/01/2012          2,331,266
     1,000,000   CALIFORNIA STATE BOND ANTICIPATION NOTES SUBSERIES
                 A-1 (GENERAL FUND REVENUE)                                                 3.00      05/25/2010          1,003,420
     1,110,000   CALIFORNIA STATE BOND ANTICIPATION NOTES SUBSERIES
                 A-2 (GENERAL FUND REVENUE)                                                 3.00      06/23/2010          1,115,661
       100,000   CALIFORNIA STATE COUPON M- RAES SERIES 27 (TAX
                 REVENUE)##                                                                 1.66      03/01/2011             98,344
       200,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION COP
                 SERIES A (LEASE REVENUE, NATL-RE INSURED)                                  5.25      03/01/2016            200,678
     1,030,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME
                 PURCHASE AMT SERIES A (HOUSING REVENUE, AMBAC INSURED)                     4.90      12/01/2018          1,027,538
     1,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A
                 (ELECTRIC, POWER & LIGHT REVENUE)                                          6.00      05/01/2014          1,654,890
       475,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A
                 (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)                         5.25      05/01/2010            476,905
     4,200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
                 (ELECTRIC REVENUE, AGM INSURED)+/-ss                                       0.32      05/01/2022          4,200,000
       550,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES
                 TAX REVENUE)                                                               4.00      07/01/2010            554,532
       750,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES
                 TAX REVENUE)                                                               5.00      07/01/2010            758,048
     1,385,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES
                 TAX REVENUE)                                                               5.00      01/01/2011          1,427,866

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$    1,175,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A
                 PREREFUNDED (SALES TAX REVENUE)                                            5.25%     01/01/2011   $      1,217,629
       130,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A
                 UNREFUNDED BALANCE (SALES TAX REVENUE)                                     5.25      01/01/2011            134,265
       205,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B (SALES
                 TAX REVENUE)+/-ss                                                          5.00      07/01/2023            213,518
     1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES B PUTTABLE
                 (PROPERTY TAX REVENUE)+/-ss                                                4.00      07/01/2023          1,061,340
     1,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-16 (SALES
                 TAX REVENUE, AGM INSURED)+/-ss                                             0.30      07/01/2023          1,000,000
       275,000   CALIFORNIA STATE FSA (GENERAL FUND REVENUE, AGM
                 INSURED)                                                                   5.75      12/01/2010            283,979
       200,000   CALIFORNIA STATE FSA (PROPERTY TAX REVENUE, AGM
                 INSURED)                                                                   4.50      02/01/2011            205,926
       190,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE)                        5.00      10/01/2013            194,361
       100,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE)                        5.25      12/01/2023            103,198
       300,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE,
                 XLCA INSURED)                                                              5.25      10/01/2023            307,260
       165,000   CALIFORNIA STATE PREREFUNDED 2005 (GENERAL FUND
                 REVENUE)                                                                   5.25      09/01/2021            168,328
       100,000   CALIFORNIA STATE PREREFUNDED 2005 (GENERAL FUND
                 REVENUE)                                                                   5.25      09/01/2024            102,017
       485,000   CALIFORNIA STATE PRINCIPAL M-RAES SERIES 27 (TAX
                 REVENUE, NATL-RE INSURED)##                                                0.71      09/01/2011            479,791
     1,020,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                 COMMUNITY COLLEGES SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                                   5.25      12/01/2012          1,027,640
       100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                 COMMUNITY COLLEGES SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                                   5.50      04/01/2013            100,244
     1,930,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                 COMMUNITY COLLEGES SERIES B (LEASE REVENUE, NATL-RE
                 INSURED)                                                                   5.10      09/01/2013          1,949,937
       525,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                 COMMUNITY COLLEGES SERIES D (LEASE REVENUE)                                5.25      10/01/2011            555,413
       750,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA
                 COMMUNITY COLLEGES SERIES D (LEASE REVENUE, NATL-RE
                 INSURED)                                                                   5.38      03/01/2012            752,198
       450,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                 UNIVERSITY SERIES A (LEASE REVENUE, AMBAC INSURED)                         5.00      10/01/2010            451,490
       365,000   CALIFORNIA STATE PUBLIC WORKS BOARD CALIFORNIA STATE
                 UNIVERSITY TRUSTEES SERIES B (LEASE REVENUE)                               5.00      09/01/2013            367,537
       250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 CORRECTIONS SERIES C (LEASE REVENUE)                                       5.00      06/01/2010            251,663
       845,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 CORRECTIONS SERIES E (LEASING REVENUE, NATL-RE/IBC
                 BANK INSURED)                                                              5.50      06/01/2015            889,219
     1,670,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 CORRECTIONS STATE PRISONS SERIES A (LEASE REVENUE,
                 AMBAC INSURED)                                                             5.25      12/01/2013          1,739,606
       250,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 GENERAL SERVICES SERIES A (LEASE REVENUE)                                  4.00      04/01/2010            250,000
       500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 HEALTH SERVICES SERIES A (LEASE REVENUE, NATL-RE
                 INSURED)                                                                   5.20      11/01/2012            506,245
       500,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 HEALTH SERVICES SERIES A (LEASE REVENUE, NATL-RE
                 INSURED)                                                                   5.50      11/01/2015            506,510
       520,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF
                 MENTAL HEALTH SERIES A (HCFR)                                              5.00      06/01/2011            538,132
       250,000   CALIFORNIA STATE PUBLIC WORKS BOARD OFFICE OF
                 EMERGENCY SERVICES SERIES A (LEASE REVENUE)                                5.00      03/01/2011            258,798
     2,500,000   CALIFORNIA STATE PUBLIC WORKS BOARD SERIES A (LEASE
                 REVENUE)                                                                   6.50      09/01/2017          2,752,725
       850,000   CALIFORNIA STATE PUBLIC WORKS BOARD STATE ARCHIVES
                 SERIES A (LEASE REVENUE, NATL-RE/IBC BANK INSURED)                         5.38      12/01/2010            853,069
       250,000   CALIFORNIA STATE PUBLIC WORKS BOARD TRUSTEES
                 CALIFORNIA STATE UNIVERSITY SERIES A (LEASE REVENUE)                       5.25      10/01/2013            251,788
       150,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF
                 CALIFORNIA RESEARCH PROJECT SERIES L (COLLEGE &
                 UNIVERSITY REVENUE)                                                        5.25      11/01/2010            154,164
       800,000   CALIFORNIA STATE VETERANS BONDS SERIES BG (TAX
                 REVENUE, AGM INSURED)                                                      5.15      12/01/2015            801,328
     1,000,000   CALIFORNIA STATE VETERANS BONDS SERIES CA (TAX
                 REVENUE)                                                                   4.45      12/01/2017          1,024,150
     2,760,000   CALIFORNIA STATEWIDE CDA AMERICAN BAPTIST HOMES WEST
                 (HOUSING REVENUE)                                                          4.25      10/01/2015          2,746,310
       200,000   CALIFORNIA STATEWIDE CDA COP (LEASE REVENUE, ACA
                 RADIAN INSURED)+/-ss(a)(m)(n)                                              0.75      05/15/2029            190,000
     1,150,000   CALIFORNIA STATEWIDE CDA COP HEALTH FACILITIES SERIES
                 A (LEASE REVENUE, NATL-RE INSURED)                                         5.50      09/01/2014          1,261,125

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      100,000   CALIFORNIA STATEWIDE CDA COP ST. JOSEPHS HEALTH
                 SYSTEM OBLIGATION (LEASE REVENUE, ACA RADIAN INSURED)                      5.25%     07/01/2010   $        100,881
     1,000,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES
                 SERIES A (RESOURCE RECOVERY REVENUE)                                       4.95      12/01/2012          1,052,700
     1,865,000   CALIFORNIA STATEWIDE CDA HENRY MAYO MEMORIAL HOSPITAL
                 SERIES B (HCFR, AMBAC INSURED)                                             4.00      10/01/2014          1,911,028
       610,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL
                 PENINSULA PROJECT (PRIVATE SCHOOLS REVENUE)                                4.60      11/01/2013            594,848
       630,000   CALIFORNIA STATEWIDE CDA JOHN MUIR MT. DIABLO HEALTH
                 SYSTEMS (HCFR, NATL-RE INSURED)                                            5.50      08/15/2012            661,135
       750,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B
                 (HCFR)+/-ss                                                                3.90      08/01/2031            758,468
       725,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES C
                 (HCFR)+/-ss                                                                3.85      11/01/2029            751,093
     1,500,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES
                 PROGRAM (OTHER REVENUE)                                                    4.00      06/15/2013          1,563,390
     4,000,000   CALIFORNIA STATEWIDE CDA PROPOSITION 1A RECEIVABLES
                 PROGRAM (OTHER REVENUE)                                                    5.00      06/15/2013          4,291,240
       455,000   CALIFORNIA STATEWIDE CDA QUAIL RIDGE APARTMENTS
                 SERIES E1 (HOUSING REVENUE)                                                4.25      07/01/2012            446,187
       300,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES
                 A (OTHER REVENUE, AMBAC INSURED)                                           5.50      08/01/2010            303,843
     1,390,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES
                 A (OTHER REVENUE, AMBAC INSURED)                                           5.50      08/01/2011          1,429,059
       250,000   CALIFORNIA STATEWIDE CDA SHERMAN OAKS PROJECT SERIES
                 A (OTHER REVENUE, AMBAC INSURED)                                           5.50      08/01/2014            274,760
     1,270,000   CALIFORNIA STATEWIDE CDA ST. JOSEPH (HCFR, FSA
                 INSURED)                                                                   4.50      07/01/2018          1,320,330
       200,000   CALIFORNIA STATEWIDE CDA SUTTER HEALTH SERIES D
                 (HCFR, AGM INSURED)                                                        4.00      08/15/2010            202,206
       300,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT SERIES A
                 (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                               5.00      08/01/2010            304,284
       375,000   CENTINELA VALLEY CA UNION HIGH SCHOOL DISTRICT
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE,
                 FSA INSURED)##                                                             3.90      08/01/2015            305,156
     1,000,000   CENTRAL SCHOOL DISTRICT CA SAN BERNARDINO COUNTY BOND
                 ANTICIPATION NOTES (PROPERTY TAX REVENUE)##                                1.90      03/01/2012            964,060
       100,000   CERRITOS CA COMMUNITY COLLEGE DISTRICT ELECTION 2004
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                           4.50      08/01/2010            101,343
       430,000   CHULA VISTA CA COP (LEASE REVENUE, NATL-RE INSURED)                        4.50      08/01/2016            436,265
       500,000   COALINGA CA PFA SENIOR LIEN NOTES SERIES A (OTHER
                 REVENUE, AMBAC INSURED)                                                    5.85      09/15/2013            541,685
       230,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES
                 (RESOURCE RECOVERY REVENUE)                                                4.80      08/01/2020            217,074
       450,000   CONTRA COSTA COUNTY CA PFA SERIES B (LEASE REVENUE,
                 NATL-RE INSURED)                                                           4.00      06/01/2013            466,070
     1,205,000   CORONA CA PFA CITY HALL PROJECT SERIES B (LEASE
                 REVENUE, NATL-RE INSURED)                                                  5.38      09/01/2018          1,223,798
       170,000   CORONA CA REDEVELOPMENT AGENCY MERGED DOWNTOWN
                 AMENDED SERIES A (TAX ALLOCATION REVENUE, NATL-RE
                 INSURED)                                                                   3.50      09/01/2011            172,958
     1,555,000   CULVER CITY CA RDFA (TAX REVENUE, AMBAC INSURED)                           5.50      11/01/2014          1,604,278
     1,000,000   DINUBA CA MERGED CITY REDEVELOPMENT # 2 SUB NOTES
                 (TAX INCREMENTAL REVENUE)                                                  4.40      10/01/2011          1,000,710
       250,000   EAST SIDE UNION HIGH SCHOOL DISTRICT CA SANTA CLARA
                 COUNTY CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                 REVENUE, NATL-RE INSURED)##                                                4.00      09/01/2016            193,585
       150,000   EAST WHITTIER CA CITY SCHOOL FACULTIES FINANCING
                 AUTHORITY SCHOOL GO PROGRAM (MISCELLANEOUS REVENUE,
                 AGM INSURED)                                                               5.00      08/01/2010            152,280
     2,000,000   EL CAJON CA PFA SALES TAX SUPPORTED SERIES A (LEASE
                 REVENUE)                                                                   4.00      08/01/2015          2,123,980
       100,000   ETIWANDA CA SCHOOL DISTRICT PFA (OTHER REVENUE,
                 ASSURED GUARANTY)                                                          4.50      09/15/2010            101,754
       100,000   FAIRFIELD CA (WATER REVENUE, AGM INSURED)                                  3.00      04/01/2010            100,000
       410,000   FOLSOM CA PFA REASSESSMENT PRAIRIE DISTRICT # 1
                 (OTHER REVENUE)                                                            3.00      09/02/2010            411,886
       365,000   FOLSOM CA REDEVELOPMENT AGENCY CENTRAL FOLSOM
                 REDEVELOPMENT PROJECT (TAX INCREMENTAL/ALLOCATION
                 REVENUE)                                                                   3.00      08/01/2010            367,128
       200,000   FOLSOM CA REDEVELOPMENT AGENCY CENTRAL FOLSOM
                 REDEVELOPMENT PROJECT (TAX INCREMENTAL/ALLOCATION
                 REVENUE)                                                                   3.00      08/01/2011            203,036
       370,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT
                 DISTRICT # 1 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                                   5.50      10/01/2015            398,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      900,000   FOLSOM CORDOVA CA USD SCHOOL FACILITIES IMPROVEMENT
                 DISTRICT # 1 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                                   5.50%     10/01/2016   $        970,425
       400,000   FONTANA CA PFA (LEASE REVENUE, AMBAC INSURED)                              5.00      09/01/2012            426,172
       825,000   FONTANA CA RDA SIERRA CORRIDOR COMMERCIAL
                 REDEVELOPMENT PROJECT (TAX INCREMENTAL/ALLOCATION
                 REVENUE, NATL-RE FGIC INSURED)                                             4.50      09/01/2015            861,515
       200,000   FONTANA CA USD (PROPERTY TAX REVENUE, ASSURED
                 GUARANTY)                                                                  3.00      05/01/2010            200,430
     1,500,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                                   4.00      12/01/2012          1,545,120
       100,000   FREMONT CA MERGED REDEVELOPMENT PROJECT (TAX
                 ALLOCATION REVENUE, XLCA INSURED)                                          3.38      09/01/2010            100,384
       170,000   FRESNO CA SEWER REVENUE SERIES A-1 (SEWER REVENUE,
                 AMBAC INSURED)                                                             6.25      09/01/2010            174,026
       200,000   FRESNO CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                                   6.55      08/01/2020            230,096
       115,000   FRESNO CA WATER SYSTEMS SERIES A-1 (WATER REVENUE)                         3.00      06/01/2010            115,451
       460,000   FULLERTON CA PFA (TAX INCREMENTAL REVENUE, AMBAC
                 INSURED)                                                                   5.00      09/01/2011            478,294
       150,000   FULLERTON CA SCHOOL DISTRICT 2002 ELECTION SERIES B
                 (PROPERTY TAX REVENUE, AGM INSURED)                                        4.50      08/01/2010            151,980
     1,150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 ASSET-BACKED SERIES A-1 (TOBACCO SETTLEMENT REVENUE)                       4.50      06/01/2027          1,058,150
       100,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 ENHANCED ASSET-BACKED SERIES A (TOBACCO SETTLEMENT
                 REVENUE, AMBAC INSURED)                                                    3.25      06/01/2010            100,359
       250,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 ENHANCED ASSET-BACKED SERIES A (TOBACCO SETTLEMENT
                 REVENUE, AMBAC INSURED)                                                    5.00      06/01/2010            251,625
       150,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 ENHANCED ASSET-BACKED SERIES A (TOBACCO SETTLEMENT
                 REVENUE, AMBAC INSURED)                                                    5.00      06/01/2011            156,270
     2,910,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 SERIES 2003 A-1 (TOBACCO SETTLEMENT REVENUE)                               6.25      06/01/2033          3,220,061
       100,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                 APPRECIATION SERIES A (OTHER REVENUE, NATL-RE
                 INSURED)##                                                                 0.90      08/01/2010             99,700
       200,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                 APPRECIATION SERIES A (OTHER REVENUE, NATL-RE
                 INSURED)##                                                                 1.40      08/01/2011            196,140
       200,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                 APPRECIATION SERIES A (OTHER REVENUE, NATL-RE
                 INSURED)##                                                                 2.60      02/01/2013            185,760
       235,000   GOLDEN WEST CA SCHOOLS FINANCING AUTHORITY CAPITAL
                 APPRECIATION SERIES A (OTHER REVENUE, NATL-RE
                 INSURED)##                                                                 3.00      02/01/2014            209,714
       100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                 2.90      08/01/2013             90,703
       100,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                 3.90      08/01/2015             81,375
       155,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                 4.20      08/01/2016            118,632
       165,000   HAWTHORNE CA SCHOOL DISTRICT ELECTION 2008 SERIES A
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                 4.50      08/01/2017            118,605
       100,000   HIGHLAND CA COMMUNITY FACILITIES DISTRICT 90-1 SERIES
                 A (TAX REVENUE, AMBAC INSURED)                                             4.25      09/01/2011            103,758
       240,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, AMBAC INSURED)                                                    4.00      08/01/2011            249,535
       265,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, AMBAC INSURED)                                                    4.00      08/01/2012            280,407
       280,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, AMBAC INSURED)                                                    4.00      08/01/2013            299,866
       295,000   HORICON CA ELEMENTARY SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, AMBAC INSURED)                                                    4.00      08/01/2014            316,685
       650,000   INDUSTRY CA (PROPERTY TAX REVENUE)                                         1.15      07/01/2010            650,735
       120,000   INDUSTRY CA PFFA (TAX INCREMENTAL REVENUE, NATL-RE
                 INSURED)                                                                   4.50      05/01/2010            120,340
       395,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT
                 PROJECT (TAX INCREMENTAL/ALLOCATION REVENUE, ACA
                 INSURED)##                                                                 4.80      05/01/2012            357,957
       150,000   INGLEWOOD CA RDA SUB LIEN MERGED REDEVELOPMENT
                 PROJECT (TAX INCREMENTAL/ALLOCATION REVENUE, ACA
                 INSURED)##                                                                 5.10      05/01/2013            128,261
       200,000   IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS
                 (PROPERTY TAX REVENUE, LANDESBANK HESSEN THURINGEN
                 LOC)+/-ss                                                                  0.25      10/01/2010            200,000
     2,500,000   KERN CA COMMUNITY COLLEGE DISTRICT COP (LEASE REVENUE)                     4.00      04/01/2014          2,546,550
       260,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY
                 HORSETHIEF CANYON (SPECIAL TAX REVENUE)                                    5.35      09/01/2010            262,902

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      750,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
                 (TAX INCREMENTAL/ALLOCATION REVENUE)                                       4.50%     08/01/2014   $        781,815
       585,000   LANCASTER CA RDA COMBINED REDEVELOPMENT PROJECT AREAS
                 (TAX INCREMENTAL/ALLOCATION REVENUE)                                       4.75      08/01/2015            614,777
       250,000   LINCOLN CA COMMUNITY FACILITIES DISTRICT # 2003-1
                 (TAX REVENUE)                                                              6.00      09/01/2034            292,135
       340,000   LINDSAY CA USD COP (LEASE REVENUE, ASSURED GUARANTY)                       5.00      10/01/2014            369,441
       495,000   LODI CA USD COP ASPIRE PROJECT SERIES A (LEASE
                 REVENUE, NATL-RE FGIC INSURED)                                             4.00      08/01/2011            513,102
       250,000   LOMPOC CA USD ELECTION OF 2002 SERIES A (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                             3.50      08/01/2010            252,005
     1,535,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE
                 PACIFIC (LEASE REVENUE, AMBAC INSURED)                                     5.50      11/01/2012          1,598,319
     1,045,000   LONG BEACH CA BOND FINANCE AUTHORITY AQUARIUM OF THE
                 PACIFIC (LEASE REVENUE, AMBAC INSURED)                                     5.50      11/01/2015          1,071,491
     1,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND
                 ANTICIPATION NOTES SERIES A                                                9.85      01/15/2013          1,190,740
       500,000   LONG BEACH CA HARBOR AMT SERIES A (AIRPORT REVENUE,
                 NATL-RE INSURED)                                                           5.00      05/15/2016            535,260
       250,000   LONG BEACH CA PUBLIC SAFETY FACILITIES PROJECT (LEASE
                 REVENUE, AMBAC INSURED)                                                    5.25      11/01/2015            258,633
       995,000   LONG BEACH CA SENIOR SERIES B (AIRPORT REVENUE)                            4.00      06/01/2014          1,012,084
       340,000   LOOMIS CA UNION SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, ASSURED GUARANTY)                                                 1.00      09/01/2010            340,503
       210,000   LOOMIS CA UNION SCHOOL DISTRICT COP (LEASE REVENUE,
                 AGM INSURED)                                                               2.00      10/01/2010            211,067
       365,000   LOOMIS CA UNION SCHOOL DISTRICT COP (LEASE REVENUE,
                 NATL-RE INSURED)                                                           2.00      10/01/2011            368,322
       145,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES
                 D (TAX INCREMENTAL/ALLOCATION REVENUE)                                     5.00      09/01/2010            147,249
       255,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES
                 D (TAX INCREMENTAL/ALLOCATION REVENUE)                                     5.00      09/01/2014            276,790
       375,000   LOS ANGELES CA CDA EARTHQUAKE DISASTER PROJECT SERIES
                 D (TAX INCREMENTAL/ALLOCATION REVENUE)                                     5.00      09/01/2015            407,209
       150,000   LOS ANGELES CA CONVENTION & EXHIBIT CENTER SERIES A
                 (LEASE REVENUE, NATL-RE INSURED)                                           6.00      08/15/2010            153,230
       500,000   LOS ANGELES CA COP EQUIPMENT ACQUISITION PROGRAMME AX
                 (LEASE REVENUE, NATL-RE INSURED)                                           5.25      04/01/2010            500,000
       300,000   LOS ANGELES CA COP HOLLYWOOD PRESBYTERIAN MEDICAL
                 CENTER (LEASE REVENUE, INDLC INSURED )                                     9.63      07/01/2013            342,438
       140,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                 INTERNATIONAL AIRPORT SERIES C (AIRPORT REVENUE)                           3.00      05/15/2010            140,472
       230,000   LOS ANGELES CA DW&P PREREFUNDED MBIA IBC BNY
                 (ELECTRIC, POWER & LIGHT  REVENUES, NATL-RE INSURED)                       4.75      08/15/2011            230,761
     1,000,000   LOS ANGELES CA DW&P SERIES A-A-2 (WATER REVENUE,
                 NATL-RE INSURED)                                                           5.38      07/01/2020          1,050,470
       100,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES B (MARINA
                 REVENUE, NATL-RE INSURED)                                                  4.00      08/01/2010            101,184
     2,000,000   LOS ANGELES CA SERIES A (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)                                                           5.00      09/01/2019          2,149,900
       610,000   LOS ANGELES CA STATE CALIFORNIA DEPARTMENT SERIES A
                 (LEASE REVENUE, NATL-RE INSURED)                                           5.63      05/01/2011            620,132
     3,000,000   LOS ANGELES CA USD COP MULTIPLE PROPERTIES SERIES A
                 (LEASE REVENUE)                                                            3.00      12/01/2011          3,072,960
     1,000,000   LOS ANGELES COUNTY CA COMMUNITY FACILITIES DISTRICT #
                 5 ROWLAND HEIGHTS AREA (SPECIAL TAX REVENUE, AGM
                 INSURED)                                                                   5.00      09/01/2019          1,015,450
       500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION
                 AUTHORITY SERIES E (SALES TAX REVENUE)                                     3.00      07/01/2010            503,410
       250,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING
                 AUTHORITY MASTER PROJECT SERIES A (LEASE REVENUE,
                 NATL-RE INSURED)                                                           5.00      09/01/2011            261,470
       515,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING
                 AUTHORITY MASTER PROJECT SERIES A (LEASE REVENUE,
                 NATL-RE INSURED)                                                           5.00      09/01/2014            555,901
       560,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING
                 AUTHORITY REGIONAL PARK & OPEN SPACE DISTRICT
                 (SPECIAL ASSESSMENT REVENUE, AGM INSURED)                                  5.00      10/01/2010            571,911

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      250,000   LOS ANGELES COUNTY CA SANITATION DISTRICTS FINANCING
                 AUTHORITY CAPITAL PROJECTS SERIES B (SEWER REVENUE,
                 NATL-RE INSURED)                                                           3.00%     10/01/2010   $        252,250
       560,000   LOS ANGELES COUNTY CA TRANSPORTATION COMMISSION SALES
                 SERIES B (SALES TAX REVENUE)                                               6.50      07/01/2010            568,680
       235,000   M-S-R PUBLIC POWER AGENCY CA SAN JUAN PROJECT SERIES
                 K (ELECTRIC POWER & LIGHT REVENUE, NATL-RE INSURED)                        4.00      07/01/2010            237,019
       100,000   MARIN COUNTY CA COP CAPITAL IMPROVEMENT PROJECTS
                 SERIES B (LEASE REVENUE, AGM INSURED)                                      4.40      08/01/2010            100,800
       650,000   MENDOTA CA USD (PROPERTY TAX REVENUE)                                      5.00      05/01/2010            652,412
       650,000   MENDOTA CA USD (PROPERTY TAX REVENUE)                                      5.00      05/01/2011            678,932
       300,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA SERIES B-2
                 (UTILITIES REVENUE)+/-ss                                                   0.26      07/01/2035            300,000
     1,000,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS
                 FLOATS SERIES C-1 (WATER REVENUE)+/-ss                                     0.28      07/01/2036          1,000,000
       115,000   MISSION VIEJO CA CDA SERIES A (LEASE REVENUE)                              5.00      05/01/2010            115,427
     1,000,000   MODESTO CA IRRIGATION DISTRICT COP CAPITAL
                 IMPROVEMENTS SERIES A (LEASE REVENUE, AGM INSURED)                         5.25      07/01/2016          1,059,680
       500,000   MOJAVE CA USD COP (LEASE REVENUE, AGM INSURED)##                           2.10      09/01/2012            474,625
       480,000   MORENO VALLEY CA PFA (LEASE REVENUE, AMBAC INSURED)                        5.00      11/01/2013            514,248
     1,070,000   MOUNT PLEASANT CA ELEMENTARY SCHOOL DISTRICT CAPITAL
                 APPRECIATION 1998 ELECTION SERIES S (PROPERTY TAX
                 REVENUE, AMBAC INSURED)##                                                  3.60      09/01/2014            912,132
       200,000   MOUNTAIN VIEW CA COP CITY HALL COMMUNITY THEATRE
                 (LEASE REVENUE, NATL-RE INSURED)                                           4.00      08/01/2010            202,314
       500,000   MOUNTAIN VIEW CA SHORELINE REGIONAL PARK COMMUNITY
                 SERIES A (TAX ALLOCATION REVENUE, NATL-RE INSURED)                         5.50      08/01/2013            501,045
       180,000   MURRIETA VALLEY CA USD PFA (PROPERTY TAX REVENUE, AGM
                 INSURED)                                                                   5.00      09/01/2010            183,107
     1,000,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID
                 WASTE REVENUE)                                                             5.10      02/15/2011          1,001,820
       990,000   NAPA-VALLEJO CA SOLID WASTE TRANSFER FACILITY (SOLID
                 WASTE REVENUE)                                                             5.30      02/15/2012            991,465
       300,000   NEW HAVEN CA USD CAPITAL APPRECIATION ELECTION OF
                 2003 SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                                 2.00      08/01/2010            297,975
       905,000   NEW HAVEN CA USD REFUNDING (PROPERTY TAX REVENUE, AGM
                 INSURED)                                                                  12.00      08/01/2013          1,206,763
       520,000   NORTH CITY WEST CA SCHOOL FACILITIES FINANCING
                 AUTHORITY SUB SERIES B (SPECIAL TAX REVENUE, NATL-RE
                 INSURED)                                                                   5.00      09/01/2010            526,120
     2,680,000   NORTHERN CA CALIFORNIA-OREGON TRANSMISSION PROJECT
                 SERIES A (POWER REVENUE, NATL-RE INSURED)                                  7.00      05/01/2013          2,901,100
       100,000   NORWALK-LA MARINDA CA USD UNREFUNDED BALANCE
                 (PROPERTY TAX REVENUES, NATL-RE INSURED)                                   5.00      08/01/2010            101,299
       225,000   OAKLAND CA COP OAKLAND MUSEUM SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                                    5.00      04/01/2012            235,202
     1,125,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                 CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                          5.50      10/01/2011          1,176,705
       290,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY OAKLAND
                 CONVENTION CENTERS (LEASE REVENUE, AMBAC INSURED)                          5.50      10/01/2013            311,651
       300,000   OAKLAND CA JOINT POWERS FINANCING AUTHORITY SERIES
                 A-1 (LEASE REVENUE, ASSURED GUARANTY)                                      3.50      01/01/2011            306,018
       105,000   OAKLAND CA RDA SUB TAX ALLOCATION CENTRE DISTRIBUTION
                 (TAX ALLOCATION REVENUE, NATL-RE FGIC INSURED)                             5.50      09/01/2012            111,527
       260,000   OAKLAND CA RDA SUB TAX ALLOCATION CENTRE DISTRIBUTION
                 (TAX ALLOCATION REVENUE, NATL-RE FGIC INSURED)                             5.50      09/01/2015            273,606
       500,000   OAKLAND CA USD ALAMEDA COUNTY (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)                                                           3.75      08/01/2012            513,975
       280,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2000 (PROPERTY
                 TAX REVENUE, NATL-RE INSURED)                                              5.00      08/01/2016            292,519
       435,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                 (PROPERTY TAX REVENUE)                                                     4.00      08/01/2014            447,241
     1,140,000   OCEANSIDE CA COP SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                                   5.00      04/01/2010          1,140,000
       750,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY
                 LINKED SAVERS & RIBS (SALES TAX REVENUE)                                   6.20      02/14/2011            771,038
       750,000   ORANGE COUNTY CA RECOVERY SERIES A (GENERAL FUND
                 REVENUE, NATL-RE INSURED)                                                  4.00      06/01/2010            753,908
       185,000   OXNARD CA COP (LEASE REVENUE, AMBAC INSURED)                               4.45      06/01/2012            187,133
       200,000   PADRE DAM CA MUNICIPAL WATER DISTRICT COP CAPITAL
                 IMPROVEMENT PROJECT SERIES A (LEASE REVENUE)                               2.00      10/01/2010            201,516

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      150,000   PALM DESERT CA FINANCING AUTHORITY HOUSING SET-ASIDE
                 (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                                 5.00%     10/01/2013   $        159,810
     1,150,000   PALM DESERT CA FINANCING AUTHORITY PROJECT AREA # 1
                 SERIES A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                        4.50      04/01/2011          1,180,073
       290,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE)                                    5.10      07/01/2012            289,939
       410,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE)                                    5.20      07/01/2013            406,085
       200,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE)                                    5.30      07/01/2013            196,362
       430,000   PALM SPRINGS CA AIRPORT SUB LIEN PALM SPRINGS
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE)                                    5.30      07/01/2014            414,757
       987,811   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL
                 FACILITIES REVENUE)(i)                                                     4.80      09/01/2027            945,819
       135,000   PALOS VERDES PENINSULA CA USD SERIES A (PROPERTY TAX
                 REVENUE)                                                                   5.75      11/01/2018            140,640
       200,000   PERALTA CA COMMUNITY COLLEGE DISTRICT ELECTION 2000
                 SERIES D (PROPERTY TAX REVENUE, AGM INSURED)                               4.00      08/01/2010            202,348
     2,000,000   PLEASANTON-SUISUN CITY CA HOME FINANCING AUTHORITY
                 MULTIPLIER 1984 SERIES A (HOUSING REVENUE, NATL-RE
                 INSURED)##                                                                 2.70      10/01/2016          1,680,800
     1,830,000   POMONA CA PFA REDEVELOPMENT PROJECT SERIES AD (TAX
                 ALLOCATION REVENUE, NATL-RE INSURED)                                       4.75      02/01/2013          1,859,262
     1,145,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                                   6.15      08/01/2015          1,257,325
       105,000   PORT OF OAKLAND CA SERIES A (MARINA REVENUE, NATL-RE
                 INSURED)                                                                   5.00      11/01/2010            107,282
        20,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.75      11/01/2012             20,078
         5,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.75      11/01/2014              5,019
     2,430,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.75      11/01/2012          2,437,290
     1,000,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.75      11/01/2013          1,002,400
       995,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.75      11/01/2014            997,030
       500,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                             5.88      11/01/2017            500,500
       180,000   PORTERVILLE CA USD COP REFINANCING & CAPITAL
                 IMPROVEMENTS PROJECT (LEASE REVENUE, AGM INSURED)                          4.00      09/01/2010            181,940
     1,015,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (OTHER REVENUE)                                                   2.00      08/15/2010          1,015,579
     1,100,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (OTHER REVENUE)                                                   3.63      08/15/2014          1,092,542
     1,000,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A
                 (TAX ALLOCATION REVENUE, NATL-RE INSURED)                                  3.50      06/15/2010          1,003,600
       550,000   POWAY CA RDA PAGUAY REDEVELOPMENT PROJECT SERIES A
                 (TAX ALLOCATION REVENUE, NATL-RE INSURED)                                  4.50      06/15/2014            570,983
     1,000,000   POWAY CA USD PFA CAPITAL APPRECIATION (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                          0.01      12/01/2039            996,980
       500,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
                 REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE, AGM
                 INSURED)                                                                   5.00      09/01/2013            506,570
       350,000   RANCHO CUCAMONGA CA REDEVELOPMENT AGENCY RANCHO
                 REDEVELOPMENT PROJECT (TAX INCREMENTAL REVENUE, AMBAC
                 INSURED)                                                                   5.00      09/01/2011            364,319
       100,000   RIVERSIDE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                      5.00      08/01/2010            101,506
     1,100,000   RIVERSIDE CA COMMUNITY FACILITIES DISTRICT # 90-1
                 SERIES A (SPECIAL TAX REVENUE, NATL-RE INSURED)                            5.50      09/01/2013          1,134,430
       100,000   RIVERSIDE COUNTY CA ASSET LEASING CORP HOSPITAL
                 PROJECT SERIES B (HCFR, NATL-RE INSURED)                                   5.70      06/01/2016            103,873
     1,200,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY
                 SERIES A (LEASE REVENUE)                                                   4.50      05/01/2012          1,266,960
       545,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT &
                 INTERSTATE 215 (TAX INCREMENTAL/ALLOCATION REVENUE,
                 NATL-RE INSURED)                                                           4.50      10/01/2015            548,434
     1,000,000   RIVERSIDE COUNTY CA PFA JURUPA VALLEY DESERT &
                 INTERSTATE 215 (TAX INCREMENTAL/ALLOCATION REVENUE,
                 NATL-RE INSURED)                                                           5.00      10/01/2014          1,034,770

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      500,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (NATURAL
                 GAS REVENUE)                                                               5.00%     02/15/2015   $        532,455
       500,000   ROSEVILLE CITY CA SCHOOL DISTRICT COP FINANCING
                 PROJECT (LEASE REVENUE, AGM INSURED)                                       4.75      09/01/2016            503,205
     1,000,000   SACRAMENTO CA AIRPORT GRANT SERIES D (AIRPORT REVENUE)                     5.00      07/01/2014          1,105,270
       190,000   SACRAMENTO CA CITY FINANCING AUTHORITY (LEASE REVENUE)                     5.00      07/01/2010            191,478
       535,000   SACRAMENTO CA CITY FINANCING AUTHORITY BUILDING
                 SERIES A (LEASE REVENUE, AMBAC INSURED)                                    5.25      05/01/2015            541,950
       135,000   SACRAMENTO CA CITY FINANCING AUTHORITY CAPITAL
                 IMPROVEMENTS (OTHER REVENUE, AMBAC INSURED)                                3.63      12/01/2011            139,578
     1,050,000   SACRAMENTO CA CITY FINANCING AUTHORITY EPA BUILDING
                 SERIES B (LEASE REVENUE, AMBAC INSURED)                                    5.00      05/01/2014          1,061,928
       375,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A
                 (LEASE REVENUE, AMBAC INSURED)                                             5.38      11/01/2014            397,646
     1,185,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B
                 (LEASE REVENUE)                                                            5.00      11/01/2014          1,245,056
       575,000   SACRAMENTO CA MUD SERIES G (POWER REVENUE, NATL-RE
                 INSURED)                                                                   6.50      09/01/2013            622,001
       250,000   SACRAMENTO CA MUD SERIES O (ELECTRIC REVENUE, NATL-RE
                 INSURED)                                                                   5.25      08/15/2016            261,293
       310,000   SACRAMENTO CA MUD SERIES O (POWER REVENUE, NATL-RE
                 INSURED)                                                                   5.25      08/15/2015            320,707
       100,000   SACRAMENTO CA MUD SERIES R (ELECTRIC REVENUE, NATL-RE
                 INSURED)                                                                   4.00      08/15/2010            101,171
       600,000   SACRAMENTO CA MUD SERIES S (POWER REVENUE, AGM
                 INSURED)                                                                   5.00      11/15/2010            616,962
     1,000,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING
                 AUTHORITY SERIES A (SEWER REVENUE)                                         6.00      12/01/2014          1,045,890
       100,000   SADDLEBACK VALLEY CA USD PFA SERIES A (TAX REVENUE,
                 AGM INSURED)                                                               4.30      09/01/2010            101,286
       985,000   SALINAS VALLEY CA SOLID WASTE AUTHORITY (SOLID WASTE
                 REVENUE, AMBAC INSURED)                                                    5.00      08/01/2012          1,024,114
     1,425,000   SAN BERNARDINO CA JOINT POWERS FINANCING AUTHORITY
                 SERIES A (TAX ALLOCATION REVENUE, AGM INSURED)                             5.75      10/01/2014          1,588,490
     2,000,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES
                 A (LEASE REVENUE)                                                          5.50      08/01/2020          2,089,940
       805,000   SAN BERNARDINO COUNTY CA COP MEDICAL CENTRE FINANCING
                 PROJECT (LEASE REVENUE, NATL-RE INSURED)                                   5.50      08/01/2017            826,985
       910,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY
                 FACILITIES PROJECT (OTHER REVENUE)                                         5.10      06/01/2017            848,111
     1,915,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE,
                 AMBAC INSURED)                                                             5.00      02/15/2012          2,012,512
       255,000   SAN DIEGO CA PFFA WATER PROJECT SERIES A (WATER
                 REVENUE)                                                                   3.00      08/01/2010            257,170
       540,000   SAN DIEGO CA RDA TAX ALLOCATION CENTRE CITY SERIES A
                 (TAX INCREMENTAL REVENUE,  XLCA INSURED)                                   5.00      09/01/2014            579,425
       100,000   SAN DIEGO CA USD SERIES C (PROPERTY TAX REVENUE, AGM
                 INSURED)                                                                   5.00      07/01/2021            106,826
     3,600,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                     5.63      09/01/2012          3,720,888
       250,000   SAN DIEGO COUNTY CA COP N&E COUNTY JUSTICE FACILITIES
                 (LEASE REVENUE, AGM INSURED)                                               4.25      11/15/2010            255,175
       500,000   SAN FRANCISCO CA AIRPORT IMPROVEMENT UNITED AIRLINES
                 INCORPORATED PROJECT (AIRPORT REVENUE)                                     8.00      07/01/2013            556,875
       200,000   SAN FRANCISCO CA CITY & COUNTY (PROPERTY TAX REVENUE)                      5.00      06/15/2010            201,918
     4,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SECOND SERIES 37C (AIRPORT REVENUE, FSA INSURED)+/-ss                      0.32      05/01/2029          4,000,000
       250,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SECOND SERIES 37D (OTHER REVENUE, AGM INSURED)+/-ss                        0.32      05/01/2030            250,000
       100,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SECOND SERIES ISSUE 26A (AIRPORT REVENUE, NATL-RE
                 FGIC INSURED)                                                              5.00      05/01/2016            101,073
       240,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION
                 SECOND SERIES ISSUE 30 (AIRPORT REVENUE, XLCA INSURED)                     4.00      05/01/2014            254,232
       300,000   SAN FRANCISCO CA CITY & COUNTY RDA CAPITAL
                 APPRECIATION REDEVELOPMENT PROJECT SERIES C (TAX
                 ALLOCATION REVENUE, NATL-RE INSURED)##                                     3.10      08/01/2013            270,255
       750,000   SAN FRANCISCO CA CITY & COUNTY RDA REDEVELOPMENT
                 PROJECT SERIES C (TAX ALLOCATION REVENUE, NATL-RE
                 FGIC INSURED)                                                              4.50      08/01/2010            756,420
       100,000   SAN FRANCISCO CA CITY & COUNTY RDFA (SALES TAX
                 REVENUE, AGM INSURED)                                                      5.00      07/01/2010            101,007
     1,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA GEORGE R. MOSCONE
                 CENTER (LEASE REVENUE, AGM INSURED)                                        5.00      07/01/2017          1,057,480

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      125,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                 REDEVELOPMENT SERIES C (TAX REVENUE)                                       4.50%     08/01/2014   $        130,286
       310,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY NORTH
                 REDEVELOPMENT SERIES C (TAX REVENUE)                                       4.50      08/01/2016            315,800
       500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                 REDEVELOPMENT SERIES D (TAX REVENUE)                                       4.00      08/01/2012            515,620
       500,000   SAN FRANCISCO CA CITY & COUNTY RDFA MISSION BAY SOUTH
                 REDEVELOPMENT SERIES D (TAX REVENUE)                                       5.00      08/01/2014            540,330
     2,000,000   SAN FRANCISCO CA CITY & COUNTY RDFA SAN FRANCISCO
                 REDEVELOPMENT PROJECT SERIES B (TAX REVENUE, NATL-RE
                 FGIC INSURED)                                                              5.25      08/01/2018          2,035,040
       250,000   SAN FRANCISCO CITY & COUNTY CA RDFA SAN FRANCISCO
                 REDEVELOPMENT PROJECT SERIES B (TAX REVENUE, NATL-RE
                 FGIC INSURED)                                                              5.25      08/01/2013            266,788
       350,000   SAN JACINTO CA USD COP (LEASE REVENUE, AGM INSURED)                        2.00      09/01/2011            354,725
     1,000,000   SAN JOSE CA FINANCING AUTHORITY CONVENTION CENTER
                 PROJECT SERIES F (LEASE REVENUE, NATL-RE INSURED)                          5.00      09/01/2015          1,046,230
       100,000   SAN JOSE CA LIBRARY, PARKS & PUBLIC SAFETY PROJECTS
                 (PROPERTY TAX REVENUE)                                                     4.00      09/01/2010            101,575
       100,000   SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA
                 REDEVELOPMENT PROJECT SERIES A (TAX ALLOCATION
                 REVENUE, NATL-RE INSURED)                                                  4.00      08/01/2010            100,675
       675,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX
                 ALLOCATION REVENUE)                                                        5.25      08/01/2011            701,210
       550,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX
                 ALLOCATION REVENUE)                                                        6.13      08/01/2015            612,497
       150,000   SAN JOSE CA USD SANTA CLARA COUNTY ELECTION OF 2002
                 SERIES C (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                      4.00      08/01/2010            151,755
     1,000,000   SAN LUIS & DELTA MENDOTA CA WATER AUTHORITY DHCCP
                 DEVELOPMENT PROJECT SERIES A (WATER REVENUE)                               4.50      03/01/2014          1,060,600
       200,000   SANTA ANA CA USD (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                                   4.00      08/01/2011            206,694
       200,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY FACILITY
                 REPLACEMENT PROJECT SERIES A (HCFR, AMBAC INSURED)                         7.75      11/15/2011            221,848
       150,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE
                 FACILITIES PROJECTS SERIES I (LEASE REVENUE, AMBAC
                 INSURED)                                                                   3.50      05/15/2010            150,567
     1,100,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SERIES
                 A (SALES TAX REVENUE)+/-ss                                                 0.30      06/01/2026          1,100,000
       120,000   SANTA CRUZ COUNTY CA RDA LIVE OAK SOQUEL COMMUNITY
                 IMPROVEMENT SERIES A (TAX ALLOCATION REVENUE)                              4.20      09/01/2012            124,439
        75,000   SANTA MARGARITA-DANA POINT AUTHORITY CA IMPROVEMENT
                 DISTRICTS 1, 2, 2A & 8 SERIES A (OTHER REVENUE,
                 NATL-RE INSURED)                                                           7.25      08/01/2010             76,467
     1,170,000   SANTA MARIA CA WATER & WASTEWATER CAPITAL
                 APPRECIATION SUB SERIES A (SEWER REVENUE, AMBAC
                 INSURED)##                                                                 3.60      08/01/2014          1,001,579
       150,000   SAUGUS CA UNION SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                             4.00      08/01/2010            151,767
       500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL
                 FACILITIES IMPROVEMENT DISTRICT # 2 CAPITAL
                 APPRECIATION WESTERN NEVADA SERIES B (PROPERTY TAX
                 REVENUE, NATL-RE INSURED)##                                                3.60      08/01/2015            413,010
       250,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (TAX
                 ALLOCATION REVENUE)                                                        3.00      10/01/2010            252,363
       550,000   SIGNAL HILL CA REDEVELOPMENT PROJECT # 1 (TAX
                 ALLOCATION REVENUE)                                                        4.13      10/01/2016            551,403
     1,020,000   SOLANO COUNTY CA COP (LEASE REVENUE)                                       4.25      11/15/2014          1,076,783
       250,000   SONOMA COUNTY CA COP REFINANCING SERIES A (LEASE
                 REVENUE, NATL-RE INSURED)                                                  3.00      11/15/2010            253,398
     1,365,000   SOUTH GATE CA PFA SOUTHGATE REDEVELOPMENT PROJECT # 1
                 (TAX REVENUE, AMBAC INSURED)                                               5.25      09/01/2019          1,386,103
       500,000   SOUTH ORANGE COUNTY CA PFA FOOTHILL AREA SERIES C
                 (SPECIAL TAX REVENUE, NATL-RE FGIC INSURED)                                6.50      08/15/2010            508,805
       500,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY NATIONAL
                 GAS PROJECT # 1 SERIES A (NATURAL GAS REVENUE)                             5.00      11/01/2012            530,905
       250,000   SOUTHWESTERN COMMUNITY COLLEGE DISTRICT CA (PROPERTY
                 TAX REVENUE, NATL-RE INSURED)                                              3.00      08/01/2010            252,060
       100,000   SUNNYVALE CA (SOLID WASTE REVENUE, AMBAC INSURED)                          5.00      10/01/2010            101,937
     2,170,000   TORRANCE CA RDA REFERENDUM SENIOR LIEN SERIES C (TAX
                 ALLOCATION REVENUE, NATL-RE INSURED)                                       5.45      09/01/2018          2,193,957
       315,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                      6.00      08/01/2013            355,185

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
CALIFORNIA (continued)
$      345,000   TRACY CA JOINT USD ELECTION 2006 (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                      8.00%     08/01/2012   $        395,342
       400,000   TURLOCK CA IRRIGATION DISTRICT SERIES A (UTILITIES
                 REVENUE, NATL-RE INSURED)                                                  6.00      01/01/2011            413,884
       500,000   TURLOCK CA IRRIGATION DISTRICT SERIES A (UTILITIES
                 REVENUE, NATL-RE INSURED)                                                  5.00      01/01/2014            501,025
       250,000   TURLOCK CA PFA (WATER REVENUE)                                             4.00      05/01/2010            250,753
       630,000   TUSTIN CA COMMUNITY REDEVELOPMENT AGENCY (TAX
                 ALLOCATION REVENUE, AGM INSURED)                                           2.00      09/01/2010            632,665
       150,000   TUSTIN CA USD COMMUNITY DISTRICT # 88-1 (SPECIAL TAX
                 REVENUE, AGM INSURED)                                                      5.00      09/01/2011            152,451
       155,000   UNION CITY CA COMMUNITY REDEVELOPMENT AGENCY UNION
                 CITY COMMUNITY REDEVELOPMENT PROJECT (TAX ALLOCATION
                 REVENUE, ASSURED GUARANTY)                                                 3.00      10/01/2013            161,138
       200,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)                            5.00      05/15/2010            201,090
     1,000,000   UNIVERSITY OF CALIFORNIA LIMITED PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, AGM INSURED)                                5.00      05/15/2019          1,075,280
       200,000   UNIVERSITY OF CALIFORNIA MULTIPLE PURPOSE PROJECT
                 SERIES O (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)                      5.00      09/01/2027            205,788
       500,000   VAL VERDE CA USD 2008 ELECTION SERIES B (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                      3.00      08/01/2011            509,405
       545,000   VALLEJO CITY CA USD SERIES A (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)                                                           5.00      02/01/2013            561,290
     1,000,000   VENTURA COUNTY CA COP PFA III (LEASE REVENUE)                              5.00      08/15/2015          1,093,380
       280,000   VICTOR VALLEY CA JOINT USD CAPITAL APPRECIATION BONDS
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                                 3.60      08/01/2015            231,286
       150,000   VISALIA CA USD (PROPERTY TAX REVENUE)                                      2.00      08/01/2010            150,806
       465,000   WASHINGTON CA USD YOLO COUNTY COP NEW HIGH SCHOOL
                 PROJECT (LEASE REVENUE, AMBAC INSURED)                                     4.25      08/01/2013            483,712
       500,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A
                 (HCFR)                                                                     5.00      07/01/2011            506,210
     1,000,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES
                 A(HCFR)                                                                    5.00      07/01/2012          1,012,140
       905,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A
                 (HCFR)                                                                     5.00      07/01/2013            962,630
       975,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A
                 (HCFR)                                                                     5.00      07/01/2014          1,039,779
     2,355,000   WEST CONTRA COSTA CA USD 2000 ELECTION SERIES C
                 (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)                               5.25      08/01/2018          2,417,784
       520,000   WEST CONTRA COSTA CA USD CABS (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)##                                                         2.80      08/01/2011            501,030
       220,000   WESTSIDE CA USD 2008 ELECTION SERIES A (PROPERTY TAX
                 REVENUE)                                                                   3.00      08/01/2010            221,868
       200,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL
                 (HCFR, NATL-RE INSURED)                                                    6.25      06/01/2010            201,980
     1,000,000   WHITTIER CA HCFR PRESBYTERIAN INTERCOMMUNITY HOSPITAL
                 SERIES D (HCFR)                                                            4.00      06/01/2013          1,043,910
       245,000   WHITTIER CA PFA GREENLEAF AVENUE WHITTIER RDA SERIES
                 A (LEASE REVENUE)                                                          5.00      11/01/2012            249,555
       500,000   WOODLAND CA TAX & REVENUE ANTICIPATION NOTES
                 (PROPERTY TAX REVENUE)                                                     2.50      06/30/2010            501,730
       415,000   YUBA CITY CA USD SCHOOL FACILITIES IMPROVEMENT 2004-1
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)                          10.00      09/01/2010            430,836
                                                                                                                         265,584,926
                                                                                                                   ----------------
GUAM: 0.18%
       500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES
                 A (OTHER REVENUE)                                                          5.00      12/01/2012            527,265
                                                                                                                   ----------------
PUERTO RICO: 4.35%
     1,210,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING
                 AUTHORITY SERIES A (SALES TAX REVENUE, AMBAC INSURED)                      5.25      07/01/2010          1,218,639
       805,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (PROPERTY
                 TAX REVENUE, NATL-RE INSURED)                                              5.75      07/01/2020            814,386

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA LIMITED-TERM TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
---------        ---------------------------------------------------------------   -------------   -------------   -----------------
PUERTO RICO (continued)
$      500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                        5.00%     07/01/2012   $        503,465
     2,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                        5.25      07/01/2013          2,175,800
     1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK
                 (ELECTRIC REVENUE, XLCA INSURED)                                           5.00      07/01/2011          1,039,170
     2,000,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING
                 REVENUE)                                                                   4.75      10/01/2011          2,002,000
       860,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY (FUEL
                 SALES TAX REVENUE, NATL-RE INSURED)                                        5.25      07/01/2014            863,234
       595,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES
                 Z (FUEL SALES TAX REVENUE, NATL-RE INSURED)                                6.25      07/01/2010            601,967
     1,125,000   PUERTO RICO MUNICIPAL FINANCING AGENCY SERIES C
                 (PROPERTY TAX REVENUE, AGM INSURED)                                        5.00      08/01/2013          1,218,623
     2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST
                 SUBSERIES A (SALES TAX REVENUE)+/-ss                                       5.00      08/01/2039          2,092,300
                                                                                                                         12,529,584
                                                                                                                   ----------------
VIRGIN ISLANDS: 0.56%
     1,000,000   VIRGIN ISLANDS PFA GROSS RECEIPTS TAXES LOAN NOTES
                 (OTHER REVENUE, AGM INSURED)                                               5.25      10/01/2016          1,083,970
       500,000   VIRGIN ISLANDS PFA GROss RECEIPTS TAXES LOAN NOTES
                 (SALES TAX REVENUE, NATL-RE FGIC INSURED)                                  5.00      10/01/2013            533,215
                                                                                                                          1,617,185
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $277,712,460)                                                                       280,258,960
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 2.00%

MUTUAL FUNDS: 2.00%

     5,777,423   WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET
                 TRUST(u)(i)~                                                               0.12%                        5,777,423
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,777,423)                                                                           5,777,423
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $283,489,883)*                                                       99.16%                                      286,036,383
OTHER ASSETS AND LIABILITIES, NET                                           0.84                                         2,433,937
                                                                         -------                                   ---------------
TOTAL NET ASSETS                                                          100.00%                                  $   288,470,320
                                                                         -------                                   ---------------

+/-   VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

(l)  INVESTMENT IN AN AFFILIATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $283,491,624 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROss UNREALIZED APPRECIATION   $3,479,408
GROss UNREALIZED DEPRECIATION     (934,649)
                                ----------
NET UNREALIZED APPRECIATION     $2,544,759

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 90.28%
CALIFORNIA: 89.42%
$    1,500,000   ABC CA USD CAPITAL APPRECIATION SERIES B (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED )##                                     5.10%         08/01/2018    $        988,294
     3,660,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                 APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE, AMBAC
                 INSURED)##                                                            5.80          10/01/2018           2,247,496
     1,105,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION 2006
                 ELECTION SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)##          4.60          08/01/2017             789,699
     2,170,000   ALISAL CA UNION SCHOOL DISTRICT CAPITAL APPRECIATION 2006
                 ELECTION SERIES B (PROPERTY TAX REVENUE, ASSURED GUARANTY)##          5.90          08/01/2026             844,803
     5,900,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUB LIEN PUBLIC
                 IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE, AGM INSURED)##          4.60          09/01/2018           4,010,348
    15,110,000   ANAHEIM CA PFA CAPITAL APPRECIATION SUB LIEN PUBLIC
                 IMPROVEMENTS PROJECT SERIES C (LEASE REVENUE, AGM INSURED)##          6.20          09/01/2025           5,885,798
       325,000   ANAHEIM CA PFA SUB LIEN PUBLIC IMPROVEMENTS PROJECT SERIES C
                 (LEASE REVENUE, AGM INSURED)                                          6.00          09/01/2010             332,036
     3,075,000   ANTELOPE VALLEY CA HEALTH CARE DISTRICT SERIES A (HCFR, AGM
                 INSURED)                                                              5.20          01/01/2017           3,076,507
     4,345,000   AZTEC CA SHOPS LIMITED SAN DIEGO STATE UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE)                                                   5.88          09/01/2020           4,357,905
     1,635,000   BAY AREA GOVERNMENTS ASSOCIATION CA STATE PAYMENT
                 ACCELERATION NOTES (TRANSIT REVENUE, XLCA INSURED)                    5.00          08/01/2017           1,656,304
     4,480,000   BAY AREA TOLL AUTHORITY CA TOLL BRIDGE REVENUE SAN FRANCISCO
                 BAY AREA-F-1 (TOLL ROAD REVENUE)                                      5.25          04/01/2029           4,757,088
     3,190,000   BELMONT CA COMMUNITY FACILITIES SPECIAL TAX DISTRICT # 2000-1
                 LIBRARY PROJECT SERIES A (TAX INCREMENTAL REVENUE, AMBAC
                 INSURED)                                                              5.75          08/01/2030           3,326,500
     2,105,000   BREA CA PFA TAX ALLOCATION SERIES A (TAX INCREMENTAL REVENUE)         7.00          09/01/2023           2,197,178
     1,500,000   CABRILLO CA USD CAPITAL APPRECIATION SERIES A (PROPERTY TAX
                 REVENUE, AMBAC INSURED)##                                             6.10          08/01/2021             762,345
        65,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY PREREFUNDED
                 POOLED COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)        5.25          04/01/2024              66,147
     1,085,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNREFUNDED
                 BALANCE POOLED COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                 REVENUE)                                                              5.13          04/01/2017           1,065,014
       725,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNREFUNDED
                 BALANCE POOLED COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                 REVENUE)                                                              5.25          04/01/2024             670,748
     6,700,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)           4.65          08/01/2022           6,192,073
     4,045,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES E (HOUSING REVENUE)           5.00          02/01/2042           4,138,561
     2,640,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES G (HOUSING REVENUE)           5.50          08/01/2042           2,665,054
     1,000,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES H (HOUSING REVENUE,
                 FGIC INSURED)                                                         5.75          08/01/2030           1,066,270
     4,900,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES J (HOUSING REVENUE)           4.95          08/01/2022           4,556,706
     7,115,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES K (HOUSING REVENUE)           4.55          08/01/2021           6,507,308
     4,500,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING REVENUE)           4.55          08/01/2021           4,115,655
     2,985,000   CALIFORNIA HFA AMT HOME MORTGAGE SERIES M (HOUSING REVENUE)           5.00          08/01/2037           3,058,013
     3,000,000   CALIFORNIA HFFA CASA COLINA PROJECT (HCFR)                            6.00          04/01/2022           3,024,660
     2,750,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES A (HCFR)              6.00          07/01/2029           2,947,230
     2,275,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES L (HCFR)              5.13          07/01/2022           2,345,161
     6,000,000   CALIFORNIA HFFA SUTTER HEALTH SERIES A (HCFR)                         6.25          08/15/2031           6,074,820
     2,750,000   CALIFORNIA HFFA SUTTER HEALTH SERIES C (HCFR, AGM INSURED)            5.13          08/15/2022           2,751,898
     2,000,000   CALIFORNIA HFFA THE EPISCOPAL HOME (HCFR, CALIFORNIA MORTGAGE
                 INSURED)                                                              5.25          02/01/2021           2,000,500
     5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK BAY
                 AREA TOLL BRIDGES FIRST LIEN A PREREFUNDED (TOLL ROAD
                 REVENUE, AMBAC INSURED)                                               5.00          07/01/2033           5,783,300
     3,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 INDEPENDENT SYSTEMS OPERATOR SERIES A (ELECTRIC REVENUE)              6.25          02/01/2039           3,151,140
     5,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK J.
                 DAVID GLADSTONE INSTITUTE PROJECT (HCFR)                              5.25          10/01/2034           4,781,100
       500,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                 ANGELES COUNTY DEPARTMENT OF PUBLIC SOCIAL SERVICES (LEASE
                 REVENUE, AMBAC INSURED)                                               4.25          09/01/2010             504,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS
                 ANGELES COUNTY MUSEUM SERIES A (RECREATIONAL FACILITIES
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.32%         09/01/2037    $      1,000,000
     1,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY COMMUNITY HOSPITALS
                 CENTRAL CALIFORNIA (HOSPITAL REVENUE)                                 5.00          02/01/2020             942,750
     2,000,000   CALIFORNIA POOLED COLLEGE & UNIVERSITY PROJECT SERIES B
                 PREREFUNDED (COLLEGE & UNIVERSITY REVENUE)                            6.75          06/01/2030           2,041,460
     3,950,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES SERIES E PUTTABLE (HOUSING
                 REVENUE, GNMA INSURED)ss                                              6.10          02/01/2046           4,018,928
        75,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES SERIES B (HOUSING REVENUE, GNMA
                 INSURED)                                                              6.25          12/01/2031              75,800
        95,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES SERIES B5 (HOUSING REVENUE, GNMA
                 INSURED)                                                              6.35          12/01/2029             100,865
     3,550,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES SERIES C PUTTABLE (HOUSING
                 REVENUE, GNMA)ss                                                      5.40          02/01/2046           3,425,147
     3,565,000   CALIFORNIA RURAL HOME MORTGAGE FINANCE AUTHORITY
                 MORTGAGE-BACKED SECURITIES SERIES E PUTTABLE (HOUSING
                 REVENUE, GNMA)ss                                                      5.80          08/01/2043           3,583,645
     1,090,000   CALIFORNIA SPECIAL DISTRICT ASSOCIATION FINANCE CORPORATION
                 PROGRAM SERIES MM (LEASE REVENUE)                                     5.50          06/01/2021           1,090,436
     5,000,000   CALIFORNIA STATE (GENERAL FUND REVENUE)                               5.00          08/01/2025           4,946,900
       500,000   CALIFORNIA STATE (OTHER REVENUE)                                      6.50          09/01/2010             512,155
     2,520,000   CALIFORNIA STATE DEPARTMENT OF TRANSPORTATION COP SERIES A
                 (LEASE REVENUE, NATL-RE INSURED)                                      5.25          03/01/2016           2,528,543
     3,000,000   CALIFORNIA STATE DEPARTMENT OF VETERAN AFFAIRS HOME PURCHASE
                 SERIES A (HOUSING REVENUE, AMBAC INSURED)                             5.30          12/01/2021           3,051,300
       200,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES A (ELECTRIC
                 REVENUE, NATL-RE INSURED)                                             5.00          05/01/2010             200,760
     3,800,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-7
                 (ELECTRIC REVENUE, AGM INSURED)+/-ss                                  0.32          05/01/2022           3,800,000
        55,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                 REVENUE)                                                              4.00          07/01/2010              55,453
     5,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                 REVENUE)                                                              5.00          07/01/2022           5,223,150
     1,695,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-16 (SALES TAX
                 REVENUE, AGM INSURED)+/-ss                                            0.30          07/01/2023           1,695,000
     6,000,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.60          03/01/2036           6,015,060
     2,000,000   CALIFORNIA STATE KINDERGARTEN SERIES A8 (GENERAL FUND
                 REVENUE, CITIBANK NA LOC)+/-ss                                        0.29          05/01/2034           2,000,000
       200,000   CALIFORNIA STATE PREREFUNDED (GENERAL FUND REVENUE)                   5.50          06/01/2019             201,696
     2,825,000   CALIFORNIA STATE PUBLIC WORKS BOARD DEPARTMENT OF HEALTH
                 SERVICES SERIES K (LEASE REVENUE)                                     5.00          11/01/2018           2,854,465
     4,225,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA
                 RESEARCH PROJECT SERIES L (COLLEGE & UNIVERSITY REVENUE,
                 NATL-RE INSURED)                                                      5.25          11/01/2028           4,373,424
     3,200,000   CALIFORNIA STATE UNIVERSITY FRESNO ASSOCIATION INCORPORATED
                 SENIOR AUXILIARY ORGANIZATION EVENT CENTER PREREFUNDED
                 (COLLEGE & UNIVERSITY REVENUE)                                        6.00          07/01/2022           3,559,648
       450,000   CALIFORNIA STATE UNREFUNDED BALANCE (GENERAL FUND, AMBAC
                 INSURED)                                                              5.25          12/01/2024             464,697
    10,780,000   CALIFORNIA STATE VARIOUS PURPOSES (GENERAL FUND REVENUE)              5.75          04/01/2031          11,162,690
     1,650,000   CALIFORNIA STATE VARIOUS PURPOSES (GENERAL FUND REVENUE)              6.00          04/01/2038           1,733,028
     4,240,000   CALIFORNIA STATE VARIOUS PURPOSES (PROPERTY TAX REVENUE)              5.25          10/01/2025           4,316,023
     1,000,000   CALIFORNIA STATE VARIOUS PURPOSES (PROPERTY TAX REVENUE)              5.50          11/01/2033           1,000,270
       100,000   CALIFORNIA STATE VARIOUS PURPOSES FSA (GENERAL FUND REVENUE,
                 AGM INSURED)                                                          5.00          06/01/2010             100,699
     6,100,000   CALIFORNIA STATE VETERANS SERIES BZ (GENERAL FUND REVENUE,
                 NATL-RE INSURED)                                                      5.35          12/01/2021           6,050,468
     1,335,000   CALIFORNIA STATEWIDE CDA ASPIRE PUBLIC SCHOOLS (COLLEGE &
                 UNIVERSITY REVENUE)                                                   5.00          07/01/2020           1,332,784
     1,745,000   CALIFORNIA STATEWIDE CDA COP CATHOLIC WEST PREREFUNDED
                 BALANCE (HCFR)                                                        6.50          07/01/2020           1,787,037
     1,420,000   CALIFORNIA STATEWIDE CDA COP CEDARS SINAI MEDICAL CENTER
                 (LEASE REVENUE)                                                       6.50          08/01/2012           1,504,348
     2,000,000   CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES
                 MBIA (HCFR, NATL-RE INSURED)                                          5.25          08/15/2029           1,872,860
     2,000,000   CALIFORNIA STATEWIDE CDA COP CHILDRENS HOSPITAL LOS ANGELES
                 MBIA (HCFR, NATL-RE INSURED)                                          5.25          08/15/2029           1,872,860

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    1,950,000   CALIFORNIA STATEWIDE CDA COP SAVRS TAX EXEMPT CONVERSION
                 02/10/05 (ACA INSURED)+/-ss(m)(n)(a)                                  0.75%         05/15/2029    $      1,852,500
     3,600,000   CALIFORNIA STATEWIDE CDA COP THE INTERNEXT GROUP (HCFR)               5.38          04/01/2017           3,617,172
     4,000,000   CALIFORNIA STATEWIDE CDA INLAND REGIONAL CENTER PROJECT
                 SERIES 2007 (HCFR)                                                    5.25          12/01/2027           3,292,640
     2,010,000   CALIFORNIA STATEWIDE CDA PIONEER PARK PROJECT SERIES T
                 (HOUSING REVENUE, GNMA INSURED)                                       6.10          12/20/2035           2,052,331
     1,190,000   CALIFORNIA STATEWIDE CDA REFERENDUM INTERNATIONAL SCHOOL
                 PENINSULA PROJECT (PRIVATE SCHOOLS REVENUE)                           5.00          11/01/2016           1,102,773
     4,000,000   CALIFORNIA STATEWIDE CDA WATER & WASTEWATER POOLED SERIES B
                 (WATER REVENUE, FSA INSURED)                                          5.25          10/01/2027           4,134,640
        60,000   CAPITOL AREA DEVELOPMENT AUTHORITY CA SERIES A (LEASE
                 REVENUE, NATL-RE INSURED)                                             6.50          04/01/2012              60,239
     1,140,000   CARSON CA RDA TAX ALLOCATION SERIES A (TAX ALLOCATION
                 REVENUE, NATL-RE INSURED)                                             5.25          10/01/2020           1,157,317
     1,075,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A (TAX
                 INCREMENTAL REVENUE, NATL-RE INSURED)##                               6.30          08/01/2024             439,052
     1,085,000   CATHEDRAL CITY CA PFA CAPITAL APPRECIATION SERIES A (TAX
                 INCREMENTAL REVENUE, NATL-RE INSURED)##                               6.40          08/01/2026             386,531
     5,000,000   CENTER CALIFORNIA USD CAPITAL APPRECIATION SERIES C (PROPERTY
                 TAX REVENUE, NATL-RE INSURED)##                                       6.10          09/01/2021           2,528,250
     3,600,000   CENTER CALIFORNIA USD ELECTION 1991 SERIES D (PROPERTY TAX
                 REVENUE, NATL-RE INSURED)##                                           6.80          08/01/2028           1,067,256
     2,645,000   CENTRAL VALLEY CA SCHOOL DISTRICT FINANCING AUTHORITY GO
                 PROGRAM SERIES A (OTHER REVENUE, NATL-RE INSURED)                     6.45          02/01/2018           3,002,234
     3,000,000   CHICO CA PFA REDEVELOPMENT PROJECT AREA (TAX INCREMENTAL
                 REVENUE, NATL-RE INSURED)                                             5.13          04/01/2021           3,009,870
     1,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY MUNICIPAL WATER
                 DISTRICT SEWER SYSTEM PROJECT (SEWER REVENUE, AMBAC INSURED)          6.00          08/01/2016           1,807,650
     1,000,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                 CA ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED
                 GUARANTY)##                                                           5.80          08/01/2024             438,440
     1,355,000   COLLEGE OF THE SEQUOIAS TULARE AREA IMPROVEMENT DISTRICT # 3
                 CA ELECTION 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED
                 GUARANTY)##                                                           6.00          08/01/2025             548,165
     3,000,000   COMMERCE CA JOINT POWER FINANCING AUTHORITY REDEVELOPMENT
                 PROJECT # 1 SERIES A (TAX INCREMENTAL REVENUE, AMBAC INSURED)         5.00          08/01/2026           2,848,770
       290,000   COMPTON CA SOLID WASTE MANAGEMENT FACILITIES (RESOURCE
                 RECOVERY REVENUE)                                                     4.80          08/01/2020             273,702
       265,000   CONTRA COSTA COUNTY CA GNMA MORTGAGE BACKED SECURITIES
                 PROGRAMME (HOUSING REVENUE, GNMA INSURED)                             7.75          05/01/2022             340,483
       750,000   CONTRA COSTA COUNTY CA PFA UNREFUNDED 2007 PLEASANT HILL (TAX
                 INCREMENTAL REVENUE)                                                  5.25          08/01/2028             737,805
       250,000   CONTRA COSTA COUNTY CA PUBLIC FINANCING MEDICAL CENTER SERIES
                 B (LEASE REVENUE, NATL-RE INSURED)                                    5.00          06/01/2010             251,730
       300,000   CONTRA COSTA COUNTY CA WATER AUTHORITY TREATMENT SERIES A
                 (WATER REVENUE, NATL-RE FGIC INSURED)                                 4.00          10/01/2010             305,268
     5,315,000   DUARTE CA COP SERIES A (HCFR)                                         5.25          04/01/2024           5,299,374
     4,000,000   DUARTE CA RDA CAPITAL APPRECIATION SUB MERGED REDEVELOPMENT
                 PROJECT (TAX INCREMENTAL REVENUE)##                                   4.40          12/01/2016           2,988,800
     4,430,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.50          09/01/2018           3,047,796
     5,185,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.60          09/01/2019           3,360,813
     5,420,000   EAST SIDE CA UNION HIGH SCHOOL DISTRICT SANTA CLARA COUNTY
                 CAPITAL APPRECIATION SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.80          09/01/2020           3,306,634
     2,500,000   EL MONTE CA COP DEPARTMENT OF PUBLIC SERVICES FACILITIES
                 PROJECT PHASE II (LEASE REVENUE, AMBAC INSURED)(i)                    5.25          01/01/2034           2,501,250
       500,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                 (SPECIAL FACILITIES REVENUE)                                          5.75          09/02/2014             501,640
     1,750,000   EMERYVILLE CA PFA ASSESSMENT DISTRIBUTION REFINANCING
                 (SPECIAL FACILITIES REVENUE)                                          5.90          09/02/2021           1,690,745
       835,000   ESCONDIDO CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                 PROJECT SERIES B (LEASE REVENUE, AMBAC INSURED)                       6.13          09/01/2011             870,621

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    8,385,000   ESCONDIDO CA UNION HIGH SCHOOL CAPITAL APPRECIATION ELECTION
                 2008 SERIES A (PROPERTY TAX REVENUE, ASSURED GUARANTY)##              5.90%         08/01/2027    $      3,055,326
     2,000,000   ETIWANDA CA SCHOOL DISTRICT PFA LOAN AGENCY (OTHER REVENUE,
                 ASSURED GUARANTY)                                                     5.00          09/15/2032           2,019,180
     2,455,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                             5.50          10/01/2017           2,479,599
     5,140,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                             5.50          10/01/2027           5,152,799
     4,785,000   FONTANA CA RDA JURUPA HILLS REDEVELOPMENT PROJECT SERIES A
                 (TAX INCREMENTAL REVENUE)                                             5.60          10/01/2027           4,822,562
       150,000   FONTANA CA USD (PROPERTY TAX REVENUE, ASSURED GUARANTY)               3.00          05/01/2010             150,323
     3,000,000   FOOTHILL EASTERN TRANSPORTATION CORRIDOR AGENCY CA CAPITAL
                 APPRECIATION SENIOR LIEN SERIES A (TOLL ROAD REVENUE)##               4.30          01/01/2025           1,604,040
       380,000   FRESNO CA COP STREET IMPROVEMENT PROJECT (LEASE REVENUE)              6.63          12/01/2011             383,424
     1,000,000   GILROY CA USD ELECTION 2008 SERIES A (PROPERTY TAX REVENUE,
                 ASSURED GUARANTY)                                                     6.00          08/01/2027           1,126,220
     5,825,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CA
                 ASSET-BACKED SERIES A-1 (TOBACCO SETTLEMENT REVENUE)                  4.50          06/01/2027           5,359,757
       585,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                 APPRECIATION PG-A (OTHER REVENUE, NATL-RE INSURED)##                  4.90          08/01/2016             429,402
     2,000,000   GOLDEN WEST SCHOOLS FINANCING AUTHORITY CA CAPITAL
                 APPRECIATION SERIES A (OTHER REVENUE, NATL-RE INSURED)##              3.60          08/01/2015           1,652,040
     2,500,000   HAWAIIAN GARDENS CA RDA PROJECT # 1 (TAX INCREMENTAL REVENUE)         6.00          12/01/2013           2,557,050
     3,960,000   HAWTHORNE CA COP SCHOOL DISTRICT PREREFUNDED (LEASE REVENUE,
                 AGM INSURED)+/-ss                                                     6.00          11/01/2025           4,127,112
       315,000   INDIAN WELLS VALLEY CA COP WATER DISTRICT (WATER REVENUE,
                 ASSURED GUARANTY)                                                     2.00          10/01/2010             317,388
       500,000   IRVINE RANCH CA WATER DISTRICT CONSOLIDATED BONDS (PROPERTY
                 TAX REVENUE, LANDESBANK HESSEN THURINGEN LOC)+/-ss                    0.25          10/01/2010             500,000
       180,000   JAMUL-DULZURA CA UNION SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE)                                                              6.40          08/01/2016             180,824
       150,000   JOHN SWETT CA USD 2008 ELECTION SERIES A (PROPERTY TAX
                 REVENUE, ASSURED GUARANTY)                                            1.00          08/01/2010             150,233
     4,000,000   LAKE ELSINORE CA PFA SERIES A (TAX INCREMENTAL REVENUE)               5.50          09/01/2030           3,941,920
     3,010,000   LAKE ELSINORE CA SCHOOL FINANCING AUTHORITY HORSETHIEF CANYON
                 (SPECIAL TAX REVENUE)                                                 5.63          09/01/2016           3,019,120
     2,000,000   LANCASTER CA REDEVELOPMENT AGENCY TAX COMB REDEVELOPMENT
                 PROJECT AREAS (TAX INCREMENTAL REVENUE)                               6.50          08/01/2029           2,142,780
     1,000,000   LIVE OAK SCHOOL DISTRICT SANTA CRUZ COUNTY CA COP (LEASE
                 REVENUE, ASSURED GUARANTY)                                            5.50          08/01/2029           1,047,490
     1,500,000   LONG BEACH BOND FINANCE AUTHORITY CA (OTHER REVENUE, AMBAC
                 INSURED)                                                              6.00          11/01/2017           1,631,655
       230,000   LOOMIS CA UNION SCHOOL DISTRICT (PROPERTY TAX, ASSURED
                 GUARANTY)                                                             1.00          09/01/2011             229,761
     2,310,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MANCHESTER
                 SOCIAL SERVICES PROJECT (LEASE REVENUE, AMBAC INSURED)                5.00          09/01/2025           2,216,376
     4,740,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR THE
                 ALEXANDRIA (HOUSING REVENUE, FNMA INSURED)+/-ss                       4.90          08/15/2039           4,837,502
     2,015,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LOS ANGELES
                 INTERNATIONAL AIRPORT SERIES C (AIRPORT REVENUE)                      5.00          05/15/2024           2,124,878
     2,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER SERIES B (ELECTRIC
                 REVENUE)                                                              5.25          07/01/2023           2,232,540
     1,000,000   LOS ANGELES CA DW&P SERIES A-A-2 (WATER REVENUE, NATL-RE
                 INSURED)                                                              5.38          07/01/2020           1,050,470
       675,000   LOS ANGELES CA WASTEWATER SYSTEMS SUB SERIES F-2 (SEWER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.27          06/01/2032             675,000
     1,000,000   LOS ANGELES COUNTY CA PUBLIC WORKS FINANCING AUTHORITY MASTER
                 PROJECT SERIES B (LEASE REVENUE, NATL-RE FGIC INSURED)                5.00          09/01/2018           1,046,670
       470,000   MANTECA CA RDA AMENDED MERGED PROJECT AREA (TAX INCREMENTAL
                 REVENUE, XLCA INSURED)                                                5.00          10/01/2014             503,770
     2,135,000   MERCED CA UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##               5.10          08/01/2018           1,406,687
        95,000   MERCED COUNTY CA COP REFUNDED CONSTRUCTION CSAC LEASE (LEASE
                 REVENUE, FSA INSURED)                                                 6.00          10/01/2012              96,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    1,000,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CA WATERWORKS FLOATS
                 SERIES C-1 (WATER REVENUE)+/-ss                                       0.28%       07/01/2036      $      1,000,000
     1,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B-3
                 (WATER REVENUE)+/-ss                                                  0.24        07/01/2035             1,000,000
     1,050,000   MILPITAS CA REDEVELOPMENT AGENCY PROJECT AREA # 1 (TAX
                 INCREMENTAL REVENUE, NATL-RE INSURED)                                 3.25        09/01/2010             1,056,710
     4,375,000   MONROVIA CA RDA CENTRAL REDEVELOPMENT PROJECT AREA 1 (TAX
                 INCREMENTAL REVENUE, AMBAC INSURED)                                   5.00        05/01/2021             4,366,338
     1,435,000   MONTEBELLO CA USD CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
                 AGM INSURED)##                                                        5.50        08/01/2021               771,442
     3,000,000   MONTEBELLO CA USD ELECTION OF 2004 SERIES A-1 (PROPERTY TAX,
                 ASSURED GUARANTY)                                                     5.25        08/01/2034             3,066,420
       350,000   MURRIETA VALLEY CA USD PFA CAPITAL APPRECIATION (PROPERTY TAX
                 REVENUE, AGM INSURED)##                                               5.60        09/01/2022               175,172
     1,785,000   MURRIETA VALLEY CA USD PFA CAPITAL APPRECIATION (PROPERTY TAX
                 REVENUE, AGM INSURED)##                                               5.90        09/01/2025               729,422
     1,080,000   NAPA-VALLEJO CA WASTE MANAGEMENT AUTHORITY SOLID WASTE
                 TRANSFER FACILITY (SOLID WASTE REVENUE)                               5.50        02/15/2013             1,081,469
     2,000,000   NORTHERN INYO COUNTY CA LOCAL HOSPITAL DISTRICT (PROPERTY TAX
                 REVENUE, AGC-ICC INSURED)                                             5.60        08/01/2035             2,064,620
     1,500,000   NORWALK-LA MIRADA CA USD ELECTION 2002 SERIES D (GO - SCHOOL
                 DISTRICTS, FSA INSURED)##                                             5.70        08/01/2023               705,150
     1,456,966   OAK GROVE CA UNION SCHOOL DISTRICT FLEXFUND PROGRAM (OTHER
                 REVENUE)(i)                                                           4.75        08/01/2027             1,295,388
     1,110,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT # 1 (TAX
                 INCREMENTAL REVENUE, NATL-RE INSURED)                                 5.80        08/01/2023             1,193,672
     1,320,000   ONTARIO CA RDA ONTARIO REDEVELOPMENT PROJECT # 1 (TAX
                 INCREMENTAL REVENUE, NATL-RE INSURED)                                 6.00        08/01/2015             1,415,977
       250,000   ORANGE COUNTY CA COP SANITATION DISTRICT SERIES A (LEASE
                 REVENUE)+/-ss                                                         0.31        08/01/2029               250,000
       850,000   ORANGE COUNTY CA PFA (LEASE REVENUE, NATL-RE INSURED)                 5.00        07/01/2010               859,418
       250,000   ORANGE COUNTY CA RECOVERY SERIES A (OTHER REVENUE, NATL-RE
                 INSURED)                                                              6.00        06/01/2010               252,385
    10,000,000   PALM SPRINGS CA CERTIFICATE ZERO SUB SERIES B (HOSPITAL
                 REVENUE)##                                                            4.10        04/15/2021             6,409,700
       290,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                 REVENUE)                                                              6.00        07/01/2018               271,846
       500,000   PALM SPRINGS CA PALM SPRINGS INTERNATIONAL AIRPORT (AIRPORT
                 REVENUE)                                                              6.40        07/01/2023               465,730
     1,876,123   PALO VERDE CA USD FLEXFUND PROGRAM (EDUCATIONAL FACILITIES
                 REVENUE)(i)                                                           4.80        09/01/2027             1,796,369
     1,425,000   PALOMAR CA POMERADO HEALTH CAPITAL APPRECIATION (PROPERTY TAX
                 REVENUE, NATL-RE INSURED)##                                           5.80        08/01/2020               790,946
     4,950,000   PALOMAR CA POMERADO HEALTH CARE DISTRICT COP (OTHER REVENUE)          5.50        11/01/2019             4,949,753
     3,000,000   PALOMAR CA POMERADO HEALTH ELECTION OF 2004 SERIES A
                 (PROPERTY TAX, NATL-RE INSURED)                                       5.00        08/01/2032             2,875,200
     1,290,000   PASADENA CA OLD PASADENA PARKING FACILITIES PROJECT (LEASE
                 REVENUE)                                                              6.25        01/01/2018             1,494,865
     4,655,000   PERALTA CA COMMUNITY COLLEGE DISTRICT ELECTION 2000 SERIES C
                 (PROPERTY TAX, NATL-RE INSURED)                                       5.00        08/01/2029             4,696,150
     2,045,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE)                      5.75        10/01/2031             2,055,102
     1,030,000   PERRIS CA PFA SERIES A (TAX INCREMENTAL REVENUE, NATL-RE
                 INSURED)                                                              5.25        10/01/2020             1,045,646
     5,500,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)               6.25        12/01/2032             5,092,560
     2,000,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE,
                 NATL-RE INSURED)                                                      5.50        05/01/2019             2,125,700
     2,515,000   PLACENTIA CA RDA SERIES A (TAX INCREMENTAL REVENUE)                   5.85        08/01/2032             2,526,066
     2,480,000   POMONA CA USD SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)        6.55        08/01/2029             2,874,990
        70,000   PORT OF OAKLAND CA SERIES K PREREFUNDED (AIRPORT & MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                        5.75        11/01/2021                70,272
     9,035,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (AIRPORT & MARINA
                 REVENUE, NAT-RE FGIC INSURED)                                         5.75        11/01/2021             9,036,988
       225,000   PORT OF OAKLAND CA SERIES L PREREFUNDED (AIRPORT & MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                        5.50        11/01/2020               248,661
     1,775,000   PORT OF OAKLAND CA SERIES L UNREFUNDED (AIRPORT & MARINA
                 REVENUE, NATL-RE FGIC INSURED)                                        5.50        11/01/2020             1,800,347
     3,600,000   PORT OF REDWOOD CITY CA (AIRPORT & MARINA REVENUE)                    5.13        06/01/2030             3,386,340

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    1,000,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (OTHER REVENUE)                                              2.00%         08/15/2010    $      1,000,570
       830,000   REDLANDS CA RDA PROJECT AREA SERIES A (TAX REVENUE, AMBAC
                 INSURED)                                                              4.63          08/01/2022             777,826
     1,000,000   RIALTO CA RDA MERGED PROJECT AREA SERIES A (TAX INCREMENTAL
                 REVENUE)                                                              5.00          09/01/2021             987,130
       215,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY LEASE & GAS TAX
                 SERIES A (LEASE REVENUE)                                              5.25          05/15/2013             215,062
     2,500,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO
                 SERIES A (LEASE REVENUE)                                              6.25          07/01/2024           2,608,100
     8,645,000   RIVERSIDE COUNTY CA ASSET LEASING CORPORATION RIVERSIDE
                 COUNTY HOSPITAL PROJECT (HCFR, NATL-RE INSURED)##                     6.40          06/01/2026           3,112,373
     1,250,000   RIVERSIDE COUNTY CA MORTGAGE SERIES A (HOUSING REVENUE, GNMA
                 INSURED)                                                              7.80          05/01/2021           1,727,938
     3,345,000   RIVERSIDE COUNTY CA PALM DESERT FINANCING AUTHORITY SERIES A
                 (LEASE REVENUE)                                                       6.00          05/01/2022           3,645,515
     2,500,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                               5.40          11/01/2020           2,630,575
     1,985,000   SACRAMENTO CA GNMA MORTGAGE SERIES A (SFMR REVENUE)                   8.25          01/01/2021           2,681,318
       925,000   SACRAMENTO CA MUD PREREFUNDED SERIES A (ELECTRIC REVENUE,
                 NATL-RE INSURED)                                                      6.25          08/15/2010             945,100
       525,000   SACRAMENTO CA MUD SERIES F (ELECTRIC REVENUE)                         5.38          12/01/2013             566,832
     1,085,000   SACRAMENTO COUNTY CA ANIMAL CARE YOUTH DETENTION (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          10/01/2025           1,064,363
     8,000,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES A
                 (LEASE REVENUE)                                                       5.50          08/01/2020           8,359,760
     3,285,000   SAN BERNARDINO COUNTY CA COP ARROWHEAD PROJECT SERIES B
                 (LEASE REVENUE)                                                       5.25          08/01/2019           3,420,769
     3,270,000   SAN BERNARDINO COUNTY CA FINANCING AUTHORITY CT HOUSING
                 FACILITIES PROJECT (OTHER REVENUE, NATL-RE INSURED)                   5.50          06/01/2037           3,083,774
     1,000,000   SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (OTHER
                 REVENUE, UBS AG LOC)+/-ss                                             0.27          08/01/2037           1,000,000
       885,000   SAN DIEGO CA RDA CAPITAL APPRECIATION TAX ALLOCATION CENTRE
                 (TAX INCREMENTAL REVENUE, AGM INSURED)##                              5.80          09/01/2023             408,127
     1,060,000   SAN DIEGO CA RDA CENTRE CITY SUB PARKING SERIES B (PARKING
                 FACILITIES REVENUE)                                                   5.30          09/01/2020           1,058,855
     1,865,000   SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED
                 TAX SERIES D (SALES TAX REVENUE)+/-ss                                 0.32          04/01/2038           1,865,000
     3,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                 SERIES 37C (AIRPORT REVENUE, FSA INSURED)+/-ss                        0.32          05/01/2029           3,000,000
     3,000,000   SAN FRANCISCO CA CITY & COUNTY COP MULTIPLE CAPITAL
                 IMPROVEMENT PROJECTS SERIES A (LEASE REVENUE)                         5.20          04/01/2026           3,080,250
     1,645,000   SAN FRANCISCO CA CITY AND MISSION BAY SOUTH REDEVELOPMENT D
                 (TAX REVENUE)                                                         6.25          08/01/2027           1,716,887
       100,000   SAN GABRIEL CA USD SERIES A (PROPERTY TAX, AGM INSURED)               4.50          08/01/2010             101,219
     5,000,000   SAN JOAQUIN HILLS CA TRANSPORTATION CORRIDOR AGENCY TOLL ROAD
                 SENIOR LIEN (TOLL ROAD REVENUE)##                                     4.20          01/01/2024           2,811,950
     2,000,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES C
                 (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                            5.00          08/01/2025           1,919,160
     1,500,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES C
                 (TAX INCREMENTAL REVENUE, NATL-RE INSURED)                            5.00          08/01/2026           1,424,385
     8,320,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES D
                 (TAX INCREMENTAL REVENUE, AMBAC INSURED)                              5.00          08/01/2023           8,124,896
     1,205,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)##                        4.80          01/01/2021             724,422
     3,175,000   SAN JOSE CA USD (LEASE REVENUE, AGM INSURED)##                        5.50          01/01/2026           1,348,804
     1,360,000   SAN MARCOS CA PFA (STATE & LOCAL GOVERNMENTS REVENUE)##               3.40          01/01/2019           1,010,820
     1,200,000   SAN RAFAEL CITY CA HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
                 ELECTION OF 2002 SERIES B (PROPERTY TAX REVENUE, NATL-RE FGIC
                 INSURED)##                                                            5.10          08/01/2023             615,384
     3,000,000   SANTA ANA CA FINANCING AUTHORITY INNER CITY COMMUTER SERIES C
                 (LEASE REVENUE)                                                       5.60          09/01/2019           3,009,000
    20,495,000   SANTA ANA CA USD CAPITAL APPRECIATION ELECTION 2008 SERIES B
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)##                            6.60          08/01/2038           3,300,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    5,000,000   SANTA CLARA COUNTY CA FINANCING AUTHORITY EL CAMINO SERIES A
                 (HCFR, AMBAC INSURED)                                                 5.75%         02/01/2041    $      5,122,350
     3,000,000   SANTA CLARA COUNTY CA HOUSING AUTHORITY BLOSSOM RIVER
                 APARTMENTS SERIES A (HOUSING REVENUE)                                 6.50          09/01/2039           2,450,310
     2,100,000   SANTA CRUZ COUNTY CA RDA CALIFORNIA LIVE OAK SOQUEL COMMUNITY
                 IMPROVEMENT (TAX INCREMENTAL REVENUE)                                 6.63          09/01/2029           2,270,100
       870,000   SCHOOL FACILITIES FINANCING AUTHORITY CA GRANT JOINT UNION
                 HIGH SCHOOL SERIES A (OTHER REVENUE, AGM INSURED)##                   4.90          08/01/2019             551,615
     1,505,000   SCHOOL FACILITIES FINANCING AUTHORITY CA GRANT JOINT UNION
                 HIGH SCHOOL SERIES A (OTHER REVENUE, AGM INSURED)##                   5.50          08/01/2020             854,885
     1,970,000   SIMI VALLEY CA USD CAPITAL IMPROVEMENT PROJECTS (LEASE
                 REVENUE, AMBAC INSURED)                                               5.25          08/01/2022           1,979,456
     3,000,000   SONOMA CA COMMUNITY RDA THE SPRINGS REDEVELOPMENT PROJECT
                 (TAX ALLOCATION REVENUE, ASSURED GUARANTY)                            6.50          08/01/2028           3,190,260
     1,765,000   SOUTH GATE CA PFA SOUTH GATE REDEVELOPMENT PROJECT # 1 (TAX
                 INCREMENTAL REVENUE, XLCA INSURED)                                    5.25          09/01/2019           1,799,506
       935,000   SOUTH PASADENA CA USD SERIES A (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                              5.55          11/01/2020           1,072,417
     2,700,000   SOUTHERN CA LOGISTICS AIRPORT AUTHORITY HOUSING SET ASIDE
                 REVENUE (AIRPORT REVENUE, XLCA INSURED)                               5.00          12/01/2036           1,999,836
     1,270,000   SOUTHERN CA PUBLIC POWER AUTHORITY (ELECTRIC, POWER & LIGHT
                 REVENUE)                                                              6.75          07/01/2011           1,362,621
     3,515,000   SOUTHWEST COMMUNITY CA FINANCE AUTHORITY RIVERSIDE COUNTY
                 (LEASE REVENUE)                                                       6.38          05/01/2033           3,765,409
     1,000,000   STOCKTON CA PFA BUILDING ACQUISITION SERIES PJ-A  (LEASE
                 REVENUE, ASSURED GUARANTY)+/-ss                                       0.50          09/01/2048           1,000,000
     5,690,000   SULPHUR SPRINGS CA UNION SCHOOL DISTRICT INTEREST ACCRUAL
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)##                    2.70          09/01/2013           5,187,573
     2,590,000   SWEETWATER CA UNIFIED HIGH SCHOOL DISTRICT PFA SERIES A
                 (SPECIAL TAX REVENUE, AGM INSURED)                                    5.00          09/01/2026           2,547,187
     1,000,000   TRACY CA OPERATING PARTNERSHIP JOINT POWERS AUTHORITY CAPITAL
                 IMPROVEMENT PROJECTS (LEASE REVENUE, ASSURED GUARANTY)                6.25          10/01/2033           1,117,240
     3,000,000   TULARE CA PFFA CAPITAL FACILITIES PROJECT (PROPERTY TAX
                 REVENUE, ASSURED GUARANTY)                                            5.25          04/01/2027           3,143,610
     8,000,000   UNION CITY CA COMMUNITY RDA REDEVELOPMENT PROJECT (TAX
                 INCREMENTAL REVENUE, ASSURED GUARANTY)                                5.25          10/01/2033           7,946,640
     5,210,000   UNION CITY CA COMMUNITY RDA SERIES A (TAX INCREMENTAL
                 REVENUE, AMBAC INSURED)                                               5.38          10/01/2034           4,851,552
     1,260,000   VACAVILLE CA USD (LEASE REVENUE, ASSURED GUARANTY)                    6.50          12/01/2034           1,401,813
       295,000   VACAVILLE CA USD ELECTION 2001 (PROPERTY TAX, NATL-RE INSURED)        4.00          08/01/2010             297,853
     1,000,000   VENTURA COUNTY CA MFHR MIRA VISTA SENIOR APARTMENTS SERIES A
                 (HOUSING REVENUE, AMBAC INSURED)                                      5.05          12/01/2026             838,400
     2,500,000   VISTA CA COMMUNITY DEVELOPMENT COMMISSION VISTA REDEVELOPMENT
                 PROJECT AREA (TAX INCREMENTAL REVENUE)                                5.88          09/01/2037           2,500,475
     1,135,000   WALNUT VALLEY CA USD SERIES C (PROPERTY TAX REVENUE, FGIC
                 INSURED)                                                              5.75          08/01/2015           1,154,851
     1,055,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES B (PROPERTY TAX
                 REVENUE)                                                              6.00          08/01/2027           1,131,751
     6,000,000   WEST CONTRA COSTA CA USD ELECTION 2005 SERIES C-1 (PROPERTY
                 TAX, ASSURED GUARANTY)##                                              5.70          08/01/2021           3,183,180
     2,395,000   WINDSOR CA JOINT POWERS FINANCING AUTHORITY WINDSOR CIVIC
                 CENTER SERIES A (LEASE REVENUE, AGM INSURED)                          5.38          10/01/2018           2,555,752
     1,190,000   WISEBURN CA SCHOOL DISTRICT CAPITAL APPRECIATION (PROPERTY
                 TAX REVENUE, ASSURED GUARANTY)##                                      5.80          08/01/2024             521,744
     1,525,000   WISEBURN CA SCHOOL DISTRICT CAPITAL APPRECIATION (PROPERTY
                 TAX REVENUE, ASSURED GUARANTY)##                                      6.00          08/01/2027             544,578
     1,810,000   YORBA LINDA CA RDA CAPITAL APPRECIATION REDEVELOPMENT SERIES
                 A (TAX INCREMENTAL REVENUE, NATL-RE INSURED)##                        5.30          09/01/2019           1,107,412
                                                                                                                        532,379,305
                                                                                                                   ----------------
GUAM: 0.21%
     1,000,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                  REVENUE)                                                             5.38          12/01/2024           1,004,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

CALIFORNIA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
GUAM (continued)
$      200,000   GUAM GOVERNMENT LIMITED OBLIGATION SERIES A (OTHER REVENUE,
                 AGM INSURED)                                                          5.50%         12/01/2011    $        211,674
                                                                                                                          1,216,464
                                                                                                                   ----------------
PUERTO RICO: 0.65%
     3,840,000   CHILDREN'S TRUST FUND TOBACCO SETTLEMENT ASSET-BACKED
                 PREREFUNDED (TOBACCO SETTLEMENT FUNDED)                               6.00          07/01/2026           3,894,029
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $526,247,287)                                                                       537,489,798
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 3.37%
MUTUAL FUNDS: 3.37%
    20,053,980   WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET
                 Trust~(i)(u)                                                          0.12%                             20,053,980
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $20,053,980)                                                                         20,053,980
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $546,301,267)*                                                       93.65%                                       557,543,778
OTHER ASSETS AND LIABILITIES, NET                                           6.35                                         37,821,342
                                                                          ------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $    595,365,120
                                                                          ------                                   ----------------

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $546,658,904 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $18,625,655
GROSS UNREALIZED DEPRECIATION    (7,740,781)
                                -----------
NET UNREALIZED APPRECIATION     $10,884,874

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 88.30%
ARIZONA: 3.53%
$    4,000,000   SALT RIVER PROJECT AZ AGRICULTURAL IMPROVEMENT & POWER
                 DISTRIBUTION ELECTRIC SYSTEMS SERIES A (ELECTRIC REVENUE)             5.00%         01/01/2038    $      4,163,873
                                                                                                                   ----------------
CALIFORNIA: 0.85%
     1,000,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.60          03/01/2036           1,002,510
                                                                                                                   ----------------
COLORADO: 82.37%
     1,250,000   ADAMS & WELD COUNTIES CO SCHOOL DISTRICT # 27J BRIGHTON
                 (PROPERTY TAX REVENUE, NATL-RE INSURED)                               5.50          12/01/2019           1,349,663
       415,000   ARAPAHOE COUNTY CO CENTENNIAL 25 METROPOLITAN DISTRICT
                 (PROPERTY TAX REVENUE)                                                6.38          12/01/2016             401,961
       500,000   ARAPAHOE COUNTY CO WATER & WASTEWATER AUTHORITY (WATER
                 REVENUE, AGM INSURED)                                                 5.00          12/01/2033             511,145
     2,000,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT
                 DISTRICT PROJECT SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                              5.13          12/01/2032           2,002,560
       750,000   ARAPAHOE COUNTY CO WATER & WASTEWATER PUBLIC IMPROVEMENT
                 DISTRICT SERIES B (PROPERTY TAX REVENUE)                              4.63          12/01/2034             733,223
     2,000,000   ARKANSAS CO RIVER POWER AUTHORITY (POWER REVENUE)                     6.00          10/01/2040           1,997,220
     2,000,000   AURORA CO COP SERIES A (LEASE REVENUE)                                5.00          12/01/2027           2,109,660
     1,000,000   BOULDER CO (WATER REVENUE)                                            5.60          12/01/2017           1,035,200
       500,000   BROMLEY PARK CO METROPOLITAN DISTRICT # 2 SERIES A (PROPERTY
                 TAX REVENUE, RADIAN INSURED)                                          5.13          12/01/2037             338,530
       150,000   CANON CITY CO FINANCE AUTHORITY COP (LEASE REVENUE, ASSURED
                 GUARANTY)                                                             5.00          12/01/2032             154,131
     1,000,000   CHERRY CREEK CO BUSINESS IMPROVEMENT DISTRICT # 1 (PROPERTY
                 TAX REVENUE)                                                          5.00          12/01/2032           1,006,790
     1,250,000   COLORADO ECFA (OTHER REVENUE)                                         5.25          06/01/2021           1,260,600
       480,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS
                 REVENUE)                                                              6.25          12/15/2012             501,427
     1,000,000   COLORADO ECFA ACADEMY CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS
                 REVENUE)                                                              7.13          12/15/2030           1,051,580
     3,750,000   COLORADO ECFA ALEXANDER DAWSON SCHOOL PROJECT (PRIVATE
                 SCHOOLS REVENUE)                                                      5.30          02/15/2029           3,770,588
       750,000   COLORADO ECFA CHARTER SCHOOL - TWIN PEAKS CHARTER (OTHER
                 REVENUE)                                                              6.75          11/15/2028             832,095
     1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                 REVENUE, MORAL OBLIGATION)                                            7.25          12/01/2028           1,158,860
     1,000,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                 REVENUE, MORAL OBLIGATION)                                            7.38          12/01/2028           1,167,520
       485,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS
                 REVENUE)++                                                            6.13          12/15/2035             416,741
     1,040,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                 FACILITIES REVENUE, XLCA INSURED)                                     5.00          06/15/2019           1,055,787
     1,165,000   COLORADO ECFA CHARTER SCHOOL COLLEGIATE PROJECT (EDUCATIONAL
                 FACILITIES REVENUE, XLCA INSURED)                                     5.25          06/15/2024           1,170,569
       750,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE
                 REVENUE)                                                              6.25          07/01/2028             664,283
     1,000,000   COLORADO ECFA CHARTER SCHOOL FLAGSTAFF SERIES A (LEASE
                 REVENUE)                                                              6.75          08/01/2028             977,800
       500,000   COLORADO ECFA CHARTER SCHOOL PINNACLE HIGH SCHOOL PROJECT
                 (OTHER REVENUE)                                                       5.13          12/01/2039             476,195
     1,000,000   COLORADO ECFA CHARTER SCHOOL UNIVERSITY LAB SCHOOL PROJECT
                 (PRIVATE SCHOOLS REVENUE)                                             5.75          06/01/2016           1,058,440
       590,000   COLORADO ECFA CHEYENNE MOUNTAIN CHARTER SERIES A (LEASE
                 REVENUE, MORAL OBLIGATION)                                            5.25          06/15/2029             591,003
       100,000   COLORADO ECFA JOHNSON & WALES UNIVERSITY PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                          5.00          04/01/2023              96,551
     1,445,000   COLORADO ECFA PARKER CORE CHARTER (OTHER REVENUE, XLCA
                 INSURED)                                                              5.00          11/01/2024           1,427,270
     1,500,000   COLORADO ECFA PINNACLE CHARTER SCHOOL PROJECT (LEASE REVENUE)         6.00          12/01/2021           1,627,035
     2,735,000   COLORADO ECFA STUDENT HOUSING CAMPUS VILLAGE APARTMENT (LEASE
                 REVENUE)                                                              5.50          06/01/2033           2,762,077
     2,305,000   COLORADO ECFA UNIVERSITY DENVER PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, NATL-RE FGIC INSURED)                                        5.25          03/01/2026           2,443,208

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
COLORADO (continued)
$    1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH SUNBELT
                 SERIES D (HCFR)+/-ss                                                  5.25%         11/15/2027    $      1,007,160
     1,000,000   COLORADO HEALTH FACILITIES AUTHORITY ADVENTIST HEALTH SUNBELT
                 SERIES D (HCFR)+/-ss                                                  5.25          11/15/2035             997,140
     1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 INITIATIVES SERIES D (HCFR)                                           6.25          10/01/2033           1,098,770
       100,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 INITIATIVES SERIES D2 (HCFR)+/-ss                                     5.25          10/01/2038             110,051
       990,000   COLORADO HEALTH FACILITIES AUTHORITY EXEMPLA INCORPORATED
                 SERIES A (HCFR)                                                       5.50          01/01/2023             996,673
     1,860,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL BOULDER
                 COMMUNITY HOSPITAL SERIES B (HCFR, NATL-RE INSURED)                   5.88          10/01/2023           1,860,949
       900,000   COLORADO HEALTH FACILITIES AUTHORITY HOSPITAL PARKVIEW
                 MEDICAL CENTER INCORPORATION (HCFR)                                   5.00          09/01/2025             878,886
     2,000,000   COLORADO HEALTH FACILITIES AUTHORITY PARKVIEW MEDICAL CENTER
                 PROJECT (HCFR)                                                        6.50          09/01/2020           2,160,220
     1,250,000   COLORADO HEALTH FACILITIES AUTHORITY SISTERS CHARITY
                 HEALTHCARE SERIES A (HCFR, AMBAC INSURED)                             6.25          05/15/2011           1,329,975
       435,000   COLORADO HFA COMPANY SERIES E2 (HOUSING REVENUE, NATL-RE
                 INSURED)                                                              7.00          02/01/2030             454,666
     1,940,000   COLORADO HFA MULTIFAMILY PROJECT CLASS II SERIES A2 (MFHR)            5.40          10/01/2029           2,008,482
       205,000   COLORADO HFA SERIES E3 (HOUSING REVENUE)                              6.60          08/01/2017             208,635
       750,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS I SERIES A (SFMR,
                 FHA INSURED VA GUARANTEED HUD LOAN)                                   5.50          11/01/2029             786,563
       505,000   COLORADO HFA SINGLE FAMILY MORTGAGE CLASS III SERIES A3 (SFMR)        5.25          05/01/2032             507,520
     1,015,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)(h)                6.45          04/01/2030           1,123,888
       220,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A2 (SFHR)                   6.50          08/01/2031             230,936
        55,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES A3 (SFHR)                   6.50          05/01/2016              57,350
       330,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR)                   6.10          08/01/2023             334,402
     1,575,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B2 (SFHR, NATL-RE
                 INSURED)                                                              6.80          02/01/2031           1,597,775
       250,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                   6.55          08/01/2033             273,343
       590,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES B3 (SFHR)                   6.70          08/01/2017             627,495
       270,000   COLORADO HFA SINGLE FAMILY PROGRAM SERIES C3 (SFHR, FHA
                 INSURED)                                                              6.38          08/01/2033             287,258
     1,320,000   COLORADO MOUNTAIN JUNIOR COLLEGE DISTRICT STUDENT HOUSING
                 FACILITIES (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)            5.00          06/01/2023           1,331,827
     1,160,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC
                 COMMITTEE PROJECT (LEASE REVENUE, ASSURED GUARANTY)                   5.00          11/01/2028           1,199,220
     1,325,000   COLORADO SPRINGS CO PUBLIC FACILITIES AUTHORITY COP OLYMPIC
                 COMMITTEE PROJECT (LEASE REVENUE, ASSURED GUARANTY)                   5.00          11/01/2029           1,360,484
     1,000,000   COLORADO STATE COP FITZSIMONS ACADEMIC SERIES B (LEASE
                 REVENUE, NATL-RE INSURED)                                             5.00          11/01/2030           1,018,470
     1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A (WATER REVENUE)                                        4.50          09/01/2024           1,035,290
     1,810,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A (WATER REVENUE)                                        4.88          09/01/2017           1,833,765
     1,000,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A (WATER REVENUE)                                        5.00          09/01/2019           1,003,550
        55,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES A UNREFUNDED BALANCE (OTHER REVENUE)                     5.13          09/01/2018              55,201
        30,000   COLORADO WATER RESERVE POWER DEVELOPMENT AUTHORITY CLEAN
                 WATER SERIES B UNREFUNDED BALANCE (OTHER REVENUE)                     5.00          09/01/2019              30,107
     1,000,000   DENVER CO CITY & COUNTY BETTER DENVER & ZOO SERIES A
                 (PROPERTY TAX REVENUE)                                                5.00          08/01/2025           1,102,100
     1,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                 INSURED)                                                              6.00          11/15/2012           1,025,220
     1,250,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, XLCA
                 INSURED)                                                              5.00          11/15/2022           1,303,438
     2,000,000   DENVER CO CITY & COUNTY SERIES A (TAX REVENUE, ASSURED
                 GUARANTY)                                                             6.00          09/01/2021           2,265,880
     1,205,000   DENVER CO CONVENTION CENTER (OTHER REVENUE, XLCA INSURED)             5.00          12/01/2030           1,042,747
     1,475,000   DOUGLAS COUNTY CO PARKER HILLTOP PROJECT (SFMR, FHA INSURED)          5.35          08/01/2018           1,445,795
     1,000,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                 COUNTIES (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED, STATE
                 AID WITHHOLDING)                                                      5.75          12/15/2022           1,177,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
COLORADO (continued)
$      210,000   DOUGLAS COUNTY CO SCHOOL DISTRICT # 1 DOUGLAS & ELBERT
                 COUNTIES SERIES B (PROPERTY TAX REVENUE, STATE AID
                 WITHHOLDING)##                                                        2.20%         12/15/2014    $        189,103
     2,455,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SENIOR
                 SERIES B (TOLL ROAD REVENUE, NATL-RE INSURED)##                       6.00          09/01/2020           1,319,121
     6,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SERIES
                 A (OTHER REVENUE, NATL-RE INSURED)##                                  7.00          09/01/2034           1,130,760
       780,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-SS.                                       5.00          09/01/2039             806,996
       625,000   EAGLE RIVER CO WATER & SANITATION DISTRICT (WATER REVENUE,
                 ASSURED GUARANTY)                                                     5.13          12/01/2039             641,494
     2,500,000   EL PASO COUNTY CO SCHOOL DISTRICT # 11 COLORADO SPRINGS
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                         7.10          12/01/2017           3,131,400
     1,000,000   FORT COLLINS CO COP SERIES A (LEASE REVENUE, AMBAC INSURED)           5.38          06/01/2025           1,045,980
       715,000   GARFIELD COUNTY CO PUBLIC LIBRARY DISTRICT LEASE PURCHASE
                 FINANCING PROGRAM (LEASE REVENUE)                                     5.00          12/01/2026             734,262
     1,395,000   GARFIELD COUNTY CO SCHOOL DISTRICT SERIES RE 2 (PROPERTY TAX
                 REVENUE, AGM INSURED, STATE AID WITHHOLDING)                          5.25          12/01/2021           1,546,706
     1,000,000   GLENDALE CO COP (LEASE REVENUE, XLCA INSURED)                         5.00          12/01/2025           1,019,230
       525,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO PREREFUNDED
                 (PROPERTY TAX REVENUE, FSA INSURED)                                   6.50          06/15/2011             562,448
       475,000   HIGHLANDS RANCH METROPOLITAN DISTRICT # 2 CO UNREFUNDED
                 BALANCE (PROPERTY TAX REVENUE, FSA INSURED)                           6.50          06/15/2011             508,535
       500,000   INVERNESS WATER & SANITATION DISTRICT CO ARAPAHOE & DOUGLAS
                 COUNTIES SERIES A (PROPERTY TAX REVENUE, RADIAN INSURED)              4.60          12/01/2019             486,575
     2,000,000   JEFFERSON COUNTY CO SCHOOL DISTRICT  # R001 (PROPERTY TAX
                 REVENUE, NATL-RE INSURED, STATE AID WITHHOLDINGS)                     6.50          12/15/2011           2,193,240
       500,000   LA JUNTA CO ARK VALLEY REGIONAL MEDICAL CENTER PROJECT (HCFR)         6.00          04/01/2019             491,830
       600,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                 REVENUE, ACA INSURED)                                                 5.00          12/15/2024             478,140
       375,000   PARK MEADOWS BUSINESS IMPROVEMENT DISTRICT CO SHARED SALES
                 TAX REVENUE (SALES TAX REVENUE)                                       5.00          12/01/2017             362,914
     1,000,000   REGIONAL TRANSPORTATION DISTRICT CO COP TRANSIT VEHICLES-A
                 (LEASE REVENUE, AMBAC INSURED)                                        5.00          12/01/2022           1,047,980
     1,000,000   STERLING HILLS WEST METROPOLITAN DISTRICT CO (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                 5.00          12/01/2031           1,030,090
       600,000   SUMMIT COUNTY CO SPORTS FACILITIES KEYSTONE RESORTS
                 MANAGEMENT PROJECT (OTHER REVENUE)                                    7.38          09/01/2010             614,028
     1,000,000   SUPERIOR METROPOLITAN CO DISTRICT # 1 (WATER REVENUE, AMBAC
                 INSURED)                                                              5.00          12/01/2028             906,250
     2,000,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HCFR)             6.00          11/15/2029           2,090,520
     1,980,000   VISTA RIDGE METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                              5.00          12/01/2036           1,485,297
                                                                                                                         97,141,412
                                                                                                                   ----------------
GUAM: 0.43%
       500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                 REVENUE)                                                              5.75          12/01/2034             509,610
                                                                                                                   ----------------
PUERTO RICO: 1.12%
     1,305,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES L (TOLL
                 ROAD REVENUE, NATL-RE INSURED)                                        5.25          07/01/2023           1,317,319
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $102,938,267)                                                                       104,134,724
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 10.35%
MUTUAL FUNDS: 10.35%
    12,206,687   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 TRUST~(l)(u)                                                          0.13%                             12,206,687
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COLORADO TAX-FREE FUND

TOTAL SHORT-TERM INVESTMENTS (COST $12,206,687)                                                                          12,206,687
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $115,144,954)*                                                       98.65%                                  $    116,341,411
OTHER ASSETS AND LIABILITIES, NET                                           1.35                                          1,588,120
                                                                         -------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $    117,929,531
                                                                         -------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(h) SECURITY REPRESENTS UNDERLYING BONDS TRANSFERRED TO A SEPARATE SECURITIZATION TRUST ESTABLISHED IN AN INVERSE FLOATER TRANSACTION IN WHICH THE FUND ACQUIRED THE RESIDUAL INTEREST CERTIFICATES. THIS SECURITY SERVES AS COLLATERAL FOR FLOATING RATE NOTES ISSUED.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $115,000,251 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 4,064,402
GROSS UNREALIZED DEPRECIATION    (2,723,242)
                                -----------
NET UNREALIZED APPRECIATION     $ 1,341,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 95.33%
GUAM: 0.34%
$      500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                 REVENUE)                                                              5.00%         12/01/2013    $        526,911
       115,000   GUAM GOVERNMENT SERIES A (GENERAL FUND REVENUE)                       5.25          11/15/2037             105,508
                                                                                                                            632,419
                                                                                                                   ----------------
MICHIGAN: 0.73%
     1,550,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                5.50          10/01/2027           1,358,560
                                                                                                                   ----------------
MINNESOTA: 92.99%
       500,000   ANOKA COUNTY MN CAPITAL IMPROVEMENT SERIES A (PROPERTY TAX
                 REVENUE)                                                              5.00          02/01/2024             545,535
     2,845,000   ANOKA-HENNEPIN MN INDEPENDENT SCHOOL DISTRICT # 11 SERIES A
                 PREREFUNDED (PROPERTY TAX REVENUE, AGM INSURED)                       5.00          02/01/2018           2,938,515
       610,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                     7.15          01/01/2020             610,616
     1,500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                     7.25          01/01/2032           1,500,750
     2,150,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY SERIES A
                 (LEASE REVENUE)                                                       7.00          08/01/2038           2,041,017
     2,150,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss               8.50          03/01/2019           2,480,434
     1,000,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss               8.50          09/01/2019           1,153,690
       185,000   BUFFALO MN HOUSING & RDA PUBLIC FACILITY BUFFALO WILD MARSH
                 GOLF COURSE (LEASE REVENUE)                                           4.38          05/01/2024             181,844
       515,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                              4.50          06/01/2011             520,227
       470,000   CUYUNA RANGE HOSPITAL DISTRICT MN (HCFR)                              4.75          06/01/2013             478,892
       742,096   DAKOTA COUNTY MN COMMUNITY DEVELOPMENT AGENCY (SFMR,
                 GNMA/FNMA/FHLMC INSURED)                                              5.30          12/01/2039             764,812
     1,000,000   DULUTH MN DULUTH ENTERTAINMENT CONVENTION CENTER IMPROVEMENTS
                 SERIES A (PROPERTY TAX REVENUE)                                       5.00          02/01/2034           1,035,980
     1,000,000   ELK RIVER MN INDEPENDENT SCHOOL DISTRICT # 728 SERIES A
                 (PROPERTY TAX REVENUE, NATL-RE SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                              5.00          02/01/2018           1,032,870
       100,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                 REVENUE)                                                              5.50          11/01/2017              92,781
       800,000   FALCON HEIGHTS MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                 REVENUE)                                                              6.00          11/01/2027             692,176
       580,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.10          09/01/2014             596,281
       605,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.20          09/01/2015             621,178
       560,000   FERGUS FALLS MN HOUSING & RDA LAKE REGION HEALTHCARE (HCFR)           5.30          09/01/2016             573,983
       700,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)            7.20          04/01/2016             752,745
       600,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)            7.40          04/01/2021             646,392
       585,000   GLENCOE MN GLENCOE REGIONAL HEALTH SERVICES PROJECT (HCFR)            7.50          04/01/2031             630,811
     1,075,000   HIBBING MN DULUTH CLINIC LIMITED PREREFUNDED (HCFR, AGM
                 INSURED)                                                              5.50          11/01/2016           1,184,876
     2,785,000   ITASCA COUNTY MN INDEPENDENT SCHOOL DISTRICT # 318 (PROPERTY
                 TAX REVENUE, AGM SCHOOL DISTRICT CREDIT PROGRAM INSURED)              5.00          02/01/2017           2,961,764
       160,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                         5.00          02/01/2013             160,072
       180,000   LAKEVILLE MN (TOBACCO & LIQUOR TAXES REVENUE)                         5.00          02/01/2016             173,547
     1,735,000   MAPLE GROVE MN MAPLE GROVE HOSPITAL CORPORATION (HCFR)                5.25          05/01/2024           1,791,856
       800,000   MEEKER COUNTY MN MEMORIAL HOSPITAL PROJECT (HCFR)                     5.63          11/01/2022             809,552
       500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HCFR)                                       5.25          12/01/2016             509,385
       500,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HCFR)                                       5.63          12/01/2022             502,010
       600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH PARTNERS
                 OBLIGATION GROUP PROJECT (HCFR)                                       5.88          12/01/2029             600,432
     1,400,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                 (HCFR, AMBAC INSURED)+/-ss(m)(n)(a)                                   0.40          11/15/2017           1,312,500
     1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SENIOR SERIES A (AIRPORT REVENUE, AMBAC INSURED)                      5.00          01/01/2018           1,087,550
       320,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                           5.25          01/01/2017             343,763

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MINNESOTA (continued)
$    2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES B (AIRPORT REVENUE, AMBAC INSURED)                             5.00%         01/01/2020    $      2,017,500
     2,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)                      5.00          01/01/2022           2,066,380
     1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUB SERIES B (AIRPORT REVENUE, NATL-RE FGIC INSURED)                  5.00          01/01/2018           1,087,550
     3,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUB SERIES C (AIRPORT REVENUE, FGIC INSURED)                          5.25          01/01/2021           3,792,785
     1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUB SERIES D (AIRPORT REVENUE, NATL-RE FGIC INSURED)                  5.75          01/01/2012           1,030,560
     1,000,000   MINNEAPOLIS & ST. PAUL MN RDA HEALTHCARE SYSTEM CHILDRENS
                 SERIES A (HCFR)                                                       5.25          08/15/2025           1,034,720
     1,000,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)               6.63          11/15/2028           1,111,880
     1,900,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES B (HCFR,
                 ASSURED GUARANTY)                                                     6.50          11/15/2038           2,120,058
       500,000   MINNEAPOLIS MN ST. ANTHONY FALLS PROJECT (TAX INCREMENTAL
                 REVENUE)                                                              5.65          02/01/2027             436,480
         5,000   MINNEAPOLIS MN ST. MARY'S HOSPITAL & REHABILITATION (HCFR)           10.00          06/01/2013               5,717
       555,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT LIMITED TAX COMMON BOND
                 FUND SERIES 1A (OTHER REVENUE)                                        4.80          12/01/2016             573,687
     1,115,000   MINNEAPOLIS MN SUPPORTED DEVELOPMENT LIMITED TAX COMMON BOND
                 FUND SERIES 2A (OTHER REVENUE)                                        5.00          06/01/2028           1,045,290
     4,030,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD ESSENTIA
                 HEALTH SERIES E (ECONOMIC DEVELOPMENT REVENUE, ASSURED
                 GUARANTY)                                                             5.00          02/15/2037           4,071,549
     1,210,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD
                 EVANGELICAL LUTHERAN PROJECT (HCFR)                                   6.00          02/01/2022           1,240,613
       820,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE ESSENTIA C1 RMKT 02 (HCFR, ASSURED GUARANTY)                     4.00          02/15/2020             793,227
     1,000,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE ESSENTIA C1 RMKT 02 (HCFR, ASSURED GUARANTY)                     5.00          02/15/2030           1,004,590
     2,025,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A (HCFR)                                           5.88          11/15/2010           2,074,370
       935,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A PREREFUNDED (HCFR)                               6.38          11/15/2022             976,645
     1,095,000   MINNESOTA AGRICULTURAL & ECONOMIC DEVELOPMENT BOARD HEALTH
                 CARE SYSTEM SERIES A UNREFUNDED (HCFR, NATL-RE INSURED)               5.50          11/15/2017           1,098,165
     1,115,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00          06/01/2020           1,226,656
     1,535,000   MINNESOTA STATE HEFAR BETHEL UNIVERSITY SERIES 6R (COLLEGE &
                 UNIVERSITY REVENUE)                                                   5.50          05/01/2025           1,513,280
       895,000   MINNESOTA STATE HEFAR ST. MARYS UNIVERSITY SERIES 5E (COLLEGE
                 & UNIVERSITY REVENUE)                                                 6.75          03/01/2019             896,244
     1,100,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          10/01/2018           1,187,879
     1,030,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                 (COLLEGE & UNIVERSITY REVENUE)                                        6.00          10/01/2025           1,101,286
     1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6W
                 (COLLEGE & UNIVERSITY REVENUE)                                        6.00          10/01/2030           1,064,030
     1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6X
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          04/01/2029           1,022,510
     1,000,000   MINNESOTA STATE HEFAR ST. THOMAS UNIVERSITY SERIES 6X
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.25          04/01/2039           1,019,340
       635,000   MINNESOTA STATE HEFAR ST. BENEDICT COLLEGE SERIES V (COLLEGE
                 & UNIVERSITY REVENUE)                                                 5.00          03/01/2018             675,932
     1,015,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE AGENCY SERIES B (HOUSING REVENUE, GO OF AGENCY)               5.00          07/01/2034           1,014,381
     1,715,000   MINNESOTA STATE HOUSING FINANCE AGENCY (HOUSING REVENUE)              4.20          07/01/2021           1,739,885
       995,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES B (HOUSING REVENUE, GO OF AGENCY)                      4.75          07/01/2026             978,344
     1,940,000   MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES Q (HOUSING REVENUE, GO OF AGENCY)                      5.25          07/01/2033           1,953,211
       570,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES A (SFMR,
                 NATL-RE INSURED)                                                      5.35          07/01/2017             589,676
       945,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES B (HOUSING
                 REVENUE)                                                              5.90          07/01/2028             986,259

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MINNESOTA (continued)
$      470,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES D (SFMR, AMBAC
                 INSURED, GO)                                                          5.80%         07/01/2021    $        478,700
         5,000   MINNESOTA STATE HOUSING FINANCE AGENCY SERIES E (SFMR, GO)            5.90          07/01/2025               5,005
     1,000,000   MINNESOTA STATE IRON RANGE RESOURCE & REHABILITATION GIANTS
                 RIDGE RECREATION AREA (RECREATIONAL FACILITIES REVENUE)               7.25          11/01/2016           1,016,950
     1,100,000   MINNESOTA STATE MUNICIPAL POWER AGENCY (ELECTRIC REVENUE)             5.00          10/01/2037           1,108,899
     1,500,000   MINNESOTA STATE PUBLIC FACILITIES AUTHORITY SERIES B (WATER
                 REVENUE)                                                              5.00          03/01/2020           1,736,535
     3,775,000   MINNESOTA STATE PUBLIC SAFETY COMMISSION (TELECOMMUNICATION
                 REVENUE, ASSURED GUARANTY)                                            5.00          06/01/2019           4,302,934
     1,000,000   MINNESOTA STATE SERIES H (PROPERTY TAX REVENUE)                       5.00          11/01/2027           1,103,210
       500,000   MONTGOMERY MN INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 #394 SERIES B (PROPERTY TAX REVENUE, AGM INSURED, SCHOOL
                 DISTRICT CREDIT PROGRAM)                                              5.00          02/01/2025             533,770
       510,000   MOORHEAD MN (SFMR, FHA INSURED, VA MORTGAGES)                         7.10          08/01/2011             542,145
     2,040,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        5.38          02/01/2019           2,113,379
       530,000   MOUNDS VIEW MN INDEPENDENT SCHOOL DISTRICT # 621 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)        4.00          02/01/2022             541,745
       695,000   MOWER COUNTY MN HOUSING & RDA FACILITIES PROJECT SERIES A
                 (LEASE REVENUE)                                                       5.75          02/01/2027             728,193
       375,000   MOWER COUNTY MN HOUSING & RDA FACILITIES PROJECT SERIES A
                 (LEASE REVENUE)                                                       5.90          02/01/2029             392,520
     1,500,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE, ASSURED GUARANTY)                                            5.00          01/01/2016           1,663,140
       820,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE, GUARANTY AGREEMENT)                                          5.00          01/01/2018             905,747
       665,000   NORTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE, GUARANTY AGREEMENT)                                          5.00          01/01/2021             710,273
       360,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                              5.90          02/01/2018             363,856
       455,000   OSSEO MN ECONOMIC DEVELOPMENT AUTHORITY SERIES B (LEASE
                 REVENUE)                                                              6.00          02/01/2022             457,725
     1,000,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A
                 (LEASE REVENUE)                                                       6.00          05/01/2026             896,320
       900,000   PINE CITY MN LAKES INTERNATIONAL LANGUAGE ACADEMY SERIES A
                 (LEASE REVENUE)                                                       6.25          05/01/2035             787,266
     1,475,000   PINE COUNTY MN HOUSING & RDA PUBLIC PROJECT SERIES A (LEASE
                 REVENUE)                                                              5.00          02/01/2028           1,461,165
       250,000   PLYMOUTH MN COP INTERMEDIATE SCHOOL DISTRICT # 287 SERIES A
                 (LEASE REVENUE)                                                       5.00          02/01/2024             267,035
     1,000,000   ROBBINSDALE MN INDEPENDENT SCHOOL DISTRICT # 281 (PROPERTY
                 TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                              5.00          02/01/2019           1,067,330
     2,000,000   ROCHESTER MN MAYO CLINIC SERIES E (HCFR)                              5.00          11/15/2038           2,038,100
     2,000,000   ROCHESTER MN MAYO FOUNDATION MAYO MEDICAL CENTER SERIES I
                 (HCFR)                                                                5.90          11/15/2010           2,069,280
     1,000,000   ROCHESTER MN SERIES C (ELECTRIC REVENUE)                              5.00          12/01/2030           1,049,010
     2,000,000   ROSEMOUNT MN INDEPENDENT SCHOOL DISTRICT # 196 SERIES A
                 (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)##                                                            0.60          04/01/2011           1,987,860
     3,900,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDUSTRIAL DEVELOPMENT
                 DOCK & WHARF REVENUE CARGILL INCORPORATED PROJECT (IDR)               4.20          05/01/2013           4,032,093
       950,000   SHAKOPEE MN ST. FRANCIS REGIONAL MEDICAL CENTER (HCFR)                5.25          09/01/2034             882,170
       660,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR, ASSURED
                 GUARANTY)                                                             4.70          09/01/2019             645,487
       500,000   SOUTH ST. PAUL MN HOUSING & RDA AIRPORT PROJECT (IDR, ASSURED
                 GUARANTY)                                                             5.13          09/01/2029             478,925
     5,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY CAPITAL APPRECIATION
                 SERIES A (ELECTRIC REVENUE, NATL-RE INSURED)##                        4.10          01/01/2020           3,362,800
     2,000,000   SOUTHERN MN MUNICIPAL POWER AGENCY SERIES A (ELECTRIC REVENUE)        5.25          01/01/2030           2,095,560
     1,000,000   ST. CLOUD MN CENTRACARE HEALTH SYSTEM SERIES A (HCFR)                 5.13          05/01/2030             985,770
     1,750,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A
                 (HCFR, AGM INSURED)                                                   5.38          05/01/2011           1,773,468
       770,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A
                 (HCFR, AGM INSURED)                                                   6.25          05/01/2017             780,441

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MINNESOTA (continued)
$    1,000,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A
                 (HCFR, AGM INSURED)                                                   6.25%         05/01/2018    $      1,013,420
     4,875,000   ST. CLOUD MN ST. CLOUD HOSPITAL OBLIGATORY GROUP SERIES A
                 (HCFR, AGM INSURED)                                                   5.75          05/01/2026           4,927,211
     1,000,000   ST. LOUIS PARK MN NICOLLETT HEALTH SERVICES (HCFR)                    5.50          07/01/2029             988,210
     1,050,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY
                 TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                              5.00          02/01/2018           1,118,681
     2,000,000   ST. MICHAEL MN INDEPENDENT SCHOOL DISTRICT # 885 (PROPERTY
                 TAX REVENUE, AGM INSURED, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                              5.00          02/01/2019           2,130,820
     2,000,000   ST. PAUL MN HOUSING & RDA ST. PAUL ACADEMY & SUMMIT (PRIVATE
                 SCHOOLS REVENUE)                                                      5.00          10/01/2024           2,079,840
     2,000,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEMS SERIES A 1
                 (HCFR)                                                                5.00          11/15/2024           1,999,880
     1,500,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                 SERIES A (OTHER REVENUE)                                              5.00          12/01/2036           1,216,590
     2,000,000   ST. PAUL MN HOUSING & RDA COMMUNITY OF PEACE ACADEMY PROJECT
                 SERIES A (TAX REVENUE)                                                7.88          12/01/2030           2,138,240
       225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)         5.00          02/01/2012             228,053
       200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)         5.00          02/01/2013             204,436
       225,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)         5.00          02/01/2014             229,860
       200,000   ST. PAUL MN HOUSING & RDA GILLETTE CHILDRENS SPECIALTY (HCFR)         5.00          02/01/2015             198,128
       650,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                             5.75          09/01/2026             566,248
       500,000   ST. PAUL MN HOUSING & RDA HMONG ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                             6.00          09/01/2036             421,770
     1,800,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.42          05/01/2022           1,800,000
     1,700,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)             5.25          05/15/2018           1,700,340
     3,000,000   ST. PAUL MN HOUSING & RDA REGIONS HOSPITAL PROJECT (HCFR)             5.30          05/15/2028           2,865,300
        95,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT (HCFR)                       6.63          06/01/2020              95,855
         5,000   STEELE COUNTY MN ELDERLY HOUSING PROJECT UNREFUNDED (HCFR)            6.63          06/01/2020               5,013
     1,000,000   TODD MORRISON CASS & WADENA COUNTIES MN UNITED HOSPITAL
                 DISTRICT LAKEWOOD (PROPERTY TAX REVENUE)                              5.13          12/01/2024           1,034,060
     1,720,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                            5.75          07/01/2017           2,016,872
     1,180,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                            5.00          04/01/2021           1,319,795
     7,310,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                            5.50          07/01/2021           8,438,591
     1,000,000   UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                            5.13          04/01/2034           1,065,800
     1,275,000   UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                 REVENUE, GO OF UNIVERSITY)                                            5.00          12/01/2020           1,435,841
     5,000,000   UNIVERSITY OF MINNESOTA STATE SUPPORTED STADIUM DEBT (COLLEGE
                 & UNIVERSITY REVENUE)                                                 5.00          08/01/2025           5,301,150
     2,085,000   VIRGINIA MN HOUSING & RDA HEALTHCARE FACILITY (LEASE REVENUE)         5.25          10/01/2025           1,959,650
     2,495,000   WASHINGTON COUNTY MN CAPITAL IMPROVEMENT PLAN SERIES A
                 (PROPERTY TAX REVENUE)                                                5.00          02/01/2021           2,760,094
       280,000   WESTERN MINNESOTA MUNICIPAL POWER AGENCY (ELECTRIC REVENUE,
                 NATL-RE INSURED)                                                      9.75          01/01/2016             380,279
       330,000   WINONA MN WINONA HEALTH OBLIGATED GROUP (HCFR)                        4.40          07/01/2010             331,403
                                                                                                                        173,215,751
                                                                                                                   ----------------
PUERTO RICO: 0.29%
        25,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES II PREREFUNDED
                 (ELECTRIC REVENUE, XLCA INSURED)                                      5.25          07/01/2022              27,691
       500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                 REVENUE)                                                              5.00          06/01/2016             514,115
                                                                                                                            541,806
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MINNESOTA TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
VIRGIN ISLANDS: 0.98%
$      750,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES
                 SERIES A (SEWER REVENUE)                                              5.00%         10/01/2014    $        802,103
     1,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                 (OTHER REVENUE)                                                       6.00          10/01/2039           1,027,680
                                                                                                                          1,829,783
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $171,656,740)                                                                       177,578,319
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 3.95%
MUTUAL FUNDS: 3.95%
     7,360,874   WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE MONEY MARKET FUND
                 CLASS A~(i)(u)                                                        3.83%                              7,360,874
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,360,874)                                                                            7,360,874
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $179,017,614)*                                                       99.28%                                  $    184,939,193
OTHER ASSETS AND LIABILITIES, NET                                           0.72                                          1,336,007
                                                                         -------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $    186,275,200
                                                                         -------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(i)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $179,168,682 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 7,134,846
GROSS UNREALIZED DEPRECIATION    (1,364,335)
                                -----------
NET UNREALIZED APPRECIATION     $ 5,770,511

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Municipal Income Funds - Load

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

INVERSE FLOATING-RATE OBLIGATIONS

Certain Funds may participate in inverse floating-rate obligation ("Inverse Floater") structures whereby a fixed-rate bond ("Fixed-Rate Bond") purchased by the Fund is transferred to a tender option bond trust ("TOB Trust"). The TOB Trust issues floating-rate notes ("Floating-Rate Notes") to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust's assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund's Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse

Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

As of March 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                              SIGNIFICANT
                                           SIGNIFICANT OTHER  UNOBSERVABLE
                             QUOTED PRICE  OBSERVABLE INPUTS     INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)         (LEVEL 2)       (LEVEL 3)      TOTAL
-------------------------    ------------  -----------------  ------------  ------------
CALIFORNIA LIMITED-TERM TAX
   FREE FUND
   Municipal bonds & notes   $         0      $280,068,960     $  190,000   $280,258,960
   Short-term investments      5,777,423                 0              0      5,777,423
                             -----------      ------------     ----------   ------------
                             $ 5,777,423      $280,068,960     $  190,000   $286,036,383
                             -----------      ------------     ----------   ------------
CALIFORNIA TAX-FREE FUND
   Municipal bonds & notes   $         0      $535,637,298     $1,852,500   $537,489,798
   Short-term investments     20,053,980                 0              0     20,053,980
                             -----------      ------------     ----------   ------------
                             $20,053,980      $535,637,298     $1,852,500   $557,543,778
                             -----------      ------------     ----------   ------------
COLORADO TAX-FREE FUND
  Municipal bonds & notes    $         0      $104,134,724     $        0   $104,134,724
  Short-term investments      12,206,687                 0              0     12,206,687
                             -----------      ------------     ----------   ------------
                             $12,206,687      $104,134,724     $        0   $116,341,411
                             -----------      ------------     ----------   ------------
MINNESOTA TAX-FREE FUND
   Municipal bonds & notes   $         0      $176,265,819     $1,312,500   $177,578,319
   Short-term investments      7,360,874                 0              0      7,360,874
                             -----------      ------------     ----------   ------------
                             $ 7,360,874      $176,265,819     $1,312,500   $184,939,193
                             -----------      ------------     ----------   ------------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                          CALIFORNIA    CALIFORNIA
                                         LIMITED-TERM    TAX-FREE   MINNESOTA TAX-FREE
                                         TAX FREE FUND     FUND            FUND
                                         -------------  ----------  ------------------
MUNICIPAL BONDS & NOTES
BALANCE AS OF JUNE 30, 2009                $       0    $        0     $        0
   Accrued discounts (premiums)                    0         2,062            100
   Realized gain (loss)                            0             0          6,150
   Change in unrealized appreciation
      (depreciation)                         (10,000)      (14,562)             0
   Net purchases (sales)                     200,000     1,865,000      1,306,250
   Net transfer in (out) of Level 3                0             0              0
BALANCE AS OF MARCH 31, 2010               $ 190,000    $1,852,500     $1,312,500
Change in unrealized appreciation
   (depreciation) relating
   to securities held at March 31, 2010    $(10,000)    $  (14,562)    $         0

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 97.54%
ALABAMA: 2.15%
$    2,640,000   ALABAMA PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL
                 IMPROVEMENT  (SALES TAX REVENUE)                                      5.00%         12/01/2017    $       2,966,410
     2,650,000   ALABAMA PUBLIC SCHOOL & COLLEGE AUTHORITY SERIES A (SALES TAX
                 REVENUE)                                                              5.00          05/01/2017            2,967,930
     1,000,000   JEFFERSON COUNTY AL SCHOOL WARRANTS (LEASE REVENUE, AGM
                 INSURED)                                                              5.20          02/15/2012              990,840
     3,480,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)           5.25          02/01/2016            3,328,272
       500,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM
                 Insured)+/-ss(a)(m)(n)                                                0.35          02/01/2042              202,500
       275,000   JEFFERSON COUNTY AL SERIES C 2 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.65          02/01/2042               96,250
     1,525,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA
                 Insured)+/-ss(a)(m)(n)                                                0.74          02/01/2040              533,750
       750,000   JEFFERSON COUNTY AL SERIES C 9 (SEWER REVENUE, AGM
                 INSURED)+/-ss(a)(m)(n)                                                0.34          02/01/2042              262,500
     1,025,000   JEFFERSON COUNTY AL SUBSERIES B 1 A (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.69          02/01/2042              358,750
     2,450,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.69          02/01/2042              857,500
       250,000   JEFFERSON COUNTY AL SUBSERIES B 1 E (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.74          02/01/2042               87,500
     3,000,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                 BARRY SERIES C (IDR)+/-ss                                             5.00          06/01/2034            3,238,410
     2,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                 BANK LOC)+/-ss                                                        0.60          09/01/2031            2,000,000
                                                                                                                          17,890,612
                                                                                                                   -----------------
ALASKA: 0.06%
       350,000   ALASKA ENERGY AUTHORITY BRADLEY LAKE FOURTH SERIES (ELECTRIC
                 REVENUE, AGM INSURED)                                                 6.00          07/01/2015              402,395
        55,000   NORTHERN TOBACCO SECURITIZATION CORPORATION AK TOBACCO
                 SETTLEMENT REVENUE ASSET-BACKED (TOBACCO SETTLEMENT FUNDED)           4.80          06/01/2011               57,681
                                                                                                                             460,076
                                                                                                                   -----------------
ARIZONA: 2.06%
     2,750,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A (HCFR)+/-ss                                         1.29          02/01/2042            2,546,500
     4,875,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES B (HCFR)+/-ss                                         1.14          02/01/2042            4,514,250
       950,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                 LIEN (WATER REVENUE)                                                  4.75          10/01/2032              950,000
     2,950,000   GOODYEAR AZ MCDOWELL ROAD COMMERCIAL CORRIDOR IMPROVEMENT
                 DISTRICT (SPECIAL ASSESSMENT REVENUE, AMBAC INSURED)                  5.25          01/01/2020            3,087,854
     2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE
                 REVENUE)                                                              5.13          07/01/2028            2,880,405
       915,000   PINAL COUNTY AZ ELECTRICAL DISTRICT # 4 (ELECTRIC REVENUE)            4.75          12/01/2015              944,756
     1,450,000   UNIVERSITY AZ COP PROJECTS SERIES B (COLLEGE & UNIVERSITY
                 REVENUE, AMBAC INSURED)                                               5.00          06/01/2021            1,498,836
       535,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                 REVENUE)                                                              4.85          07/15/2014              524,947
       265,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                 REVENUE)                                                              6.00          07/15/2013              271,630

                                                                                                                          17,219,178
                                                                                                                   -----------------
ARKANSAS: 0.17%
     1,330,000   ROGERS AR CAPITAL IMPROVEMENT (PROPERTY TAX REVENUE, XLCA
                 INSURED)                                                              4.25          03/01/2031            1,411,662
                                                                                                                   -----------------
CALIFORNIA: 16.79%
     5,590,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                 APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE, AMBAC
                 INSURED)##                                                            5.80          10/01/2018            3,432,651

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    4,615,000   ALHAMBRA CA COP POLICE FACILITIES (LEASE REVENUE, AMBAC
                 INSURED)                                                              6.75%         09/01/2023    $       5,211,766
     3,000,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)##                                                            3.30          08/01/2014            2,600,070
     1,800,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (ELECTRIC
                 POWER REVENUE)                                                        5.25          02/01/2024            1,845,360
     1,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (ELECTRIC,
                 POWER & LIGHT REVENUE)                                                5.75          02/01/2039            1,021,450
     1,865,000   CALIFORNIA STATE DWR CENTRAL VALLEY PROJECT SERIES AF (WATER
                 REVENUE)                                                              5.00          12/01/2021            2,078,692
     1,500,000   CALIFORNIA STATE DWR POWER SUPPLY (WATER REVENUE)                     5.00          05/01/2021            1,632,600
     7,035,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F-5 (WATER
                 REVENUE)                                                              5.00          05/01/2022            7,607,438
     1,440,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.25          03/01/2030            1,413,778
     1,890,000   CALIFORNIA STATE PUBLIC WORKS BOARD UNIVERSITY OF CALIFORNIA
                 RESEARCH PROJECT SERIES L (COLLEGE & UNIVERSITY REVENUE,
                 NATL-RE INSURED)                                                      5.25          11/01/2028            1,956,396
     1,000,000   CAMPBELL CA UNION HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE)         5.00          08/01/2030            1,017,100
     1,800,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                 PROJECT # 2 (TAX ALLOCATION REVENUE)                                  4.45          10/01/2011            1,802,628
     2,565,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX
                 Revenue)##                                                            3.90          06/01/2014            2,182,276
     2,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                 NOTES SERIES A                                                        9.85          01/15/2013            2,381,480
     2,000,000   LOS ANGELES CA DEPARTMENT AIRPORTS SERIES A (AIRPORT & MARINA
                 REVENUE)                                                              4.00          05/15/2019            2,082,380
     3,000,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT & MARINA
                 REVENUE)                                                              5.00          08/01/2021            3,339,990
     7,725,000   LOS ANGELES CA HARBOR DEPARTMENT SERIES C (AIRPORT & MARINA
                 REVENUE)                                                              5.25          08/01/2023            8,516,735
     3,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES B
                 (SALES TAX REVENUE)                                                   4.00          07/01/2020            3,154,560
     1,925,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C
                 (LEASE REVENUE)                                                       4.50          09/01/2019            1,971,431
     2,380,000   LOS ANGELES CA MUNICIPAL IMPROVEMENT CORPORATION SERIES C
                 (LEASE REVENUE)                                                       5.00          09/01/2018            2,545,077
     1,790,000   LOS ANGELES CA USD ELECTION 2005 SERIES E (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                 5.00          07/01/2022            1,908,552
     5,000,000   LOS ANGELES CA WASTEWATER SYSTEM REFUNDING (SEWER REVENUE,
                 AGM INSURED)                                                          5.00          06/01/2022            5,227,200
     2,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 PROP A 1ST TIER SENIOR (SALES TAX REVENUE)                            5.00          07/01/2019            2,846,975
     1,750,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 SERIES A (SALES TAX REVENUE, AMBAC INSURED)                           5.00          07/01/2035            1,802,763
     1,215,000   NEVADA COUNTY CA COP (LEASE REVENUE, NATL-RE INSURED)                 5.25          10/01/2019            1,223,517
     2,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.77          07/01/2017            1,784,500
    14,500,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.80          07/01/2019           12,035,000
     5,150,000   NORTHERN CA POWER AGENCY SERIES A (ELECTRIC REVENUE)                  5.25          08/01/2023            5,430,418
     1,000,000   NORTHERN CA POWER AGENCY SERIES A (ELECTRIC REVENUE)                  5.25          08/01/2024            1,046,050
     2,000,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO
                 SERIES A (LEASE REVENUE)                                              6.25          07/01/2024            2,086,480
     1,000,000   ROSEVILLE CA NATURAL GAS FINANCING AUTHORITY (NATURAL GAS
                 REVENUE)                                                              5.00          02/15/2015            1,064,910
     5,000,000   SAN DIEGO CA USD ELECTION 1998 SERIES E-2 (PROPERTY TAX
                 REVENUE, FSA  INSURED)                                                5.50          07/01/2027            5,685,700
     2,750,000   SAN JOAQUIN CA DELTA COMMUNITY COLLEGE DISTRICT ELECTION 2004
                 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, AGM
                 INSURED)##                                                            4.30          08/01/2018            1,922,828
     5,520,000   SAN JOSE CA LIBRARIES & PARKS PROJECT (PROPERTY TAX)                  5.13          09/01/2031            5,595,293
     1,200,000   SAN JOSE CA REDEVELOPMENT AGENCY SERIES A (TAX ALLOCATION
                 REVENUE, NATL-RE INSURED)                                             5.00          08/01/2020            1,194,840
       700,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX)##                                             5.00          08/01/2020              421,106
     2,060,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX)##                                             5.30          08/01/2022            1,079,090
       115,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)++                                                            4.50          03/01/2011              114,934

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    5,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY MILFORD WIND CORRIDOR
                 PROJECT 1 (ELECTRIC REVENUE)                                          5.00%         07/01/2024    $       5,300,550
       100,000   SOUTHERN CA PUBLIC POWER AUTHORITY PROJECTS (ELECTRIC REVENUE)        6.75          07/01/2013              115,075
     2,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY SOUTHERN TRANSMISSION
                 PROJECT SERIES S (ELECTRIC REVENUE)                                   5.75          07/01/2024            2,227,400
     5,000,000   STATE OF CA GO (PROPERTY TAX)                                         5.25          03/01/2024            5,088,750
     9,895,000   STATE OF CA GO SERIES A (OTHER REVENUE)+/-ss                          0.40          04/14/2010            9,895,000
     2,155,000   UNIVERSITY OF CALIFORNIA REVENUES GENERAL SERIES Q (COLLEGE &
                 UNIVERSITY REVENUE)                                                   5.25          05/15/2024            2,363,776
       300,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           5.00          07/01/2016              313,389
       260,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           5.13          07/01/2017              270,265
     1,540,000   WEST BASIN CA MUNICIPAL WATER DISTRICT COP REFUNDING SERIES A
                 (WATER REVENUE, NATL-RE INSURED)                                      5.00          08/01/2025            1,564,917
     2,560,000   WEST BASIN CA MUNICIPAL WATER DISTRICT COP REFUNDING SERIES B
                 (WATER REVENUE, ASSURED GUARANTY)                                     5.00          08/01/2022            2,620,083
                                                                                                                         140,023,219
                                                                                                                   -----------------
COLORADO: 1.73%
     1,310,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                 REVENUE)                                                              5.50          10/01/2017            1,276,294
     1,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 INITIATIVES SERIES D2 (HCFR)+/-ss                                     5.25          10/01/2038            1,100,510
     4,925,000   COLORADO HEALTH FACILITIES AUTHORITY ROCS RR II R-10425CE
                 (HCFR)+/-ss++                                                         0.46          11/15/2027            4,925,000
     2,880,000   DENVER CO AIRPORT SERIES A (AIRPORT & MARINA REVENUE)                 5.00          11/15/2024            3,015,274
     1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          09/01/2039            1,551,915
       250,000   NORTH RANGE METROPOLITAN DISTRICT # 1 CO (PROPERTY TAX
                 REVENUE, ACA INSURED)                                                 5.00          12/15/2015              230,540
     2,150,000   PUBLIC AUTHORITY FOR COLORADO ENERGY NATURAL GAS (UTILITIES
                 REVENUE)                                                              5.75          11/15/2018            2,305,875
                                                                                                                          14,405,408
                                                                                                                   -----------------
FLORIDA: 8.26%
     1,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                 ANTICIPATION BONDS (SPECIAL ASSESSMENT REVENUE)                       4.80          11/01/2012            1,040,877
     1,500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 SERVICES (HCFR, SUNTRUST BANK LOC)                                    5.50          08/15/2014            1,529,370
     2,200,000   BROWARD COUNTY FL PROFESSIONAL SPORTS FACILITIES PROJECT
                 SERIES A (OTHER REVENUE, AMBAC INSURED)                               5.00          09/01/2021            2,222,748
     1,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                 6.00          10/01/2011            1,017,750
     1,325,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                 (SPECIAL ASSESSMENT REVENUE)(i)####                                   5.13          05/01/2016              524,395
     1,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.00          07/01/2017            1,115,260
     4,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (PARIMUTUEL BETTING
                 REVENUE)                                                              5.00          07/01/2017            4,461,040
     2,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES D (PROPERTY TAX
                 REVENUE)                                                              5.00          06/01/2021            2,176,720
       515,000   FLORIDA STATE JACKSONVILLE TRANSPORTATION AUTHORITY (TOLL
                 ROAD REVENUE)                                                         9.20          01/01/2015              620,796
       850,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT PUTTABLE (OTHER
                 REVENUE, FGIC INSURED)+/-ss                                           5.50          12/01/2015              858,407
       655,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT SERIES B
                 (OTHER REVENUE, FGIC INSURED)+/-ss                                    4.75          12/01/2015              663,273
     1,650,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN SERIES E
                 (OTHER REVENUE, FGIC INSURED)                                         5.00          12/01/2020            1,601,045
     3,000,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN SERIES J
                 (WATER REVENUE)+/-ss                                                  4.10          12/01/2020            2,989,140
     2,290,000   GULF BREEZE FL REVENUE VARIOUS LOCAL GOVERNMENT LOAN SERIES J
                 (WATER REVENUE)+/-ss                                                  4.20          12/01/2020            2,286,909

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$    4,930,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE, AMBAC
                 INSURED)+/-ss                                                         5.00%         12/01/2034    $       5,168,168
     2,755,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP (LEASE REVENUE,
                 NATL-RE INSURED)                                                      5.25          07/01/2017            3,067,748
     2,950,000   JEA WATER & SEWER SYSTEM FL SUBSERIES B (ELECTRIC REVENUE)            5.00          10/01/2019            3,081,334
     3,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss             1.39          10/01/2014            3,021,750
     3,000,000   MIAMI DADE COUNTY FL AVIATION SERIES A (AIRPORT & MARINA
                 REVENUE)                                                              5.50          10/01/2019            3,283,260
     1,000,000   MIAMI DADE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY
                 UNIVERSITY OF MIAMI SERIES A (COLLEGE & UNIVERSITY REVENUE)           5.25          04/01/2016            1,094,140
     4,500,000   MIAMI DADE COUNTY FL IDR SERIES C (OTHER REVENUE)+/-ss                3.19          07/01/2032            4,500,000
     2,950,000   MIAMI DADE COUNTY FL WATER AND SEWER REFUNDING SERIES C
                 (WATER REVENUE, BHAC INSURED)                                         5.00          10/01/2024            3,150,954
       865,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                 CENTER PROJECT (HCFR)                                                 4.75          10/01/2013              930,593
     1,030,000   NORTH BREVARD COUNTY FL HOSPITAL DISTRICT PARRISH MEDICAL
                 CENTER PROJECT (HCFR)                                                 5.00          10/01/2015            1,118,220
     3,605,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                 PUTTABLE (HOUSING REVENUE, FNMA INSURED)ss                            5.05          08/01/2033            3,816,758
     1,250,000   PALM BEACH COUNTY FL BIOMEDICAL RESEARCH PARK PROJECT SERIES
                 C (OTHER REVENUE, XLCA INSURED)                                       5.00          11/01/2017            1,382,938
     5,000,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY POOLED
                 HOSPITAL LOAN PROGRAM (HCFR, SUNTRUST BANK LOC)+/-ss                  0.75          11/01/2025            5,000,000
     3,200,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE PROJECT
                 SERIES A (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)+/-ss        5.35          03/15/2042            3,395,168
     2,500,000   UNIVERSITY OF NORTH FLORIDA FINANCING CORPORATION HOUSING
                 PROJECT (LEASE REVENUE, NATL-RE INSURED)                              5.00          11/01/2016            2,756,575
     1,000,000   USF FINANCING CORPORATION FL COP MASTER LEASE SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          07/01/2018            1,045,190
                                                                                                                          68,920,526
                                                                                                                   -----------------
GEORGIA: 2.71%
     1,700,000   ATLANTA GA (PROPERTY TAX REVENUE, ASSURED GUARANTY)                   5.25          12/01/2015            1,934,243
       925,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY GEORGIA BAPTIST
                 HEALTHCARE SYSTEMS PROJECT (HCFR)                                     6.25          10/01/2018            1,078,800
     2,765,000   FULTON COUNTY GA TUFF ATLANTA HOUSING PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                         5.50          09/01/2018            2,891,388
        10,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE
                 PREREFUNDED (ELECTRIC REVENUE, NATL-RE INSURED)                       6.50          01/01/2017               11,828
       735,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE UNREFUNDED
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                   6.50          01/01/2017              856,900
     1,450,000   GEORGIA STATE SERIES E (PROPERTY TAX REVENUE)                         5.00          07/01/2017            1,681,145
     3,500,000   GEORGIA STATE SERIES G (PROPERTY TAX REVENUE)                         5.00          11/01/2016            4,060,280
     1,000,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A
                 (NATURAL GAS REVENUE)                                                 5.00          09/15/2010            1,016,200
     1,000,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A
                 (NATURAL GAS REVENUE)                                                 5.50          09/15/2022            1,022,710
     2,450,000   MUNICIPAL ELECTRIC AUTHORITY GA SERIES B (ELECTRIC REVENUE)           5.00          01/01/2020            2,679,173
     5,000,000   PUBLIC GAS PARTNERS INCORPORATED GA SERIES A (UTILITIES
                 REVENUE)                                                              5.00          10/01/2019            5,347,100
                                                                                                                          22,579,767
                                                                                                                   -----------------
GUAM: 0.59%
     1,000,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                 FACILITIES PROJECT SERIES A (LEASE REVENUE)                           5.00          10/01/2015            1,016,810
     2,195,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                 FACILITIES PROJECT SERIES A (LEASE REVENUE)                           5.00          10/01/2017            2,201,036
     1,635,000   GUAM GOVERNMENT LIMITED OBLIGATION REVENUE SECTION 30 SERIES
                 A (OTHER REVENUE)                                                     5.00          12/01/2014            1,713,529
                                                                                                                           4,931,375
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
IDAHO: 0.37%
$    3,000,000   UNIVERSITY OF IDAHO GENERAL SERIES 2011 (COLLEGE & UNIVERSITY
                 REVENUE)+/-ss                                                         5.25%         04/01/2041    $       3,047,940
                                                                                                                   -----------------
ILLINOIS: 6.18%
       135,000   AURORA IL SERIES B (TAX REVENUE)                                      4.90          12/30/2011              134,329
     1,015,000   CHAMPAIGN COLES IL COMMUNITY COLLEGE DISTRICT # 505 SERIES A
                 (PROPERTY TAX REVENUE)                                                4.00          12/01/2018            1,061,274
     1,630,000   CHICAGO IL BOARD OF EDUCATION BENITO JUAREZ COMMUNITY ACADEMY
                 SERIES G (PROPERTY TAX REVENUE, NATL-RE INSURED)                      6.00          12/01/2022            1,807,360
     3,450,000   CHICAGO IL METROPOLITAN WATER RECLAMATION DISTRICT GREATER
                 (PROPERTY TAX REVENUE)                                                5.00          12/01/2033            4,015,869
       555,000   CHICAGO IL SERIES A PREREFUNDED (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)+/-ss(o)(o)                                           5.65          01/01/2028              621,095
     3,180,000   CHICAGO IL SERIES C (PROPERTY TAX REVENUE)                            5.00          01/01/2024            3,381,230
       560,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B+/-ss                   7.00          01/01/2019              562,649
     2,680,000   HAWTHORN WOODS IL AQUATIC CENTER PROJECT (OTHER REVENUE)              4.75          12/30/2017            2,378,205
     1,745,000   HUNTLEY IL SPECIAL SERVICE AREA # 9 (SPECIAL TAX REVENUE,
                 ASSURED GUARANTY)                                                     4.60          03/01/2017            1,863,468
     4,560,000   ILLINOIS EDUCATION FACILITIES AUTHORITY FIELD MUSEUM
                 (RECREATIONAL REVENUE)+/-ss                                           4.13          11/01/2036            4,608,746
     1,550,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                          5.00          10/01/2019            1,608,017
     1,840,000   ILLINOIS FINANCE AUTHORITY EAST ST. LOUIS PROJECT (OTHER
                 REVENUE, XLCA INSURED)                                                5.00          11/15/2013            1,847,544
     1,560,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 A (HCFR)                                                              4.90          07/01/2013            1,557,566
     2,010,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 A (HCFR)                                                              4.95          07/01/2014            1,994,664
       540,000   ILLINOIS HEALTH FACILITIES AUTHORITY MERCY HOSPITAL & MEDICAL
                 CENTER (HCFR)                                                        10.00          01/01/2015              665,242
       540,000   ILLINOIS HEALTH FACILITIES AUTHORITY MICHAEL REESE HOSPITAL
                 SERIES A (HCFR, FSA INSURED)                                          7.60          02/15/2019              673,331
     1,000,000   ILLINOIS MUNICIPAL ELECTRIC AGENCY POWER (ELECTRIC REVENUE,
                 NATL-RE  FGIC INSURED)                                                5.00          02/01/2023            1,039,330
     1,000,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.20          12/01/2016              754,620
     1,200,000   NORTHERN COOK COUNTY IL SOLID WASTE AGENCY SERIES A (RESOURCE
                 RECOVERY REVENUE, NATL-RE INSURED)                                    5.00          05/01/2013            1,318,980
     7,650,000   REGIONAL TRANSPORTATION AUTHORITY GO OF AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                             6.50          07/01/2026            9,346,847
     1,975,000   SOUTHWESTERN IL DEVELOPMENT AUTHORITY LOCAL GOVERNMENT
                 PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                      5.00          03/01/2025            1,533,094
       455,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                        9.00          12/01/2017              623,032
       535,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                        9.00          12/01/2018              744,474
     1,000,000   UNIVERSITY OF ILLINOIS AUXILIARY SYSTEM FACILITIES SERIES A
                 (COLLEGE & UNIVERSITY, AMBAC INSURED)                                 5.50          04/01/2024            1,141,120
     9,730,000   WILL COUNTY IL COMMUNITY UNIT SCHOOL DISTRICT CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##           5.20          11/01/2018            6,241,600
                                                                                                                          51,523,686
                                                                                                                   -----------------
INDIANA: 1.70%
     1,000,000   FORT WAYNE IN REDEVELOPMENT AUTHORITY GRAND WAYNE CENTER
                 PROJECT (LEASE REVENUE)                                               5.00          02/01/2020            1,038,350
       100,000   HAMMOND IN MULTI-SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                 (LEASE REVENUE, NATL-RE FGIC INSURED, STATE AID WITHHOLDING)          5.00          07/15/2014              112,558
     1,000,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE,
                 GO OF AUTHORITY)                                                      4.00          08/01/2017            1,033,360
     1,050,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE,
                 GO OF AUTHORITY)                                                      5.00          02/01/2016            1,138,746

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
INDIANA (continued)
$    1,340,000   INDIANA BOND BANK HENDRICKS REGIONAL HEALTH A (OTHER REVENUE,
                 GO OF AUTHORITY)                                                      5.00%         08/01/2016    $       1,461,980
       900,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX  SERIES B2
                 (NATURAL GAS REVENUE)+/-ss                                            0.95          10/15/2022              778,500
     1,760,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          10/15/2017            1,813,891
       500,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (NATURAL GAS
                 REVENUE)                                                              5.25          10/15/2016              536,620
     1,000,000   INDIANA STATE FINANCE AUTHORITY ROCKVILLE CORRECTIONAL D
                 (LEASE REVENUE)                                                       5.25          07/01/2019            1,111,310
     1,900,000   JASPER COUNTY IN PCR NORTHERN SERIES A (IDR, NATL-RE INSURED)         5.60          11/01/2016            2,041,930
       980,000   JEFFERSONVILLE IN BUILDING CORPORATION FIRST MORTGAGE SERIES
                 C (LEASE REVENUE)                                                     4.25          08/15/2017            1,008,812
     1,000,000   MT. VERNON IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                 SERIES 2007 (LEASE REVENUE, AGM INSURED)                              5.00          07/15/2019            1,092,030
       270,000   PORTAGE IN REDEVELOPMENT DISTRICT (TAX INCREMENT REVENUE,
                 CIFG INSURED)                                                         4.00          01/15/2015              278,203
       350,000   PORTAGE IN REDEVELOPMENT DISTRICT (TAX INCREMENT REVENUE,
                 CIFG INSURED)                                                         4.00          01/15/2016              353,136
       360,000   PORTAGE IN REDEVELOPMENT DISTRICT (TAX INCREMENT REVENUE,
                 CIFG INSURED)                                                         4.00          07/15/2016              362,074
                                                                                                                          14,161,500
                                                                                                                   -----------------
IOWA: 1.03%
     2,500,000   IOWA FINANCE AUTHORITY PCFA INTERSTATE POWER (IDR, FGIC
                 INSURED)                                                              5.00          07/01/2014            2,649,800
     5,285,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         5.25          12/01/2018            5,535,245
       385,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                 (TOBACCO SETTLEMENT FUNDED REVENUE)                                   5.50          06/01/2012              408,893
                                                                                                                           8,593,938
                                                                                                                   -----------------
KANSAS: 1.60%
     6,200,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER & LIGHT
                 SERIES A (IDR, XLCA INSURED)+/-ss                                     5.25          12/01/2023            6,680,500
        80,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD SERIES B-1 (HCFR, ACA INSURED)                               6.13          04/01/2012               81,331
       280,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENT REVENUE)                                                    5.00          09/01/2013              242,029
       305,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENT REVENUE)                                                    5.00          09/01/2014              252,436
       235,000   OVERLAND PARK KS DEVELOPMENT CORPORATION FIRST TIER
                 CONVENTION SERIES A (OTHER REVENUE, AMBAC INSURED)                    4.00          01/01/2011              237,876
       300,000   OVERLAND PARK KS DEVELOPMENT CORPORATION SECOND TIER
                 CONVENTION SERIES B (OTHER REVENUE, AMBAC INSURED)                    4.00          01/01/2011              303,672
     5,000,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT CAPITAL
                 APPRECIATION SALES TAX SUB LIEN (SALES TAX REVENUE)##                 8.70          06/01/2021            1,948,850
     2,500,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES
                 TAX SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00          12/01/2020            2,531,800
     1,445,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT TRANSPORTATION
                 DEVELOPMENT DISTRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                 REVENUE)                                                              4.88          10/01/2028            1,075,196
                                                                                                                          13,353,690
                                                                                                                   -----------------
KENTUCKY: 2.43%
     5,020,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE
                 PROJECT SERIES A (OTHER REVENUE,  NATL-RE FGIC INSURED)+/-ss          0.70          11/01/2027            4,249,430
     6,175,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE
                 PROJECT SERIES B (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss           0.72          11/01/2025            4,970,875
     1,265,000   KENTUCKY STATE PROPERTY & BUILDINGS COMMISSION SERIES A
                 PROJECT # 95 (GENERAL FUND REVENUE)                                   5.00          08/01/2019            1,405,655

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
KENTUCKY (continued)
$    9,479,274   UNIVERSITY OF KENTUCKY COP MASTER STREET LEASE # 4-144A
                 (LEASE REVENUE)                                                       4.45%         06/18/2018    $       9,643,455
                                                                                                                          20,269,415
                                                                                                                   -----------------
LOUISIANA: 3.11%
       500,000   JEFFERSON PARISH LA HOSPITAL SERVICE DISTRICT # 001 WEST
                 JEFFERSON MEDICAL CENTER SERIES A (HCFR, AGM INSURED)                 5.25          01/01/2013              503,530
     2,525,000   LAFOURCHE PARISH LA HOUSING AUTHORITY CITY PLACE II PROJECT
                 (LOCAL  HOUSING REVENUE, GNMA INSURED)                                6.70          01/20/2040            2,677,838
     1,045,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                 COMMUNITY DEVELOPMENT AUTHORITY (LOCAL HOUSING REVENUE, FNMA
                 INSURED)+/-ss                                                         4.25          04/15/2039            1,065,346
       200,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (OTHER REVENUE, CFIG INSURED)                         5.00          07/01/2014              211,984
       100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (OTHER REVENUE, CFIG INSURED)                         5.00          07/01/2016              104,379
       150,000   LOUISIANA PUBLIC FACILITIES AUTHORITY ARCHDIOCESE OF NEW
                 ORLEANS PROJECT (OTHER REVENUE, CFIG INSURED)                         5.00          07/01/2017              154,914
       505,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)         4.00          07/01/2015              511,782
       170,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)         4.13          07/01/2016              169,342
        55,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)         4.25          07/01/2017               54,271
     1,250,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)         5.00          07/01/2022            1,231,350
       100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (LOCAL HOUSING REVENUE, CIFG INSURED)                5.00          07/01/2014              102,882
       740,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (LOCAL HOUSING REVENUE, CIFG INSURED)                5.00          07/01/2016              739,941
     1,465,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (LOCAL HOUSING REVENUE, CIFG INSURED)                5.00          07/01/2019            1,391,940
       500,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (LOCAL HOUSING REVENUE, CIFG INSURED)                5.00          07/01/2020              467,535
       100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK & GOLD FACILITIES
                 PROJECT SERIES A (LOCAL HOUSING REVENUE, CIFG INSURED)                5.00          07/01/2022               91,810
     1,945,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (OTHER REVENUE, AMBAC INSURED)                               5.25          06/01/2013            2,021,341
     1,000,000   LOUISIANA STATE CORRECTIONAL FACILITIES CORPORATION (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          09/01/2019            1,085,720
       800,000   LOUISIANA STATE SERIES A (FUEL SALES TAX REVENUE, AMBAC
                 INSURED)                                                              5.38          06/01/2016              856,016
     1,350,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                   5.50          12/01/2016            1,446,350
       690,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                      5.50          06/01/2016              721,009
       590,000   NEW ORLEANS LA (SEWER REVENUE, ASSURED GUARANTY)                      5.63          06/01/2017              615,329
       740,000   NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                          5.50          06/01/2020              718,644
       925,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                       5.00          06/01/2012              935,147
       100,000   NEW ORLEANS LA (SEWER REVENUE, NATL-RE INSURED)                       5.00          06/01/2016               97,255
     1,365,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                              5.00          12/01/2016            1,451,664
     1,345,000   NEW ORLEANS LA PUBLIC IMPROVEMENT SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                              5.00          12/01/2017            1,419,069
     3,000,000   PARISH OF DESOTO LA PCR SOUTHWESTERN ELECTRICAL POWER
                 (ELECTRICAL POWER REVENUE)+/-ss                                       3.25          01/01/2019            2,988,000
     1,000,000   PORT OF NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                 RAILWAY INCORPORATED (AIRPORT & MARINA REVENUE, NATL-RE
                 INSURED)                                                              5.25          08/15/2013            1,074,520
     1,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                 CHEMICAL (IDR)+/-ss                                                   5.00          10/01/2021            1,003,740
                                                                                                                          25,912,648
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MARYLAND: 0.12%
$      830,000   MARYLAND STATE CAPITAL IMPROVEMENT 1ST FACILITY SERIES A
                 (PROPERTY TAX REVENUE)                                                5.25%         03/01/2018    $         973,540
                                                                                                                   -----------------
MASSACHUSETTS: 0.93%
     1,050,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                 CHARTER SERIES A (OTHER REVENUE)                                      6.50          04/15/2019            1,108,664
       615,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                 CHARTER SERIES A (OTHER REVENUE)                                      6.55          04/15/2020              646,113
     2,650,000   MASSACHUSETTS STATE FLOATING SERIES A (OTHER REVENUE)+/-ss            0.63          11/01/2018            2,428,089
     4,175,000   MASSACHUSETTS STATE SERIES C (OTHER REVENUE, AGM INSURED)+/-ss        3.51          11/01/2019            3,605,781
                                                                                                                           7,788,647
                                                                                                                   -----------------
MICHIGAN: 5.31%
     5,240,000   CLINTON TOWNSHIP BUILDING AUTHORITY MI MACOMB COUNTY (LEASE
                 REVENUE, AMBAC INSURED)                                               5.50          11/01/2017            5,668,737
     4,235,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                 (PROPERTY TAX REVENUE)                                                5.00          04/01/2015            4,033,329
     1,000,000   DETROIT MI DISTRICT AID (PROPERTY TAX)                                5.00          11/01/2014            1,087,080
     1,700,000   DETROIT MI DISTRICT AID (PROPERTY TAX)                                5.00          11/01/2020            1,773,355
     3,130,000   DETROIT MI SENIOR LIEN SERIES A-1 (SEWER REVENUE, AGM
                 INSURED)                                                              5.50          07/01/2017            3,431,012
       385,000   DETROIT MI SERIES A-1 (PROPERTY TAX REVENUE, NATL-RE INSURED)         5.00          04/01/2019              331,439
     1,000,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE, AGM
                 INSURED)                                                              5.00          07/01/2015            1,084,800
       660,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                5.00          10/01/2017              623,654
     2,270,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                5.38          10/01/2022            2,055,530
       435,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                5.50          10/01/2027              381,273
       570,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                 5.00          01/01/2018              636,998
     1,000,000   KENT COUNTY MI (PROPERTY TAX REVENUE)                                 5.00          01/01/2025            1,070,870
       950,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)               5.00          12/01/2018              907,003
     6,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                 (OTHER REVENUE)                                                       9.50          08/20/2010            5,990,820
     1,555,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION CHANDLER PARK ACADEMY (OTHER REVENUE)                      5.60          11/01/2018            1,574,966
     1,140,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION NATAKI TALIBAH (PRIVATE SCHOOL REVENUE)                    6.25          10/01/2023              977,117
     2,750,000   MICHIGAN STATE COMPREHENSIVE TRANSPORTATION PROGRAM (FUEL
                 SALES TAX REVENUE)                                                    5.25          05/15/2017            3,043,645
       350,000   MICHIGAN STATE ENVIRONMENTAL PROTECTION PROGRAM (OTHER
                 REVENUE)                                                              6.25          11/01/2012              371,872
     2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOSPITAL DAUGHTERS
                 OF CHARITY (HCFR)                                                     5.25          11/01/2015            2,132,640
     2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES C (HCFR)+/-ss        6.00          12/01/2034            2,310,280
     2,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                 GREENWOOD VILLA PROJECT (LOCAL HOUSING REVENUE, AGM INSURED)          4.75          09/15/2017            2,645,450
     1,500,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY (PROPERTY TAX
                 REVENUE)                                                              5.00          01/01/2017            1,645,485
       500,000   WYANDOTTE MI SERIES A (ELECTRIC REVENUE, ASSURED GUARANTY)            4.00          10/01/2016              518,250
                                                                                                                          44,295,605
                                                                                                                   -----------------
MINNESOTA: 1.51%
     3,800,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss               8.50          09/01/2019            4,384,022
     1,065,000   MINNEAPOLIS & ST.  PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SENIOR SERIES A (AIRPORT REVENUE)                                     4.00          01/01/2019            1,095,076
     4,555,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SUB SERIES B (AIRPORT REVENUE, NATL-RE & FGIC INSURED)                5.00          01/01/2018            4,953,790
       155,000   MINNEAPOLIS ST. MARY'S HOSPITAL & REHABILITATION (HCFR)              10.00          06/01/2013              177,233
     1,365,000   NORTHERN MINNESOTA MUNICIPAL POWER AGENCY SERIES A (ELECTRIC
                 REVENUE, ASSURED GUARANTY)                                            5.00          01/01/2016            1,513,457

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MINNESOTA (continued)
$      500,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY PROJECT SERIES
                 A (PRIVATE SCHOOL REVENUE)                                            5.50%         09/01/2018    $         464,880
                                                                                                                          12,588,458
                                                                                                                   -----------------
MISSISSIPPI: 0.06%
       505,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION MUNICIPAL
                 ENERGY AGENCY POWER SUPPLY PROJECT (ELECTRIC REVENUE, XLCA
                 INSURED)                                                              5.00          03/01/2013              531,401
                                                                                                                   -----------------
MISSOURI: 1.00%
     1,500,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                 (SALES TAX REVENUE, CIFG INSURED)                                     4.00          04/15/2026            1,352,760
     1,305,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENT
                 REVENUE)                                                              4.50          04/01/2021            1,223,477
     3,000,000   KANSAS CITY MO SPECIAL OBLIGATION SERIES E (OTHER REVENUE)##          4.80          02/01/2018            2,073,720
       415,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD
                 REVENUE)                                                              5.25          12/01/2014              378,297
     1,000,000   MANCHESTER MO HIGHWAY 141 MANCHESTER ROAD PROJECT (TAX
                 INCREMENT  REVENUE)                                                   6.00          11/01/2025              986,020
     1,310,000   MARYLAND HEIGHTS MO SOUTH HEIGHTS REDEVELOPMENT PROJECT A
                 (TAX INCREMENT REVENUE)                                               5.50          09/01/2018            1,240,636
       100,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                 4.50          09/01/2011              102,562
       145,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                 4.50          09/01/2013              150,942
       170,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                 4.50          09/01/2014              176,516
       225,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                 4.55          09/01/2016              226,926
       415,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES
                 A-1 (AIRPORT REVENUE)                                                 6.00          07/01/2019              454,408
                                                                                                                           8,366,264
                                                                                                                   -----------------
NEBRASKA: 0.11%
       500,000   MUNICIPAL ENERGY AGENCY OF NEBRASKA SERIES A (ELECTRIC
                 REVENUE, BHAC INSURED)                                                5.00          04/01/2019              561,785
       325,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                               6.25          09/01/2012              340,223
                                                                                                                             902,008
                                                                                                                   -----------------
NEVADA: 2.52%
     5,000,000   CLARK COUNTY NV AIRPORT REVENUE SERIES C (AIRPORT & MARINA
                 REVENUE, AGM INSURED)                                                 5.00          07/01/2023            5,202,500
     2,750,000   CLARK COUNTY NV AIRPORT REVENUE SERIES D (AIRPORT & MARINA
                 REVENUE)                                                              5.00          07/01/2024            2,863,988
     3,000,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A
                 (AIRPORT & MARINA REVENUE)                                            5.00          07/01/2016            3,302,670
     3,500,000   CLARK COUNTY NV LAS VEGAS MCCARRAN INTERNATIONAL SERIES A-2
                 (AIRPORT & MARINA REVENUE, AMBAC INSURED)                             5.00          07/01/2027            3,583,055
     2,380,000   CLARK COUNTY NV SERIES B (PROPERTY TAX REVENUE, AGM INSURED)          5.00          06/01/2019            2,606,338
       920,000   CLARK COUNTY NV SPECIAL IMPROVEMENT DISTRICT # 121A (STATE &
                 LOCAL GOVERNMENTS, AMBAC INSURED)                                     4.25          12/01/2013              933,690
     1,080,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HCFR, AMBAC INSURED)          5.50          06/01/2016            1,167,210
     1,330,000   RENO-SPARKS INDIAN COLONY NV GOVERNMENTAL (OTHER REVENUE, US
                 BANK NA LOC)                                                          5.00          06/01/2021            1,336,916
                                                                                                                          20,996,367
                                                                                                                   -----------------
NEW HAMPSHIRE: 0.12%
     1,000,000   NEW HAMPSHIRE HEFA EXETER PROJECT (HCFR)                              6.00          10/01/2016            1,038,710
                                                                                                                   -----------------
NEW JERSEY: 3.28%
     2,000,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss        2.63          12/01/2029            2,005,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEW JERSEY (continued)
$    1,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                 (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)                        5.00%         06/15/2012    $       1,029,800
     2,385,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MOTOR VEHICLE
                 SERIES A (OTHER REVENUE, NATL-RE INSURED)                             5.25          07/01/2016            2,551,759
     1,755,000   NEW JERSEY SPORTS & EXPOSITION AUTHORITY (RECREATIONAL
                 FACILITIES REVENUE, NATL-RE INSURED)                                  5.50          03/01/2022            1,956,299
     4,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 1A (STUDENT LOAN REVENUE)                                             4.75          12/01/2029            4,018,960
     3,400,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (COLLEGE & UNIVERSITY REVENUE)                                      5.00          06/01/2027            3,467,354
     2,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (OTHER REVENUE)                                                     5.00          06/01/2017            2,140,560
     1,010,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (OTHER REVENUE)                                                     5.00          06/01/2019            1,067,196
     8,110,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY FACILITIES
                 CENTER SERIES A (TRANSIT REVENUE, AGM-CR INSURED)                     5.50          12/15/2022            9,079,875
                                                                                                                          27,317,163
                                                                                                                   -----------------
NEW MEXICO: 0.12%
     1,030,000   OTERO COUNTY NM JAIL PROJECT (OTHER REVENUE)                          5.50          04/01/2013            1,010,760
                                                                                                                   -----------------
NEW YORK: 2.80%
       165,000   BROOKHAVEN NY IDAG METHODIST PROJECT (HOUSING  REVENUE, NORTH
                 FORK BANK LOC)+/-ss                                                   4.25          11/01/2037              165,041
       615,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                 (HCFR)                                                                4.75          12/01/2014              610,646
     2,725,000   METROPOLITAN NY TRANSPORTATION AUTHORITY SERIES B-2 (OTHER
                 REVENUE, AGM INSURED)+/-ss(a)(m)(n)                                   0.37          11/01/2022            2,637,059
        30,000   NASSAU COUNTY NY IDA SPECIAL NEEDS POOLED B-1 (IDR)                   6.88          07/01/2010               30,496
       275,000   NEW YORK CITY NY IDAG 2006 PROJECT SAMARITAN AIDS SERVICES
                 (OTHER REVENUE, CITIBANK NA LOC)                                      4.50          11/01/2015              309,180
     2,875,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                 SERIES A (INCOME TAX REVENUE)                                         5.00          05/01/2023            3,140,823
       310,000   NEW YORK STATE DORMITORY AUTHORITY HOSPITAL SERIES A (HCFR,
                 FHA INSURED)                                                          6.00          08/15/2015              334,478
       880,000   NEW YORK STATE DORMITORY AUTHORITY MONTEFIORE MEDICAL CENTER
                 (HCFR, NATL-RE FGIC FHA INSURED)                                      5.00          02/01/2014              955,416
     2,000,000   NEW YORK STATE DORMITORY AUTHORITY MT. SINAI SCHOOL OF
                 MEDICINE (COLLEGE & UNIVERSITY REVENUE, GO OF INSTITUTION)            5.50          07/01/2022            2,104,180
     3,665,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH SERIES
                 B (HCFR)+/-ss                                                         0.90          05/01/2018            3,356,224
     1,500,000   NEW YORK STATE DORMITORY AUTHORITY UNITED HEALTH HOSPITALS
                 (HCFR REVENUE, FHA INSURED)                                           4.50          08/01/2018            1,571,595
     3,750,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION COP (OTHER
                 REVENUE)                                                              5.88          02/01/2013            3,751,763
     3,000,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES A (TOBACCO
                 SETTLEMENT FUNDED)                                                    5.50          06/01/2018            3,198,180
       100,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY SERIES B (TOBACCO
                 SETTLEMENT FUNDED, XLCA INSURED)                                      4.00          06/01/2012              105,923
     1,000,000   UPPER MOHAWK VALLEY NY REGIONAL WATER FINANCE AUTHORITY
                 SERIES A (WATER REVENUE, ASSURED GUARANTY)                            5.00          04/01/2018            1,096,060
                                                                                                                          23,367,064
                                                                                                                   -----------------
NORTH CAROLINA: 0.53%
        90,000   CHARLOTTE NC COP SERIES E (LEASE APPROPRIATION REVENUE)               4.00          06/01/2017               96,001
     2,000,000   FORSYTH COUNTY NC COP PUBLIC FACILITIES & EQUIPMENT PROJECT
                 (LEASE APPROPRIATION REVENUE)                                         5.00          10/01/2016            2,254,980
     1,600,000   NASH NC HEALTH CARE SYSTEM (HCFR, AGM INSURED)                        5.00          11/01/2014            1,723,888

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NORTH CAROLINA (continued)
$      320,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES B
                 (ELECTRIC, POWER & LIGHT REVENUE, FGIC INSURED)                       5.50%         01/01/2017    $         320,480
                                                                                                                           4,395,349
                                                                                                                   -----------------
NORTH DAKOTA: 0.10%
       780,000   MERCER COUNTY ND PCR ANTELOPE VALLEY STATION  (ELECTRIC,
                 POWER & LIGHT REVENUE, AMBAC INSURED)                                 7.20          06/30/2013              846,729
                                                                                                                   -----------------
OHIO: 1.37%
       500,000   AKRON BATH COPLEY OH JOINT TOWNSHIP AKRON GENERAL HEALTH
                 SYSTEMS SERIES A (HCFR)                                               5.00          01/01/2014              527,195
     3,000,000   AMERICAN MUNICIPAL POWER OHIO INCORPORATED SERIES A
                 (ELECTRIC, POWER & LIGHT REVENUE)                                     5.00          02/01/2012            3,159,750
       855,000   FRANKLIN COUNTY OH CHILDREN'S HOSPITAL PROJECT (HCFR)                10.38          06/01/2013              940,141
     1,040,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FRESH WATER (WATER
                 REVENUE)                                                              5.50          06/01/2021            1,242,322
     3,000,000   OHIO STATE WATER DEVELOPMENT AUTHORITY FRESH WATER SERIES B
                 (WATER REVENUE)                                                       5.00          06/01/2016            3,431,940
     1,175,000   OHIO STATE WATER DEVELOPMENT AUTHORITY PCR WATER QUALITY
                 (WATER REVENUE)                                                       4.00          06/01/2015            1,293,605
       950,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES
                 A (LEASE REVENUE)                                                     5.75          12/01/2027              870,105
                                                                                                                          11,465,058
                                                                                                                   -----------------
OKLAHOMA: 0.34%
       400,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY BLANCHARD
                 PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                4.50          09/01/2016              419,048
       350,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY NEWCASTLE
                 PUBLIC SCHOOLS PROJECT (LEASE REVENUE)                                5.00          09/01/2012              370,475
     1,500,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE,
                 NATL-RE INSURED)                                                      6.00          01/01/2023            1,609,515
       425,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (SALES TAX REVENUE)          5.00          12/01/2024              452,417
                                                                                                                           2,851,455
                                                                                                                   -----------------
OREGON: 0.36%
     3,000,000   GILLIAM COUNTY OR WASTE MANAGEMENT PROJECT (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                         1.00          10/01/2018            2,999,460
                                                                                                                   -----------------
PENNSYLVANIA: 4.16%
     5,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTER SERIES A-1 (HCFR)+/-ss                   0.89          02/01/2021            4,537,500
     3,000,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, AGM
                 INSURED)+/-ss                                                         0.72          11/01/2026            2,459,250
     1,000,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss              3.00          10/01/2047            1,006,180
       880,000   CHESTER COUNTY PA AVON GROVE CHARTER SCHOOL PROJECT SERIES A
                 (OTHER REVENUE)                                                       5.65          12/15/2017              848,109
       350,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                             5.63          10/01/2015              333,697
     1,785,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                 (RESOURCE RECOVERY REVENUE)                                           6.10          07/01/2013            1,786,874
     1,500,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                 OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                     4.40          12/15/2010            1,454,475
     3,750,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                 SERIES D-2 (HCFR, NATL-RE INSURED)+/-ss                               5.00          12/01/2033            3,782,213
       565,000   MILLCREEK RICHLAND JOINT AUTHORITY PA SERIES B (SEWER
                 REVENUE, RADIAN INSURED)                                              4.70          08/01/2017              561,299
     1,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      2.63          12/01/2033            1,498,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA (continued)
$      985,000   PENNSYLVANIA STATE DEPARTMENT OF GENERAL SERVICES (LEASE
                 REVENUE, AGM INSURED)                                                 5.25%         05/01/2016    $       1,046,346
     5,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                 REVENUE)+/-ss                                                         1.34          12/01/2014            5,000,000
     1,210,000   PHILADELPHIA IDA FIRST PHILADELPHIA CHARTER HIGH SERIES A
                 (OTHER REVENUE)                                                       5.30          08/15/2017            1,178,988
     1,195,000   PHILADELPHIA PA EIGHTEENTH SERIES AGC (NATURAL GAS REVENUE,
                 ASSURED GUARANTY)                                                     5.25          08/01/2016            1,307,617
     1,000,000   PHILADELPHIA PA IDR MASTER CHARTER SCHOOL (OTHER REVENUE)             5.00          08/01/2020              992,530
     6,000,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX, STATE
                 AID WITHHOLDING)                                                      5.00          09/01/2018            6,535,500
       290,000   ROBINSON TOWNSHIP PA MUNICIPAL AUTHORITY (WATER & SEWER
                 REVENUE)                                                              6.90          05/15/2018              344,717
                                                                                                                          34,674,185
                                                                                                                   -----------------
PUERTO RICO: 1.86%
     4,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY LIBOR SERIES UU (POWER
                 REVENUE, AGM INSURED)+/-ss                                            0.69          07/01/2029            2,893,000
     2,000,000   PUERTO RICO HFA SUB-CAPITAL FUND MODERNIZATION (HOUSING
                 REVENUE)                                                              5.50          12/01/2017            2,176,600
    10,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
                 (SALES TAX REVENUE)+/-ss                                              5.00          08/01/2039           10,461,500
                                                                                                                          15,531,100
                                                                                                                   -----------------
RHODE ISLAND: 0.27%
     2,060,000   RHODE ISLAND STATE HEALTH & EDUCATIONAL BUILDING CORPORATION
                 PROVIDENCE PUBLIC SCHOOL FINANCING PROGRAM SERIES A (OTHER
                 REVENUE, AGM INSURED)                                                 5.00          05/15/2015            2,282,995
                                                                                                                   -----------------
SOUTH CAROLINA: 1.26%
     2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.10          01/01/2038               79,400
     1,750,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.40          01/01/2037               73,500
       500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.60          01/01/2036               22,250
     2,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.90          01/01/2035               94,000
       100,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                13.30          01/01/2033                5,600
     1,130,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                13.70          01/01/2032               66,105
     1,000,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER
                 REVENUE (LEASE REVENUE, CIFG INSURED)                                 5.00          12/01/2020            1,042,080
       740,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                 (LEASE REVENUE, RADIAN INSURED)                                       6.00          12/01/2016              789,225
     1,365,000   MCCORMICK COUNTY SC HEALTH CARE CENTER PROJECT PREREFUNDED
                 (HCFR)                                                                8.00          03/01/2019            1,660,331
     1,990,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH (HCFR)+/-ss                                                    1.04          08/01/2039            1,869,108
     3,750,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY STUDENT
                 LOAN SERIES I (STUDENT LOAN REVENUE)                                  5.00          10/01/2024            3,755,625
     1,090,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (TOBACCO
                 SETTLEMENT FUNDED)                                                    5.00          06/01/2018            1,088,550
                                                                                                                          10,545,774
                                                                                                                   -----------------
SOUTH DAKOTA: 0.05%
       500,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)            5.25          05/01/2015              443,520
                                                                                                                   -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

TENNESSEE: 1.58%
$    2,000,000   ELIZABETHTON TN HEALTH & EDUCATIONAL DEVELOPMENT FACILITIES
                 SERIES B (HCFR, NATL-RE INSURED)                                      6.25%         07/01/2015    $       2,170,620
     1,250,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT
                 INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                 2.50          07/01/2012            1,248,075
       725,000   SHELBY COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES
                 BOARD LE BONHUER CHILDREN'S MEDICAL CENTER SERIES D (HCFR,
                 NATL-RE INSURED)                                                      5.50          08/15/2019              839,093
     4,150,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          09/01/2015            4,377,254
     1,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                          5.25          09/01/2017            1,568,295
     1,115,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                 GAS REVENUE)                                                          5.00          02/01/2015            1,177,552
     1,720,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                 GAS REVENUE)                                                          5.00          02/01/2016            1,787,458
                                                                                                                          13,168,347
                                                                                                                   -----------------
TEXAS: 12.32%
     6,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                 (SALES TAX REVENUE, NATL-RE INSURED)                                  5.00          08/15/2034            6,003,780
     1,520,000   AUSTIN TX AIRPORT SYSTEM PRIOR LIEN (AIRPORT REVENUE, NALT-RE
                 INSURED)                                                              5.25          11/15/2017            1,585,542
     1,750,000   AUSTIN TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 PSF GUARANTEED)                                                       5.00          08/01/2016            2,010,593
     1,580,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)         5.00          06/15/2025            1,701,218
     1,625,000   BEXAR COUNTY TX FLOOD CONTROL SERIES A (PROPERTY TAX REVENUE)         5.00          06/15/2026            1,742,553
     2,250,000   BRYAN TX ELECTRICAL SYSTEM REVENUE (ELECTRICAL REVENUE)               5.00          07/01/2019            2,434,388
     1,640,000   EAGLE PASS TX INTERNATIONAL BRIDGES (OTHER REVENUE, AMBAC
                 INSURED)                                                              5.25          02/15/2014            1,722,918
     1,185,000   EL PASO TX SERIES A (PROPERTY TAX REVENUE)                            5.00          08/15/2018            1,334,689
     2,000,000   FRISCO TX SERIES A (SEWER REVENUE, AGM INSURED)                       5.00          02/15/2017            2,151,000
     1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)         5.25          10/01/2014            1,041,400
     1,000,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)         5.50          10/01/2016            1,082,140
     6,750,000   GATEWAY PUBLIC FACILITIES CORPORATION STONEGATE VILLAS
                 APARTMENTS PROJECT (STATE & LOCAL GOVERNMENTS, FNMA
                 Insured)+/-ss                                                         4.55          07/01/2034            7,184,565
     1,425,000   HARRIS COUNTY TX SERIES A (PROPERTY TAX REVENUE)                      4.00          10/01/2019            1,509,959
     1,560,000   HIDALGO COUNTY TX DRAINAGE DISTRICT # 1 IMPROVEMENTS
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)                              5.00          09/01/2028            1,636,378
     1,000,000   HOUSTON TX AIRPORT SENIOR LIEN SERIES A (AIRPORT & MARINA
                 REVENUE)                                                              5.00          07/01/2025            1,064,560
       775,000   HOUSTON TX AIRPORT SENIOR LIEN SERIES A (AIRPORT & MARINA
                 REVENUE)                                                              5.00          07/01/2026              821,128
     1,035,000   LONE STAR COLLEGE SYSTEM TX MAINTENANCE TAX NOTES (PROPERTY
                 TAX REVENUE)                                                          4.00          09/15/2017            1,101,395
     1,005,000   LUBBOCK TX WATERWORKS SYSTEM SERIES A (PROPERTY TAX REVENUE,
                 AGM INSURED)                                                          5.00          02/15/2018            1,122,012
     1,495,000   MIDTOWN REDEVELOPMENT AUTHORITY TEXAS (TAX INCREMENTAL
                 REVENUE, AMBAC INSURED)                                               5.00          01/01/2020            1,557,028
     1,135,000   NORTH TEXAS HEALTH FACILITIES DEVELOPMENT CORPORATION UNITED
                 REGIONAL HEALTH CARE SYSTEM (HCFR, AGM INSURED)                       5.00          09/01/2016            1,196,665
     5,000,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L-2
                 (TOLL ROAD REVENUE)+/-ss                                              6.00          01/01/2038            5,515,400
     4,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E-3 (OTHER
                 REVENUE)+/-ss                                                         5.75          01/01/2038            4,594,583
     1,035,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TX (NATURAL
                 GAS REVENUE)                                                          5.25          08/01/2015            1,104,718
       130,000   SACHSE TX REFUNDING & IMPROVEMENTS (PROPERTY TAX REVENUE,
                 ASSURED GUARANTY)                                                     5.00          02/15/2025              139,112
    10,825,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES D (NATURAL GAS REVENUE)                                   5.63          12/15/2017           11,611,978
       735,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SUB
                 LIEN SERIES C (NATURAL GAS REVENUE)+/-ss                              1.62          12/15/2026              567,604
     5,930,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                 0.76          09/15/2017            5,719,485

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TEXAS (continued)
$    8,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                 0.87%         09/15/2017    $       7,680,000
     3,500,000   TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORPORATION
                 SENIOR LIEN NOTE MOBILITY (TOLL ROAD REVENUE)                         7.50          12/31/2031            3,789,310
       855,000   TEXAS STATE PFA CHARTER SCHOOL KIPP INCORPORATED SERIES A
                 (PRIVATE SCHOOL REVENUE, ACA INSURED)                                 4.50          02/15/2016              844,116
       960,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)            5.00          02/15/2018              879,485
       425,000   TEXAS STATE PFA UPLIFT EDUCATION SERIES A (OTHER REVENUE)             5.00          12/01/2012              431,966
       825,000   TOMBALL TX INDEPENDENT SCHOOL DISTRICT REFUNDING SCHOOL
                 BUILDING (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND
                 GUARANTEED)##                                                         2.20          02/15/2015              740,974
     2,600,000   UNIVERSITY OF HOUSTON TX (COLLEGE & UNIVERSITY REVENUE)               5.00          02/15/2024            2,814,266
     1,115,000   UNIVERSITY OF HOUSTON TX SERIES A (COLLEGE & UNIVERSITY
                 REVENUE)                                                              5.00          02/15/2018            1,254,565
     2,095,000   UNIVERSITY OF NORTH TEXAS (COLLEGE & UNIVERSITY REVENUE)              5.25          04/15/2025            2,231,950
    10,425,000   UNIVERSITY OF TEXAS SERIES B (COLLEGE & UNIVERSITY)                   5.25          07/01/2026           12,189,119
       635,000   WACO TX HEALTH FACILITIES DEVELOPMENT CORPORATION HILLCREST
                 SYSTEM PROJECT SERIES A (HCFR, NATL-RE INSURED)                       5.00          08/01/2016              680,752
                                                                                                                         102,793,294
                                                                                                                   -----------------
UTAH: 0.74%
     3,700,000   INTERMOUNTAIN POWER AGENCY UTAH SERIES A (ELECTRIC POWER &
                 LIGHT REVENUE, AGM INSURED)                                           5.00          07/01/2018            3,944,755
     1,000,000   UTAH COUNTY UT LAKEVIEW ACADEMY SERIES A (OTHER REVENUE)              5.35          07/15/2017              918,710
       500,000   UTAH COUNTY UT LINCOLN ACADEMY SERIES A (OTHER REVENUE)++             5.45          06/15/2017              462,530
     1,000,000   WEST VALLEY CITY UT CHARTER SCHOOL MONTICELLO ACADEMY
                 (PRIVATE SCHOOL REVENUE)++                                            6.38          06/01/2037              870,680
                                                                                                                           6,196,675
                                                                                                                   -----------------
VIRGIN ISLANDS: 0.06%
       500,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES DIAGO SERIES A
                 (OTHER REVENUE)                                                       6.00          10/01/2014              530,580
                                                                                                                   -----------------
VIRGINIA: 0.66%
     2,000,000   CHESTERFIELD COUNTY VA IDA PCR SERIES A (IDR)+/-ss                    5.88          06/01/2017            2,065,800
     1,800,000   MARQUIS CDA VA (SPECIAL ASSESSMENT REVENUE)                           5.63          09/01/2018            1,401,804
       750,000   REYNOLDS CROSSING CDA VA REYNOLDS CROSSING PROJECT (SPECIAL
                 ASSESSMENT REVENUE)                                                   5.10          03/01/2021              703,553
        55,000   VIRGINIA COLLEGE BUILDING AUTHORITY VA REGENT UNIVERSITY
                 PROJECT (COLLEGE & UNIVERSITY REVENUE)                                5.00          06/01/2013               57,099
       210,000   VIRGINIA COLLEGE BUILDING AUTHORITY VA REGENT UNIVERSITY
                 PROJECT (COLLEGE & UNIVERSITY REVENUE)                                5.00          06/01/2015              216,537
     1,100,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                    5.40          03/01/2020            1,050,357
                                                                                                                           5,495,150
                                                                                                                   -----------------
WASHINGTON: 2.00%
     1,410,000   GOAT HILL PROPERTIES WA GOVERNMENT OFFICE BUILDING PROJECT
                 (LEASE REVENUE, NATL-RE INSURED)                                      5.00          12/01/2021            1,485,477
       695,000   GRANT COUNTY WA PUBLIC UTILITY DISTRICT #2 PRIEST RAPIDS
                 SERIES A (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE FGIC
                 INSURED)                                                              5.00          01/01/2023              729,250
       750,000   KING COUNTY WA SERIES A (PROPERTY TAX REVENUE)                        4.00          12/01/2017              812,820
     2,225,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER
                 REVENUE, ACA INSURED)                                                 5.80          12/01/2015            1,941,224
       140,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A
                 (PROPERTY TAX REVENUE)                                                6.00          06/01/2010              140,017
     1,480,000   TES PROPERTIES WA (LEASE REVENUE)                                     5.00          12/01/2024            1,566,920
     1,400,000   TES PROPERTIES WA (LEASE REVENUE)                                     5.50          12/01/2029            1,494,360
       400,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                 SETTLEMENT FUNDED REVENUE)                                            5.50          06/01/2012              418,648
     5,000,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                 SETTLEMENT FUNDED REVENUE)                                            6.50          06/01/2026            5,070,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WASHINGTON (continued)
$      800,000   WASHINGTON STATE HEFAR PACIFIC LUTHERAN UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, RADIAN INSURED)                                   5.00%         11/01/2013    $         831,856
     1,055,000   WASHINGTON STATE HEFAR PACIFIC LUTHERAN UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, RADIAN INSURED)                                   5.00          11/01/2014            1,093,824
     1,010,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT (COLLEGE
                 & UNIVERSITY REVENUE)                                                 5.00          10/01/2015            1,076,872
                                                                                                                          16,661,868
                                                                                                                   -----------------
WEST VIRGINIA: 0.40%
     2,000,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY PCR APPALACHIAN
                 POWER COMPANY AMOS SERIES C (ELECTRIC REVENUE)+/-ss                   4.85          05/01/2019            2,105,200
     1,100,000   WEST VIRGINIA SCHOOL BUILDING AUTHORITY (OTHER REVENUE)               5.25          07/01/2020            1,216,908
                                                                                                                           3,322,108
                                                                                                                   -----------------
WISCONSIN: 0.66%
     1,620,000   KENOSHA WI USD # 1 SERIES A (PROPERTY TAX REVENUE)                    4.50          04/01/2015            1,741,079
        75,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                4.40          12/01/2010               76,163
        20,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, GO OF AUTHORITY)                                    4.00          05/01/2013               21,129
       210,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, GO OF AUTHORITY)                                    4.15          05/01/2015              223,035
       890,000   WISCONSIN STATE HEFA BELL TOWER RESIDENCE PROJECT (HCFR,
                 ALLIED IRISH BANK PLC LOC)                                            4.75          07/01/2015              956,590
     2,650,000   WISCONSIN STATE HEFA SERIES M (HCFR, NATL-RE INSURED
                 )+/-ss(a)(m)(n)                                                       0.79          06/01/2019            2,477,750
                                                                                                                           5,495,746
                                                                                                                   -----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $803,510,947)                                                                        813,580,020
                                                                                                                   -----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 1.07%
MUTUAL FUNDS: 1.07%
     8,924,962   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 TRUST~(l)(u)                                                          0.13%                               8,924,962
                                                                                                                   -----------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,924,962)                                                                             8,924,962
                                                                                                                   -----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $812,435,909)*                                                       98.61%                                        822,504,982
OTHER ASSETS AND LIABILITIES, NET                                           1.39                                          11,591,424
                                                                         -------                                   -----------------
TOTAL NET ASSETS                                                          100.00%                                  $     834,096,406
                                                                         -------                                   -----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(i)  ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

INTERMEDIATE TAX/AMT-FREE FUND

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $812,416,872 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $19,036,966
GROSS UNREALIZED DEPRECIATION    (8,948,856)
                                -----------
NET UNREALIZED APPRECIATION     $10,088,110

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MORTGAGE-BACKED SECURITIES: 2.47%
$   20,000,000   FHLMC MULTIFAMILY VRD CERTIFICATES (TE) SERIES M012 CLASS
                 A1A+/-ss                                                              5.50          08/15/2051    $     21,797,200
TOTAL MORTGAGE-BACKED SECURITIES (COST $21,820,935)                                                                      21,797,200
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 96.06%
ALABAMA: 1.28%
       800,000   ALABAMA DRINKING WATER FINANCE REVOLVING FEDERAL LOAN SERIES
                 A (WATER REVENUE, AMBAC INSURED)                                      4.85          08/15/2022             800,097
       775,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SERIES A (SALES TAX
                 REVENUE, FSA INSURED)                                                 5.25          01/01/2018             763,414
     1,675,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 1
                 (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                 0.63          01/01/2027             971,500
     2,350,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 2
                 (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                 0.63          01/01/2027           1,363,000
     2,175,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 3
                 (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                 0.63          01/01/2027           1,261,500
       150,000   JEFFERSON COUNTY AL LIMITED OBLIGATION SUBSERIES A 4
                 (LICENSING FEES REVENUE, AMBAC INSURED)+/-ss(a)(m)(n)                 0.65          01/01/2027              87,000
     2,860,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)           5.25          02/01/2014           2,704,588
       460,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)           5.25          02/01/2015             432,331
       475,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM
                 Insured)+/-ss(a)(m)(n)                                                0.35          02/01/2042             192,375
       350,000   JEFFERSON COUNTY AL SERIES C 2 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.65          02/01/2042             122,500
       800,000   JEFFERSON COUNTY AL SERIES C 4 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.63          02/01/2042             280,000
     1,875,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA
                 Insured)+/-ss(a)(m)(n)                                                0.74          02/01/2040             656,250
       325,000   JEFFERSON COUNTY AL SERIES C 7 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.68          02/01/2042             113,750
       600,000   JEFFERSON COUNTY AL SERIES C 8 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.63          02/01/2042             210,000
       300,000   JEFFERSON COUNTY AL SERIES C 9 (SEWER REVENUE, AGM
                 INSURED)+/-SS(a)(m)(n)                                                0.34          02/01/2042             105,000
       500,000   JEFFERSON COUNTY AL SUBSERIES B 1 B (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.68          02/01/2042             175,000
     2,975,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.69          02/01/2042           1,041,250
                                                                                                                         11,279,555
                                                                                                                   ----------------
ARIZONA: 3.67%
     5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES B
                 (HCFR)+/-ss                                                           0.98          01/01/2037           3,561,250
     5,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A (HCFR)+/-ss                                         1.29          02/01/2042           4,630,000
     4,045,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES B (HCFR)+/-ss                                         1.14          02/01/2042           3,745,670
     1,000,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                 SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                           4.00          07/01/2015           1,032,280
     3,400,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                 SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                           5.00          07/01/2016           3,615,152
       825,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                 SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                           5.00          07/01/2017             870,845
     1,690,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE REFUNDING STATE
                 SCHOOL TRUST (OTHER REVENUE, AMBAC INSURED)                           5.00          07/01/2018           1,770,731
     3,275,000   ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                 FACILITY PROJECT A (INCOME TAX REVENUE, NATL-RE INSURED)              5.00          07/01/2019           3,403,871
     2,875,000   MARANA AZ MUNICIPAL PROPERTY CORPORATION SERIES B (LEASE
                 REVENUE)                                                              5.13          07/01/2028           2,880,405
       215,000   NAVAJO COUNTY AZ MUNICIPAL PROPERTY CORPORATION JAIL
                 FACILITIES (LEASE REVENUE, ACA INSURED)                               5.63          07/01/2010             214,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ARIZONA (continued)
$      800,000   PIMA COUNTY AZ IDA ACCLAIM CHARTER SCHOOL PROJECT
                 (EDUCATIONAL FACILITIES REVENUE)                                      5.60%         12/01/2016    $        751,912
     2,000,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOL PROJECT (LEASE
                 REVENUE)                                                              7.00          01/01/2038           1,823,260
       100,000   PIMA COUNTY AZ IDA GLOBAL WATER RESOURCES LLC PROJECT (WATER
                 & SEWER REVENUE)                                                      5.45          12/01/2017              96,057
     1,500,000   PIMA COUNTY AZ IDA LEGACY TRADITIONAL SCHOOL PROJECT (GENERAL
                 FUND REVENUE)                                                         8.50          07/01/2039           1,575,030
     2,415,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                 REVENUE)                                                              6.00          07/15/2013           2,475,423
                                                                                                                         32,446,796
                                                                                                                   ----------------
CALIFORNIA: 11.80%
     2,500,000   ACCESS TO LOANS FOR LEARNING STUDENT LOAN CORPORATION CA
                 STUDENT LOAN PROGRAM SERIES D2 (STUDENT LOAN REVENUE, STUDENT
                 LOANS GUARANTEED)                                                     7.85          07/01/2025           2,203,425
     7,795,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY CA CAPITAL
                 APPRECIATION SUB LIEN SERIES A (TRANSPORTATION REVENUE, AMBAC
                 INSURED)##                                                            5.80          10/01/2018           4,786,676
     4,775,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 CALIFORNIA INDEPENDENT SYSTEM OPERATOR SERIES A (ELECTRIC,
                 POWER & LIGHT REVENUE)                                                5.75          02/01/2039           4,877,424
     2,100,000   CALIFORNIA PCFA REPUBLIC SERVICES INCORPORATED PROJECT SERIES
                 B (RESOURCE RECOVERY REVENUE)+/-ss                                    5.25          06/01/2023           2,122,281
     2,500,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.25          03/01/2030           2,454,475
     5,000,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    6.00          03/01/2033           5,299,450
     4,900,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.60          03/01/2036           4,912,299
     9,000,000   CALIFORNIA STATE GO (PROPERTY TAX)                                    5.50          03/01/2040           8,934,210
     1,000,000   CALIFORNIA STATEWIDE CDA ASPIRE PUBLIC SCHOOLS (COLLEGE &
                 UNIVERSITY REVENUE)                                                   5.00          07/01/2020             998,340
     2,000,000   CALIFORNIA STATEWIDE CDA COP SAVRS TAX EXEMPT CONVERSION
                 02/10/05 (ACA INSURED)+/-ss(a)(m)(n)                                  0.75          05/15/2029           1,900,000
     2,000,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HCFR,
                 BHAC INSURED)+/-ss                                                    0.95          04/01/2036           1,480,000
     2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                 CATHOLIC HEALTH CARE WEST SERIES D (HCFR)                             5.50          07/01/2031           2,028,440
     2,920,000   CORONA-NORCO CA USD CAPITAL APPRECIATION ELECTION 2006 SERIES
                 C (PROPERTY TAX REVENUE, AGM INSURED)+/-ss(0)(0)                      1.30          08/01/2039           1,962,298
     1,275,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                 PROJECT # 2 (TAX ALLOCATION REVENUE)                                  4.45          10/01/2011           1,276,862
     5,000,000   INLAND CA EMPIRE TOBACCO SECURITIZATION AUTHORITY ASSET
                 BACKED SERIES C2 (TOBACCO SETTLEMENT FUNDED)##                       10.20          06/01/2047             128,400
     1,200,000   LAKE TAHOE CA UNIFIED SCHOOL DISTRICT CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##               5.50          08/01/2019             722,472
     1,500,000   LOS ANGELES CA HARBOR DEPARTMENT (AIRPORT & MARINA REVENUE,
                 NATL-RE INSURED)                                                      5.00          08/01/2018           1,564,935
     3,000,000   LOS ANGELES CA HARBOR DEPARTMENT (AIRPORT & MARINA REVENUE,
                 NATL-RE INSURED)                                                      5.00          08/01/2019           3,107,250
       775,000   MADERA COUNTY CA COP VALLEY CHILDREN'S HOSPITAL (HCFR,
                 NATL-RE INSURED)                                                      6.50          03/15/2015             838,194
    13,560,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.77          07/01/2017          12,098,910
     5,265,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.80          07/01/2019           4,369,950
    30,000,000   NORWALK-LA MIRADA CA USD CAPITAL APPRECIATION ELECTION 2002
                 SERIES E (PROPERTY TAX REVENUE, ASSURED GUARANTEE)##                  6.50          08/01/2038           4,965,600
     1,000,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                 (PROPERTY TAX REVENUE)                                                6.50          08/01/2024           1,094,690
     2,000,000   ONTARIO MONTCLAIR CA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 ASSURED GUARANTEE)##                                                  6.10          08/01/2030             584,760
       360,000   PICO RIVERA CA WATER AUTHORITY SERIES A (WATER REVENUE)               5.75          12/01/2012             370,616
     1,450,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                 PROJECT (TAX ALLOCATION REVENUE, AMBAC INSURED)                       5.50          05/01/2014           1,467,937
     5,080,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                 PROJECT SERIES A (LEASE REVENUE, ASSURED GUARANTEE)                   5.88          08/01/2037           5,338,267
     6,120,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY POINT POTRERO
                 SERIES A (LEASE REVENUE)                                              6.25          07/01/2024           6,384,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$   20,600,000   ROWLAND CA USD 2006 ELECTION SERIES B (PROPERTY TAX REVENUE)##        6.60%         08/01/2039    $      3,092,678
       300,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                5.63          09/01/2012             310,074
     1,000,000   SAN JOSE CA MFHR LENZEN HOUSING SERIES B (MFHR, GNMA INSURED)         5.45          02/20/2043           1,005,450
     2,285,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX REVENUE)##                                     5.40          08/01/2023           1,122,598
     2,265,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX REVENUE)##                                     5.50          08/01/2024           1,041,266
     2,165,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX REVENUE)##                                     5.50          08/01/2025             935,215
     1,525,000   SANTA MONICA CA COMMUNITY COLLEGE DISTRICT 2002 ELECTION
                 SERIES E (PROPERTY TAX REVENUE)##                                     5.60          08/01/2026             615,780
       205,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)++                                                            4.50          03/01/2011             204,883
     2,415,000   SOUTH PASADENA CA USD CAPITAL APPRECIATION SERIES C (PROPERTY
                 TAX REVENUE, NATL-RE FGIC INSURED)##                                  5.60          11/01/2021           1,276,883
     4,975,000   STUDENT EDUCATION LOAN MARKETING CORPORATION CA SERIES IV D1
                 (HEFAR, STUDENT LOANS GUARANTEED)                                     5.88          01/01/2018           4,304,917
     1,610,000   UNION ELEMENTARY SCHOOL DISTRICT CA CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##               5.30          09/01/2022             839,583
     2,800,000   UNION ELEMENTARY SCHOOL DISTRICT CA CAPITAL APPRECIATION
                 SERIES A (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##               5.70          09/01/2024           1,242,304
                                                                                                                        104,264,421
                                                                                                                   ----------------
COLORADO: 2.26%
     2,200,000   COLORADO ECFA CHARTER SCHOOL AMERICAN ACADEMY PROJECT (LEASE
                 REVENUE)                                                              7.13          12/01/2033           2,490,686
     3,385,000   COLORADO ECFA CHARTER SCHOOL BANNING LEWIS (PRIVATE SCHOOLS
                 REVENUE)++                                                            6.13          12/15/2035           2,908,595
     1,540,000   COLORADO ECFA CHARTER SCHOOL COMMUNITY LEADERSHIP (LEASE
                 REVENUE)                                                              5.75          07/01/2019           1,410,332
       470,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY PROJECT (OTHER
                 REVENUE)                                                              5.50          10/01/2017             457,907
       500,000   COLORADO ECFA CHARTER SCHOOL MONUMENT ACADEMY SERIES A (LEASE
                 REVENUE)                                                              7.25          10/01/2039             495,495
     2,165,000   COLORADO ECFA UNION COLONY CHARTER SCHOOL PROJECT (OTHER
                 REVENUE)++                                                            5.75          12/01/2037           1,702,599
       605,000   COLORADO HFA SERIES A2 (SFHR, NATL-RE INSURED)                        6.50          08/01/2031             625,068
       155,000   COLORADO HFA SERIES B2 (SFHR)                                         7.10          04/01/2017             160,467
       635,000   COLORADO HFA SERIES B3 (SFHR, AGM INSURED)                            6.70          08/01/2017             675,354
     4,675,000   E-470 PUBLIC HIGHWAY AUTHORITY CO CAPITAL APPRECIATION SENIOR
                 LIEN SERIES B (TOLL ROAD REVENUE, NATL-RE INSURED)##                  5.20          09/01/2016           3,358,754
     2,290,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                 IMPROVEMENT PROJECT SERIES A (AIRPORT REVENUE)                        5.15          05/01/2017           2,160,844
       405,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                 IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                        5.05          05/01/2015             388,010
       440,000   EAGLE COUNTY CO AIRPORT TERMINAL CORPORATION AIRPORT TERMINAL
                 IMPROVEMENT PROJECT SERIES B (AIRPORT REVENUE)                        5.25          05/01/2020             410,326
     2,500,000   PUBLIC AUTHORITY FOR CO ENERGY NATURAL GAS (UTILITIES REVENUE)        5.75          11/15/2018           2,681,250
                                                                                                                         19,925,687
                                                                                                                   ----------------
CONNECTICUT: 0.13%
     1,110,000   EASTERN CONNECTICUT RESOURCE RECOVERY AUTHORITY SOLID WASTE
                 REVENUE WHEELABRATOR LISBON PROJECT SERIES A (OTHER REVENUE)          5.50          01/01/2014           1,111,610
                                                                                                                   ----------------
DISTRICT OF COLUMBIA: 0.07%
       410,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                 ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                5.38          05/15/2010             411,263

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
DISTRICT OF COLUMBIA (continued)
$      205,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                 ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                5.70%         05/15/2012    $        212,466
                                                                                                                            623,729
                                                                                                                   ----------------
FLORIDA: 3.64%
     3,150,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                 ANTICIPATION BONDS (SPECIAL ASSESSMENT REVENUE)                       4.80          11/01/2012           2,851,097
     2,200,000   BROWARD COUNTY FL PROFESSIONAL SPORTS FACILITIES PROJECT
                 SERIES A (OTHER REVENUE, AMBAC INSURED)                               5.00          09/01/2021           2,222,748
     2,265,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                 6.00          10/01/2011           2,305,204
     2,500,000   CITY OF GULF BREEZE FL LOCAL GOVERNMENT LOAN SERIES J (WATER
                 REVENUE)                                                              4.50          12/01/2020           2,636,450
     3,275,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                 (SPECIAL ASSESSMENT REVENUE)####(i)                                   5.13          05/01/2016           1,296,147
       205,000   GULF BREEZE FL REVENUE MIAMI BEACH LOCAL GOVERNMENT SERIES B
                 (OTHER REVENUE, FGIC INSURED)+/-ss                                    4.75          12/01/2015             207,589
        75,000   HILLSBOROUGH COUNTY FL PORT DISTRICT TAMPA PORT AUTHORITY
                 PROJECT SERIES A PREREFUNDED (AIRPORT REVENUE, NATL-RE
                 INSURED)                                                              5.75          06/01/2018              79,181
     4,245,000   MIAMI DADE COUNTY FL IDA AIRIS MIAMI II LLC PROJECT (IDR,
                 AMBAC INSURED)                                                        6.00          10/15/2025           4,026,849
     5,000,000   MIAMI DADE COUNTY FL IDR SERIES C (OTHER REVENUE)+/-ss                3.19          07/01/2032           5,000,000
     3,210,000   ORLANDO FL HOUSING AUTHORITY WEST OAKS APARTMENTS PROJECTS
                 PUTTABLE (HOUSING REVENUE, FNMA INSURED)ss                            5.05          08/01/2033           3,398,555
     4,800,000   PUTNAM COUNTY FL DEVELOPMENT AUTHORITY PCR SEMINOLE PROJECT
                 SERIES A (ELECTRIC, POWER & LIGHT REVENUE, AMBAC INSURED)+/-ss        5.35          03/15/2042           5,092,752
     3,965,000   SUNRISE FL CAP APPRECIATION SERIES B (TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.20          10/01/2016           3,029,538
                                                                                                                          32,146,110
                                                                                                                   ----------------
GEORGIA: 0.69%
       465,000   FORSYTH COUNTY GA HOSPITAL AUTHORITY ANTICIPATION
                 CERTIFICATES GEORGIA BAPTIST HEALTH CARE SYSTEM PROJECT (HCFR)        6.38          10/01/2028             581,845
       450,000   GEORGIA MUNICIPAL ELECTRIC AUTHORITY POWER REVENUE UNREFUNDED
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                   6.50          01/01/2017             524,633
         5,000   GEORGIA STATE SERIES B PREREFUNDED (OTHER REVENUE)                    6.25          03/01/2011               5,265
     3,230,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A
                 (NATURAL GAS REVENUE)                                                 5.50          09/15/2022           3,303,353
     1,590,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES B
                 (NATURAL GAS REVENUE)                                                 5.00          03/15/2016           1,661,153
                                                                                                                          6,076,249
                                                                                                                   ----------------
GUAM: 0.03%
       280,000   GUAM EDUCATION FINANCING FOUNDATION COP GUAM PUBLIC SCHOOL
                 FACILITIES PROJECT SERIES B (LEASE REVENUE, ACA INSURED)              4.50          10/01/2026             223,348
        60,000   GUAM HOUSING CORPORATION GUARANTEED MORTGAGE-BACKED
                 SECURITIES SERIES A (SFMR, FHLMC INSURED)                             5.75          09/01/2031              65,290
                                                                                                                            288,638
                                                                                                                   ----------------
HAWAII: 0.00%
          40,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION SERIES
                  A (SFMR, FNMA INSURED)                                               5.75           07/01/2030             40,510
                                                                                                                   ----------------
IDAHO: 2.02%
       6,300,000  BOISE-KUNA ID IRRIGATION DISTRICT ARROWROCK HYDROELECTRIC
                  PROJECT  (ELECTRIC, POWER & LIGHT REVENUE)                           7.38           06/01/2040          7,094,556
       1,700,000  IDAHO HOUSING & FINANCE ASSOCIATION IDAHO ARTS CHARTER SCHOOL
                  INCORPORATED SERIES A (OTHER REVENUE)                                6.50           12/01/2038          1,539,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
IDAHO (continued)
$      500,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                 SERIES A (OTHER REVENUE)                                              6.00%         06/01/2038    $        480,290
     2,500,000   IDAHO HOUSING & FINANCE ASSOCIATION NORTH STAR CHARTER SCHOOL
                 PROJECT SERIES A (OTHER REVENUE)                                      9.50          07/01/2039           2,850,275
     1,500,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (OTHER REVENUE)          6.13          07/01/2038           1,405,470
        65,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES C2 (SFMR)                  6.35          07/01/2015              65,092
       290,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES E CL I (SFMR)              3.60          07/01/2033             288,240
        95,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES H2 (SFMR, FHA
                 INSURED)                                                              6.15          01/01/2028              95,483
     4,000,000   UNIVERSITY OF IDAHO GENERAL SERIES 2011 (COLLEGE & UNIVERSITY
                 REVENUE)+/-ss                                                         5.25          04/01/2041           4,063,920
                                                                                                                         17,882,540
                                                                                                                   ----------------
ILLINOIS: 5.53%
     2,740,000   AURORA IL SERIES B (TAX ALLOCATION REVENUE)                           5.85          12/30/2013           2,750,659
     4,000,000   CHICAGO IL BOARD OF EDUCATION LEASE CERTIFICATES SERIES A
                 (LEASE REVENUE, NATL-RE INSURED)                                      6.00          01/01/2020           4,559,800
       190,000   DUPAGE COUNTY IL SPECIAL SERVICE AREA # 31MONARCH LANDING
                 PROJECT (SPECIAL TAX REVENUE)                                         5.40          03/01/2016             181,110
     2,390,000   EUREKA IL EUREKA COLLEGE PROJECT 1998 SERIES B (OTHER
                 REVENUE)+/-ss                                                         7.00          01/01/2019           2,401,305
       146,156   ILLINOIS DEVELOPMENT FINANCE AUTHORITY BALANCE COMMUNITY
                 REHABILITATION SERIES A (HCFR)####                                    7.88          07/01/2020             105,185
       305,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (HCFR, GO OF AUTHORITY)                                      5.35          07/01/2027             267,473
     1,620,000   ILLINOIS FINANCE AUTHORITY REVENUE IL MEDICAL DISTRICT
                 COMMISSION PROJECT A (HCFR, CIFG INSURED)                             4.13          09/01/2018           1,588,896
     1,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY GNMA COLLATERIZED
                 SERIES A (HOUSING REVENUE, GNMA INSURED)                              5.05          12/20/2020             899,930
     2,000,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MULTI HOUSING SERIES
                 A-1 (MFHR, GNMA INSURED)                                              5.75          12/20/2032           1,790,320
    10,000,000   KANE COUNTY IL COMMUNITY USD # 304 GENEVA SERIES A (PROPERTY
                 TAX REVENUE, AGM INSURED)                                             9.00          01/01/2023          14,575,000
     1,745,000   LAKE COUNTY IL COMMUNITY CONSOLIDATED SCHOOL DISTRICT # 24
                 MILLBURN CAPITAL APPRECIATION BONDS (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)##                                                    3.70          12/01/2015           1,418,214
     3,080,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)##                                                            4.20          12/01/2016           2,324,230
       675,000   LAKE COUNTY IL SCHOOL DISTRICT # 038 BIG HOLLOW CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, AMBAC INSURED)##                  4.90          02/01/2019             439,459
       715,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, AMBAC)##                          4.00          02/01/2016             566,116
       910,000   LAKE COUNTY IL TOWNSHIP HIGH SCHOOL DISTRICT # 126
                 ZION-BENTON CAPITAL APPRECIATION (PROPERTY TAX REVENUE,
                 NATL-RE FGIC INSURED)##                                               4.80          02/01/2020             572,272
       600,000   MCHENRY & KANE COUNTYS IL COMMUNITY CONSOLIDATED SCHOOL
                 DISTRICT # 158 HUNTLEY CAPITAL APPRECIATION (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)##                                      5.00          01/01/2019             388,812
       725,000   ROCKFORD IL FAUST LANDMARK APARTMENTS PROJECT SERIES A HUD
                 (MFHR, NATL-RE FHA INSURED)                                           6.75          01/01/2018             728,473
     1,025,000   SOUTHWESTERN IL DEVELOPMENT AUTHORITY LOCAL GOVERNMENT
                 PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)                      5.00          03/01/2025             795,656
     1,500,000   SOUTHWESTERN IL DEVELOPMENT FINANCE AUTHORITY LOCAL
                 GOVERNMENT PROGRAM COLLINSVILLE LIMITED (SALES TAX REVENUE)           5.35          03/01/2031           1,123,815
       605,000   TAZEWELL COUNTY IL SCHOOL DISTRICT # 51 (PROPERTY TAX
                 REVENUE, NATL-RE FGIC INSURED)                                        9.00          12/01/2023             879,900
     2,000,000   TOWN OF CICERO IL SERIES A (PROPERTY TAX REVENUE, XLCA
                 INSURED)                                                              5.25          01/01/2016           2,030,880
     8,370,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE (PROPERTY
                 TAX REVENUE, NATL-RE FGIC INSURED)##                                  5.40          11/01/2019           4,997,225
     3,680,000   WILL COUNTY IL COMMUNITY USD # 201 U CRETE-MONEE CAP
                 APPRECIATION (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)##           4.60          11/01/2016           2,721,691

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ILLINOIS (continued)
$    1,880,000   WILL COUNTY IL COMMUNITY USD #201 CRETE-MONEE CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, NATL-RE INSURED)##                 6.10%        11/01/2024    $        777,512
                                                                                                                         48,883,933
                                                                                                                   ----------------
INDIANA: 0.57%
     3,600,000   INDIANA BOND BANK SPECIAL PROGRAM BMA INDEX SERIES B2
                 (NATURAL GAS REVENUE)+/-ss                                             0.95         10/15/2022           3,114,000
       290,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT SERIES B (OTHER
                 REVENUE)                                                               6.00         01/10/2020             331,943
     2,000,000   VALPARAISO IN ECONOMIC DEVELOPMENT VALPARAISO FAMILY YMCA
                 (OTHER REVENUE)                                                        6.00         12/01/2036           1,588,880
                                                                                                                          5,034,823
                                                                                                                   ----------------
IOWA: 0.90%
       360,000   CORALVILLE IA COP SERIES D (LEASE REVENUE)                             5.25         06/01/2016             388,026
       125,000   IOWA FINANCE AUTHORITY CHILD SERVICES (HCFR)                           5.00         06/01/2010             125,046
       295,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                 INSURED)                                                               3.70         12/01/2010             292,687
     1,620,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                 INSURED)                                                               5.00         12/01/2017           1,466,748
       500,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                 INSURED)                                                               4.25         12/01/2019             402,410
     1,400,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                 INSURED)                                                               4.50         12/01/2031             938,280
     6,420,000   XENIA RURAL WATER DISTRICT IA WATER (WATER REVENUE, CIFG
                 INSURED)                                                               5.00         12/01/2041           4,318,991
                                                                                                                          7,932,188
                                                                                                                   ----------------
KANSAS: 1.23%
       220,000   KANSAS DEVELOPMENT FINANCE AUTHORITY HEALTH FACILITIES
                 HARTFORD SERIES B-1 (HCFR, ACA INSURED)                                6.13         04/01/2012             223,661
     1,165,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL/ALLOCATION REVENUE)                                        5.50         09/01/2026             691,206
       340,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                 SERIES A2 (SFMR, GNMA INSURED)+/-ss                                    6.70         06/01/2029             346,219
       515,000   SEDGWICK & SHAWNEE COUNTIES KS MORTGAGE-BACKED SECURITIES
                 SERIES A5 (SFMR, GNMA FNMA INSURED)                                    5.70         12/01/2036             527,983
     6,500,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT CAPITAL
                 APPRECIATION SALES TAX SUB LIEN (SALES TAX REVENUE)##                  8.70         06/01/2021           2,533,505
     4,050,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES
                 TAX SECOND LIEN AREA B (SALES TAX REVENUE)                             5.00         12/01/2020           4,101,516
     3,320,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT TRANSPORTATION
                 DEVELOPMENT DISTRICT LEGENDS VILLAGE WEST PROJECT (OTHER
                 REVENUE)                                                               4.88         10/01/2028           2,470,346
                                                                                                                         10,894,436
                                                                                                                   ----------------
KENTUCKY: 2.75%
     7,910,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE
                 PROJECT SERIES A (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss            0.70         11/01/2027           6,695,815
    15,825,000   KENTUCKY ASSET LIABILITY COMMISSION GENERAL FUND REVENUE
                 PROJECT SERIES B (OTHER REVENUE, NATL-RE FGIC INSURED)+/-ss            0.72         11/01/2025          12,739,125
     4,580,000   KENTUCKY EDFA UNREFUNDED BALANCE NORTON SERIES C (HCFR,
                 NATL-RE INSURED)+/-ss                                                  5.95         10/01/2017           4,830,526
                                                                                                                         24,265,466
                                                                                                                   ----------------
LOUISIANA: 2.23%
     2,900,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                           5.00         07/01/2032           2,588,569
       700,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                 (HEFAR, CIFG INSURED)                                                  5.00         07/01/2030             598,045
       255,000   LOUISIANA PFA BLACK & GOLD FACILITIES PROJECT SERIES A
                 (HOUSING REVENUE, CIFG INSURED)                                        4.50         07/01/2038             186,285

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
LOUISIANA (continued)
$      925,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (OTHER REVENUE, AMBAC INSURED)                                5.00%        06/01/2019    $        937,525
       675,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (OTHER REVENUE, AMBAC INSURED)                                5.00         06/01/2020             678,618
     2,500,000   LOUISIANA STATE TOBACCO SETTLEMENT FINANCING CORPORATION
                 SERIES 2001B (TOBACCO SETTLEMENT FUNDED)                               5.50         05/15/2030           2,500,725
     1,700,000   NEW ORLEANS LA (PROPERTY TAX REVENUE, FGIC INSURED)                    5.50         12/01/2021           1,771,655
     5,950,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                 CONSOLIDATED RENTAL CAR SERIES A (AIRPORT REVENUE)                     6.50         01/01/2040           6,141,352
     1,200,000   NEW ORLEANS LA AVIATION BOARD RESTRUCTURING SERIES A-1
                 (AIRPORT REVENUE, ASSURED GUARANTY)                                    6.00         01/01/2023           1,351,092
       770,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)         5.75         06/01/2018             803,765
       320,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)         6.00         06/01/2019             340,563
     1,000,000   NEW ORLEANS LA SEWER SERVICE (SEWER REVENUE, ASSURED GUARANTY)         6.00         06/01/2024           1,050,960
       725,000   ORLEANS PARISH LA PARISHWIDE SCHOOL DISTRICT SERIES A
                 (PROPERTY TAX REVENUE, NATL-RE INSURED)                                5.13         09/01/2014             725,740
                                                                                                                         19,674,894
                                                                                                                   ----------------
MAINE: 0.90%
     7,575,000   MAINE EDUCATIONAL AUTHORITY STUDENT LOAN REVENUE CLASS A
                 SERIES A-3 (STUDENT LOAN REVENUE, ASSURED GUARANTY)                    5.88         12/01/2039           7,949,054
                                                                                                                   ----------------
MASSACHUSETTS: 1.40%
     1,200,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS
                 INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                         8.00         04/15/2031           1,337,268
     3,950,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY REVENUE SABIS
                 INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                         8.00         04/15/2039           4,380,076
     1,825,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                 MIX # 4 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                 0.32         07/01/2017           1,640,219
       800,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                 INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)           5.50         01/01/2013             774,216
     1,200,000   MASSACHUSETTS STATE SERIES C (OTHER REVENUE, AGM INSURED)+/-ss         1.50         11/01/2020           1,019,352
     3,870,000   MASSACHUSETTS STATE WATER POLLUTION ABATEMENT POOL PROGRAM
                 (WATER REVENUE)+/-ss##                                                 1.40         08/01/2022           3,238,416
                                                                                                                         12,389,547
                                                                                                                   ----------------
MICHIGAN: 5.49%
     1,400,000   CESAR CHAVEZ ACADEMY MI INCORPORATED COP (LEASE REVENUE)               8.00         02/01/2033           1,454,054
     1,955,000   DETROIT MI (PROPERTY TAX REVENUE, NATL-RE INSURED)                     4.00         04/01/2011           1,939,340
     5,855,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                 (PROPERTY TAX REVENUE)                                                 5.00         04/01/2015           5,576,185
     3,190,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE,
                 NATL-RE INSURED)                                                       5.00         09/30/2013           3,338,845
     1,000,000   DETROIT MI DISTRICT STREET AID (PROPERTY TAX REVENUE)                  5.00         11/01/2030             987,300
     6,000,000   DETROIT MI DISTRICT STREET AID (PROPERTY TAX REVENUE)                  5.25         11/01/2035           5,924,820
     1,355,000   DETROIT MI SEWAGE DISPOSAL REVENUE REFUNDING SENIOR LIEN
                 SERIES C (SEWER REVENUE, NATL-RE FGIC INSURED)                         5.25         07/01/2016           1,443,129
     2,710,000   JACKSON MI CAPITAL APPRECIATION DOWNTOWN DEVELOPMENT
                 (PROPERTY TAX REVENUE, AGM INSURED)##                                  6.40         06/01/2026             984,353
       150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                   4.80         11/01/2015             150,144
       450,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                   5.00         05/01/2017             430,718
       150,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                   4.00         11/01/2021             126,827
       290,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)           5.00         12/01/2015             293,590
     2,770,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)           4.25         12/01/2016           2,640,890

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MICHIGAN (continued)
$    2,200,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)           5.00%        12/01/2017    $      2,105,642
     1,185,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES B-GROUP A (OTHER REVENUE, AMBAC INSURED)           5.25         12/01/2023           1,104,065
     1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                   3.63         05/01/2016             933,540
       450,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                   3.75         05/01/2017             413,240
       100,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                   4.00         05/01/2019              89,703
       100,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                 4.60         05/01/2016              75,606
        75,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                 5.50         05/01/2019              45,857
        50,000   MICHIGAN MUNICIPAL BOND AUTHORITY REVENUE LOCAL GOVERNMENT
                 LOAN PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                 5.60         05/01/2020              28,545
     7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                 (OTHER REVENUE)                                                        9.50         08/20/2010           6,989,290
     2,445,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION BRADFORD (EDUCATIONAL FACILITIES REVENUE)++                 6.50         09/01/2037           2,307,982
     1,257,500   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION CRESCENT (PRIVATE SCHOOL REVENUE)                           7.00         10/01/2036           1,121,225
     1,120,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION NATAKI TALIBAH (PRIVATE SCHOOL REVENUE)                     6.25         10/01/2023             959,974
     1,250,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY REVENUE
                 LIMITED OBLIGATION BRADFORD ACADEMY PROJECT (OTHER REVENUE)            8.75         09/01/2039           1,387,925
     2,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES C (HCFR)+/-ss         6.00         12/01/2034           2,887,850
       500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY TRINITY HEALTH
                 SERIES A (HCFR)                                                        5.00         12/01/2014             551,475
       825,000   MICHIGAN STATE STRATEGIC FUND LIMITED ADJUSTED REFUNDING DOW
                 CHEMICAL PROJECT SERIES J-A-2 (IDR)+/-ss                               5.50         12/01/2028             876,810
        40,000   MICHIGAN STATE STRATEGIC FUND SERIES A (HOUSING REVENUE,
                 GUARANTEE AGREEMENT)                                                   5.25         10/15/2021              43,273
     1,390,000   STAR INTERNATIONAL ACADEMY MI COP FULL TERM (LEASE REVENUE)            6.13         03/01/2037           1,276,326
                                                                                                                         48,488,523
                                                                                                                   ----------------
MINNESOTA: 0.46%
       500,000   AUSTIN MN HOUSING & RDA COURTYARD RESIDENCE PROJECT SERIES A
                 (HOUSING REVENUE)                                                      7.25         01/01/2032             500,250
       750,000   BAYTOWN TOWNSHIP MN ST. CROIX PREPARATORY ACADEMY SERIES A
                 (LEASE REVENUE)                                                        7.00         08/01/2038             711,983
       550,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss                8.50         09/01/2019             634,530
       900,000   FALCON HEIGHT MN KALEIDOSCOPE CHARTER SCHOOL SERIES A (LEASE
                 REVENUE)                                                               6.00         11/01/2037             738,198
     1,500,000   WOODBURY MN MATH SCIENCE ACADEMY PROJECT SERIES A (OTHER
                 REVENUE)                                                               7.50         12/01/2031           1,505,010
                                                                                                                          4,089,971
                                                                                                                   ----------------
MISSISSIPPI: 0.04%
       500,000   GULFPORT-BILOXI REGIONAL AIRPORT AUTHORITY MS PASSENGER
                 FACILITIES SERIES A (AIRPORT REVENUE, ACA INSURED)                     5.00         10/01/2022             395,590
                                                                                                                   ----------------
MISSOURI: 3.22%
     2,000,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                 (SALES TAX REVENUE, CIFG INSURED)                                      4.00         04/15/2026           1,803,680
       455,000   DESLOGE MO US HIGHWAY 67 STATE STREET REDEVELOPMENT PROJECT
                 (TAX INCREMENTAL REVENUE)                                              5.20         04/15/2020             401,669
       475,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENT
                 REVENUE)                                                               4.50         04/01/2021             445,327

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MISSOURI (continued)
$    4,300,000   INDEPENDENCE MO THIRTY-NINTH STREET TRANSPORTATION DISTRICT
                 IMPROVEMENT DEVELOPMENT ROAD IMPROVEMENT PROJECT (SALES TAX
                 REVENUE)                                                               6.88%        09/01/2032    $      4,140,685
     7,615,000   KANSAS CITY MO SPECIAL OBLIGATION SERIES E (OTHER REVENUE)##           5.00         02/01/2019           4,927,895
     3,030,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD
                 REVENUE)                                                               5.25         12/01/2014           2,762,027
     1,500,000   MANCHESTER MO HIGHWAY 141 MANCHESTER ROAD PROJECT (TAX
                 INCREMENT REVENUE)                                                     6.00         11/01/2025           1,479,030
       460,000   OZARK MO COP COMMUNITY CENTER PROJECT (LEASE REVENUE)                  5.00         09/01/2026             434,369
     1,500,000   SIKESTON MO (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)         6.00         06/01/2016           1,587,435
     2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES
                 A-1 (AIRPORT REVENUE)                                                  6.25         07/01/2029           2,095,600
     2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES
                 A-1 (AIRPORT REVENUE)                                                  6.63         07/01/2034           2,112,220
     2,555,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES B
                 (AIRPORT REVENUE, NATL-RE FGIC INSURED)                                6.00         07/01/2013           2,802,580
     5,000,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION CENTRE
                 SERIES A (LEASE REVENUE, AGM INSURED)##                                6.10         07/15/2032           1,313,000
     6,750,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION CENTRE
                 SERIES A (LEASE REVENUE, AGM INSURED)##                                6.10         07/15/2034           1,557,360
     3,000,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION CENTRE
                 SERIES A (LEASE REVENUE, AGM INSURED)##                                6.20         07/15/2037             566,880
                                                                                                                         28,429,757
                                                                                                                   ----------------
NEVADA: 0.86%
     3,000,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D
                 (IDR, ACA INSURED)                                                     5.30         10/01/2011           2,998,710
       300,000   DIRECTOR OF THE STATE OF NEVADA DEPARTMENT OF BUSINESS &
                 INDUSTRY SOLID WASTE DISPOSAL REPUBLIC SERVICES INCORPORATE
                 PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                               5.63         12/01/2026             311,103
     2,500,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                 BANK NA LOC)                                                           5.00         06/01/2024           2,457,500
     1,900,000   RENO-SPARKS NV INDIAN COLONY GOVERNMENTAL (OTHER REVENUE, US
                 BANK NA LOC)                                                           5.13         06/01/2027           1,841,860
                                                                                                                          7,609,173
                                                                                                                   ----------------
NEW HAMPSHIRE: 0.12%
     2,375,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                 APPRECIATION SERIES B (OTHER REVENUE, ACA INSURED)##                   8.70         01/01/2021             951,758
       250,000   MANCHESTER NH HOUSING & REDEVELOPMENT AUTHORITY CAPITAL
                 APPRECIATION SERIES B (OTHER REVENUE, ACA INSURED)##                   8.90         01/01/2025              69,403
                                                                                                                          1,021,161
                                                                                                                   ----------------
NEW JERSEY: 1.95%
     4,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 1A (STUDENT LOAN REVENUE)                                              4.75         12/01/2029           4,018,960
    10,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (COLLEGE & UNIVERSITY REVENUE)                                       5.00         06/01/2027          10,198,100
     2,900,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (COLLEGE & UNIVERSITY REVENUE)                                       5.63         06/01/2030           3,029,601
                                                                                                                         17,246,661
                                                                                                                   ----------------
NEW MEXICO: 0.12%
     1,060,000   OTERO COUNTY NM JAIL PROJECT (OTHER REVENUE)                           5.50         04/01/2013           1,040,199
                                                                                                                   ----------------
NEW YORK: 3.39%
     2,555,000   GENESEE COUNTY NY IDA UNITED MEMORIAL MEDICAL CENTER PROJECT
                 (HCFR)                                                                 4.75         12/01/2014           2,536,911

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEW YORK (continued)
$       70,000   NASSAU COUNTY NY IDA SPECIAL NEEDS POOLED B-1 (IDR)                    6.88%        07/01/2010    $         71,157
     2,370,000   NEW YORK CITY NY IDA AMERICAN AIRLINES JFK INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE)                                              7.13         08/01/2011           2,388,486
       335,000   NEW YORK CITY NY IDA SPECIAL NEEDS POOLED SERIES A-1 (IDR)             6.88         07/01/2010             335,710
     6,375,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH SERIES
                 B (HCFR)+/-ss                                                          0.90         05/01/2018           5,837,906
     4,300,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES REVENUE
                 BROOKLYN UNION GAS COMPANY SERIES B (UTILITIES REVENUE)+/-ss          12.43         07/01/2026           4,312,728
     2,600,000   NEW YORK STATE ENERGY R&D AUTHORITY GAS FACILITIES REVENUE
                 LINKED SAVERS & RIBS BROOKLYN (UTILITIES REVENUE)                      6.95         07/01/2026           2,603,848
     4,000,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION COP (OTHER
                 REVENUE)                                                               5.88         02/01/2013           4,001,880
     2,500,000   NIAGARA COUNTY NY IDAG SOLID WASTE DISPOSAL SERIES C
                 (RESOURCE RECOVERY REVENUE)+/-ss                                       5.63         11/15/2024           2,571,825
     4,000,000   SENECA COUNTY NY IDAG SOLID WASTE DISPOSAL SENECA MEADOWS
                 PROJECT (IDR)+/-ss++                                                   6.63         10/01/2035           4,003,440
     1,200,000   YONKERS NY IDAG SARAH LAWRENCE COLLEGE PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE)                                         5.75         06/01/2024           1,246,656
                                                                                                                         29,910,547
                                                                                                                   ----------------
NORTH DAKOTA: 0.04%
       340,000   THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION ND
                 (RECREATIONAL REVENUE)                                                 6.30         11/15/2010             336,801
                                                                                                                   ----------------
OHIO: 1.34%
     1,500,000   AKRON OH SEWER SYSTEM (SEWER REVENUE, AMBAC INSURED)                   5.00         12/01/2016           1,583,520
       250,000   JOHNSTOWN OH WATERWORKS SYSTEM MORTGAGE (SEWER REVENUE)                6.00         12/01/2017             250,298
     4,200,000   OHIO ENTERPRISE BOND TOLEDO SERIES 2A (ECONOMIC DEVELOPMENT
                 REVENUE)                                                               5.50         12/01/2019           4,159,344
     4,020,000   OHIO MUNICIPAL ELECTRIC GENERATION AGENCY REFUNDING JOINT
                 VENTURE 5 CERTIFICATES OF BENEFICIAL INTEREST (ELECTRIC,
                 POWER & LIGHT REVENUE, AMBAC INSURED)                                  5.00         02/15/2018           4,147,997
     1,900,000   RIVERSOUTH OH AUTHORITY LAZARUS BUILDING REDEVELOPMENT SERIES
                 A (LEASE REVENUE)                                                      5.75         12/01/2027           1,740,210
                                                                                                                         11,881,369
                                                                                                                   ----------------
OKLAHOMA: 1.77%
     2,780,062   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                 (EDUCATIONAL FACILITIES REVENUE)                                       6.25         08/15/2014           2,939,387
     1,110,000   MCALESTER OK PUBLIC WORKS AUTHORITY SERIES A (WATER REVENUE,
                 FSA INSURED)                                                           5.75         02/01/2020           1,123,353
     5,000,000   MCGEE CREEK AUTHORITY OK WATER REVENUE (WATER REVENUE,
                 NATL-RE INSURED)                                                       6.00         01/01/2023           5,365,050
     4,850,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES SERIES B
                 (HCFR, NATL-RE INSURED)+/-ss(a)(m)(n)                                  0.79         06/01/2019           4,534,750
     1,150,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC SERVICE
                 COMPANY OKLAHOMA PROJECT (IDR)                                         5.25         06/01/2014           1,246,830
       375,000   OKMULGEE OK MUNICIPAL AUTHORITY SERIES A (SALES TAX REVENUE)           5.00         12/01/2024             399,191
                                                                                                                         15,608,561
                                                                                                                   ----------------
OREGON: 0.49%
     1,370,000   OREGON STATE HEALTH HOUSING ECFA ASPEN FOUNDATION II SERIES A
                 (HOUSING REVENUE)####(i)                                               4.04         04/15/2029             734,909
       570,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES N
                 (SFMR)                                                                 3.90         07/01/2029             574,868
     3,000,000   WARM SPRINGS RESERVATION OR CONFEDERATED TRIBES PELTON ROUND
                 BUTTE TRIBAL SERIES B                                                  6.38         11/01/2033           3,019,230
                                                                                                                          4,329,007
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA: 10.91%
$    1,410,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                 AIRPORT MBIA (AIRPORT REVENUE, NATL-RE FGIC INSURED)+/-ss              5.00%        01/01/2016    $      1,452,469
     4,670,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURG INTERNATIONAL
                 AIRPORT SERIES A (AIRPORT REVENUE, AGM INSURED)                        5.00         01/01/2015           4,992,837
     1,100,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE FGIC INSURED)          6.00         01/01/2014           1,113,123
     4,585,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE FGIC INSURED)          6.13         01/01/2016           4,636,811
     9,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTER SERIES A-1 (HCFR)+/-ss                    0.89         02/01/2021           8,167,500
     1,500,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST
                 PENNSYLVANIA SERIES A (HCFR)                                           5.00         11/15/2011           1,498,995
     2,235,000   ALLEGHENY COUNTY PA IDA PROPEL SCHOOLS HOMESTEAD PROJECT
                 SERIES A (OTHER REVENUE)                                               7.50         12/15/2029           2,235,492
    14,675,000   ALLEGHENY COUNTY PA SERIES C-59B (PROPERTY TAX REVENUE, AGM
                 INSURED)+/-ss                                                          0.72         11/01/2026          12,029,831
       200,000   CAMBRIA COUNTY PA (PROPERTY TAX REVENUE, FGIC INSURED)                 5.50         08/15/2016             200,132
     1,520,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                              5.63         10/01/2015           1,449,198
     1,610,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                 (RESOURCE RECOVERY REVENUE)                                            6.10         07/01/2013           1,611,691
    12,500,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                 GOVERNMENT PUBLIC IMPROVEMENTS PROJECT (OTHER REVENUE)                 5.75         07/01/2032          14,148,875
     1,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                 GOVERNMENT SERIES A (OTHER REVENUE, AMBAC INSURED)                     5.50         08/01/2028           1,472,926
     2,070,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY LOCAL
                 GOVERNMENT SERIES C (OTHER REVENUE, AMBAC INSURED)                     7.75         07/01/2027           2,768,894
     5,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES C
                 (OTHER REVENUE)+/-ss                                                   0.82         06/01/2027           3,664,350
     4,625,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                 SERIES D-2 (HCFR, NATL-RE INSURED)+/-ss                                5.00         12/01/2033           4,664,729
       885,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA INSURED)         7.00         11/01/2018           1,034,043
       135,000   LUZERNE COUNTY PA SERIES E (PROPERTY TAX REVENUE, FSA INSURED)         8.00         11/01/2027             159,663
     1,500,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY
                 SERIES A-1 (HCFR)                                                      5.00         11/15/2013           1,591,335
     1,570,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY
                 SERIES A-1 (HCFR)                                                      5.00         11/15/2014           1,657,826
     1,120,000   MONTGOMERY COUNTY PA IDA ACTS RETIREMENT LIFE COMMUNITY
                 SERIES A-1 (HCFR)                                                      5.25         11/15/2015           1,183,918
     1,000,000   PENN HILLS MUNICIPALITY PA COMPOUND INTEREST BONDS SERIES B
                 (PROPERTY TAX REVENUE, AMBAC INSURED)##                                4.50         12/01/2017             707,370
     5,750,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                                5.00         12/01/2015           5,567,725
     1,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL
                 & COMMERCIAL CORRIDORS SERIES PG A (OTHER REVENUE, NATL-RE
                 FGIC INSURED)                                                          5.00         12/01/2015           1,715,350
       680,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CULTURAL
                 & COMMERCIAL CORRIDORS SERIES PG A (OTHER REVENUE, NATL-RE
                 FGIC INSURED)                                                          5.00         12/01/2016             705,779
     1,250,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT FIRST
                 PHILADELPHIA CHARTER SERIES A (OTHER REVENUE)                          5.85         08/15/2037           1,115,988
     1,410,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT MAST
                 CHARTER SCHOOL (OTHER REVENUE)                                         6.00         08/01/2035           1,410,931
     6,140,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                 PHILADELPHIA AIRPORT SYSTEM PROJECT SERIES A (AIRPORT
                 REVENUE, NATL-RE FGIC INSURED)                                         5.30         07/01/2018           6,147,245
     3,340,000   PHILADELPHIA PA GAS WORKS REVENUE REFUNDING 8TH-1998 GENERAL
                 ORDINANCE SERIES A (UTILITIES REVENUE)                                 5.25         08/01/2017           3,473,199
     1,530,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                    4.70         04/01/2015           1,614,119
     2,155,000   SCRANTON PA SCHOOL DISTRICT PREREFUNDED (PROPERTY TAX, AMBAC
                 INSURED)                                                               5.00         04/01/2017           2,162,650
                                                                                                                         96,354,994
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PUERTO RICO: 0.87%
$    4,235,000   PUERTO RICO ELECTRIC POWER AUTHORITY REFUNDING LIBOR SERIES
                 UU (UTILITIES REVENUE)+/-ss                                            0.86%        07/01/2031    $      2,995,204
     1,000,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION (HOUSING
                 REVENUE)                                                               5.13         12/01/2027             989,050
     2,030,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
                 (SALES TAX REVENUE)                                                    6.38         08/01/2039           2,260,019
     1,425,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         06/01/2016           1,465,228
                                                                                                                          7,709,501
                                                                                                                   ----------------
RHODE ISLAND: 0.37%
     3,295,000   RHODE ISLAND CLEAN WATER FINANCE AGENCY CRANSTON WASTWATER
                 TREATMENT SYSTEM (LEASE REVENUE, NATL-RE INSURED)                      5.80         09/01/2022           3,274,110
                                                                                                                   ----------------
SOUTH CAROLINA: 3.91%
     1,050,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                 OBLIGATION (LEASE REVENUE, STATE AID WITHHOLDING)                      7.00         12/01/2013           1,085,028
     1,780,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                 OBLIGATION (LEASE REVENUE, STATE AID WITHHOLDING)                      8.50         12/01/2018           1,845,166
     5,000,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                 16.00         01/01/2027             402,500
       400,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                 15.60         01/01/2028              29,200
    10,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                 13.70         01/01/2032             605,475
     7,800,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                 13.00         01/01/2034             409,500
     4,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                 12.10         01/01/2038             172,695
     2,075,000   FORT MILL SC FORT MILL SCHOOL FACILITIES CORPORATION (LEASE
                 REVENUE)                                                               5.25         12/01/2019           2,183,543
       250,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER
                 REVENUE (LEASE REVENUE, CIFG INSURED)                                  5.00         12/01/2018             265,375
     1,340,000   KERSHAW COUNTY SC PUBLIC SCHOOLS FOUNDATION INSTALLMENT POWER
                 REVENUE (LEASE REVENUE, CIFG INSURED)                                  5.00         12/01/2020           1,396,387
     2,870,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                 DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                         5.00         12/01/2021           2,975,099
     1,405,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                 DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                         5.00         12/01/2022           1,449,159
     6,950,000   KERSHAW COUNTY SC PUBLIC SCHOOLS KERSHAW COUNTY SCHOOL
                 DISTRICT PROJECT (LEASE REVENUE, CIFG INSURED)                         5.00         12/01/2023           7,140,152
       450,000   LAURENS COUNTY SC SCHOOL DISTRICT # 055 (LEASE REVENUE)                5.25         12/01/2030             419,355
     2,890,000   LEE COUNTY SC SCHOOL FACILITIES INCORPORATED SERIES 2006
                 (LEASE REVENUE, RADIAN INSURED)                                        6.00         12/01/2031           2,893,237
     1,000,000   LEXINGTON COUNTY SC HEALTH SERVICES DISTRICT INCORPORATED
                 (LEASE REVENUE)                                                        5.00         11/01/2016           1,078,100
       760,000   NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT (LEASE
                 REVENUE)                                                               5.25         12/01/2017             791,654
        90,000   RICHLAND-LEXINGTON SC AIRPORT REFUNDING COLUMBIA METROPOLITAN
                 AIRPORT (AIRPORT REVENUE, AGM INSURED)                                 5.00         01/01/2017              92,209
       640,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR CALHOUN SCHOOL
                 DISTRICT SC SCHOOL PROJECT (LEASE REVENUE, RADIAN INSURED)             5.00         12/01/2012             665,536
       150,000   SCAGO EDUCATIONAL FACILITIES CORPORATION FOR COLLETON SCHOOL
                 DISTRICT SC SCHOOL PROJECT (LEASE REVENUE, ASSURED GUARANTY)           5.00         12/01/2015             168,480
     7,500,000   SOUTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY STUDENT
                 LOAN SERIES I (STUDENT LOAN REVENUE)                                   5.00         10/01/2024           7,511,250
     1,610,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                 LANDFILL GAS PROJECT (RESOURCE RECOVERY REVENUE)##                     6.30         10/01/2030             453,231
     1,835,000   THREE RIVERS SC SOLID WASTE AUTHORITY CAPITAL APPRECIATION
                 LANDFILL GAS PROJECT (RESOURCE RECOVERY REVENUE)##                     6.20         10/01/2031             493,762
                                                                                                                         34,526,093
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
SOUTH DAKOTA: 1.13%
$    2,000,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)             5.50%        05/01/2019    $      1,651,040
     1,440,000   LOWER BRULE SIOUX TRIBE SD SERIES B (PROPERTY TAX REVENUE)             5.60         05/01/2020           1,169,597
       315,000   SISSETON-WAHPETON SIOUX TRIBE LAKE TRAVERSE RESERVATION SD(i)          7.00         11/01/2013             288,612
     1,290,000   SISSETON-WAHPETON SIOUX TRIBE LAKE TRAVERSE RESERVATION SD(i)          7.00         11/01/2023             980,207
       275,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                 PROJECT SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)               4.75         04/01/2010             275,000
       285,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                 PROJECT SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)               5.00         04/01/2011             295,172
       300,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                 PROJECT SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)               5.25         04/01/2012             317,976
       320,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM ANGUS INCORPORATED
                 PROJECT SERIES A (ELECTRIC REVENUE, LASALLE BANK NA LOC)               5.25         04/01/2013             342,154
       370,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG PROJECT SERIES
                 B (IDR)                                                                5.00         04/01/2014             394,291
       595,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MIDSTATES PRINT SERIES
                 A (IDR)                                                                5.50         04/01/2018             607,174
     3,560,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM SPEARFISH FOREST SERIES
                 A (OTHER REVENUE)                                                      5.88         04/01/2028           3,623,795
                                                                                                                          9,945,018
                                                                                                                   ----------------
TENNESSEE: 2.07%
     2,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                 GAS REVENUE)                                                           5.00         12/15/2015           2,119,860
       500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2015             527,380
     2,990,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2016           3,097,700
     1,935,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.25         09/01/2017           2,023,101
     2,900,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.25         09/01/2019           2,964,728
     2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2021           1,983,200
     2,000,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2022           1,972,300
     3,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2018           3,554,390
                                                                                                                         18,242,659
                                                                                                                   ----------------
TEXAS: 9.55%
    11,500,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                 (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00         08/15/2034          11,507,245
     1,005,000   AUSTIN TX CONVENTION ENTERPRISES INCORPORATED CONVENTION
                 CENTER SECOND TIER SERIES B (IDR)++                                    6.00         01/01/2011           1,006,568
     9,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT BRAZORIA COUNTY
                 DOW CHEMICAL COMPANY PROJECT SERIES A-4 (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                          5.95         05/15/2033           8,827,650
     3,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                 APPRECIATION (TOLL ROADS REVENUE)##                                    7.40         01/01/2026             952,290
     3,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                 APPRECIATION (TOLL ROADS REVENUE)##                                    7.50         01/01/2027             874,020
     1,250,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                 APPRECIATION (TOLL ROADS REVENUE)##                                    7.70         01/01/2035             194,500
     1,000,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY CAPITAL
                 APPRECIATION (TOLL ROADS REVENUE)##                                    7.80         01/01/2040             104,730
       400,000   CENTRAL TEXAS REGIONAL MOBILITY AUTHORITY SENIOR LIEN (TOLL
                 ROADS REVENUE, NATL-RE FGIC INSURED)+/-ss(0)(0)                        3.70         01/01/2016             322,824

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TEXAS (continued)
$      150,000   CLIFTON TX HIGHER EDUCATION FINANCE CORPORATION TEJANO CENTER
                 COMMUNITY RAUL SERIES A (OTHER REVENUE)                                7.75%        02/15/2018    $        169,781
     1,200,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.25         10/01/2016           1,219,800
       825,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50         10/01/2016             892,766
       755,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.25         10/01/2017             752,229
     1,400,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.50         10/01/2019           1,379,672
     1,750,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)          5.75         10/01/2025           1,788,973
       500,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, NATL-RE
                 INSURED)                                                               6.00         06/01/2013             552,670
     1,400,000   HOUSTON TX WATER CONVEYANCE COP SERIES H (LEASE REVENUE,
                 AMBAC INSURED)                                                         7.50         12/15/2015           1,671,348
     7,850,000   HOUSTON TX AIRPORT SYSTEM SERIES C (AIRPORT REVENUE, XLCA
                 INSURED)+/-ss(a)(m)(n)                                                 0.49         07/01/2032           6,986,500
       750,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                 (OTHER REVENUE)                                                        6.25         02/15/2017             748,275
     2,450,000   LEWISVILLE TX COMBINATION CONTRACT (SPECIAL ASSESSMENT
                 REVENUE)                                                               6.75         10/01/2032           2,450,000
     5,100,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER SERIES E-3 (OTHER
                 REVENUE)+/-ss                                                          5.75         01/01/2038           5,715,213
     4,045,000   SABINE RIVER TX AUTHORITY PCR SOUTHWESTERN ELECTRIC COMPANY
                 (IDR, NATL-RE INSURED)                                                 4.95         03/01/2018           4,061,140
     2,600,000   SABINE RIVER TX AUTHORITY PCR TXU ELECTRIC COMPANY PROJECT
                 SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                              5.75         05/01/2030           2,502,500
       492,119   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED
                 SECURITIES PG SERIES B (HOUSING REVENUE, GNMA FNMA INSURED)            6.30         10/01/2035             523,802
       849,579   SOUTHEAST TEXAS HOUSING FINANCE CORPORATION MORTGAGE-BACKED
                 SECURITIES SERIES B (HOUSING REVENUE, GNMA FNMA INSURED)               6.00         02/01/2036             897,317
     3,610,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES D (NATURAL GAS REVENUE)                                    5.63         12/15/2017           3,872,447
     1,250,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SUB
                 LIEN SERIES C (NATURAL GAS REVENUE)+/-ss                               1.62         12/15/2026             965,313
    13,500,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                  0.76         09/15/2017          13,020,750
     3,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                  0.87         09/15/2017           2,880,000
     3,500,000   TEXAS MUNICIPAL GAS ACQUISITION & VARIOUS SENIOR LIEN SERIES
                 B (UTILITY REVENUE)+/-ss                                               0.87         12/15/2026           2,720,375
       965,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                 EDUCATION SERIES A (OTHER REVENUE)                                     5.75         12/01/2027             914,724
       880,000   TEXAS STATE PFA CHARTER SCHOOL FINANCE CORPORATION UPLIFT
                 EDUCATION SERIES A (OTHER REVENUE)                                     5.88         12/01/2036             819,060
     2,260,000   TEXAS STATE PFA COSMOS FOUNDATION SERIES A (OTHER REVENUE)             5.00         02/15/2018           2,070,454
       992,243   TRAVIS COUNTY TX HOUSING FINANCE CORPORATION SERIES A (SFMR,
                 GNMA INSURED)+/-ss                                                     6.35         10/01/2034             997,234
                                                                                                                         84,362,170
                                                                                                                   ----------------
UTAH: 0.47%
     1,715,000   SPANISH FORK CITY UT CHARTER SCHOOL AMERICAN LEADERSHIP
                 ACADEMY (OTHER REVENUE)++                                              5.55         11/15/2021           1,543,243
       950,000   UTAH COUNTY UT CHARTER SCHOOL RONALD WILSON REAGAN SERIES A
                 (PRIVATE SCHOOL REVENUE)                                               5.75         02/15/2022             847,476
     2,000,000   WEST VALLEY CITY UT CHARTER SCHOOL MONTICELLO ACADEMY
                 (PRIVATE SCHOOL REVENUE)++                                             6.38         06/01/2037           1,741,360
                                                                                                                          4,132,079
                                                                                                                   ----------------
VIRGIN ISLANDS: 0.91%
       750,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER
                 REVENUE)                                                               6.75         10/01/2037             812,768
       435,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTE SERIES
                 A (SEWER REVENUE)                                                      5.25         10/01/2018             447,711
       300,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTE SERIES
                 A (SEWER REVENUE)                                                      5.25         10/01/2019             306,159

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
VIRGIN ISLANDS (continued)
$    1,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00%        10/01/2017    $      1,037,200
     5,500,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00         10/01/2022           5,441,095
                                                                                                                          8,044,933
                                                                                                                   ----------------
VIRGINIA: 0.71%
     1,090,000   BRISTOL VA UTILITY SYSTEMS (UTILITIES REVENUE, NATL-RE INSURED)        5.25         07/15/2016           1,122,351
     1,855,000   MARQUIS CDA VA (SPECIAL ASSESSMENT REVENUE)                            5.63         09/01/2018           1,444,637
     2,794,000   REYNOLDS CROSSING CDA VA REYNOLDS CROSSING PROJECT (SPECIAL
                 ASSESSMENT REVENUE)                                                    5.10         03/01/2021           2,620,968
     1,150,000   WATKINS CENTRE CDA VA (SPECIAL ASSESSMENT REVENUE)                     5.40         03/01/2020           1,098,101
                                                                                                                          6,286,057
                                                                                                                   ----------------
WASHINGTON: 1.55%
     2,250,000   PORT OF SUNNYSIDE WA (AIRPORT REVENUE)                                 6.63         12/01/2021           2,357,550
       605,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER
                 REVENUE, ACA INSURED)                                                  5.80         12/01/2015             527,838
       440,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                 SETTLEMENT FUNDED REVENUE)                                             5.50         06/01/2012             460,513
    10,165,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                 SETTLEMENT FUNDED REVENUE)                                             6.50         06/01/2026          10,308,530
                                                                                                                         13,654,431
                                                                                                                   ----------------
WEST VIRGINIA: 0.02%
       215,000   OHIO COUNTY WV FORT HENRY CENTER FINANCING DISTRICT SERIES A
                 (TAX INCREMENTAL REVENUE)                                              5.00         06/01/2015             207,213
                                                                                                                   ----------------
WISCONSIN: 2.59%
       550,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                 (OTHER REVENUE)                                                        5.13         08/01/2015             525,729
     1,500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                 (OTHER REVENUE)                                                        5.63         08/01/2025           1,305,240
     1,700,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES A
                 (OTHER REVENUE)                                                        5.75         08/01/2035           1,405,985
     1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED
                 (HCFR)                                                                 5.88         02/15/2039           1,509,660
     2,800,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                 (HOUSING REVENUE)+/-ss                                                 5.00         12/01/2027           2,866,108
     1,000,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED A (HCFR)          5.25         04/15/2024             991,160
     6,300,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED B
                 (HCFR)+/-ss                                                            5.13         08/15/2027           6,657,903
     1,000,000   WISCONSIN STATE HEFA CHILDREN'S HOSPITAL WISCONSIN B (HCFR)            5.38         08/15/2024           1,044,730
     7,000,000   WISCONSIN STATE HEFA SERIES M
                 (HCFR, NATL-RE INSURED)+/-SS(a)(m)(n)                                  0.79         06/01/2019           6,545,000
                                                                                                                         22,851,515
                                                                                                                   ----------------
WYOMING: 0.61%
     5,280,000   EVANSVILLE WY POLYPIPE INCORPORATED PROJECT (IDR, JPMORGAN
                 CHASE BANK LOC)                                                        4.65         12/01/2016           5,351,861
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $847,389,055)                                                                       848,440,140
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 2.06%
MUTUAL FUNDS: 2.06%
    18,213,268   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 TRUST~(l)(u)                                                           0.13%                            18,213,268
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $18,213,268)                                                                    $     18,213,268
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $887,423,258)*                                                      100.59%                                       888,450,608
OTHER ASSETS AND LIABILITIES, NET                                          (0.59)                                        (5,214,445)
                                                                          ------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $    883,236,163
                                                                          ------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##    ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(i)   ILLIQUID SECURITY.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $887,224,261 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 22,869,013
GROSS UNREALIZED DEPRECIATION    (21,642,666)
                                ------------
NET UNREALIZED APPRECIATION     $  1,226,347

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MORTGAGE-BACKED SECURITIES: 2.42%
$   44,675,000   FHLMC MULTIFAMILY VRD CERTIFICATES (TE) SERIES M012 CLASS
                 A1A+/-ss                                                              5.50          08/15/2051    $     48,689,496
    24,000,000   FHLMC MULTIFAMILY VRD CERTIFICATES (TE) SERIES M012 CLASS
                 A1A1+/-ss(a)(m)(n)                                                    5.50          08/15/2051          26,190,720
TOTAL MORTGAGE-BACKED SECURITIES (COST $74,927,635)                                                                      74,880,216
                                                                                                                   ----------------
MUNICIPAL BONDS & NOTES: 98.84%
ALABAMA: 2.11%
     2,500,000   ALABAMA SPECIAL CARE FACILITIES FINANCING AUTHORITY
                 BIRMINGHAM AL SERIES A-1 (HCFR)                                       5.00          06/01/2012           2,673,062
     4,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA ELECTRIC
                 COOPERATIVE INCORPORATE PROJECT SERIES C (ELECTRIC REVENUE,
                 AMBAC INSURED)+/-ss(a)(m)(n)                                          0.68          08/01/2016           3,800,000
    20,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY
                 COOPERATIVE PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC
                 INSURED)+/-ss                                                         1.60          11/15/2038          20,007,800
     1,150,000   EAST AL HEALTH CARE AUTHORITY SERIES B (HCFR REVENUE)                 4.63          09/01/2012           1,187,410
     3,000,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.75          10/01/2012           3,051,180
       450,000   JEFFERSON COUNTY AL BOARD OF EDUCATION SERIES A (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                 4.63          02/15/2012             432,455
       500,000   JEFFERSON COUNTY AL SERIES B 8 (SEWER REVENUE, AGM INSURED)           5.25          02/01/2016             478,200
       975,000   JEFFERSON COUNTY AL SERIES C 10 (SEWER REVENUE, AGM
                 Insured)+/-ss(a)(m)(n)                                                0.35          02/01/2042             394,875
     2,650,000   JEFFERSON COUNTY AL SERIES C 2 (SEWER REVENUE, FGIC
                 Insured)+/-ss(a)(m)(n)                                                0.65          02/01/2042             927,500
     8,750,000   JEFFERSON COUNTY AL SERIES C 5 (SEWER REVENUE, XLCA
                 Insured)+/-ss(a)(m)(n)                                                0.74          02/01/2040           3,062,500
       525,000   JEFFERSON COUNTY AL SERIES C 9 (SEWER REVENUE, AGM
                 INSURED)+/-SS(a)(m)(n)                                                0.34          02/01/2042             183,750
     7,875,000   JEFFERSON COUNTY AL SUBSERIES B 1 C (SEWER REVENUE, FGIC
                 INSURED)+/-ss(a)(m)(n)                                                0.69          02/01/2042           2,756,250
     9,755,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                 COMPANY BARRY SERIES A (POWER REVENUE)+/-ss                           4.75          06/01/2034          10,218,265
     1,500,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                 COMPANY BARRY SERIES B (POWER REVENUE)+/-ss                           4.88          06/01/2034           1,598,625
     1,000,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A (HCFR)          4.00          09/01/2011           1,032,330
       800,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A (HCFR)          5.00          09/01/2012             855,080
       380,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM HOSPITAL SERIES A (HCFR)          5.00          09/01/2013             410,012
    10,030,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                 BANK LOC)+/-ss                                                        0.60          09/01/2031          10,030,000
     3,245,000   WEDOWEE CHIMNEY COVE AL IMPROVEMENT DISTRICT CHIMNEY COVE
                 PROJECT (OTHER REVENUE, WEST GEORGIA NATIONAL BANK LOC)+/-ss          5.00          07/01/2037           2,108,601
                                                                                                                         65,207,895
                                                                                                                   ----------------
ALASKA: 0.28%
       460,000   ALASKA INDUSTRIAL DEVELOPMENT & EXPORT AUTHORITY UNREFUNDED
                 BALANCE SNETTISHAM 1ST (UTILITIES REVENUE, AMBAC INSURED)             6.00          01/01/2015             463,004
     8,105,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4018 (PROPERTY
                 TAX REVENUE, NATL-RE INSURED)+/-ss                                    0.47          04/01/2021           8,105,000
                                                                                                                          8,568,004
                                                                                                                   ----------------
ARIZONA: 2.05%
     1,000,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES D
                 (HCFR)                                                                5.00          01/01/2012           1,054,500
    21,500,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A (HCFR)+/-ss                                         1.29          02/01/2042          19,909,000
    12,175,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES B (HCFR)+/-ss                                         1.14          02/01/2042          11,274,050
     2,900,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST (OTHER
                 REVENUE, AMBAC INSURED)                                               4.25          07/01/2015           3,028,267

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ARIZONA (continued)
$    1,515,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES A
                 (OTHER REVENUE, AMBAC INSURED)                                        5.50%         07/01/2014    $      1,665,000
     3,640,000   GILBERT AZ WATER RESERVE MUNICIPAL PROPERTY CORPORATION SUB
                 LIEN (WATER REVENUE)                                                  4.75          10/01/2032           3,640,000
    10,635,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES B
                 (HCFR)+/-ss                                                           5.00          07/01/2025          11,309,578
     2,000,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A
                 (HCFR REVENUE)                                                        5.00          07/01/2013           2,149,240
     1,490,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTHCARE WEST SERIES A
                 (HCFR)                                                                5.00          07/01/2016           1,493,844
     2,955,000   PIMA COUNTY AZ IDA CONSTELLATION SCHOOLS PROJECT (LEASE
                 REVENUE)                                                              6.38          01/01/2019           2,818,568
     1,635,000   PIMA COUNTY AZ IDA GLOBAL WATER RESEARCH LLC PROJECT (WATER
                 REVENUE)                                                              5.50          12/01/2013           1,618,863
     1,890,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                 REVENUE)                                                              4.85          07/15/2014           1,854,487
     1,656,851   WHITE MOUNTAIN AZ APACHE TRIBE FORT APACHE INDIAN RESERVATION
                 FORT APACHE TIMBER EQUIPMENT LEASE (OTHER REVENUE)(i)                 6.25          03/04/2012           1,594,636
                                                                                                                         63,410,033
                                                                                                                   ----------------
ARKANSAS: 0.17%
       355,000   ARKANSAS STATE DEVELOPMENT FINANCIAL AUTHORITY PUBLIC HEALTH
                 LABORATORY PROJECT (HCFR, AMBAC INSURED)                              3.90          12/01/2024             355,046
        85,000   FAYETTEVILLE AR CAPITAL IMPROVEMENTS (SALES TAX REVENUE, AGM
                 INSURED)                                                              4.13          11/01/2026              86,698
     4,935,000   NORTHWEST AR REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT
                 REVENUE, REGIONS BANK LOC)+/-ss                                       0.64          02/01/2021           4,935,000
                                                                                                                          5,376,744
                                                                                                                   ----------------
CALIFORNIA: 9.76%
     2,190,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA
                 GEORGIANA BRUCE KIRBY PREPARATORY SCHOOL (PRIVATE SCHOOL
                 REVENUE, COMMERCIAL BANK CA LOC)+/-ss                                 3.85          02/01/2037           2,208,812
     2,185,000   ALAMEDA COUNTY CA COP CAPITAL APPRECIATION (LEASE REVENUE,
                 NATL-RE INSURED)##                                                    3.70          06/15/2014           1,869,399
     6,750,000   BALDWIN PARK CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)##                                                            3.30          08/01/2014           5,850,158
     4,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES F (HCFR)+/-ss         5.00          07/01/2027           4,340,080
     3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G (HCFR)+/-ss         5.00          07/01/2028           3,187,560
     2,500,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                    5.00          08/15/2012           2,687,400
    33,620,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN
                 SCHOOL SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss       0.43          08/01/2037          33,620,000
     7,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC
                 GAS & ELECTRIC SERIES E (OTHER REVENUE)+/-ss                          2.25          11/01/2026           7,000,000
     3,750,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT (LEASE REVENUE)+/-ss                             3.00          09/01/2014           3,749,625
    10,000,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss        2.38          02/01/2039          10,012,900
     1,700,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES A (IDR, NATL-RE
                 INSURED)+/-ss                                                         5.35          12/01/2016           1,752,496
     5,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                 A (RESOURCE RECOVERY REVENUE)+/-ss                                    5.00          11/01/2038           5,288,050
     1,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                 C (IDR)+/-ss                                                          6.75          12/01/2027           1,027,680
       820,000   CALIFORNIA PCFA WEST COMPANY SERIES A (RESOURCE RECOVERY
                 REVENUE, BANK OF AMERICA NA LOC)                                      5.13          01/01/2014             821,132
    33,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G-5 (WATER
                 REVENUE, AGM INSURED)+/-ss                                            0.35          05/01/2016          33,000,000
     3,500,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES A (SALES TAX
                 REVENUE)                                                              5.00          07/01/2016           3,623,795
     5,250,000   CALIFORNIA STATEWIDE CDA DISPOSAL REPUBLIC SERVICES SERIES A
                 (RESOURCE RECOVERY REVENUE)                                           4.95          12/01/2012           5,526,675
       720,000   CALIFORNIA STATEWIDE CDA INTERNATIONAL SCHOOL PENINSULA
                 PROJECT (PRIVATE SCHOOLS REVENUE)                                     4.60          11/01/2013             702,115

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    3,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                 DISPOSAL WASTE MANAGEMENT INCORPORATED PROJECT (RESOURCE
                 RECOVERY REVENUE)+/-ss                                                1.88%         04/01/2011    $      3,000,000
     2,305,000   CULVER CITY CA RDFA (TAX REVENUE, AMBAC INSURED)                      5.50          11/01/2014           2,378,045
     3,300,000   DINUBA CA REDEVELOPMENT AGENCY MERGED CITY REDEVELOPMENT
                 PROJECT # 2 (TAX ALLOCATION REVENUE)                                  4.45          10/01/2011           3,304,818
     8,105,000   EUREKA CA USD SERIES A (NATL-RE FGIC INSURED)##                       5.50          08/01/2018           5,170,747
     4,000,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 Revenue)##                                                            2.80          12/01/2012           3,713,160
     2,825,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)         4.00          12/01/2012           2,909,976
    15,000,000   KERN CA COMMUNITY COLLEGE DISTRICT COP (LEASE REVENUE)                4.00          04/01/2014          15,279,300
     6,000,000   LAKESIDE CA USD ELECTION 2008 SERIES A (PROPERTY TAX
                 Revenue)##                                                            3.90          06/01/2014           5,104,740
       500,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          11/15/2012             527,620
       800,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          11/15/2014             855,848
    14,000,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                 NOTES SERIES A (COLLEGE & UNIVERSITY REVENUE)                         9.85          01/15/2013          16,670,360
    12,570,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT & MARINA
                 REVENUE)                                                              5.75          05/15/2016          12,728,005
       800,000   MONTEREY COUNTY CA COP REFINANCING PROJECT (OTHER REVENUE,
                 AGM INSURED)                                                          4.00          08/01/2013             852,152
    16,425,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.77          07/01/2017          14,655,206
    15,600,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.80          07/01/2019          12,948,000
     1,520,000   OXNARD CA HARBOR DISTRICT (AIRPORT REVENUE, ACA INSURED)              5.65          08/01/2014           1,522,158
     2,000,000   PORT HUENEME CA REDEVELOPMENT AGENCY CENTRAL COMMUNITY
                 PROJECT (TAX ALLOCATION REVENUE, AMBAC INSURED)                       5.50          05/01/2014           2,024,740
     2,485,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.75          11/01/2014           2,490,069
     2,975,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.88          11/01/2017           2,977,975
     3,070,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (SPECIAL ASSESSMENT REVENUE)                                 3.50          08/15/2013           3,071,259
     1,230,000   ROSEVILLE CA NATURAL GAS FINANCE AUTHORITY (NATURAL GAS
                 REVENUE)                                                              5.00          02/15/2011           1,260,836
     6,915,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                               5.38          11/01/2014           7,332,597
     2,725,000   SACRAMENTO CA CITY FINANCING AUTHORITY SERIES B (LEASE
                 REVENUE)                                                              5.00          11/01/2014           2,863,103
    22,640,000   SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE,
                 CREDIT AGRICOLE INDOSUEZ LOC)+/-ss                                    0.26          12/01/2030          22,640,000
     4,310,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                              5.00          02/15/2014           4,607,304
     4,525,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                              5.00          02/15/2015           4,851,162
     2,000,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                5.63          09/01/2012           2,067,160
     1,000,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES 23A
                 (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                           5.50          05/01/2013           1,009,300
       550,000   SANTA ROSA CA RANCHERIA TACHI YOKUT TRIBE ENTERPRISE (OTHER
                 REVENUE)++                                                            4.50          03/01/2011             549,687
       900,000   SAVANNA CA ELEMENTARY SCHOOL DISTRICT BOND ANTICIPATION NOTES
                 (PROPERTY TAX REVENUE)                                                4.00          05/01/2012             935,226
     2,000,000   SAVANNA CA ELEMENTARY SCHOOL DISTRICT CAPITAL APPRECIATION
                 (PROPERTY TAX REVENUE)##                                              3.20          05/01/2012           1,869,700
       500,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT SCHOOL FACILITIES
                 IMPROVEMENT DISTRICT # 2 CAPITAL APPRECIATION WESTERN NEVADA
                 SERIES B (PROPERTY TAX REVENUE, NATL-RE INSURED)##                    3.60          08/01/2015             413,010
     1,000,000   SOUTHERN CA PUBLIC POWER AUTHORITY NATIONAL GAS PROJECT
                 REVENUE SERIES A (NATURAL GAS REVENUE)                                5.00          11/01/2013           1,064,330
     5,000,000   STATE OF CALIFORNIA GO PURPOSE SERIES A (OTHER REVENUE)               0.36          04/07/2010           5,000,000
       750,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT ELECTION 2004
                 SERIES A (PROPERTY TAX REVENUE)                                       6.50          08/01/2013             857,108
     1,000,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT ELECTION 2004
                 SERIES A (PROPERTY TAX REVENUE)                                       6.50          08/01/2014           1,167,430
       775,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           4.25          07/01/2011             796,111
       300,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           5.00          07/01/2012             317,244

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    3,000,000   WHITTIER CA HEALTH FACILITY REVENUE PRESBYTERIAN
                 INTERCOMMUNITY HOSPITAL D (HOSPITAL REVENUE)                          5.00%         06/01/2013    $      3,227,160
                                                                                                                        301,280,523
                                                                                                                   ----------------
COLORADO: 1.42%
       195,000   COLORADO ECFA TWIN PEAKS CHARTER SCHOOL (OTHER REVENUE)               5.75          11/15/2018             205,604
     3,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
                 C-2 (HCFR)+/-ss                                                       4.00          10/01/2040           3,171,360
     2,900,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
                 C-8 (HCFR)+/-ss                                                       4.10          09/01/2036           3,025,251
     4,925,000   COLORADO HEALTH FACILITIES AUTHORITY ROCS RR II R-10425CE
                 (HCFR)+/-ss++                                                         0.46          11/15/2027           4,925,000
       125,000   COLORADO HEALTH FACILITIES PREREFUNDED HEALTH EVANGELICAL
                 (HCFR)                                                                6.25          12/01/2010             129,829
     1,600,000   DENVER CO CITY & COUNTY AIRPORT SERIES A (AIRPORT REVENUE,
                 AMBAC INSURED)                                                        6.00          11/15/2016           1,643,376
       665,000   DENVER CO CITY & COUNTY AIRPORT SERIES D (AIRPORT REVENUE,
                 AMBAC-TCRS INSURED)                                                   7.75          11/15/2013             732,251
     1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          09/01/2039           1,551,915
     7,685,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B (TOLL ROAD
                 REVENUE, NATL-RE INSURED)##                                           3.40          09/01/2011           7,322,114
     9,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          09/01/2039           9,828,795
     1,115,000   MERIDIAN METROPOLITAN DISTRICT CO SERIES A (PROPERTY TAX
                 REVENUE, RADIAN INSURED)                                              5.38          12/01/2013           1,137,612
     9,415,000   PUBLIC AUTHORITY FOR COLORADO ENERGY NATURAL GAS (UTILITIES
                 REVENUE)                                                              5.75          11/15/2018          10,097,588
                                                                                                                         43,770,695
                                                                                                                   ----------------
CONNECTICUT: 0.01%
       305,000   NAUGATUCK CT COP INCINERATION FACILITY PROJECT SERIES A
                 (LEASE REVENUE, AMBAC INSURED)                                        5.00          06/15/2015             314,312
                                                                                                                   ----------------
DISTRICT OF COLUMBIA: 1.54%
     2,900,000   DISTRICT OF COLUMBIA BOND ANTICIPATION NOTES PILOT ARTHUR
                 (OTHER REVENUE)                                                       4.00          12/01/2012           3,028,876
     6,400,000   DISTRICT OF COLUMBIA CHILDREN'S RESEARCH CENTER (OTHER
                 REVENUE, SUNTRUST BANK LOC)+/-ss                                      0.65          04/01/2038           6,400,000
     1,980,000   DISTRICT OF COLUMBIA CONVENTION CENTER AUTHORITY SERIES A
                 (OTHER REVENUE, AMBAC INSURED)                                        5.00          10/01/2012           2,133,311
     7,300,000   DISTRICT OF COLUMBIA GEORGETOWN DAY SCHOOL ISSUES (PRIVATE
                 SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-ss                              0.60          07/01/2040           7,300,000
     7,400,000   DISTRICT OF COLUMBIA JEWISH CAMPUS LIFE (OTHER REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          05/01/2027           7,400,000
    15,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           0.60          04/01/2035          15,000,000
     1,110,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                 ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                5.38          05/15/2010           1,113,419
     5,000,000   DISTRICT OF COLUMBIA TOBACCO SETTLEMENT FINANCING CORPORATION
                 ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)                5.70          05/15/2012           5,182,100
                                                                                                                         47,557,706
                                                                                                                   ----------------
FLORIDA: 6.65%
     2,800,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
                 PROJECT (MFHR)                                                        4.25          01/01/2012           2,801,736
     3,650,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                 ANTICIPATION BONDS (SPECIAL ASSESSMENT REVENUE)                       4.80          11/01/2012           3,303,652
       395,000   BOYNTON BEACH FL UTILITY SYSTEM REFUNDING (WATER REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.00          11/01/2012             408,932
       110,000   BREVARD COUNTY FL HFA SERIES B (HOUSING REVENUE, GNMA INSURED)        6.50          09/01/2022             120,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$      500,000   BROWARD COUNTY FL HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH
                 SERVICES (HCFR, SUNTRUST BANK LOC)                                    5.50%         08/15/2014    $        509,790
     5,000,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)         5.25          10/01/2011           5,040,450
     6,000,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                 6.00          10/01/2011           6,106,500
     1,400,000   CONNERTON WEST COMMUNITY DEVELOPMENT DISTRICT FL SERIES B
                 (SPECIAL ASSESSMENT REVENUE)(i)####                                   5.13          05/01/2016             554,078
     1,000,000   EMERALD COAST FL UTILITIES AUTHORITY REVENUE SERIES B
                 (UTILITY REVENUE, NATL-RE FGIC INSURED)                               6.25          01/01/2013           1,113,980
       460,000   ESCAMBIA COUNTY FL HFA MULTI COUNTY PROGRAM SERIES A2
                 (HOUSING REVENUE, GNMA INSURED)                                       6.95          04/01/2024             474,067
     3,710,000   FLORIDA HOUSING FINANCE CORPORATION SERIES 2 (HOUSING REVENUE)        5.00          01/01/2035           3,792,436
     5,000,000   FLORIDA HOUSING FINANCE CORPORATION SERIES A1 (HOUSING
                 REVENUE, GNMA/FNMA/FHA/VA MORTGAGES INSURED)                          5.00          07/01/2028           5,247,300
     1,500,000   FLORIDA STATE BOARD OF EDUCATION SERIES B (OTHER REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.50          07/01/2014           1,593,945
     1,000,000   FLORIDA STATE DEPARTMENT OF CORRECTIONS COP OKEECHOBEE
                 CORRECTIONAL FACILITY PROJECT (LEASE REVENUE, AMBAC INSURED)          5.00          03/01/2014           1,077,850
     6,030,000   GULF BREEZE FL LOCAL GOVERNMENT LOAN SERIES FG & H (OTHER
                 REVENUE)+/-ss                                                         5.00          12/01/2020           6,119,244
       100,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC
                 INSURED)+/-ss                                                         5.30          12/01/2015             101,162
     1,135,000   GULF BREEZE FL LOCAL GOVERNMENT SERIES B (OTHER REVENUE, FGIC
                 INSURED)+/-ss                                                         4.00          12/01/2020           1,087,761
       290,000   GULF BREEZE FL REVENUE LOCAL GOVERNMENT LOAN E TEND 12/01/15
                 (OTHER REVENUE, FGIC INSURED)+/-ss                                    5.55          12/01/2020             291,421
     2,000,000   GULF BREEZE FL SERIES B (OTHER REVENUE, FGIC INSURED)+/-ss            4.25          12/01/2020           1,937,320
     2,225,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss            4.00          12/01/2020           2,219,638
     1,070,000   GULF BREEZE FL SERIES C (OTHER REVENUE, FGIC INSURED)+/-ss            4.00          12/01/2020           1,058,102
     4,625,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY HEALTH SERIES
                 I (HCFR)                                                              4.50          11/15/2015           4,985,796
     2,000,000   HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY SUNBELT
                 SERIES E (HCFR)                                                       5.00          11/15/2014           2,204,800
        15,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                 (HCFR)                                                                5.00          11/15/2010              15,402
       385,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SYSTEM SERIES G
                 (HCFR)                                                                5.00          11/15/2010             394,852
     1,525,000   HILLSBOROUGH COUNTY FL IDA (RESOURCE RECOVERY REVENUE, AMBAC
                 INSURED)+/-ss                                                         5.00          12/01/2034           1,598,673
     1,060,000   HILLSBOROUGH COUNTY FL PORT DISTRICT SERIES A (AIRPORT &
                 MARINA REVENUE, NATL-RE INSURED)                                      5.75          06/01/2016           1,125,921
    39,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss             1.39          10/01/2014          39,282,750
     2,700,000   LEE COUNTY FL MEMORIAL  HEALTH SYSTEM SERIES A (NURSING HOME
                 REVENUE, AGM INSURED)                                                 5.75          04/01/2013           2,875,068
       750,000   LEE COUNTY FL SOLID WASTE SYSTEM REFUNDING (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.63          10/01/2013             782,970
       120,000   MANATEE COUNTY FL HFA SINGLE FAMILY SUB-SERIES 2 (HOUSING
                 REVENUE, GNMA INSURED)                                                6.50          11/01/2023             122,246
       325,000   MARION COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE, AMBAC
                 INSURED)                                                              5.00          06/01/2014             356,870
     1,650,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                 CHILDRENS SERIES A-2 (HCFR, NATL-RE INSURED)+/-ss                     4.55          08/01/2046           1,718,244
    17,000,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES D
                 (IDR)+/-ss                                                            3.19          07/01/2032          17,000,000
     4,000,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP (LEASE REVENUE, NATL-RE
                 FGIC INSURED)                                                         5.25          10/01/2015           4,281,040
     4,530,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          08/01/2011           4,743,046
     1,600,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          08/01/2012           1,701,008
     7,760,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES A (LEASE
                 REVENUE, NATL-RE FGIC INSURED)                                        5.00          05/01/2012           8,209,692
     2,500,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.50          05/01/2030           2,597,100
    14,116,629   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE 2
                 (LEASE REVENUE)(a)(m)(n)(i)                                           3.59          03/03/2016          13,638,499
     1,450,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO HEALTH
                 INCORPORATED (HCFR)                                                   5.00          10/01/2013           1,572,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$    1,000,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY ORLANDO HEALTH
                INCORPORATED (HCFR)                                                    5.00%         10/01/2014    $      1,082,510
     2,000,000  ORANGE COUNTY FL SALES TAX REVENUE REFUNDING SERIES A (SALES
                TAX REVENUE, NATL-RE INSURED)                                          5.13          01/01/2016           2,140,260
    20,000,000  ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY SUB SERIES
                B-2 (TOLL ROAD REVENUE, SUNTRUST BANK LOC)+/-ss                        0.34          07/01/2040          20,000,000
     2,500,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                FGIC INSURED)+/-ss                                                     5.00          08/01/2025           2,594,250
       535,000  POLK COUNTY FL SCHOOL BOARD COP SERIES A (LEASE REVENUE, AGM
                INSURED)                                                               3.00          01/01/2014             543,544
     1,935,000  POLK COUNTY FL SCHOOL BOARD COP SERIES A (LEASE REVENUE, AGM
                INSURED)                                                               3.00          01/01/2015           1,944,327
     1,235,000  POLK COUNTY FL SCHOOL BOARD COP SERIES B (LEASE REVENUE, AGM
                INSURED)                                                               3.00          01/01/2015           1,240,953
     1,700,000  PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                SERIES B (HOUSING REVENUE, HUD INSURED)                                4.13          07/01/2010           1,708,177
    12,965,000  SOUTHEAST VOLUSIA FL HOSPITAL DISTRICT BERT FISH MEDICAL
                CENTER ISSUE (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.34          05/01/2022          12,965,000
     1,920,000  ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED SERIES
                A (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                      0.60          12/15/2026           1,920,000
     5,000,000  UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE, SUNTRUST
                BANK LOC)+/-ss                                                         0.60          07/01/2036           5,000,000
                                                                                                                        205,304,576
                                                                                                                   ----------------
GEORGIA: 3.28%
     1,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)             5.50          11/01/2011           1,057,420
     8,500,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)             5.50          11/01/2012           9,064,400
     8,000,000   ATLANTA GA SERIES A (WATER REVENUE, NATL-RE FGIC INSURED)             5.50          11/01/2013           8,608,240
     5,000,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss         2.29          01/01/2030           5,000,000
     2,500,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)           6.13          01/01/2012           2,532,375
     1,341,358   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE (LEASE REVENUE)(i)          4.20          08/01/2013           1,347,743
       496,860   DALTON GA SCHOOL DISTRICT EQUIPMENT LEASE (LEASE REVEVUE)(i)          4.20          08/01/2013             497,337
       395,356   GAINESVILLE GA SCHOOL DISTRICT EQUIPMENT LEASE PURCHASE(LEASE
                 REVENUE)(i)                                                           4.20          03/01/2013             395,799
     5,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL
                 REVENUE, NATL-RE INSURED)                                             5.75          07/01/2014           5,079,700
     4,000,000   GEORGE L SMITH II GA DOMED STADIUM PROJECT (RECREATIONAL
                 REVENUE, NATL-RE INSURED)                                             5.75          07/01/2015           4,055,240
     5,082,340   HENRY COUNTY GA MASTER STATE MUNICIPAL LOAN 144A (OTHER
                 REVENUE)                                                              4.09          04/24/2016           5,083,915
     2,000,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES A (UTILITIES
                 REVENUE)                                                              5.00          03/15/2014           2,149,520
       820,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (ELECTRIC
                 REVENUE)                                                              5.00          03/15/2012             854,342
     2,250,000   MAIN STREET GA NATURAL GAS INCORPORATED SERIES B (NATURAL GAS
                 REVENUE)                                                              5.00          03/15/2015           2,386,103
     2,000,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES B
                 (NATURAL GAS REVENUE)                                                 5.00          03/15/2011           2,053,100
    44,900,000   MUNICIPAL ELECTRIC AUTHORITY OF GA COMBUSTION TURBINE PROJECT
                 SERIES B (UTILITIES REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss          0.32          11/01/2029          44,900,000
     1,000,000   PIKE COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE, AMBAC
                 INSURED)                                                              5.70          02/01/2016           1,004,090
     1,400,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          10/01/2013           1,532,440
     3,000,000   PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          10/01/2014           3,302,580
       232,870   PUTNAM COUNTY GA SCHOOL DISTRICT (LEASE REVENUE)(i)                   4.20          03/01/2013             233,131
                                                                                                                        101,137,475
                                                                                                                   ----------------
GUAM: 0.02%
       500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                 REVENUE)                                                              5.00          12/01/2012             527,265
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
HAWAII: 0.28%
$    2,250,000   STATE OF HAWAII AIRPORTS SYSTEM REFUNDING SERIES B (AIRPORT
                 REVENUE)                                                              5.00%         07/01/2012    $      2,389,523
     1,500,000   STATE OF HAWAII AIRPORTS SYSTEM REFUNDING SERIES B (AIRPORT
                 REVENUE, NATL-RE FGIC INSURED)                                        6.50          07/01/2014           1,529,100
     4,545,000   STATE OF HAWAII DEPARTMENT OF BUDGET & FINANCE HAWAIIAN
                 ELECTRIC COMPANY SERIES A (ELECTRIC REVENUE, NATL-RE INSURED)         4.95          04/01/2012           4,770,477
                                                                                                                          8,689,100
                                                                                                                   ----------------
IDAHO: 0.09%
     2,620,000   IDAHO HOUSING & FINANCE ASSOCIATION SERIES A (HOUSING REVENUE)        6.25          07/01/2038           2,743,061
                                                                                                                   ----------------
ILLINOIS: 4.53%
     1,050,000   AURORA IL (TAX INCREMENT REVENUE)                                     5.00          12/30/2010           1,052,835
     1,560,000   AURORA IL SERIES B (TAX REVENUE)                                      4.90          12/30/2011           1,552,247
       200,000   CHICAGO IL (AIRPORT REVENUE, BHAC CREDIT)                             5.50          01/01/2016             200,398
     9,150,000   CHICAGO IL BOARD OF EDUCATION FLOATS PAYMENTS 3624 (PROPERTY
                 TAX REVENUE, AMBAC INSURED)+/-ss                                      0.54          12/01/2027           9,150,000
       600,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)           4.50          12/01/2012             605,520
       360,000   CHICAGO IL CHARTER SCHOOL PROJECT (PRIVATE SCHOOLS REVENUE)           5.00          12/01/2014             367,175
     9,120,000   CHICAGO IL DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT
                 COKE SERIES B (IDR)+/-ss                                              3.75          02/01/2033           9,179,189
     2,580,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM INSURED)           5.00          07/01/2013           2,828,712
     2,265,000   CHICAGO IL HOUSING AUTHORITY (HOUSING REVENUE, AGM INSURED)           5.00          07/01/2014           2,504,411
       385,000   CHICAGO IL JUNIOR LIEN NEAR SOUTH REDEVELOPMENT PROJECT
                 SERIES A (TAX REVENUE, ACA INSURED)                                   5.00          11/15/2010             389,223
     1,230,000   CHICAGO IL MOTOR FUEL TAX REVENUE (FUEL SALES TAX REVENUE,
                 AMBAC INSURED)                                                        5.38          01/01/2014           1,328,634
    14,675,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN GENERAL
                 AIRPORT (AIRPORT & MARINA REVENUE, AMBAC INSURED)                     5.50          01/01/2018          14,854,329
     1,785,000   CHICAGO IL SERIES A (PROPERTY TAX REVENUE, NATL-RE INSURED)           5.38          01/01/2013           1,901,328
     2,725,000   CICERO IL SERIES A (PROPERTY TAX, XLCA INSURED)                       5.00          01/01/2015           2,793,043
       380,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX,
                 ASSURED GTY)                                                          4.00          12/15/2012             395,086
     4,195,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX,
                 ASSURED GTY)                                                          4.00          12/15/2013           4,368,925
     2,540,000   COOK & WILL IL COUNTY HIGH SCHOOL DISTRICT 206 (PROPERTY TAX,
                 ASSURED GTY)                                                          4.50          12/15/2014           2,681,935
     2,000,000   COOK COUNTY IL SERIES A (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)                                                              6.25          11/15/2012           2,201,520
     3,500,000   ILLINOIS FINANCE AUTHORITY ADVOCATE HEALTH SUBSERIES C3B
                 (HCFR)+/-ss                                                           4.38          11/01/2038           3,669,295
     2,360,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                     3.50          10/01/2026           2,387,140
     1,455,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (HCFR, GO OF PARTICIPANTS)                                   4.75          07/01/2010           1,454,985
     1,425,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (HCFR, GO OF PARTICIPANTS)                                   4.80          07/01/2011           1,415,538
       990,000   ILLINOIS FINANCE AUTHORITY NEW MONEY COMMUNITY REHABILITATION
                 SERIES A (HCFR, GO OF PARTICIPANTS)                                   4.85          07/01/2012             987,842
     5,000,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER SERIES A (RESOURCE
                 RECOVERY REVENUE)+/-ss                                                3.25          07/01/2042           5,014,300
       670,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                 (HCFR)                                                                4.00          04/01/2013             704,431
       655,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                 (HCFR)                                                                4.00          04/01/2014             686,067
       555,000   ILLINOIS FINANCE AUTHORITY REVENUE MEMORIAL HEALTH SYSTEM
                 (HCFR)                                                                4.00          04/01/2015             576,928
    30,700,000   ILLINOIS FINANCE AUTHORITY REVENUE PUT OPTION MERCY ALLIANCE
                 PJ (HCFR, MARSHALL & ILSLEY LOC)+/-ss                                 1.00          02/15/2035          30,700,000
     8,000,000   ILLINOIS FINANCE AUTHORITY REVENUE RESURRECTION HEALTH (HCFR)         5.00          05/15/2013           8,312,320
     3,250,000   ILLINOIS FINANCE AUTHORITY REVENUE RESURRECTION HEALTH (HCFR)         5.00          05/15/2014           3,355,755
       900,000   ILLINOIS FINANCE AUTHORITY REVENUE ROOSEVELT UNIVERSITY
                 PROJECT (COLLEGE & UNIVERSITY REVENUE)                                5.00          04/01/2015             938,763
     1,430,000   ILLINOIS FINANCE AUTHORITY REVENUE UNIVERSITY OF CHICAGO
                 SYSTEM (HCFR, NATL-RE INSURED)                                        5.00          08/15/2015           1,494,150
     1,050,000   ILLINOIS HEALTH FACILITIES AUTHORITY DECATUR MEMORIAL
                 HOSPITAL (HCFR)                                                       5.50          10/01/2010           1,068,669
       500,000   ILLINOIS METHODIST MEDICAL CENTER (HFFA REVENUE, NATL-RE
                 INSURED)                                                              5.50          11/15/2010             501,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ILLINOIS (continued)
$    1,800,000   LAKE COUNTY IL FOREST PRESERVATION DISTRICT SERIES A
                 (PROPERTY TAX REVENUE)+/-ss                                           0.62%         12/15/2016    $      1,635,300
     5,800,000   UNIVERSITY OF ILLINOIS COP INFRASTRUCTURE PROJECT (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          08/15/2013           6,288,302
     6,275,000   UNIVERSITY OF ILLINOIS COP INFRASTRUCTURE PROJECT (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          08/15/2014           6,847,594
       150,000   UPPER IL RIVER VALLEY DEVELOPMENT AUTHORITY MORRIS HOSPITAL
                 (HCFR)                                                                6.05          12/01/2011             157,520
     3,600,000   WINNEBAGO COUNTY IL SCHOOL DISTRICT NO 122 CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, AGM INSURED)##                    3.10          01/01/2014           3,210,156
                                                                                                                        139,760,965
                                                                                                                   ----------------
INDIANA: 1.44%
       765,000   BEECH GROVE IN SCHOOL BUILDING CORPORATION FIRST MORTGAGE
                 (LEASE REVENUE, NATL-RE INSURED)                                      6.25          07/05/2016             874,915
     4,040,000   INDIANA BOND BANK BMA INDEX SERIES B (OTHER REVENUE)+/-ss             0.79          10/15/2010           3,968,290
     2,000,000   INDIANA BOND BANK COMMON FUND FDG-B (OTHER REVENUE, NATL-RE
                 INSURED)                                                              5.00          02/01/2013           2,143,820
     2,000,000   INDIANA BOND BANK COMMON SCHOOL FUND ADVANCE PURCHASE FUNDING
                 SERIES B (OTHER REVENUE, NATL-RE INSURED)                             5.00          08/01/2013           2,164,220
     4,810,000   INDIANA BOND BANK SPECIAL PROGRAM SERIES A (NATURAL GAS
                 REVENUE)                                                              5.25          10/15/2016           5,162,284
    24,720,000   INDIANA FINANCE AUTHORITY CLARIAN HEALTH SERIES B (HCFR,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                       0.38          03/01/2033          24,720,000
     2,000,000   INDIANA PORT COMMISSION CARGILL INCORPORATED PROJECT (IDR)            4.10          05/01/2012           2,072,080
     2,500,000   JASPER COUNTY IN PCR NORTHERN SERIES B (IDR, NATL-RE INSURED)         5.20          06/01/2013           2,649,550
       345,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES A (LEASE
                 REVENUE)                                                              4.00          08/15/2012             360,411
       165,000   JEFFERSONVILLE IN BUILDING CORPORATION SERIES B (LEASE
                 REVENUE)                                                              4.00          08/15/2012             172,371
                                                                                                                         44,287,941
                                                                                                                   ----------------
IOWA: 1.01%
     4,300,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (SLMA)               4.00          12/01/2013           4,440,094
    20,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 3 (SLMA)               5.25          12/01/2024          20,532,400
       180,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                 (TOBACCO SETTLEMENT FUNDED REVENUE)                                   5.50          06/01/2012             191,171
       460,000   TOBACCO SETTLEMENT AUTHORITY IA ASSET-BACKED SERIES B
                 (TOBACCO SETTLEMENT FUNDED REVENUE)                                   5.50          06/01/2014             488,548
     5,000,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION NOTES
                 (SALES TAX REVENUE)                                                   3.75          05/01/2012           5,141,150
       500,000   XENIA RURAL WATER DISTRICT IA ( WATER REVENUE, CIFG INSURED)          4.00          12/01/2015             443,235
                                                                                                                         31,236,598
                                                                                                                   ----------------
KANSAS: 1.10%
    12,500,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER & LIGHT
                 SERIES A (IDR, XLCA INSURED)+/-ss                                     5.25          12/01/2023          13,468,750
     5,000,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER & LIGHT
                 SERIES B (IDR, FGIC INSURED)+/-ss                                     5.38          09/01/2035           5,405,450
       450,000   OLATHE KS OLATHE MEDICAL CENTER SERIES A (HOSPITAL REVENUE)+/-ss      4.13          09/01/2037             464,828
       205,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL REVENUE)                                                  5.00          09/01/2010             203,315
       225,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL REVENUE)                                                  5.00          03/01/2011             219,130
       200,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL REVENUE)                                                  5.00          09/01/2011             192,098
       100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL REVENUE)                                                  5.00          03/01/2012              92,273
       100,000   OLATHE KS SPECIAL OBLIGATION WEST VILLAGE CENTER PROJECT (TAX
                 INCREMENTAL REVENUE)                                                  5.00          09/01/2012              90,475
       310,000   SEDWICK & SHAWNEE COUNTIES KS MORTGAGE BACKED SECURITIES
                 PROGRAM SERIES B5 (HOUSING REVENUE, GNMA INSURED)                     4.10          12/01/2023             306,079
     1,750,000   WICHITA KS FACILITIES IMPROVEMENT SERIES III A (HCFR)                 5.00          11/15/2013           1,917,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
KANSAS (continued)
$    2,280,000   WICHITA KS HOSPITAL REVENUE VIA CHRISTI HEALTH SYSTEM (HCFR)          5.00%         11/15/2013    $      2,498,789
    10,000,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT CAPITAL
                 APPRECIATION SALES TAX SUB LIEN (SALES TAX REVENUE)##                 8.70          06/01/2021           3,897,700
     3,950,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES
                 TAX SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00          12/01/2020           4,000,244
     1,020,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                      4.75          12/01/2016           1,057,873
                                                                                                                         33,814,934
                                                                                                                   ----------------
KENTUCKY: 0.92%
     8,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          12/01/2025           8,000,000
     1,000,000   ASHLAND KY ASHLAND HOSPITAL CORPORATION SERIES B (HCFR)               4.00          02/01/2014           1,048,500
     1,975,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                 SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                           5.63          03/01/2014           2,079,201
     1,710,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                 SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                           5.63          03/01/2015           1,789,566
     2,740,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KENTUCKY
                 SERIES A (AIRPORT REVENUE, XLCA INSURED)                              5.00          03/01/2013           2,945,390
     9,000,000   KENTUCKY EDFA CATHOLIC HEALTH SERIES B (HCFR)+/-ss                    5.00          05/01/2039           9,927,270
     1,500,000   KENTUCKY EDFA SERIES SAINT ELIZABETH SERIES A (HCFR)                  4.00          05/01/2013           1,578,210
     1,000,000   LOUISVILLE & JEFFERSON COUNTY KY METRO GOVERNMENT
                 ENVIRONMENTAL FACILITIES LOUISVILLE GAS & ELECTRIC COMPANY
                 PROJECT (OTHER REVENUE)+/-ss                                          5.63          06/01/2033           1,066,000
                                                                                                                         28,434,137
                                                                                                                   ----------------
LOUISIANA: 4.37%
    11,800,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING
                 LAFAYETTE LLC PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss          0.60          02/01/2038          11,800,000
    14,250,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES CDA
                 LASHIP LLC PROJECT (IDR, REGIONS BANK LOC)+/-ss                       0.63          09/01/2036          14,250,000
     1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)                       4.00          10/01/2013           1,598,985
     1,500,000   LOUISIANA LOCAL GOVERNMENT LCTCS FACILITIES CORPORATION
                 PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE)                       4.00          10/01/2014           1,597,830
    15,400,000   LOUISIANA PFA AIR PRODUCTS CHEMICAL PROJECT SERIES A (IDR)+/-ss       0.44          08/01/2043          15,400,000
     4,445,000   LOUISIANA PFA CHRISTUS HEALTH C3 (OTHER REVENUE, AGM INSURED)         5.00          07/01/2013           4,749,438
     3,000,000   LOUISIANA PFA CLECO POWER LLC PROJECT (IDR)+/-ss                      7.00          12/01/2038           3,203,280
     2,830,000   LOUISIANA PFA FRANCISCAN SERIES B (HCFR)                              5.00          07/01/2013           3,012,931
    12,030,000   LOUISIANA PFA GCGK INVESTMENTS LLC PROJECT (IDR, AMSOUTH BANK
                 LOC)+/-ss                                                             0.60          05/01/2026          12,030,000
       160,000   LOUISIANA PFA REVENUE ARCHDIOCESE OF NEW ORLEANS PROJECT
                 (HCFR, CIFG INSURED)                                                  5.00          07/01/2010             161,205
     3,750,000   LOUISIANA STATE CITIZENS PROPERTY INSURANCE CORPORATION
                 SERIES B (PROPERTY TAX REVENUE, AMBAC INSURED)                        5.00          06/01/2012           3,903,488
    17,000,000   LOUISIANA STATE OFFSHORE TERMINAL AUTHORITY DEEPWATER PORT
                 LOOP LLC PROJECT SERIES C (MARINA REVENUE, SUNTRUST BANK
                 LOC)+/-ss                                                             0.57          09/01/2027          17,000,000
     1,120,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                 CONSOLIDATED RENTAL CAR-A (AIRPORT & MARINA REVENUE)                  4.63          01/01/2015           1,153,858
        54,000   NEW ORLEANS LA HOME MORTGAGE AUTHORITY SPECIAL OBLIGATIONS
                 (OTHER REVENUE)                                                       6.25          01/15/2011              56,121
    25,800,000   PARISH OF DESOTO LA PCR SOUTHWESTERN ELECTRICAL POWER
                 (ELECTRICAL POWER REVENUE)+/-ss                                       3.25          01/01/2019          25,696,800
     1,000,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                        5.50          06/01/2029           1,004,210
       910,000   PORT OF NEW ORLEANS LA BOARD COMMERCE SPECIAL PROJECT CG
                 RAILWAY INCORPORATED (AIRPORT & MARINA REVENUE, NATL-RE
                 INSURED)                                                              5.25          08/15/2013             977,813
     2,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      6.00          10/01/2038           2,094,580
     5,000,000   ST. TAMMANY PARISH LA SLIDELL DEVELOPMENT COMPANY LLC PROJECT
                 A (IDR, REGIONS BANK LOC)+/-ss                                        0.60          05/01/2038           5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
LOUISIANA (continued)
$    1,000,000   TANGIPAHOA PARISH LA HOSPITAL SERVICE DISTRICT # 1 NORTH OAKS
                 MEDICAL CENTER PROJECT A (IHCFR)                                      5.00%         02/01/2012    $      1,027,820
     4,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                 CHEMICAL (IDR)+/-ss                                                   5.00          10/01/2021           4,014,960
     5,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                 CHEMICAL (IDR)+/-ss                                                   5.50          12/01/2023           5,022,800
                                                                                                                        134,756,119
                                                                                                                   ----------------
MAINE: 0.23%
     4,425,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                 REVENUE, ASSURED GUARANTY)                                            4.63          12/01/2013           4,664,393
     2,255,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (OTHER
                 REVENUE, ASSURED GUARANTY)                                            4.95          12/01/2014           2,407,258
                                                                                                                          7,071,651
                                                                                                                   ----------------
MARYLAND: 1.11%
       400,000   MARYLAND COMMUNITY DEVELOPMENT ADMINISTRATION RESIDENTIAL
                 SERIES H (HOUSING REVENUE)                                            4.55          09/01/2012             402,300
     1,420,000   MARYLAND INDUSTRIAL DEVELOPMENT FINANCING AUTHORITY SERIES A
                 (SALES TAX REVENUE)                                                   5.13          12/01/2011           1,425,453
    15,250,000   MARYLAND STATE HEFA KENNEDY (HCFR, RADIAN INSURED, SUNTRUST
                 BANK LOC)+/-ss                                                        0.34          07/01/2036          15,250,000
    17,295,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B (HCFR, SUNTRUST
                 BANK LOC)+/-ss                                                        0.34          07/01/2028          17,295,000
                                                                                                                         34,372,753
                                                                                                                   ----------------
MASSACHUSETTS: 4.54%
       225,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY DEVENS ELECTRIC
                 SYSTEMS (ELECTRIC REVENUE)                                            5.13          12/01/2011             234,603
     3,530,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I SERIES
                 A (STUDENT LOAN REVENUE)                                              2.25          01/01/2013           3,514,539
     3,000,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I SERIES
                 A (STUDENT LOAN REVENUE)                                              2.75          01/01/2014           2,987,100
     2,500,000   MASSACHUSETTS EDUCATIONAL FINANCING AUTHORITY ISSUE I SERIES
                 A (STUDENT LOAN REVENUE)                                              3.15          01/01/2015           2,494,025
     1,500,000   MASSACHUSETTS HEFA CARE GROUP SERIES E-2 (HCFR)                       5.00          07/01/2012           1,583,850
     1,725,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                 (HCFR)                                                                6.50          07/01/2012           1,771,144
     1,680,000   MASSACHUSETTS HEFA HEALTH SYSTEM CATHOLIC EAST (HCFR)                 5.00          11/15/2013           1,833,250
     3,000,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                 (COLLEGE & UNIVERSITY REVENUE)+/-ss                                   4.10          10/01/2037           3,110,670
     1,000,000   MASSACHUSETTS HEFA SERIES T-1 NORTHEASTERN UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE)+/-ss                                   4.13          10/01/2037           1,035,430
     1,870,000   MASSACHUSETTS HOUSING FINANCE AGENCY SERIES A (HOSPITAL
                 REVENUE, AGM INSURED)                                                 4.45          07/01/2011           1,908,148
     5,700,000   MASSACHUSETTS HOUSING FINANCE AUTHORITY CONSTRUCTION LOAN
                 NOTES SERIES A (HOUSING REVENUE, GO OF AGENCY)                        2.45          06/01/2013           5,679,936
     1,440,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                 SERIES A (OTHER REVENUE)                                              5.35          12/01/2010           1,456,690
     3,770,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                 MIX # 1 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                0.32          07/01/2014           3,388,288
     6,500,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                 6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)          0.32          07/01/2019           5,841,875
     1,140,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                 INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)          5.50          01/01/2016           1,067,724
       185,000   MASSACHUSETTS STATE PORT AUTHORITY DELTA AIRLINES
                 INCORPORATED PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)          5.50          01/01/2017             171,188
    25,000,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-ss              0.67          02/01/2013          25,000,000
    10,170,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-ss              0.82          02/01/2014          10,205,595

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MASSACHUSETTS (continued)
$   20,000,000   MASSACHUSETTS STATE TURNPIKE AUTHORITY HIGHWAY SYSTEM SUB
                 SERIES A (TOLL ROAD REVENUE, AMBAC INSURED)                           5.25%         01/01/2029    $     20,040,000
    15,500,000   MASSACHUSETTS STATE TURNPIKE AUTHORITY HIGHWAY SYSTEM SUB
                 SERIES B (TOLL ROAD REVENUE, NATL-RE INSURED)                         5.13          01/01/2023          15,550,375
    31,160,000   MASSACHUSETTS WATER RESOURCES AUTHORITY SUB GENERAL SERIES D
                 (WATER REVENUE, GO OF AUTHORITY)+/-ss                                 0.30          08/01/2011          31,160,000
                                                                                                                        140,034,430
                                                                                                                   ----------------
MICHIGAN: 5.40%
       780,000   COMSTOCK PARK MI PUBLIC SCHOOLS SCHOOL BUILDING & SITE
                 (PROPERTY TAX REVENUE, FGIC INSURED)                                  7.88          05/01/2011             810,202
     4,500,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                 (PROPERTY TAX REVENUE)                                                5.00          04/01/2013           4,443,435
    10,370,000   DETROIT MI CITY SCHOOL DISTRICT (PROPERTY TAX REVENUE, FSA
                 INSURED)+/-ss                                                         0.29          05/01/2029          10,370,000
    11,510,000   DETROIT MI CITY SCHOOL DISTRICT FLOATERS SERIES DC8032
                 (PROPERTY TAX REVENUE, FSA Q-SBLF INSURED, DEXIA CREDIT
                 LOC)+/-ss                                                             0.35          05/01/2029          11,510,000
     2,750,000   DETROIT MI CITY SCHOOL DISTRICT SCHOOL BUILDING & SITE
                 IMPROVEMENT SERIES A (PRIVATE SCHOOL REVENUE, FGIC INSURED)           5.00          05/01/2013           2,939,558
     2,540,000   DETROIT MI COBO HALL (TAX REVENUE, NATL-RE INSURED)                   5.00          09/30/2011           2,626,081
     4,350,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.00          09/30/2012           4,532,439
     4,320,000   DETROIT MI CONVENTION FACILITY COBO HALL (TAX REVENUE,
                 NATL-RE INSURED)                                                      5.00          09/30/2013           4,521,571
     6,320,000   DETROIT MI WATER SUPPLY FLOATS PT-2587 (WATER REVENUE, FGIC
                 INSURED)+/-ss                                                         0.54          07/01/2015           6,320,000
     2,505,000   DETROIT MI WATER SUPPLY SYSTEMS SENIOR LIEN SERIES B (WATER
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          07/01/2013           2,666,122
     1,790,000   FLINT MI INTERNATIONAL ACADEMY (PUBLIC SCHOOL REVENUE)                5.00          10/01/2017           1,691,425
     2,965,000   HURON VALLEY MI SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 NATL-RE INSURED)                                                      5.00          05/01/2015           3,271,107
     8,440,000   KALAMAZOO MI ECONOMIC DEVELOPMENT CORPORATION FRIENDSHIP VLG
                 (HCFR, FIFTH THIRD BANK LOC)+/-ss                                     0.35          05/01/2027           8,440,000
     3,445,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A
                 (HCFR)+/-ss                                                           5.00          01/15/2047           3,620,006
     8,450,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES A
                 (HCFR)+/-ss                                                           5.50          01/15/2047           9,396,569
    10,000,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B 2
                 (HCFR)+/-ss                                                           0.33          01/15/2047          10,000,000
       275,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES A (HCFR, AMBAC INSURED)                                5.00          05/01/2013             281,562
     1,250,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)               5.00          12/01/2012           1,290,900
     3,535,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES B GROUP A (OTHER REVENUE, AMBAC INSURED)               5.75          12/01/2014           3,722,249
       300,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES C (OTHER REVENUE, AMBAC INSURED)                       5.00          05/01/2013             307,158
     7,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                 (OTHER REVENUE)                                                       9.50          08/20/2010           6,989,290
     3,605,000   MICHIGAN PUBLIC EDUCATIONAL FACILITIES AUTHORITY LIMITED
                 OBLIGATION MICHIGAN TECHNICAL (OTHER REVENUE, FIFTH THIRD
                 BANK LOC)+/-ss                                                        0.38          02/01/2038           3,605,000
     2,500,000   MICHIGAN STATE BUILDING AUTHORITY SERIES I (LEASE REVENUE,
                 AGM INSURED)                                                          5.25          10/15/2014           2,700,250
     2,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY ASCENSION HEALTH
                 GROUP (HCFR)                                                          5.00          11/15/2015           2,224,060
       180,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY CHARITY OBLIGATION
                 GROUP SERIES A (HCFR)                                                 5.13          11/01/2029             180,713
     5,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM (HCFR, FIFTH THIRD BANK LOC)+/-ss              0.48          12/01/2032           5,000,000
     1,435,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                 (HCFR)                                                                5.00          05/15/2013           1,531,418
     1,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SPARROW HOSPITAL
                 OBLIGATED (HCFR)                                                      5.00          11/15/2015           1,066,870

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MICHIGAN (continued)
$    4,500,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED
                 GREENWOOD VILLA PROJECT (LOCAL HOUSING REVENUE, AGM INSURED)          4.75%         09/15/2017    $      4,761,810
     4,000,000   MICHIGAN STATE STRATEGIC FUND DETROIT ED (ELECTRICAL POWER
                 REVENUE)+/-ss                                                         3.05          08/01/2024           4,069,960
       590,000   MICHIGAN STATE STRATEGIC FUND LIMITED ADJUSTED REFUNDING DOW
                 CHEMICAL PROJECT SERIES J-A-2 (IDR)+/-ss                              5.50          12/01/2028             627,052
     1,000,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE
                 MANAGEMENT (RESOURCE RECOVERY REVENUE)+/-ss                           4.50          12/01/2013           1,035,480
     1,250,000   MICHIGAN STATE STRATEGIC FUND OBLIGATION DOW CHEMICAL A-1
                 (IDR)+/-ss                                                            6.75          12/01/2028           1,396,175
       250,000   MICHIGAN STATE STRATEGIC FUND OBLIGATION DOW CHEMICAL B-2
                 (IDR)                                                                 6.25          06/01/2014             281,275
    12,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                          5.25          12/01/2013          12,658,250
    10,170,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 SERIES A (AIRPORT REVENUE, NATLE-RE INSURED)                          5.25          12/01/2014          10,298,752
     1,500,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                 (AIRPORT REVENUE, NATL-RE FGIC INSURED)                               5.00          12/01/2012           1,534,305
     3,365,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT JUNIOR LIEN
                 (AIRPORT REVENUE, NATL-RE FGIC INSURED)                               5.00          12/01/2013           3,414,735
     1,110,000   WAYNE COUNTY MI DETROIT METROPOLITAN AIRPORT MBIA (AIRPORT &
                 MARINA REVENUE, MBIA FGIC INSURED)                                    5.00          12/01/2015           1,181,173
     7,045,000   WAYNE COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY AIRPORT
                 (AIRPORT & MARINA REVENUE, NATL-RE INSURED)                           5.25          12/01/2016           6,986,315
     1,075,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                 SYSTEMS (PROPERTY TAX REVENUE)                                        4.00          01/01/2013           1,137,264
     1,100,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                 SYSTEMS (PROPERTY TAX REVENUE)                                        4.00          01/01/2014           1,168,013
                                                                                                                        166,608,544
                                                                                                                   ----------------
MINNESOTA: 1.71%
     4,745,000   BECKER MN PCR NORTHERN STATES POWER SERIES A (IDR)+/-ss               8.50          03/01/2019           5,474,259
     8,400,000   BECKER MN PCR NORTHERN STATES POWER SERIES B (IDR)+/-ss               8.50          09/01/2019           9,690,996
       500,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                 (LEASE REVENUE)                                                       3.00          12/01/2012             515,835
       515,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                 (LEASE REVENUE)                                                       3.00          12/01/2013             530,934
       530,000   CHASKA MN INDEPENDENT SCHOOL DISTRICT # 112 COP SERIES B
                 (LEASE REVENUE)                                                       3.00          12/01/2014             541,029
    19,295,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY BENEDICTINE HEALTH
                 CENTER (HCFR, BHAC-CR AMBAC INSURED)                                  6.00          02/15/2020          19,362,918
       290,000   MARSHALL MN MEDICAL CENTER AVERA MARSHALL REGIONAL MEDICAL
                 CENTER PROJECT (HCFR)                                                 4.50          11/01/2011             304,541
     1,200,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 FACILITIES SERIES A (HCFR)                                            4.00          08/15/2014           1,264,056
       750,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 FACILITIES SERIES A1 (HCFR, AGM INSURED)                              4.00          08/15/2015             789,525
       600,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                 FACILITIES SERIES B (HCFR, AGM INSURED)                               5.00          08/15/2015             659,676
     9,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                 (HCFR, AMBAC INSURED)+/-ss(a)(m)(n)                                   0.40          11/15/2017           9,281,250
     1,275,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORT SERIES A (HCFR)        4.00          01/01/2015           1,366,622
     1,935,000   MINNEAPOLIS MN FAIRVIEW HEALTH SERVICES SERIES A (HCFR)               5.13          11/15/2013           2,107,215
       900,000   SEAWAY PORT AUTHORITY OF DULUTH MN INDUSTRIAL DEVELOPMENT
                 DOCK & WHARF REVENUE CARGILL INCORPORATED PROJECT (IDR)               4.20          05/01/2013             930,483
                                                                                                                         52,819,339
                                                                                                                   ----------------
MISSISSIPPI: 1.16%
     1,895,000   JACKSON STATE UNIVERSITY MI EDUCATIONAL BUILDING CORPORATION
                 CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-ss                        5.00          03/01/2034           1,947,397
     2,500,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT
                 PROMENADE PROJECT (IDR, REGIONS BANK LOC)+/-ss                        0.60          12/01/2037           2,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MISSISSIPPI (continued)
$   15,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT
                 A (IDR, MARSHALL & ILSLEY BANK LOC)+/-ss                              2.15%         10/01/2033    $     15,000,000
     3,580,000   MISSISSIPPI BUSINESS FINANCE CORPORATION SERIES A (ELECTRICAL
                 POWER)                                                                3.25          05/01/2014           3,599,081
    10,340,000   MISSISSIPPI BUSINESS FINANCE CORPORATION VY SERVICES
                 INCORPORATED SERIES A (IDR, REGIONS BANK LOC)+/-ss                    0.60          07/01/2023          10,340,000
     1,360,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION SERIES B1
                 (HCFR, ASSURED GUARANTY)                                              2.00          07/01/2012           1,371,506
     1,000,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY
                 MISSISSIPPI BAPTIST HEALTH SYSTEM INCORPORATED SERIES A (HCFR
                 REVENUE)                                                              5.00          08/15/2012           1,053,210
                                                                                                                         35,811,194
                                                                                                                   ----------------
MISSOURI: 0.72%
     4,250,000   CHESTERFIELD VALLEY TRANSPORTATION DEVELOPMENT DISTRICT MO
                 (SALES TAX REVENUE, CIFG INSURED)                                     4.00          04/15/2026           3,832,820
       805,000   FENTON MO GRAVOIS BLUFFS REDEVELOPMENT PROJECT (TAX INCREMENT
                 REVENUE)                                                              4.50          04/01/2021             754,712
     1,745,000   LAKE OF THE OZARKS MO COMMUNITY BRIDGE CORPORATION (TOLL ROAD
                 REVENUE)                                                              5.25          12/01/2014           1,590,672
       475,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                 CENTERPOINT SERIES F (LEASE REVENUE)                                  4.00          04/01/2012             493,867
       500,000   MISSOURI DEVELOPMENT FINANCE BOARD INDEPENDENCE MISSOURI
                 CENTERPOINT SERIES F (LEASE REVENUE)                                  4.25          04/01/2013             528,855
     1,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY KANSAS CITY POWER & LIGHT (IDR, XLCA INSURED)+/-ss          5.25          07/01/2017           1,056,140
     2,000,000   MISSOURI STATE ENVIRONMENTAL IMPROVEMENT & ENERGY RESOURCES
                 AUTHORITY KANSAS CITY POWER & LIGHT CORPORATION PROJECT
                 (IDR)+/-ss                                                            4.90          05/01/2038           2,100,380
     2,145,000   SIKESTON MO ELECTRICAL REVENUE (ELECTRICAL POWER, NATL-RE
                 INSURED)                                                              6.00          06/01/2013           2,260,766
     2,750,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES B
                 (AIRPORT REVENUE, NATL-RE FGIC INSURED)                               6.00          07/01/2013           3,016,475
     1,390,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES A-2
                 (AIRPORT REVENUE)                                                     4.25          07/01/2012           1,418,245
     5,835,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION CENTRE
                 SERIES B (LEASE REVENUE, AGM INSURED)##                               3.20          07/15/2014           5,081,935
                                                                                                                         22,134,867
                                                                                                                   ----------------
MONTANA: 0.62%
        90,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                 INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                      5.00          06/01/2011              92,380
       310,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                 INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE)                      5.00          06/01/2012             321,334
       150,000   FLATHEAD MT MUNICIPAL AIRPORT AUTHORITY MONTANA GLACIER PARK
                 INTERNATIONAL AIRPORT SERIES B (AIRPORT REVENUE)                      5.00          06/01/2012             155,484
       685,000   MONTANA HEALTH FACILITIES AUTHORITY BENEFITS HEALTH CARE
                 PROJECT (HCFR, AMBAC INSURED)                                         5.38          09/01/2011             711,222
       210,000   MONTANA STATE BOARD HOUSING SERIES A2 (SFMR, GO OF BOARD)             4.20          12/01/2013             215,198
    17,800,000   MONTANA STATE HEALTH FACILITY FINANCE AUTHORITY LINKED SAVERS
                 & RIBS (HCFR, AMBAC INSURED)                                          6.51          03/08/2016          17,785,048
                                                                                                                         19,280,666
                                                                                                                   ----------------
NEBRASKA: 0.34%
       490,000   BLAIR NE BOND ANTICIPATION NOTES SERIES B (WATER REVENUE)             4.65          06/15/2012             492,269
     2,000,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          12/01/2014           2,129,720
     6,925,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          12/01/2015           7,301,374
       475,000   O'NEILL NE ST. ANTHONY'S PROJECT (HCFR)                               6.25          09/01/2012             497,249
                                                                                                                         10,420,612
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEVADA: 0.21%
$    2,460,000   CLARK COUNTY NV JET AVIATION FUEL TAX SERIES C (AIRPORT
                 REVENUE, AMBAC INSURED)                                               5.00%         07/01/2013    $      2,623,344
     1,145,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                 AMBAC INSURED)                                                        5.25          06/01/2011           1,188,396
     1,195,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                 AMBAC INSURED)                                                        5.25          06/01/2012           1,266,581
     1,225,000   RENO NV WASHOE MEDICAL CENTER SERIES A (HOSPITAL REVENUE,
                 AMBAC INSURED)                                                        5.25          06/01/2013           1,312,061
                                                                                                                          6,390,382
                                                                                                                   ----------------
NEW HAMPSHIRE: 0.65%
     8,610,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                 ILLUMINATING COMPANY PROJECT (PCR)+/-ss                               7.13          07/01/2027           9,122,295
     5,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY UNITED ILLUMINATING
                 SERIES A (UTILITIES REVENUE)+/-ss                                     4.50          07/01/2027           5,069,750
     5,635,000   NEW HAMPSHIRE HOUSING FINANCE AUTHORITY SFMR SERIES B
                 (HOUSING REVENUE)                                                     5.00          07/01/2027           5,860,964
                                                                                                                         20,053,009
                                                                                                                   ----------------
NEW JERSEY: 1.02%
     2,700,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss        2.63          12/01/2029           2,707,236
     2,000,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY CIGARETTE TAX
                 (TOBACCO & LIQUOR TAXES REVENUE, FGIC INSURED)                        5.00          06/15/2012           2,059,600
     2,000,000   NEW JERSEY STATE HFFA CATHOLIC HEALTH EAST (HCFR)                     5.00          11/15/2013           2,182,440
    10,340,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 1B (STUDENT LOAN REVENUE)                                             3.00          12/01/2013          10,570,892
     5,000,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 1B (STUDENT LOAN REVENUE)                                             5.00          12/01/2013           5,460,900
     1,285,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (STUDENT LOAN REVENUE)                                              5.00          06/01/2013           1,390,344
     5,555,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (STUDENT LOAN REVENUE)                                              5.00          06/01/2014           6,069,560
       995,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (STUDENT LOAN REVENUE, AMBAC INSURED)                               5.20          06/01/2013             998,741
                                                                                                                         31,439,713
                                                                                                                   ----------------
NEW MEXICO: 0.55%
       165,000   ALBUQUERQUE NM MCT INDUSTRIES INCORPORATED PROJECT (IDR)              3.70          04/01/2010             165,000
     1,250,000   CLAYTON NM JAIL PROJECT REVENUE (OTHER REVENUE, CIFG INSURED)         5.00          11/01/2014           1,309,025
    10,685,000   FARMINGTON NM PCR SOUTHERN CALIFORNIA EDISON (IDR REVENUE)+/-ss       2.88          04/01/2029          10,564,794
       935,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS IA2 (SFMR,
                 FNMA INSURED)                                                         5.60          01/01/2039             995,167
       385,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING
                 REVENUE, GNMA INSURED)                                                4.05          07/01/2026             381,462
     3,490,000   NEW MEXICO MORTGAGE FINANCE AUTHORITY SFMR CLASS ID2 (HOUSING
                 REVENUE, GNMA INSURED)                                                4.38          07/01/2033           3,553,518
                                                                                                                         16,968,966
                                                                                                                   ----------------
NEW YORK: 4.95%
     1,300,000   BUFFALO NY SEWER AUTHORITY SERIES F (SEWER REVENUE, NATL-RE
                 FGIC INSURED)                                                         6.00          07/01/2013           1,377,818
     1,500,000   LONG ISLAND POWER NY AUTHORITY ELECTRICAL SYSTEM SERIES D
                 (ELECTRICAL POWER, NATL-RE INSURED)+/-ss                              3.49          09/01/2015           1,414,125
     4,010,000   MONROE COUNTY  NY AIRPORT AUTHORITY GREATER ROCHESTER
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)              5.75          01/01/2014           4,267,643
     5,030,000   MONROE COUNTY  NY AIRPORT AUTHORITY GREATER ROCHESTER
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)              5.75          01/01/2015           5,398,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEW YORK (continued)
$    3,830,000   MONROE COUNTY NY AIRPORT AUTHORITY GREATER ROCHESTER
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)              5.88%         01/01/2016    $      4,090,900
       135,000   NASSAU COUNTY NY IDAG NORTH SHORE HEALTH SYSTEMS PROJECTS C
                 (HCFR)                                                                5.63          11/01/2010             137,287
       205,000   NASSAU COUNTY NY IDAG SPECIAL NEEDS FACILITIES PROGRAM F1
                 (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)                           4.30          07/01/2010             204,471
    13,000,000   NEW YORK CITY NY HOUSING DEVELOPMENT CORPORATION MFHR SERIES
                 L-2 (HOUSING REVENUE)+/-ss                                            2.00          05/01/2045          12,912,900
     8,750,000   NEW YORK CITY NY IDA AMERICAN AIRLINES JFK INTERNATIONAL
                 AIRPORT (AIRPORT REVENUE)                                             7.13          08/01/2011           8,818,250
       250,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT
                 (LEASE REVENUE)                                                       5.00          01/01/2011             255,208
     6,935,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT
                 (LEASE REVENUE)                                                       5.00          01/01/2012           7,192,289
     2,000,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT
                 (LEASE REVENUE)                                                       5.50          01/01/2015           2,145,460
     1,070,000   NEW YORK CITY NY IDAG YANKEE STADIUM (RECREATIONAL REVENUE,
                 GUARANTEE AGREEMENT)##                                                2.10          03/01/2012           1,027,692
     2,755,000   NEW YORK CITY NY IDAG YANKEE STADIUM (RECREATIONAL REVENUE,
                 GUARANTEE AGREEMENT)##                                                2.50          03/01/2013           2,559,037
     1,000,000   NEW YORK CITY NY TRANSIT AUTHORITY TRIBOROUGH BRIDGE & TUNNEL
                 (LEASE REVENUE, AMBAC INSURED)                                        5.30          01/01/2012           1,013,080
     5,750,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                 SECTION SUBSERIES C2 (SALES TAX REVENUE, AGM INSURED)+/-ss            0.72          11/01/2027           5,750,000
    40,660,000   NEW YORK STATE DORMITORY AUTHORITY (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.33          07/01/2032          40,660,000
     7,425,000   NEW YORK STATE DORMITORY AUTHORITY NORTH SHORE JEWISH SERIES
                 B (HCFR)+/-ss                                                         0.90          05/01/2018           6,799,444
     7,995,000   NEW YORK STATE ENERGY R&D AUTHORITY NY STATE ELECTRICAL & GAS
                 D ( ELECTRICAL POWER, NATL-RE INSURED)+/-ss                           4.10          12/01/2015           8,035,215
     8,600,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR NEW YORK STATE
                 ELECTRICAL & GAS (IDR, NATL-RE INSURED)+/-ss                          4.10          03/15/2015           8,653,406
    14,000,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION COP (OTHER
                 REVENUE)                                                              5.88          02/01/2013          14,006,580
     1,505,000   NIAGARA FALLS NY BRIDGE COMMISSION SERIES B (TOLL ROAD
                 REVENUE, NATL-RE INSURED)                                             5.25          10/01/2015           1,600,733
       520,000   NIAGARA NY BUFFALO NIAGARA INTERNATIONAL AIRPORT SERIES A
                 (AIRPORT REVENUE, NATL-RE INSURED)                                    5.75          04/01/2011             524,170
       325,000   ORANGE COUNTY NY IDAG SPECIAL NEEDS FACILITIES POOLED PROGRAM
                 G1 (ECONOMIC DEVELOPMENT REVENUE, ACA INSURED)                        4.35          07/01/2011             317,886
    10,450,000   SENECA COUNTY NY IDAG SOLID WASTE DISPOSAL SENECA MEADOWS
                 PROJECT (IDR)+/-ss++                                                  6.63          10/01/2035          10,458,987
        25,000   SUFFOLK COUNTY NY IDAG SPECIAL NEEDS POOLED SERIES C1 (OTHER
                 REVENUE)                                                              6.88          07/01/2010              25,053
     3,145,000   TOBACCO SETTLEMENT FINANCING CORPORATION NY ASSET BACKED
                 SERIES A-1 CALLABLE (TOBACCO SETTLEMENT REVENUE)                      5.50          06/01/2016           3,165,128
                                                                                                                        152,810,807
                                                                                                                   ----------------
NORTH CAROLINA: 1.71%
     4,470,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                   7.00          01/01/2013           4,847,804
    34,149,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROMONT HEALTH (HCFR,
                 ASSURED GUARANTY)+/-ss                                                0.65          02/15/2035          34,149,000
     8,980,000   NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH
                 SYSTEM SERIES E1 (HCFR)+/-ss                                          5.75          12/01/2036           9,806,878
     1,250,000   PITT COUNTY NC MEMORIAL HOSPITAL (HCFR)                               5.38          12/01/2010           1,278,575
     2,465,000   RALEIGH DURHAM NC AIRPORT AUTHORITY SERIES A (AIRPORT
                 REVENUE, NATL-RE FGIC INSURED)                                        5.25          11/01/2013           2,558,473
                                                                                                                         52,640,730
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NORTH DAKOTA: 0.10%
$      685,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE
                 INSURED)                                                              5.50%         06/01/2011    $        689,000
     1,025,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                 NATL-RE INSURED)                                                      5.40          08/15/2011           1,027,850
     1,310,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATION GROUP (HCFR,
                 NATL-RE INSURED)                                                      5.40          08/15/2012           1,313,170
                                                                                                                          3,030,020
                                                                                                                   ----------------
OHIO: 2.24%
        50,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
                 (TOBACCO SETTLEMENT REVENUE)                                          4.25          06/01/2011              50,618
     4,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A-1
                 (TOBACCO SETTLEMENT REVENUE)                                          5.00          06/01/2011           4,083,480
     1,805,000   LAKE COUNTY OH LAKE HOSPITAL SYSTEM SERIES C (HCFR)                   4.00          08/15/2011           1,833,176
     1,625,000   MONTGOMERY COUNTY OH  WATER REVENUE GREATER MORAINE BEAVER
                 (WATER REVENUE, AMBAC INSURED)                                        4.00          05/01/2015           1,683,175
     5,500,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH INITIATIVES SERIES D2
                 (HCFR)+/-ss                                                           5.25          10/01/2038           5,986,970
     2,650,000   MONTGOMERY COUNTY OH WATER REVENUE REFUNDING SYSTEM GREATER
                 MORAINE BEAVER (WATER REVENUE, AMBAC INSURED)                         5.38          11/15/2015           2,768,402
     2,900,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY FIRST ENERGY
                 SERIES B (IDR)+/-ss                                                   3.00          10/01/2033           2,917,922
     1,500,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY POWER PROJECT
                 (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)+/-ss               4.85          08/01/2040           1,564,935
     1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                 CLEVELAND CLINIC HEALTH SERIES A (HCFR)                               4.00          01/01/2013           1,840,265
     1,000,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION HOSPITAL
                 CLEVELAND CLINIC HEALTH SERIES A (HCFR)                               5.00          01/01/2014           1,094,560
     7,500,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION SERIES B
                 UNIVERSITY HOSPITAL HEALTH SYSTEM (HCFR)+/-ss                         3.75          01/15/2025           7,700,625
       150,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION UNIVERSITY
                 HOSPITAL HEALTH SYSTEM SERIES A (HCFR)                                4.00          01/15/2013             157,527
     1,750,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION UNIVERSITY
                 HOSPITAL HEALTH SYSTEM SERIES A (HCFR)                                5.00          01/15/2014           1,891,015
     2,050,000   OHIO STATE HIGHER EDUCATIONAL FACILITY COMMISSION UNIVERSITY
                 HOSPITAL HEALTH SYSTEM SERIES C (HCFR)+/-ss                           4.88          01/15/2039           2,171,401
     2,700,000   OHIO STATE SOLID WASTE REPUBLIC SERVICES PROJECT (IDR)+/-ss           4.25          04/01/2033           2,698,029
     3,300,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                 PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                              2.63          07/01/2021           3,291,651
    25,000,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 567 (OTHER
                 REVENUE, NATL-RE INSURED)+/-ss                                        0.49          04/01/2026          25,000,000
     2,346,000   WASHINGTON COUNTY OH HOSPITAL REVENUE MARIETTA AREA HEALTH
                 (HCFR, AGM INSURED)+/-ss                                              0.35          12/01/2033           2,346,000
                                                                                                                         69,079,751
                                                                                                                   ----------------
OKLAHOMA: 1.41%
       636,526   COMANCHE COUNTY OK INDEPENDENT SCHOOL DISTRICT # 4 GERONIMO
                 (EDUCATIONAL FACILITIES REVENUE)                                      6.25          08/15/2014             673,005
     1,865,000   MCCLAIN COUNTY OK ECONOMIC DEVELOPMENT AUTHORITY EDUCATIONAL
                 FACILITIES BLANCHARD PUBLIC SCHOOLS PROJECT (LEASE REVENUE)           4.25          09/01/2014           1,971,249
     4,490,000   MUSKOGEE OK INDUSTRIAL TRUST EDUCATIONAL FACILITIES PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE, ASSURED GUARANTY)                     4.25          09/01/2012           4,779,740
     5,905,000   OKLAHOMA CITY OK AIRPORT TRUST JUNIOR LIEN SERIES B (AIRPORT
                 REVENUE, ACA INSURED)                                                 5.75          07/01/2015           5,954,248
    12,600,000   OKLAHOMA CITY OK INDUSTRIAL & CULTURAL FACILITIES SERIES B
                 (HCFR, NATL-RE INSURED)+/-ss(a)(m)(n)                                 0.79          06/01/2019          11,781,000
       235,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY JONES PUBLIC SCHOOL
                 PROJECT (LEASE REVENUE)                                               4.00          09/01/2014             246,734
     2,590,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                       4.00          03/01/2013           2,712,896

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
OKLAHOMA (continued)
$    3,405,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                       4.00%         03/01/2014    $      3,568,917
       840,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY WESTERN HEIGHTS PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                       3.25          09/01/2012             860,840
     1,090,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY LEASE REVENUE
                 DEPARTMENT OF HUMAN SERVICES COMMUNITY OFFICE (LEASE REVENUE,
                 AMBAC INSURED)                                                        5.25          02/01/2015           1,120,269
     3,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY PCR PUBLIC SERVICE
                 COMPANY OKLAHOMA PROJECT (IDR)                                        5.25          06/01/2014           3,252,600
     1,130,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE
                 SERIES A (OTHER REVENUE)                                              2.00          12/01/2012           1,141,684
     1,000,000   OKMULGEE OK MUNICIPAL UTILITY SYSTEM & SALES TAX REVENUE
                 SERIES A (OTHER REVENUE)                                              2.25          12/01/2013           1,011,480
     1,035,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT &
                 MARINA REVENUE)                                                       3.00          06/01/2012           1,051,902
     2,250,000   TULSA OK AIRPORTS IMPROVEMENT TRUST SERIES A (AIRPORT &
                 MARINA REVENUE)                                                       3.00          06/01/2013           2,264,715
     1,035,000   WOODWARD COUNTY OK PFA (SALES TAX REVENUE)                            4.00          04/01/2014           1,083,604
                                                                                                                         43,474,883
                                                                                                                   ----------------
OREGON: 0.29%
     1,000,000   GILLIAM COUNTY OR WASTE MANAGEMENT SERIES A (OTHER
                 REVENUE)+/-ss                                                         6.00          08/01/2025           1,002,960
     1,000,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM (HCFR)         5.00          03/15/2013           1,079,330
       750,000   OREGON STATE FACILITIES AUTHORITY LEGACY HEALTH SYSTEM (HCFR)         5.00          03/15/2014             815,648
     6,000,000   SALEM OR HOSPITAL FACILITY AUTHORITY SALEM HOSPITAL PROJECT
                 SERIES C (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss              0.42          08/15/2036           6,000,000
                                                                                                                          8,897,938
                                                                                                                   ----------------
PENNSYLVANIA: 8.94%
       525,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE FGIC INSURED)         6.00          01/01/2013             531,405
       700,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)              5.75          01/01/2013             740,719
    29,405,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTER SERIES A-1 (HCFR)+/-ss                   0.89          02/01/2021          26,685,038
     1,475,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTER SERIES B (HCFR)                          5.00          06/15/2014           1,633,341
    10,560,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                          5.00          05/15/2014          11,674,925
     9,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                          5.00          05/15/2015           9,924,840
     9,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES F (HCFR)+/-ss                     1.34          05/15/2038           9,000,000
     1,090,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY WEST
                 PENNSYLVANIA SERIES A (HCFR)                                          5.00          11/15/2011           1,089,270
     1,000,000   ALLEGHENY COUNTY PA IDAG DUQUESNE LIGHT PCR SERIES A
                 (ELECTRIC REVENUE, AMBAC INSURED)+/-ss                                4.35          12/01/2013           1,042,870
       500,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                 NATL-RE INSURED)                                                      5.00          12/01/2012             517,000
     4,070,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                 NATL-RE INSURED)                                                      5.38          12/01/2013           4,268,006
     2,585,000   ALLEGHENY COUNTY PA UNIVERSITY OF PITTSBURGH MEDICAL CENTER
                 SERIES B (HCFR)                                                       5.00          06/15/2014           2,862,500
     2,100,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss              3.00          10/01/2047           2,112,978
       765,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                             5.25          10/01/2010             764,403
     1,870,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOLS REVENUE)                                             5.63          10/01/2015           1,782,895
       650,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN
                 (HCFR)                                                                3.75          01/01/2013             647,621
     2,310,000   CUMBERLAND COUNTY PA MUNICIPAL AUTHORITY DIAKON LUTHERAN
                 (HCFR)                                                                5.00          01/01/2015           2,389,695

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA (continued)
$    4,290,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                 (RESOURCE RECOVERY REVENUE)                                           6.10%         07/01/2013    $      4,294,505
       200,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES 1985 B
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                       0.35          12/01/2020             200,000
     4,400,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                       0.35          12/01/2017           4,400,000
     1,100,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                       0.35          12/01/2019           1,100,000
     1,725,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA
                 INSURED)                                                              4.50          02/15/2013           1,729,261
     3,250,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                 OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                     4.40          12/15/2010           3,151,363
     8,080,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D-1
                 (OTHER REVENUE, AGM INSURED)+/-ss                                     6.75          12/01/2033           8,241,681
    13,500,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                 SERIES D-2 (HCFR, NATL-RE INSURED)+/-ss                               5.00          12/01/2033          13,615,965
     2,535,000   LUZERNE COUNTY PA SERIES C (PROPERTY TAX REVENUE, FSA INSURED)        7.00          11/01/2018           2,961,919
     2,000,000   LYCOMING COUNTY PA HEALTH SYSTEM SUSQUEHANNA HEALTH SYSTEM
                 PROJECT A (HCFR, ACA INSURED)                                         5.00          07/01/2014           2,099,660
       850,000   MCKEAN COUNTY PA BRADFORD HOSPITAL PROJECT (HCFR, ACA INSURED)        5.00          10/01/2010             850,332
     2,000,000   MCKEESPORT PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                 AMBAC INSURED)##                                                      3.50          10/01/2014           1,709,000
     6,135,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)          5.00          10/15/2013           6,486,229
       900,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)          5.25          10/15/2014             963,567
     4,215,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                               5.00          12/01/2013           4,209,141
     2,250,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                               5.00          12/01/2014           2,225,003
     1,650,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                               5.00          12/01/2015           1,597,695
    11,785,000   PENNSYLVANIA EDFA MAIN LINE HEALTH (OTHER REVENUE)+/-ss               0.69          10/01/2027          11,063,169
     4,250,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      2.75          09/01/2013           4,255,185
     6,500,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      2.63          12/01/2033           6,495,190
     1,590,000   PENNSYLVANIA STATE FINANCE AUTHORITY COMMUNITY COLLEGE BEAVER
                 COUNTY PROJECT (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)        4.65          12/01/2013           1,594,532
     5,310,000   PENNSYLVANIA STATE HEFAR FOUNDATION INDIANA UNIVERSITY PA
                 SERIES A (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss            0.62          07/01/2017           4,775,018
     3,970,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                 CENTER SERIES E (HCFR)                                                5.00          05/15/2014           4,389,153
     3,750,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                 CENTER SERIES E (HCFR)                                                5.00          05/15/2015           4,135,350
     1,375,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF THE ARTS (COLLEGE &
                 UNIVERSITY REVENUE, RADIAN INSURED)                                   5.50          03/15/2013           1,377,503
    15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                 REVENUE)+/-ss                                                         1.19          12/01/2013          15,000,000
    20,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                 REVENUE)+/-ss                                                         1.34          12/01/2014          20,000,000
     1,000,000   PHILADELPHIA PA 16TH SERIES (NATURAL GAS REVENUE, AGM INSURED)        5.50          07/01/2013           1,008,970
     1,150,000   PHILADELPHIA PA 4TH SERIES 1998 GENERAL ORDINANCE (NATURAL
                 GAS REVENUE, AGM INSURED)                                             5.25          08/01/2015           1,230,765
     3,225,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE (UTILITIES
                 REVENUE, AMBAC INSURED)                                               5.00          10/01/2013           3,390,862
     1,000,000   PHILADELPHIA PA 8TH SERIES 1998 GENERAL ORDINANCE (NATURAL
                 GAS REVENUE)                                                          5.00          08/01/2013           1,056,050
     4,045,000   PHILADELPHIA PA 8TH SERIES GENERAL ORDINANCE (NATURAL GAS
                 REVENUE)                                                              5.00          08/01/2014           4,235,884
     2,300,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT
                 PHILADELPHIA AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE FGIC
                 INSURED)                                                              5.00          07/01/2015           2,307,820
     8,000,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES A
                 (LEASE REVENUE, NATL-RE FGIC INSURED)                                 5.00          10/01/2012           8,482,800
     5,625,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT SERIES A
                 (LEASE REVENUE, NATL-RE FGIC INSURED)                                 5.00          10/01/2013           6,000,581

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA (continued)
$    2,320,000   PHILADELPHIA PA CITY OF PHILADELPHIA (PROPERTY TAX REVENUE,
                 CIFG INSURED)                                                         5.00%         08/01/2014    $      2,473,398
       780,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                   4.00          04/01/2012             799,921
     1,290,000   PHILADELPHIA PA MUNICIPAL AUTHORITY (LEASE REVENUE)                   4.00          04/01/2013           1,328,623
     2,265,000   PHILADELPHIA PA PARKING AUTHORITY (AIRPORT REVENUE)                   5.00          09/01/2012           2,407,695
    10,105,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES A (PROPERTY TAX
                 REVENUE, AMBAC INSURED, STATE AID WITHHOLDING)                        5.00          08/01/2015          11,215,843
     7,500,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                       5.00          09/01/2013           8,230,800
     2,405,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES E (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                       5.00          09/01/2011           2,535,519
     6,250,000   PITTSBURGH PA WATER & SEWER AUTHORITY SERIES C (WATER
                 REVENUE, ASSURED GUARANTY)+/-ss                                       2.63          09/01/2035           6,268,563
     2,000,000   ST MARY HOSPITAL AUTHORITY PA CATHOLIC HEALTHCARE EAST SERIES
                 B (HCFR)                                                              5.00          11/15/2013           2,182,440
                                                                                                                        275,744,461
                                                                                                                   ----------------
PUERTO RICO: 1.14%
       310,000   CHILDREN'S TRUST FUND PUERTO RICO ASSET-BACKED BONDS (TOBACCO
                 SETTLEMENT REVENUE)                                                   4.00          05/15/2010             310,440
     2,740,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                5.50          07/01/2011           2,854,806
       100,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES 2447 (OTHER REVENUE, ASSURED GUARANTY)+/-ss                    0.31          07/01/2036             100,000
     4,120,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES W MBIA (FUEL SALES TAX REVENUE, NATL-RE IBC INSURED)           5.50          07/01/2013           4,380,549
       215,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES EE (ELECTRIC
                 REVENUE, NATL-RE INSURED)                                             5.25          07/01/2014             216,299
     1,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)        5.00          07/01/2011           1,558,755
     4,125,000   PUERTO RICO GOVERNMENT FACILITIES SERIES M (LEASE REVENUE,
                 COMMONWEALTH GUARANTEED)                                              5.50          07/01/2011           4,260,671
     4,625,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)              4.75          10/01/2011           4,629,625
       420,000   PUERTO RICO HIGHWAY & TRANSPORTATION AUTHORITY SERIES CC
                 (TOLL ROAD REVENUE)                                                   5.00          07/01/2012             439,761
     2,470,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES W (FUEL SALES TAX
                 REVENUE)                                                              5.50          07/01/2013           2,639,244
     1,820,000   PUERTO RICO HIGHWAY & TRANSPORTATION SERIES X (FUEL SALES TAX
                 REVENUE)                                                              5.50          07/01/2013           1,944,706
    11,250,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
                 (SALES TAX REVENUE)+/-ss                                              5.00          08/01/2039          11,769,188
                                                                                                                         35,104,044
                                                                                                                   ----------------
RHODE ISLAND: 0.04%
     1,175,000   RHODE ISLAND HEALTH & EDUCATIONAL BUILDING CORPORATION
                 PROVIDENCE PUBLIC SCHOOLS PROGRAM SERIES A (OTHER REVENUE,
                 AGM INSURED)                                                          5.00          05/15/2014           1,294,733
                                                                                                                   ----------------
SOUTH CAROLINA: 1.17%
     1,350,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                16.00          01/01/2027             108,675
     3,435,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                15.60          01/01/2028             250,755
    18,250,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.40          01/01/2037             766,500
    14,500,000   CONNECTOR 2000 ASSOCIATION INCORPORATED CAPITAL APPRECIATION
                 SERIES B (TOLL ROAD REVENUE)##(i)####                                12.10          01/01/2038             575,650
        65,000   GREENVILLE COUNTY SC DONALDSON INDUSTRIAL AIR PARK PROJECT A
                 (AIRPORT REVENUE)                                                     5.50          04/01/2011              63,396
     1,100,000   ORANGEBURG COUNTY SC JOINT GOVERNMENT ACTION AUTHORITY (SALES
                 TAX REVENUE, NATL-RE INSURED)                                         5.00          10/01/2013           1,151,062
     2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                             5.00          04/01/2011           2,065,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
SOUTH CAROLINA (continued)
$    1,860,000   PIEDMONT MUNICIPAL POWER AGENCY SC UNREFUNDED BALANCE 2004
                 SERIES A (ELECTRICAL POWER REVENUE, FGIC INSURED)                     6.50%         01/01/2016    $      2,174,600
     1,520,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                 HEALTH PROJECT (HCFR)                                                 5.00          02/01/2014           1,648,926
       225,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                 HEALTH PROJECT (HCFR)                                                 3.00          02/01/2015             223,592
     1,145,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                 HEALTH PROJECT (HCFR)                                                 5.00          02/01/2015           1,239,772
    14,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ASHLEY
                 HALL PROJECT (PRIVATE SCHOOLS REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                             0.32          12/01/2036          14,000,000
     9,460,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH (HCFR)+/-ss                                                    1.04          08/01/2039           8,885,305
     2,900,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (TOBACCO
                 SETTLEMENT FUNDED)                                                    5.00          06/01/2018           2,896,143
                                                                                                                         36,050,013
                                                                                                                   ----------------
SOUTH DAKOTA: 0.07%
       830,000   LOWER BRULE SIOUX TRIBE OF SOUTH DAKOTA SERIES B (PROPERTY
                 TAX REVENUE)                                                          5.15          05/01/2014             751,341
       120,000   SOUTH DAKOTA EDFA POOLED LOAN PROGRAM MCELEEG SD PROJECT-B
                 (IDR)                                                                 4.38          04/01/2011             123,540
     1,200,000   SOUTH DAKOTA STATE HEFA SANFORD HEALTH (HCFR)                         4.00          11/01/2013           1,268,916
                                                                                                                          2,143,797
                                                                                                                   ----------------
TENNESSEE: 5.84%
     7,600,000   CHATTANOOGA TN INDUSTRIAL BOARD (RECREATIONAL REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          07/01/2026           7,600,000
     1,850,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM
                 INSURED)                                                              5.00          10/01/2013           1,994,411
     4,200,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM
                 INSURED)                                                              5.00          10/01/2013           4,527,852
     1,650,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM
                 INSURED)                                                              5.00          10/01/2014           1,777,149
     4,085,000   CHATTANOOGA-HAMILTON COUNTY TN HOSPITAL AUTHORITY (HCFR, AGM
                 INSURED)                                                              5.00          10/01/2014           4,399,790
     9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                 0.60          07/01/2036           9,000,000
     3,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                 GAS REVENUE)                                                          5.00          12/15/2011           3,118,470
     2,785,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                 GAS REVENUE)                                                          5.00          12/15/2012           2,935,056
     2,395,000   ELIZABETHTON TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL
                 1ST MORTGAGE SERIES B (HCFR, NATL-RE INSURED)                         6.25          07/01/2014           2,589,905
    10,950,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 HOSPITAL 1ST MORTGAGE SERIES B (HCFR)                                 8.00          07/01/2033          12,374,376
     1,200,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 HOSPITAL SERIES B MBIA (HCFR, NATL-RE IBC INSURED)                    7.75          07/01/2029           1,349,928
    10,700,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                 MORTGAGE MOUNTAIN STATES (HCFR)                                       7.50          07/01/2033          11,981,753
     8,750,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                 MORTGAGE MOUNTAIN STATES SERIES A MBIA (HCFR, NATL-RE IBC
                 INSURED)                                                              7.50          07/01/2033           9,798,163
    21,305,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 MOUNTAIN STATES HEALTH (HCFR, REGIONS BANK LOC)+/-ss                  0.70          07/01/2038          21,305,000
    20,648,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 MOUNTAIN STATES HEALTH ALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss       0.70          07/01/2038          20,648,000
     7,000,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                 FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                         5.75          01/01/2012           7,389,340
     1,135,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                 UNIVERSITY HEALTH SYSTEM (HCFR)                                       4.13          04/01/2011           1,154,454

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TENNESSEE (continued)
$    1,750,000   LEWISBURG TN INDUSTRIAL DEVELOPMENT BOARD WASTE MANAGEMENT
                 INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                 2.50%         07/01/2012    $      1,747,305
     1,795,000   MEMPHIS SHELBY COUNTY TN AIRPORT AUTHORITY REFUNDING SERIES B
                 (AIRPORT REVENUE)                                                     4.00          07/01/2014           1,851,560
     1,200,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN COUNTY
                 HEFA MEHARRY MEDICAL COLLEGE (HCFR, AMBAC INSURED)                    6.00          12/01/2012           1,255,152
       200,000   METROPOLITAN NASHVILLE TN AIRPORT AUTHORITY IMPROVEMENT
                 SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)                      5.38          07/01/2013             201,468
     5,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                 IMPROVEMENT SERIES K-1 (OTHER REVENUE)+/-ss                           0.53          06/01/2034           5,000,000
     1,000,000   SEVIER COUNTY TN UTILITY DISTRICT (UTILITIES REVENUE, AMBAC
                 INSURED)                                                              5.40          05/01/2011           1,002,790
     1,335,000   SULLIVAN COUNTY TN HEALTH EDUCATION & HOUSING FACILITIES
                 BOARD WELLMONT HEALTH SYSTEMS (HCFR, RADIAN INSURED)                  5.00          09/01/2011           1,346,388
     3,130,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          09/01/2013           3,307,784
     8,135,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          09/01/2014           8,585,110
    20,690,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                          5.00          09/01/2015          21,822,984
     9,720,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                 GAS REVENUE)                                                          5.00          02/01/2015          10,265,292
                                                                                                                        180,329,480
                                                                                                                   ----------------
TEXAS: 5.70%
    10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                 (SALES TAX REVENUE, NATL-RE INSURED)                                  5.00          08/15/2034          10,006,300
     3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT BRAZORIA COUNTY
                 DOW CHEMICAL COMPANY PROJECT SERIES A-1 (IDR)+/-ss                    6.25          05/15/2033           3,201,840
     1,300,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                 COMPANY (OTHER REVENUE)                                               5.25          10/01/2011           1,311,856
     1,220,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)         5.00          10/01/2011           1,254,807
        10,000   GARZA COUNTY TX PUBLIC FACILITIES CORPORATION (LEASE REVENUE)         5.00          10/01/2012              10,332
     3,000,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                 CORPORATION METHODIST HOSPITAL SYSTEM SERIES B (HCFR)                 5.25          12/01/2013           3,347,700
     1,525,000   HARRIS COUNTY TX HEALTH FACILITIES CHRISTUS HEALTH SERIES A-5
                 (HCFR, AGM INSURED)+/-ss                                              0.78          07/01/2036           1,525,000
     1,250,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 MEMORIAL HOSPITAL SYSTEMS PROJECT SERIES A (HCFR, NATL-RE
                 INSURED)                                                              6.00          06/01/2012           1,355,413
     3,345,000   HARRIS COUNTY TX SPORTS AUTHORITY CAPITAL APPRECIATION JUNIOR
                 LIEN SERIES B (HOTEL OCCUPANCY TAX, NATL-RE INSURED)##                5.10          11/15/2011           3,079,139
     5,940,000   HOUSTON TX AIRPORT SYSTEM SUB LIEN SERIES A (AIRPORT REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.50          07/01/2017           5,958,711
     4,000,000   HOUSTON TX AIRPORT SYSTEM SUB LIEN SERIES B (AIRPORT REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.25          07/01/2015           4,006,000
     1,563,000   HOUSTON TX BENEFICIAL OWNERSHIP SERIES 14 PUTTABLE (HOUSING
                 REVENUE)ss                                                            5.75          11/01/2034           1,522,487
     3,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                 INSURED)+/-ss                                                         5.00          05/15/2034           3,114,960
     2,500,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                 INSURED)+/-ss                                                         5.00          05/15/2034           2,595,800
     2,930,000   HOUSTON TX HOTEL OCCUPANCY REFUNDING CONVENTION AND
                 ENTERTAINMENT (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)            5.38          09/01/2014           3,044,680
     3,505,000   HOUSTON TX HOTEL OCCUPANCY TAX & SUPPLEMENT SERIES B (HOTEL
                 OCCUPANCY TAX REVENUE, AMBAC INSURED)                                 5.75          09/01/2015           3,638,751
       995,000   HOUSTON TX HOUSING FINANCE CORPORATION SERIES A (HOUSING
                 REVENUE, GNMA INSURED)                                                6.75          06/01/2033           1,028,910
     5,080,000   LAREDO TX PUBLIC PROPERTY FINANCE CONTRACTUAL OBLIGATION              3.88          02/15/2018           5,039,309
       350,000   LEWISVILLE TX REFINANCING & CAPITAL IMPROVEMENT SPECIAL
                 ASSESSMENT (PROPERTY TAX REVENUE, ACA INSURED)                        5.75          09/01/2012             356,048
     3,260,000   LOWER COLORADO RIVER AUTHORITY TX (OTHER REVENUE, AMBAC
                 INSURED)                                                              5.00          05/15/2017           3,377,164
     1,510,000   LOWER COLORADO RIVER AUTHORITY TX UNREFUNDED BALANCE 2010
                 SERIES A (OTHER REVENUE, AGM INSURED)                                 5.88          05/15/2015           1,518,622
     3,500,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                 JOSEPH HEALTH SYSTEMS SERIES A (HCFR)+/-ss                            3.05          07/01/2030           3,545,010

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TEXAS (continued)
$    3,765,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT NAVIGATION
                 DISTRICT # 1 (IDR)+/-ss                                               5.13%         06/01/2030    $      3,901,218
     2,395,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L-2
                 (TOLL ROAD REVENUE)+/-ss                                              6.00          01/01/2038           2,641,877
     2,000,000   NORTH TEXAS TOLLWAY AUTHORITY SERIES A (TOLL ROAD REVENUE)            3.00          01/01/2012           2,016,980
       805,000   ODESSA TX HOUSING AUTHORITY SECTION 8 ASSISTANCE PROJECT
                 SERIES B (HOUSING REVENUE, HUD INSURED)                               6.38          10/01/2011             805,137
     5,360,000   SABINE RIVER TX AUTHORITY PCR TXU ELECTRIC COMPANY PROJECT
                 SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                             5.75          05/01/2030           5,159,000
       160,000   SAM RAYBURN TX MUNICIPAL POWER AGENCY (UTILITIES REVENUE,
                 NATL-RE INSURED)                                                      6.00          09/01/2010             163,814
     1,315,000   SAN ANTONIO TX HOTEL OCCUPANCY (OTHER REVENUE, NATL-RE
                 INSURED)##                                                            1.30          08/15/2011           1,292,277
    29,245,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES D (NATURAL GAS REVENUE)                                   5.63          12/15/2017          31,371,112
     4,875,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SERIES
                 A (UTILITIES REVENUE)                                                 5.00          12/15/2015           5,167,159
    40,850,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                 0.76          09/15/2017          39,399,825
    10,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                 0.87          09/15/2017           9,600,000
       600,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION SERIES A
                 (NATURAL GAS REVENUE)                                                 5.00          12/15/2012             632,328
     2,785,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE (ELECTRICAL
                 POWER, AMBAC INSURED)##                                               1.90          09/01/2012           2,660,148
     8,000,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE (ELECTRICAL
                 POWER, NATL-RE INSURED)##                                             2.90          09/01/2015           6,836,000
       340,000   TEXAS STATE AFFORDABLE HOUSING CORPORATION (HOUSING REVENUE,
                 GNMA INSURED)                                                         5.50          09/01/2038             360,220
                                                                                                                        175,845,934
                                                                                                                   ----------------
UTAH: 0.02%
       750,000   UTAH STATE CHARTER SCHOOL FINANCE AUTHORITY SUMMIT ACADEMY
                 SERIES A (OTHER REVENUE)                                              5.13          06/15/2017             723,023
                                                                                                                   ----------------
VIRGIN ISLANDS: 0.62%
     1,100,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN NOTES DIAGO SERIES A
                 (OTHER REVENUE)                                                       6.00          10/01/2014           1,167,276
       645,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTES
                 SERIES A (SEWER REVENUE)                                              5.00          10/01/2014             689,808
     2,500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)               5.00          10/01/2013           2,666,075
       500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)               5.00          10/01/2014             534,735
     3,250,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                  5.00          10/01/2013           3,454,653
     2,250,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                  5.00          10/01/2014           2,398,073
       400,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO SERIES
                 A (OTHER REVENUE)                                                     3.00          10/01/2010             401,908
       465,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO SERIES
                 A (OTHER REVENUE)                                                     3.00          10/01/2011             467,646
       465,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO SERIES
                 A (OTHER REVENUE)                                                     3.00          10/01/2012             463,968
       605,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES DIAGO SERIES
                 A (OTHER REVENUE)                                                     5.00          10/01/2013             639,902
     3,500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (ELECTRICAL,
                 POWER & LIGHT REVENUE)                                                4.00          07/01/2013           3,614,730
     2,500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (ELECTRICAL,
                 POWER & LIGHT REVENUE)                                                4.00          07/01/2014           2,567,775
                                                                                                                         19,066,549
                                                                                                                   ----------------
VIRGINIA: 1.60%
     8,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT
                 (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                               0.60          10/01/2037           8,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
VIRGINIA (continued)
$    1,900,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER
                 Revenue)+/-ss                                                         4.80%         04/01/2027    $      1,902,850
     3,000,000   CHESTERFIELD COUNTY VA IDA PCR SERIES A (IDR)+/-ss                    5.88          06/01/2017           3,098,700
     2,425,000   CHESTERFIELD COUNTY VA IDA PCR SERIES B (IDR)+/-ss                    5.88          06/01/2017           2,504,783
     2,375,000   HARRISONBURG VA IDA ROCKINGHAM MEMORIAL HOSPITAL (HCFR,
                 SUNTRUST BANK LOC)+/-ss                                               0.34          12/01/2021           2,375,000
     6,095,000   LOUISA VA IDA ELECTRIC & POWER COMPANY PROJECT SERIES A
                 (UTILITIES REVENUE)+/-ss                                              2.50          03/01/2031           6,070,132
     3,500,000   MARQUIS COUNTY VA IDA (OTHER REVENUE)                                 5.10          09/01/2013           3,082,380
       360,000   RICHMOND VA GOVERNMENT FACILITIES REVENUE BONDS (LEASE
                 REVENUE, AMBAC INSURED)                                               5.00          07/15/2013             389,369
     8,695,000   RUSSELL COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES
                 B (HCFR, REGIONS BANK LOC)+/-ss                                       0.70          07/01/2038           8,695,000
     8,651,000   SMYTH COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES C
                 (HCFR, REGIONS BANK LOC)+/-ss                                         0.70          07/01/2032           8,651,000
       395,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE)                                        4.50          06/01/2012             403,844
       535,000   VIRGINIA COLLEGE BUILDING AUTHORITY REGENT UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          06/01/2014             554,902
       750,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                 (HOUSING REVENUE, GO OF AUTHORITY)                                    3.90          01/01/2013             759,143
       600,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                 (HOUSING REVENUE, GO OF AUTHORITY)                                    3.90          07/01/2013             608,118
       750,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SERIES A-5
                 (HOUSING REVENUE, GO OF AUTHORITY)                                    4.20          07/01/2014             767,850
     1,500,000   VIRGINIA STATE HOUSING DEVELOPMENT AUTHORITY SUB SERIES C
                 (HOUSING REVENUE)                                                     4.25          07/01/2013           1,537,230
                                                                                                                         49,400,301
                                                                                                                   ----------------
WASHINGTON: 1.66%
       500,000   PORT KALAMA WA SERIES B (AIRPORT REVENUE)                             5.25          12/01/2015             536,360
       260,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                 INSURED)                                                              4.25          12/01/2011             270,988
       200,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                 INSURED)                                                              4.25          12/01/2012             209,952
       185,000   PORT MOSES LAKE WA SERIES A (PROPERTY TAX REVENUE, XLCA
                 INSURED)                                                              4.25          12/01/2013             195,240
       395,000   QUINAULT INDIAN NATION WA QUINAULT BEACH SERIES A (OTHER
                 REVENUE, ACA INSURED)                                                 5.80          12/01/2015             344,622
       500,000   SKAGIT COUNTY WA PUBLIC HOSPITAL DISTRICT #1 (HOSPITAL
                 REVENUE)                                                              5.50          12/01/2013             530,620
        75,000   SNOHOMISH COUNTY WA PUBLIC HOSPITAL DISTRICT #3 SERIES A
                 (PROPERTY TAX REVENUE)                                                6.00          06/01/2010              75,009
       965,000   SPOKANE WA PUBLIC FACILITIES DISTRICT SERIES A (TAX REVENUE,
                 NATL-RE INSURED)                                                      5.00          12/01/2011           1,019,725
    15,190,000   TOBACCO SETTLEMENT AUTHORITY WA ASSET-BACKED (TOBACCO
                 SETTLEMENT FUNDED REVENUE)                                            6.50          06/01/2026          15,404,483
       790,000   WASHINGTON SATE HEFAR WHITWORTH UNIVERSITY PROJECT (COLLEGE &
                 UNIVERSITY REVENUE)                                                   4.00          10/01/2014             813,281
    25,230,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER (LEASE
                 REVENUE, NATL-RE)                                                     5.25          07/01/2015          25,311,998
     2,000,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                 (HCFR)                                                                5.00          08/15/2012           2,148,940
     1,250,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                 (HCFR)                                                                5.00          08/15/2013           1,359,638
     1,500,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY SERIES A
                 (HCFR)                                                                5.00          08/15/2014           1,639,590
       710,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT (COLLEGE
                 & UNIVERSITY REVENUE)                                                 4.00          10/01/2012             733,387
       630,000   WASHINGTON STATE HEFAR WHITWORTH UNIVERSITY PROJECT (COLLEGE
                 & UNIVERSITY REVENUE)                                                 4.00          10/01/2013             650,570
                                                                                                                         51,244,403
                                                                                                                   ----------------
WEST VIRGINIA: 0.11%
       545,000   BERKELEY COUNTY WV PUBLIC SEWER SERIES A (OTHER REVENUE)              4.55          10/01/2014             567,748
       200,000   KANAWHA COUNTY WV RESIDENTIAL MORTGAGE (HOUSING REVENUE, FGIC
                 INSURED)                                                              7.38          09/01/2011             218,842
        95,000   OHIO COUNTY WV BUILDING COMMISSION MEDICAL CENTER (HCFR)              7.00          10/01/2010              97,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WEST VIRGINIA (continued)
$    2,400,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY PCR SERIES D
                 (UTILITIES REVENUE)+/-ss                                              4.85%         05/01/2019    $      2,526,240
                                                                                                                          3,410,583
                                                                                                                   ----------------
WISCONSIN: 1.91%
     9,300,000   BADGER WI TOBACCO ASSET SECURITIZATION CORPORATION
                 ASSET-BACKED PREREFUNDED (OTHER REVENUE)                              6.13          06/01/2027           9,982,527
     2,130,000   KENOSHA WI USD # 1 SERIES A (PROPERTY TAX REVENUE)                    4.00          04/01/2013           2,247,576
       825,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                 (HOUSING REVENUE, AMBAC INSURED, GO OF AUTHORITY)                     5.88          11/01/2016             834,578
       810,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES F
                 (HOUSING REVENUE)                                                     5.20          07/01/2018             822,037
       555,000   WISCONSIN STATE HEFA AURORA HEALTHCARE INCORPORATED SERIES A
                 (HCFR)                                                                5.00          04/15/2012             587,196
     1,500,000   WISCONSIN STATE HEFA AURORA HEALTHCARE INCORPORATED SERIES A
                 (HCFR)                                                                5.00          04/15/2014           1,603,635
     1,250,000   WISCONSIN STATE HEFA FROEDTERT & COMMUNITY HEALTHCARE (HCFR)          4.00          04/01/2014           1,315,100
     6,645,000   WISCONSIN STATE HEFA MARQUETTE UNIVERSITY (COLLEGE &
                 UNIVERSITY REVENUE, NATL-RE INSURED)                                  5.25          06/01/2013           6,683,076
    17,100,000   WISCONSIN STATE HEFA MERCY ALLIANCE INCORPORATED (HCFR,
                 MARSHALL & ILSLEY LOC)+/-ss                                           1.00          06/01/2022          17,100,000
     1,000,000   WISCONSIN STATE HEFA MINISTRY HEALTHCARE SERIES A (HCFR)              4.00          08/15/2014           1,052,110
     1,750,000   WISCONSIN STATE HEFA MINISTRY HEALTHCARE SERIES A (HCFR)              5.00          08/15/2015           1,910,878
     1,730,000   WISCONSIN STATE HEFA THEDACARE INCORPORATED SERIES A (HCFR)           5.00          12/15/2014           1,893,918
     3,405,000   WISCONSIN STATE HEFA THEDACARE INCORPORATED SERIES B (HCFR)           4.00          12/15/2014           3,578,621
       405,000   WISCONSIN STATE HEFA THREE PILLARS COMMUNITIES (HCFR)                 5.00          08/15/2010             408,694
       860,000   WISCONSIN STATE HEFA WHEATON HEALTHCARE SERIES B (HCFR)               5.00          08/15/2012             888,113
     7,750,000   WISCONSIN STATE HEFA WHEATON HEALTHCARE SERIES B (HCFR)+/-ss          4.75          08/15/2025           8,192,448
                                                                                                                         59,100,507
                                                                                                                   ----------------
WYOMING: 0.03%
     1,000,000   LINCOLN COUNTY WY ENVIRONMENTAL CORPORATION (RESOURCE
                 RECOVERY REVENUE)+/-ss                                                4.13          11/01/2025           1,028,940
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $3,029,080,793)                                                                   3,050,005,106
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 0.18%
MUTUAL FUNDS: 0.18%
     5,536,204   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 TRUST~(l)(u)                                                          0.13%                              5,536,204
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,536,204)                                                                            5,536,204
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,109,544,632)*                                                    101.44%                                     3,130,421,526
OTHER ASSETS AND LIABILITIES, NET                                          (1.44)                                       (44,569,717)
                                                                         -------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $  3,085,851,809
                                                                         -------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

SHORT-TERM MUNICIPAL BOND FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,110,071,786 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 33,954,634
GROSS UNREALIZED DEPRECIATION    (13,604,894)
                                ------------
NET UNREALIZED APPRECIATION     $ 20,349,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 96.58%
ALABAMA: 2.60%
$    1,100,000   ALABAMA 21ST CENTURY AUTHORITY (TOBACCO SETTLEMENT REVENUE)          5.50%          12/01/2011    $      1,141,382
     2,500,000   ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY CAPITAL
                 IMPROVEMENT SERIES B (SALES TAX REVENUE)                              5.00          05/01/2013           2,763,525
     8,000,000   ALABAMA STATE PUBLIC SCHOOL & COLLEGE AUTHORITY SERIES A
                 (SALES TAX REVENUE)                                                   5.00          05/01/2013           8,843,280
     4,705,000   ALABAMA WATER POLLUTION CONTROL AUTHORITY REVOLVING FUND LOAN
                 (OTHER REVENUE, AMBAC INSURED)                                        5.75          08/15/2012           4,715,633
     8,000,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA ELECTRIC A
                 RMKT (ELECTRIC REVENUE, GUARANTEE AGREEMENT)+/-ss                     1.23          08/01/2037           7,996,560
     4,205,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA ELECTRIC
                 COOPERATIVE INCORPORATE PROJECT SERIES C (ELECTRIC REVENUE,
                 AMBAC INSURED)+/-ss(a)(m)(n)                                          0.69          08/01/2016           3,994,750
     8,600,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD PCR ELECTRIC SERIES C
                 RMKT (RESOURCE RECOVERY REVENUE)+/-ss                                 1.60          12/01/2024           8,599,742
    47,900,000   CHATOM AL INDUSTRIAL DEVELOPMENT BOARD POWERSOUTH ENERGY
                 COOPERATIVE PROJECTS SERIES A (ELECTRIC REVENUE, AMBAC
                 INSURED)+/-ss                                                         1.60          11/15/2038          47,918,681
     2,380,000   COUNTY OF JEFFERSON AL SERIES B-8 (OTHER REVENUE, FIRST
                 SECURITY BANK INSURED)                                                5.25          02/01/2012           2,302,460
     4,415,000   GULF SHORES AL MEDICAL CLINIC BOARD COLONIAL PINNACLE MOB
                 PROJECT (HCFR, REGIONS BANK LOC)+/-ss                                 0.60          07/01/2034           4,415,000
     6,550,000   HUNTSVILLE AL OAKWOOD COLLEGE INCORPORATED PROJECT (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           0.60          09/01/2026           6,550,000
     3,550,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.75          10/01/2012           3,610,563
     5,030,000   HUNTSVILLE AL SOLID WASTE DISPOSAL AUTHORITY (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.50          10/01/2014           5,084,123
     2,225,000   HUNTSVILLE MADISON COUNTY AL AIRPORT AUTHORITY (AIRPORT
                 REVENUE, AGM INSURED)                                                 5.00          07/01/2011           2,294,242
       500,000   INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES FINANCING
                 AUTHORITY OF MOBILE AL SERIES A (HCFR)                                5.00          02/01/2012             526,310
     1,000,000   INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES FINANCING
                 AUTHORITY OF MOBILE AL SERIES A (HCFR)                                5.00          02/01/2013           1,066,130
     4,930,000   JEFFERSON COUNTY AL YMCA PROJECT (OTHER REVENUE, AMSOUTH BANK
                 LOC)+/-ss                                                             0.60          09/01/2025           4,930,000
    20,500,000   MOBILE AL EDUCATIONAL BUILDING AUTHORITY SPRING HILL COLLEGE
                 PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                        0.60          09/01/2037          20,500,000
       250,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD PCR ALABAMA POWER
                 COMPANY BARRY SERIES B (POWER REVENUE)+/-ss                           4.88          06/01/2034             266,438
     3,375,000   MOBLIE AL PRICHARD UNIVERSITY EDUCATIONAL BUILDING AUTHORITY
                 UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)+/-ss      0.60          03/01/2025           3,375,000
       500,000   MONTGOMERY AL MEDICAL CLINIC BOARD JACKSON HOSPITAL & CLINIC
                 (HCFR)                                                                5.00          03/01/2011             510,000
     3,205,000   TUSCALOOSA COUNTY AL BOARD OF EDUCATION SERIES B (SALES TAX
                 REVENUE, REGIONS BANK LOC)+/-ss                                       0.67          02/01/2017           3,205,000
    53,500,000   UNIVERSITY OF ALABAMA AT BIRMINGHAM SERIES B (HCFR, REGIONS
                 BANK LOC)+/-ss                                                        0.60          09/01/2031          53,500,000
                                                                                                                        198,108,819
                                                                                                                   ----------------
ALASKA: 1.56%
    37,500,000   ALASKA SATE HOUSING FINANCE CORPORATION SERIES A (HOUSING
                 REVENUE, AGM INSURED)+/-ss                                            0.38          06/01/2032          37,500,000
    74,700,000   ALASKA STATE HOUSING FINANCE CORPORATION SERIES A (HOUSING
                 REVENUE)+/-ss                                                         0.31          12/01/2041          74,700,000
     3,000,000   ALASKA STATE HOUSING FINANCE CORPORATION SERIES B (HOUSING
                 REVENUE)+/-ss                                                         0.32          12/01/2041           3,000,000
     2,000,000   ALASKA STATE INTERNATIONAL AIRPORT SYSTEMS SERIES A (AIRPORT
                 REVENUE, AMBAC INSURED)                                               5.13          10/01/2010           2,017,200
     1,000,000   ALASKA STATE INTERNATIONAL AIRPORTS SYSTEM SERIES A (AIRPORT
                 REVENUE, NATL-RE INSURED)                                             5.00          10/01/2010           1,019,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ALASKA (continued)
$    1,000,000   ALASKA STUDENT LOAN CORPORATION SERIES A-3 (STUDENT LOAN
                 REVENUE)                                                              5.00%         06/01/2011    $      1,040,970
                                                                                                                        119,277,340
                                                                                                                   ----------------
ARIZONA: 3.00%
    45,635,000   ARIZONA HEALTH FACILITIES AUTHORITY BANNER HEALTH SERIES F
                 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss                                  0.29          01/01/2029          45,635,000
     5,565,000   ARIZONA HEALTH FACILITIES AUTHORITY FLOATS MT-383 (HCFR)+/-ss         0.84          02/01/2042           5,565,000
     9,000,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CATHOLIC
                 HEALTHCARE WEST SERIES E (HCFR)+/-ss                                  5.00          07/01/2029           9,483,300
    64,410,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES A (HCFR)+/-ss                                         1.29          02/01/2042          59,643,660
    43,300,000   ARIZONA HEALTH FACILITIES AUTHORITY PHOENIX CHILDREN'S
                 HOSPITAL SERIES B (HCFR)+/-ss                                         1.14          02/01/2042          40,095,800
     3,195,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES A
                 (OTHER REVENUE, AMBAC INSURED)                                        5.25          07/01/2012           3,414,209
     2,275,000   ARIZONA SCHOOL FACILITIES BOARD STATE SCHOOL TRUST SERIES A
                 (OTHER REVENUE, AMBCA INSURED)                                        5.25          07/01/2011           2,375,601
     7,400,000   COCHISE COUNTY AZ POLLUTION CONTROL CORPORATION ARIZONA
                 ELECTRIC POWER COOPERATIVE INCORPORATED PROJECT (OTHER
                 REVENUE, GUARANTEE AGREEMENT)+/-ss                                    1.48          09/01/2024           7,395,190
     8,200,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES A
                 (HCFR, NATL-RE INSURED)                                               5.75          07/01/2011           8,226,896
     5,400,000   MARICOPA COUNTY AZ IDA CATHOLIC HEALTH CARE WEST SERIES B
                 (HCFR)+/-ss                                                           5.00          07/01/2025           5,742,522
     2,000,000   MARICOPA COUNTY AZ IDA SOLID WASTE DISPOSAL WASTE MANAGEMENT
                 INCOME PROJECT (SOLID WASTE REVENUE)+/-ss                             7.00          12/01/2031           2,040,260
     5,000,000   MOHAVE COUNTY AZ IDA MOHAVE PRISON LLC EXPANSION PROJECT
                 (OTHER REVENUE)                                                       6.75          05/01/2012           5,320,650
    32,000,000   SCOTTSDALE AZ IDA SCOTTSDALE HEALTH CARE SERIES F (HCFR,
                 FIRST SECURITY BANK INSURED)+/-ss(a)(m)(n)                            1.01          09/01/2045          32,000,000
     1,450,000   YAVAPAI COUNTY AZ IDA WASTE MANAGEMENT INCORPORATED PROJECT
                 (OTHER REVENUE)+/-ss                                                  4.00          06/01/2027           1,452,480
                                                                                                                        228,390,568
                                                                                                                   ----------------
ARKANSAS: 0.37%
       250,000   LITTLE ROCK AR HEALTH FACILITIES BOARD BAPTIST HEALTH BRIDGE
                 PROJECT (HCFR)                                                        5.00          09/01/2010             253,723
     1,260,000   NORTH LITTLE ROCK AR HEALTH FACILITIES BOARD BAPTIST HEALTH
                 SERIES B (HCFR)                                                       5.00          12/01/2010           1,289,572
    26,145,000   NORTHWEST AR REGIONAL AIRPORT AUTHORITY SERIES A (AIRPORT
                 REVENUE, REGIONS BANK LOC)+/-ss                                       0.64          02/01/2021          26,145,000
       535,000   SPRINGDALE AR (SALES TAX REVENUE, AGM INSURED)                        4.00          07/01/2027             514,959
                                                                                                                         28,203,254
                                                                                                                   ----------------
CALIFORNIA: 11.68%
       900,000   AUSTIN CA TRUST SERIES 2008-1182 (HOUSING REVENUE)+/-ss               0.37          02/01/2042             900,000
    17,750,000   AUSTIN CA TRUST SERIES 2008-3309 (HOUSING REVENUE)+/-ss               0.37          08/01/2028          17,750,000
     3,480,000   CALIFORNIA HFA HOME MORTGAGE SERIES E (HOUSING REVENUE, FGIC
                 INSURED)                                                              5.00          02/01/2014           3,547,930
       100,000   CALIFORNIA HFA HOME MORTGAGE SERIES F (HOUSING REVENUE,
                 NATL-RE INSURED)                                                      4.70          08/01/2016             100,938
    24,700,000   CALIFORNIA HFA PUTTERS SERIES 2878 (HOUSING REVENUE)+/-ss             0.54          02/01/2015          24,700,000
     3,850,000   CALIFORNIA HFFA CALIFORNIA PRESBYTERIAN HOMES (HCFR)+/-ss             0.43          07/01/2034           3,850,000
     3,000,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES G (HCFR)+/-ss         5.00          07/01/2028           3,187,560
     1,630,000   CALIFORNIA HFFA CATHOLIC HEALTHCARE WEST SERIES H UNREFUNDED
                 BALANCE (HCFR)+/-ss                                                   4.45          07/01/2026           1,676,960
     2,000,000   CALIFORNIA HFFA CEDARS-SINAI MEDICAL CENTER (HCFR)                    5.00          08/15/2011           2,100,300
     7,100,000   CALIFORNIA HFFA SAN DIEGO HOSPITAL SERIES A (HCFR, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                0.43          07/15/2018           6,478,821

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    8,850,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 FLOATERS PT 3689 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss              0.47%         07/01/2036    $      8,850,000
     9,220,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
                 FLOATERS PT 3701 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss              0.54          07/01/2036           9,220,000
    46,830,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ORANGE
                 COUNTY PERFORMING SERIES C (RECREATIONAL FACILITIES REVENUE,
                 ALLIED IRISH BANK PLC LOC)+/-ss                                       0.43          07/01/2034          46,830,000
     1,625,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC
                 GAS & ELECTRIC COMPANY SERIES G PUTTABLE (NATURAL GAS
                 REVENUE)+/-ss                                                         3.75          12/01/2018           1,640,048
    13,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK PACIFIC
                 GAS & ELECTRIC SERIES E+/-ss                                          2.25          11/01/2026          13,000,000
     7,445,000   CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT SERIES A (RESOURCE RECOVERY REVENUE)+/-ss        1.00          02/01/2019           7,440,533
     6,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                 A (RESOURCE RECOVERY REVENUE)+/-ss                                    5.00          11/01/2038           6,345,660
     2,500,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                 A 1 (RESOURCE RECOVERY REVENUE)+/-ss                                  4.70          04/01/2025           2,584,750
     6,000,000   CALIFORNIA PCFA WASTE MANAGEMENT INCORPORATED PROJECT SERIES
                 C (IDR)+/-ss                                                          6.75          12/01/2027           6,166,080
     1,000,000   CALIFORNIA PCFA WASTE SERVICES INCORPORATED SERIES A (OTHER
                 REVENUE)+/-ss                                                         4.50          06/01/2018           1,002,710
    64,720,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G-5 (WATER
                 REVENUE, AGM INSURED)+/-ss                                            0.35          05/01/2016          64,720,000
    54,700,000   CALIFORNIA STATE FLOATERS DC-8035 (FSA INSURED, DEXIA CREDIT
                 LOCAL LOC)+/-ss                                                       0.33          08/01/2032          54,700,000
    18,795,000   CALIFORNIA STATE FLOATERS DCL-049 (GENERAL FUND REVENUE, FSA
                 INSURED, DEXIA CREDIT LOCAL LOC)+/-ss                                 0.54          08/01/2032          18,795,000
     4,910,000   CALIFORNIA STATE FLOATERS PT-2266 (GENERAL FUND REVENUE,
                 AMBAC INSURED)+/-ss                                                   0.54          04/01/2017           4,910,000
     5,285,000   CALIFORNIA STATE FLOATERS PT-2272 (GENERAL FUND REVENUE, FSA
                 INSURED)+/-ss                                                         0.54          02/01/2015           5,285,000
     4,395,000   CALIFORNIA STATE FLOATERS PT-2831 (GENERAL FUND REVENUE,
                 AMBAC INSURED)+/-ss                                                   0.54          02/01/2028           4,395,000
    45,400,000   CALIFORNIA STATEWIDE CDA (HCFR)+/-ss++                                0.46          07/01/2012          45,400,000
     8,700,000   CALIFORNIA STATEWIDE CDA HEALTH FACILITIES CATHOLIC SERIES E
                 (HCFR, AGM INSURED)+/-ss                                              0.77          07/01/2040           8,700,000
    10,570,000   CALIFORNIA TRANSPORTATION FINANCING AUTHORITY (TRANSIT
                 REVENUE, AGM INSURED)+/-ss                                            0.31          10/01/2027          10,570,000
    23,800,000   CHINO BASIN CA REGIONAL FINANCING AUTHORITY INLAND EMPIRE
                 UTILITY SERIES B (WATER REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss         0.29          06/01/2032          23,800,000
    12,000,000   FONTANA CA USD BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)         4.00          12/01/2012          12,360,960
     4,700,000   GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES A-1
                 (OTHER REVENUE)                                                       4.00          06/01/2010           4,709,165
     2,675,000   HACIENDA LA PUENTE CA USD FLOATERS PT-2877 (PROPERTY TAX
                 REVENUE, FGIC INSURED)+/-ss                                           0.54          08/01/2024           2,675,000
     2,815,000   INLAND VALLEY DEVELOPMENT AGENCY CA SERIES A (TAX ALLOCATION
                 REVENUE)                                                              5.25          04/01/2010           2,815,000
    28,040,000   IRWINDALE CA CDA FLOATERS PT-3542 (TAX ALLOCATION REVENUE,
                 FSA INSURED)+/-ss                                                     0.54          07/15/2026          28,040,000
     8,535,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3137 (HOUSING
                 REVENUE)+/-ss                                                         0.54          02/01/2015           8,535,000
     2,160,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3138 (HCFR)+/-ss++        0.29          11/15/2014           2,160,000
    41,225,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3146 (HCFR)+/-ss++        0.29          11/15/2014          41,225,000
    28,940,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3175 (HCFR)+/-ss++        0.29          05/15/2014          28,940,000
     1,995,000   JPMORGAN CHASE PUTTERS/DRIVERS TRUST SERIES 3177 (HOUSING
                 REVENUE)+/-ss++                                                       0.54          02/01/2015           1,995,000
     9,600,000   LIVERMORE CA COP CAPITAL PROJECTS (LEASE REVENUE, ALLIED
                 IRISH BANK PLC LOC)+/-ss                                              0.45          10/01/2030           9,600,000
     1,410,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          11/15/2010           1,441,471
     2,340,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          11/15/2014           2,503,355

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$    4,205,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NAUTRAL GAS
                 REVENUE)                                                              5.00%         11/15/2011    $      4,369,836
     6,305,000   LONG BEACH CA BOND FINANCE AUTHORITY SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00          11/15/2013           6,710,222
    44,300,000   LONG BEACH CA COMMUNITY COLLEGE DISTRICT BOND ANTICIPATION
                 NOTES SERIES A                                                        9.85          01/15/2013          52,749,782
     2,330,000   LONG BEACH CA SERIES A (AIRPORT REVENUE)                              5.75          05/15/2013           2,363,179
       455,000   LONG BEACH CA SERIES B (AIRPORT REVENUE)                              3.00          06/01/2011             460,242
    29,500,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 PROPOSITION A 1ST TIER SERIES A3 (TAX REVENUE)+/-ss                   0.29          07/01/2031          29,500,000
     5,500,000   NEWPORT BEACH CA HOAG MEMORIAL PRESBYTERIAN HOSPITAL SERIES C
                 (HCFR)+/-ss                                                           4.00          12/01/2038           5,633,815
    10,000,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.62          07/01/2013           9,572,500
     5,225,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.77          07/01/2017           4,662,006
     2,750,000   ORANGE COUNTY CA LOCAL TRANSPORTATION AUTHORITY LINKED SAVERS
                 & RIBS (SALES TAX REVENUE)                                            6.20          02/14/2011           2,827,138
    29,100,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES A (HCFR, AGM
                 INSURED)+/-ss(a)(m)(n)                                                1.00          11/01/2036          29,100,000
    24,250,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES B (HCFR, AGM
                 INSURED)+/-ss                                                         1.00          11/01/2036          24,250,000
    11,125,000   PALOMAR POMERADO HEALTH CARE DISTRICT COP SERIES C (HCFR, AGM
                 INSURED)+/-ss(a)(m)(n)                                                1.00          11/01/2036          11,125,000
     1,225,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.50          11/01/2010           1,229,361
     8,240,000   PORT OF OAKLAND CA SERIES K UNREFUNDED (MARINA REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.75          11/01/2013           8,259,776
     2,590,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (SPECIAL ASSESSMENT TAX)                                     3.00          08/15/2011           2,604,141
     2,980,000   POWAY CA COMMUNITY FACILITIES DISTRICT # 88-1 PARKWAY
                 BUSINESS (SPECIAL ASSESSMENT TAX)                                     3.25          08/15/2012           2,991,443
     8,940,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4011 (SEWER
                 REVENUE, FGIC INSURED)+/-ss                                           0.54          12/01/2023           8,940,000
     9,665,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4043 (TAX
                 REVENUE, FSA GO OF DISTRICT INSURED)+/-ss                             0.54          10/15/2023           9,665,000
     9,825,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4166 (PROPERTY
                 TAX REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                             0.54          03/01/2016           9,825,000
    27,610,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4211 (PROPERTY
                 TAX REVENUE,)+/-ss                                                    0.54          02/01/2025          27,610,000
    10,640,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4369 (FSA
                 INSURED)+/-ss                                                         0.54          08/01/2032          10,640,000
     1,215,000   ROSEVILLE CA NATURAL GAS FINANCE AUTHORITY (NATURAL GAS
                 REVENUE)                                                              5.00          02/15/2012           1,266,309
       510,000   SACRAMENTO CA MUD PREREFUNDED SERIES A (ELECTRIC REVENUE,
                 NATL-RE INSURED)                                                      6.25          08/15/2010             521,082
    12,325,000   SACRAMENTO CA SUBURBAN WATER DISTRICT COP SERIES A2 (LEASE
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.38          11/01/2028          12,325,000
     8,665,000   SACRAMENTO COUNTY CA SFMR FLOATERS 2327 (GOVERNMENT
                 SECURITIES REVENUE, FNMA GNMA INSURED)+/-ss                           0.61          10/01/2023           8,665,000
     1,000,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                              5.00          02/15/2012           1,050,920
     4,110,000   SAN DIEGO CA PFFA BALLPARK SERIES A (LEASE REVENUE, AMBAC
                 INSURED)                                                              5.00          02/15/2013           4,364,039
     4,400,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                 SERIES 37D (OTHER REVENUE, AGM INSURED)+/-ss                          0.32          05/01/2030           4,400,000
     2,230,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                 SERIES ISSUE 24A (AIRPORT REVENUE, AGM INSURED)                       5.75          05/01/2013           2,262,447
     2,890,000   SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND
                 SERIES ISSUE 24A (AIRPORT REVENUE, AGM INSURED)                       5.75          05/01/2014           2,932,050
    10,000,000   STATE OF CALIFORNIA GO PURPOSE SERIES A (OTHER REVENUE)               0.36          04/07/2010          10,000,000
     5,045,000   TUSTIN CA COMMUNITY REDEVELOPMENT AGENCY (OTHER REVENUE)+/-ss         0.50          07/01/2010           5,045,000
     1,730,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT 2004 ELECTION
                 SERIES A (PROPERTY TAX REVENUE)                                       6.00          08/01/2012           1,906,893
       315,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           4.50          07/01/2011             324,548
       285,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           4.50          07/01/2012             298,278
       290,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           4.50          07/01/2013             304,004

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CALIFORNIA (continued)
$      305,000   WASHINGTON TOWNSHIP CA HEALTH CARE DISTRICT SERIES A (HCFR)           5.00%         07/01/2014    $        325,264
     2,135,000   WEST BASIN CA MUD COP SERIES A 1 (WATER REVENUE)+/-ss                 0.29          08/01/2027           2,135,000
     1,500,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                              3.00          12/01/2011           1,511,550
     1,000,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                              4.00          12/01/2011           1,023,910
     8,550,000   WILLIAM S. HART CA USD BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                              5.00          12/01/2011           8,893,112
                                                                                                                        890,290,088
                                                                                                                   ----------------
COLORADO: 2.91%
       105,318   ARAPAHOE COUNTY CO IDK PARTNERS I TRUST SERIES A CLASS A
                 (SFMR, GNMA INSURED)                                                  5.25          11/01/2019             106,305
     9,640,000   ARKANSAS RIVER POWER AUTHORITY CO FLOATERS PT-3550 (UTILITIES
                 REVENUE, XLCA INSURED)+/-ss                                           0.54          10/01/2026           9,640,000
     6,000,000   COLORADO ECFA NORTHWESTERN COLLEGE SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)+/-ss                       2.14          08/01/2038           6,000,000
    25,000,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES B
                 (HCFR)+/-ss                                                           5.00          07/01/2039          26,977,750
     2,495,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH SERIES
                 C-6 (HCFR)+/-ss                                                       3.95          09/01/2036           2,537,141
       500,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
                 COMMUNITIES INCORPORATED (HCFR)                                       5.00          12/01/2010             507,695
     1,000,000   COLORADO HEALTH FACILITIES AUTHORITY COVENANT RETIREMENT
                 COMMUNITIES INCORPORATED (HCFR)                                       5.00          12/01/2011           1,034,830
     1,555,000   COLORADO HEALTH FACILITIES AUTHORITY LONGMONT UNITED HOSPITAL
                 SERIES B (HCFR, RADIAN INSURED)                                       5.25          12/01/2011           1,614,152
    57,715,000   COLORADO HEALTH FACILITIES AUTHORITY ROCS RR II R-10425CE
                 (HCFR)+/-ss++                                                         0.46          11/15/2027          57,715,000
    18,675,000   COLORADO SPRINGS CO SUB LIEN IMPROVEMENTS SERIES A (UTILITY
                 REVENUE)+/-ss                                                         0.35          11/01/2025          18,675,000
    10,835,000   DENVER CO CITY & COUNTY (AIRPORT REVENUE, NATL-RE INSURED)+/-ss       0.61          11/15/2012          10,835,000
     1,370,000   DENVER CO CITY & COUNTY RENTAL CAR PROJECT SERIES A (OTHER
                 REVENUE, NATL-RE INSURED)                                             6.00          01/01/2011           1,382,234
    10,000,000   DENVER CO CITY & COUNTY SERIES A (AIRPORT REVENUE, AMBAC
                 INSURED)                                                              6.00          11/15/2013          10,242,100
     2,950,000   DENVER CO CITY & COUNTY SUBSERIES F2 (AIRPORT REVENUE,
                 ASSURED GUARANTY)+/-ss                                                0.70          11/15/2025           2,950,000
     2,750,000   DENVER CO CITY & COUNTY SUBSERIES F3 (AIRPORT REVENUE,
                 ASSURED GUARANTY)+/-ss                                                0.74          11/15/2025           2,750,000
     2,225,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A (TOLL ROAD
                 REVENUE, NATL-RE INSURED)                                             5.00          09/01/2010           2,267,943
     1,500,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES A2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          09/01/2039           1,551,915
    10,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B (TOLL ROAD
                 REVENUE, NATL-RE INSURED)##                                           3.40          09/01/2011           9,527,800
     1,000,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B1 (TOLL ROAD
                 REVENUE, NATL -RE INSURED)                                            4.00          09/01/2010           1,007,110
     6,715,000   E-470 PUBLIC HIGHWAY AUTHORITY CO SERIES B2 (TOLL ROAD
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00          09/01/2039           6,947,406
     1,535,000   FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss        0.40          01/01/2025           1,535,000
    45,795,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY REVENUE (COLLEGE &
                 UNIVERSITY REVENUE)+/-ss++                                            0.46          09/06/2012          45,795,000
                                                                                                                        221,599,381
                                                                                                                   ----------------
CONNECTICUT: 0.61%
    16,400,000   CAPITAL CITY CT EDFA SERIES B (AUTO PARKING REVENUE)+/-ss             0.33          06/15/2024          16,400,000
    17,250,000   CAPITAL CITY CT EDFA SERIES B (AUTO PARKING REVENUE)+/-ss             0.33          06/15/2034          17,250,000
     9,800,000   CONNECTICUT STATE DEVELOPMENT AUTHORITY CONNECTICUT LIGHT &
                 POWER SERIES A (PCR)+/-ss                                             1.40          05/01/2031           9,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
CONNECTICUT (continued)
$    2,390,000   CONNECTICUT STATE HEFA VETERAN MEMORIAL MEDICAL CENTER SERIES
                 A (HCFR, NATL-RE INSURED)                                             5.25%         07/01/2010    $      2,396,812
     1,000,000   CONNECTICUT STATE SPECIAL OBLIGATION BRADLEY INTERNATIONAL
                 AIRPORT SERIES A (LEASE REVENUE, ACA INSURED)                         6.13          07/01/2010           1,000,720
                                                                                                                         46,847,532
                                                                                                                   ----------------
DELAWARE: 0.71%
    44,935,000   DELAWARE PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS+/-ss            0.91          07/01/2047          44,935,000
     4,200,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY DELMARVA POWER
                 & LIGHT COMPANY PROJECT (IDR)+/-ss                                    0.47          10/01/2017           4,200,000
     5,200,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY DELMARVA POWER
                 & LIGHT COMPANY PROJECT (IDR)+/-ss                                    0.47          10/01/2029           5,200,000
                                                                                                                         54,335,000
                                                                                                                   ----------------
DISTRICT OF COLUMBIA: 1.16%
    12,000,000   DISTRICT OF COLUMBIA AMERICAN COLLEGE CARDIOLOGY (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           0.60          06/01/2040          12,000,000
     6,000,000   DISTRICT OF COLUMBIA BOND ANTICIPATION NOTES PILOT ARTHUR
                 (OTHER REVENUE)                                                       4.00          12/01/2012           6,266,640
     5,545,000   DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL
                 PEACE (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 0.35          11/01/2045           5,545,000
     1,000,000   DISTRICT OF COLUMBIA CHILDREN'S HOSPITAL SERIES A (HCFR, FGIC
                 INSURED)                                                              6.25          07/15/2010           1,002,930
     8,000,000   DISTRICT OF COLUMBIA GEORGETOWN DAY SCHOOL ISSUES (PRIVATE
                 SCHOOLS REVENUE, SUNTRUST BANK LOC)+/-ss                              0.60          07/01/2040           8,000,000
     6,750,000   DISTRICT OF COLUMBIA INCOME TAX SERIES C (OTHER REVENUE)+/-ss         0.48          12/01/2011           6,746,693
     6,010,000   DISTRICT OF COLUMBIA INTERNATIONAL ECONOMICS ISSUE (OTHER
                 REVENUE, SUNTRUST BANK LOC)+/-ss                                      0.34          06/01/2025           6,010,000
    28,200,000   DISTRICT OF COLUMBIA POPULATION SERVICES INTERNATIONAL (OTHER
                 REVENUE, SUNTRUST BANK LOC)+/-                                        0.60          11/01/2042          28,200,000
    15,000,000   DISTRICT OF COLUMBIA SIDWELL FRIENDS SCHOOL (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           0.60          04/01/2035          15,000,000
                                                                                                                         88,771,263
                                                                                                                   ----------------
FLORIDA: 8.95%
    10,700,000   ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY SHANDS HOSPITAL
                 AT THE UNIVERSITY OF FLORIDA (HCFR, NATL-RE INSURED)                  6.00          12/01/2011          10,730,495
     2,000,000   ARCADIA FL HOUSING AUTHORITY ARCADIA OAKS ASSOCIATION LIMITED
                 PROJECT (MFHR)                                                        4.25          01/01/2012           2,001,240
     1,000,000   AVE MARIA STEWARDSHIP COMMUNITY DEVELOPMENT DISTRICT FL
                 ANTICIPATION BONDS (SPECIAL ASSESSMENT REVENUE)                       4.80          11/01/2012             905,110
     1,525,000   BROWARD COUNTY FL PASSENGER FINANCIAL CONVENTION LIEN SERIES
                 H-1 (AIRPORT REVENUE, AMBAC INSURED)                                  5.25          10/01/2011           1,537,337
     3,100,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE INSURED)         5.38          09/01/2011           3,109,858
     5,665,000   BROWARD COUNTY FL SERIES C (AIRPORT REVENUE, NATL-RE INSURED)         5.38          09/01/2012           5,679,332
     4,700,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)         5.25          10/01/2011           4,738,023
     1,300,000   BROWARD COUNTY FL SERIES E (AIRPORT REVENUE, NATL-RE INSURED)         5.25          10/01/2012           1,309,724
    22,430,000   CAPE CORAL FL BOND ANTICIPATION NOTES (WATER REVENUE)                 6.00          10/01/2011          22,828,133
     1,645,000   FLORIDA DEVELOPMENT FINANCE CORPORATION ENTERPRISE BOND
                 CENTRAL FLORIDA SERIES A1 (IDR, SUNTRUST BANK LOC)+/-ss               0.75          06/01/2023           1,645,000
       500,000   FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION (COLLEGE
                 & UNIVERSITY REVENUE, NATL-RE INSURED)                                4.50          08/01/2010             505,775
     4,020,000   FLORIDA HOUSING FINANCE CORPORATION BRIARWOOD APARTMENTS
                 SERIES E (MFMR)                                                       4.00          10/01/2010           4,046,371
     1,735,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                 CONSTRUCTION PROJECTS (OTHER REVENUE)                                 3.25          11/01/2011           1,736,509
     1,785,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                 CONSTRUCTION PROJECTS (OTHER REVENUE)                                 3.50          11/01/2011           1,786,642
     2,170,000   FLORIDA RURAL UTILITY FINANCING COMMISSION PUBLIC
                 CONSTRUCTION PROJECTS (OTHER REVENUE)                                 4.00          11/01/2011           2,173,212

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$    3,095,000   FLORIDA STATE BOARD OF EDUCATION SERIES A (PARIMUTUEL BETTING
                 REVENUE)                                                              5.00%         07/01/2012    $      3,350,585
     5,000,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (OTHER REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.00          07/01/2012           5,045,750
     5,350,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (PARIMUTUEL BETTING
                 REVENUE)                                                              3.00          07/01/2012           5,556,403
     1,215,000   FLORIDA STATE BOARD OF EDUCATION SERIES C (PARIMUTUEL BETTING
                 REVENUE)                                                              5.00          07/01/2012           1,315,614
     2,335,000   FLORIDA STATE DEPARTMENT OF CORRECTIONS COP IKEECHOBEE
                 CORRECTIONAL (LEASE REVENUE, AMBAC INSURED)                           5.00          03/01/2011           2,408,763
    12,270,000   GULF BREEZE FL LOCAL GOVERNMENT LOAN SERIES FG & H (OTHER
                 REVENUE)+/-ss                                                         5.00          12/01/2020          12,451,596
     1,330,000   GULF BREEZE FL MIAMI BEACH LOCAL GOVERNMENT SERIES E (OTHER
                 REVENUE, FGIC INSURED)+/-ss                                           5.00          12/01/2020           1,348,633
    11,050,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SERIES D (HCFR, BANK
                 OF AMERICA NA LOC)+/-ss                                               0.27          11/15/2037          11,050,000
     2,805,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E
                 (HCFR)                                                                3.00          11/15/2011           2,878,070
     1,395,000   HIGHLANDS COUNTY FL HFA ADVENTIST HEALTH SUNBELT SERIES E
                 (HCFR)                                                                4.50          11/15/2012           1,490,655
     1,850,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY TAMPA INTERNATIONAL
                 AIRPORT SERIES A (AIRPORT REVENUE, AMBAC INSURED)                     5.25          10/01/2012           1,993,653
       825,000   HILLSBOROUGH COUNTY FL IDA HEALTH FACILITIES UNIVERSITY
                 COMMUNITY HOSPITAL SERIES A (HCFR)                                    4.00          08/15/2010             827,747
     1,550,000   HILLSBOROUGH COUNTY FL IDA UNIVERSITY COMMUNITY HOSPITAL
                 (HCFR, NATL-RE INSURED)                                               5.75          08/15/2010           1,553,395
     2,045,000   HILLSBOROUGH COUNTY FL SCHOOL BOARD COP MASTER LEASE PROGRAM
                 SERIES A (LEASE REVENUE, NATL-RE INSURED)                             5.50          07/01/2012           2,222,179
     8,360,000   JACKSON COUNTY FL ICE RIVER SPRINGS (IDR, REGIONS BANK LOC)+/-ss      0.67          07/01/2023           8,360,000
     1,200,000   JACKSONVILLE FL (SALES TAX REVENUE, AMBAC INSURED)                    5.50          10/01/2014           1,268,112
    28,200,000   JACKSONVILLE FL SERIES CAP PROJECT REVENUE B (WATER REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.34          10/01/2034          28,200,000
     2,990,000   KEY WEST FL UTILITY BOARD (UTILITIES REVENUE, AMBAC INSURED)          6.00          10/01/2011           3,191,137
     1,500,000   LAKE SHORE FL LAKESHORE HOSPITAL PROJECT (HCFR, SUNTRUST BANK
                 LOC)+/-ss                                                             0.34          02/01/2021           1,500,000
    35,000,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss             1.04          10/01/2012          35,253,750
    10,975,000   LAKELAND FL ENERGY SYSTEM REVENUE (ELECTRIC REVENUE)+/-ss             1.39          10/01/2014          11,054,569
     7,920,000   LEE COUNTY FL SERIES A (AIRPORT REVENUE, AGM INSURED)                 6.00          10/01/2013           8,124,019
     3,000,000   LEE COUNTY FL SERIES A (AIRPORT REVENUE, AGM INSURED)                 6.13          10/01/2015           3,067,740
     5,850,000   LEE COUNTY FL SOLID WASTE SYSTEM REVENUE (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.50          10/01/2011           6,114,537
    17,290,000   LEESBURG FL LEESBURG REGIONAL SERIES A (HCFR, REGIONS BANK
                 LOC)+/-ss                                                             0.60          07/01/2031          17,290,000
     1,120,000   MARION COUNTY FL IDA WASTE 2 WATER INCORPORATED PROJECT (IDR,
                 SUNTRUST BANK LOC)+/-ss                                               0.93          10/01/2026           1,120,000
     2,000,000   MIAMI DADE COUNTY FL AVIATION REVENUE SERIES C (AIRPORT
                 REVENUE, NATL-RE INSURED)                                             5.25          10/01/2010           2,016,680
     6,250,000   MIAMI DADE COUNTY FL HEALTH FACILITIES AUTHORITY MIAMI
                 CHILDREN'S SERIES A (HCFR, NATL-RE INSURED)+/-ss                      4.13          08/01/2046           6,394,188
       745,000   MIAMI DADE COUNTY FL HFA SIESTA POINTE APARTMENTS SERIES A
                 (MFHR)                                                                5.50          09/01/2012             746,259
     8,000,000   MIAMI DADE COUNTY FL IDA CHRISTOPHER COLUMBUS PROJECT (IDR,
                 REGIONS BANK LOC)+/-ss                                                0.60          06/01/2031           8,000,000
    19,075,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES A
                 (OTHER REVENUE)+/-ss                                                  3.19          07/01/2032          19,075,000
    19,075,000   MIAMI DADE COUNTY FL IDA DOLPHINS STADIUM PROJECT SERIES B
                 (OTHER REVENUE)+/-ss                                                  3.19          07/01/2032          19,075,000
     5,730,000   MIAMI DADE COUNTY FL IDA GOODWILL INDUSTRIES SOUTH FLORIDA
                 PROJECT (IDR, SUNTRUST BANK LOC)+/-ss                                 0.60          05/01/2028           5,730,000
     2,800,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
                 FLORIDA PROJECT (OTHER REVENUE)+/-ss                                  5.40          08/01/2023           2,893,772
     2,150,000   MIAMI DADE COUNTY FL IDA WASTE MANAGEMENT INCORPORATED
                 PROJECT SERIES 2 (OTHER REVENUE)+/-ss                                 2.00          12/01/2018           2,150,452
     6,850,000   MIAMI DADE COUNTY FL IDR SERIES C (OTHER REVENUE)+/-ss                3.19          07/01/2032           6,850,000
     4,005,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.50          05/01/2030           4,160,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$    2,770,000   MIAMI DADE COUNTY FL SCHOOL BOARD COP SERIES B (LEASE
                 REVENUE, NATL-RE INSURED)+/-ss                                        5.00%         05/01/2031    $      2,862,823
    15,657,612   MIAMI DADE COUNTY FL SCHOOL BOARD MASTER EQUIPMENT LEASE 1
                 (LEASE REVENUE)(a)(m)(i)++                                            3.59          03/03/2016          15,127,288
     3,350,000   MIAMI DADE COUNTY FL SCHOOL BOARD SERIES A (LEASE REVENUE,
                 NATL-RE FGIC INSURED)                                                 5.00          05/01/2011           3,481,052
     2,000,000   MIAMI DADE COUNTY FL WASTE MANAGEMENT INCORPORATED OF FLORIDA
                 PROJECT (OTHER REVENUE)+/-ss                                          2.75          10/01/2018           2,000,000
     1,385,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
                 (COLLEGE AND UNIVERSITY REVENUE, XLCA INSURED)                        5.00          04/01/2011           1,421,661
     1,455,000   NORTH MIAMI FL JOHNSTON & WALES UNIVERSITY PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)                          5.00          04/01/2012           1,519,238
     6,690,000   OKEECHOBEE COUNTY FL DISPOSAL WASTE MANAGEMENT LANDFILL A
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      2.63          07/01/2039           6,673,074
     6,300,000   ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY SCHOOL SERVICES
                 INCORPORATED PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                   0.34          12/01/2023           6,300,000
    19,275,000   ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                                 0.32          08/01/2032          19,275,000
    13,335,000   ORANGE COUNTY FL INDEPENDENT BLOOD & TISSUE SERVICES (IDR,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          10/01/2027          13,335,000
    11,100,000   ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY SERIES D
                 (TELECOM REVENUE, AGM INSURED)+/-ss                                   0.31          07/01/2032          11,100,000
     2,300,000   ORLANDO & ORANGE COUNTY FL EXPRESSWAY AUTHORITY SUB SERIES
                 B-2 (TOLL ROAD REVENUE, SUNTRUST BANK LOC)+/-ss                       0.34          07/01/2040           2,300,000
    15,000,000   PALM BEACH COUNTY FL HEALTH FACILITIES AUTHORITY POOLED
                 HOSPITAL LOAN PROGRAM (HCFR, SUNTRUST BANK LOC)+/-ss                  0.75          11/01/2025          15,000,000
    20,375,000   PALM BEACH COUNTY FL SCHOOL BOARD SERIES B (LEASE REVENUE,
                 FGIC INSURED)+/-ss                                                    5.00          08/01/2025          21,143,138
     5,000,000   PALM BEACH COUNTY FL SOLID WASTE AUTHORITY SERIES A
                 UNREFUNDED BALANCE PUTTABLE (OTHER REVENUE, AMBAC INSURED)ss          6.00          10/01/2010           5,122,000
     6,525,000   PALM BEACH COUNTY FL SOUTH FLORIDA BLOOD BANKS PROJECT (IDR,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          12/01/2022           6,525,000
    25,500,000   PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL (PRIVATE
                 SCHOOL REVENUE, BANK OF AMERICA NA)+/-ss                              0.32          06/01/2037          25,500,000
    24,086,148   PALM BEACH COUNTY FL PUBLIC IMPROVEMENT COP (OTHER REVENUE)++         3.04          02/01/2014          24,307,500
     1,015,000   PINELLAS COUNTY FL FAMILY RESOURCES INCORPORATED PROJECT
                 (IDR, SUNTRUST BANK LOC)+/-ss                                         0.65          07/01/2024           1,015,000
     5,890,000   PINELLAS COUNTY FL YMCA SUNCOAST INCORPORATED PROJECT (IDR,
                 SUNTRUST BANK LOC)+/-ss                                               0.60          05/01/2027           5,890,000
    15,180,000   PORT OF ST. JOE FL WATER & SEWER SYSTEM (WATER REVENUE,
                 REGIONS BANK LOC)+/-ss                                                0.60          12/01/2038          15,180,000
     1,155,000   PUNTA GORDA FL HOUSING AUTHORITY GULF BREEZE APARTMENTS
                 SERIES B (HOUSING REVENUE, HUD INSURED)                               4.13          07/01/2010           1,160,556
    20,000,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4615 (LEASE
                 REVENUE)+/-ss                                                         0.54          08/01/2029          20,000,000
    43,560,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4638 (LEASE
                 REVENUE)+/-ss++                                                       0.54          07/01/2036          43,560,000
       500,000   REEDY CREEK FL IMPROVEMENT DISTRICT SERIES 2 (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.25          10/01/2010             510,375
     1,255,000   SOUTH LAKE COUNTY HOSPITAL DISTRICT FL SOUTH LAKE HOSPITAL
                 INCORPORATED (HCFR)                                                   5.50          10/01/2013           1,296,177
     3,700,000   SOUTH MIAMI FL HEALTH FACILITIES AUTHORITY BAPTIST HEALTH
                 SOUTH FLORIDA GROUP (HCFR)                                            5.00          08/15/2010           3,762,123
    22,200,000   ST. JOHNS COUNTY FL FLAGLER HOSPITAL INCORPORATED SERIES B
                 (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                       0.60          12/15/2026          22,200,000
    20,180,000   ST. JOHNS COUNTY FL IDA FLAGLER HOSPITAL INCORPORATED SERIES
                 A (HCFR, NATL-RE INSURED, SUNTRUST BANK LOC)+/-ss                     0.60          12/15/2026          20,180,000
     3,075,000   TAMPA FL CATHOLIC HEALTH EAST SERIES A 1 (HCFR, NATL-RE
                 INSURED)                                                              5.25          11/15/2011           3,115,436
     3,190,000   TAMPA FL PEPIN ACADEMY OF TAMPA INCORPORATED (OTHER REVENUE,
                 REGIONS BANK LOC)+/-ss                                                0.67          10/01/2022           3,190,000
     2,830,000   TAMPA FL SOLID WASTE SYSTEM REVENUE SERIES A (OTHER REVENUE,
                 AMBAC INSURED)                                                        4.55          10/01/2010           2,879,497
     3,065,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           3.75          10/01/2027           3,111,557

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
FLORIDA (continued)
$    2,500,000   UNIVERSITY ATHLETIC ASSOCIATION INCORPORATED (COLLEGE &
                 UNIVERSITY REVENUE, SUNTRUST BANK LOC)+/-ss                           3.80%         10/01/2031    $      2,539,800
    18,025,000   UNIVERSITY OF SOUTH FLORIDA COLLEGE MEDICINE HEALTH
                 FACILITIES LEASE PROGRAM SERIES A-1 (LEASE REVENUE, SUNTRUST
                 BANK LOC)+/-ss                                                        0.60          07/01/2036          18,025,000
    11,560,000   UNIVERSITY OF SOUTH FLORIDA FINANCING CORPORATION FLORIDA COP
                 COLLEGE OF MEDICINE HEALTH SERIES A-2 (LEASE REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.33          07/01/2036          11,560,000
                                                                                                                        682,029,868
                                                                                                                   ----------------
GEORGIA: 3.44%
     7,810,000   ATLANTA GA SERIES A (SEWER REVENUE)                                   3.00          11/01/2010           7,884,742
     2,250,000   ATLANTA GA SERIES A (SEWER REVENUE)                                   4.00          11/01/2011           2,326,748
    52,690,000   ATLANTA GA SERIES B-2 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss         2.29          01/01/2030          52,690,000
     4,000,000   ATLANTA GA SERIES C (AIRPORT REVENUE, NATL-RE FGIC INSURED)           6.25          01/01/2013           4,049,480
    73,900,000   ATLANTA GA SERIES C-1 (AIRPORT REVENUE, NATL-RE INSURED)+/-ss         2.29          01/01/2030          73,900,000
       650,000   ATLANTA GA SERIES F (AIRPORT REVENUE, FIRST SECURITY BANK
                 INSURED)                                                              5.25          01/01/2011             670,976
     1,890,000   BURKE COUNTY GA PCR DEVELOPMENT AUTHORITY OGLETHORPE POWER
                 SERIES 2006 C-1 (UTILITIES REVENUE, AMBAC INSURED)+/-ss               4.63          01/01/2037           1,890,000
       525,000   CARTERSVILLE GA (WATER REVENUE, AMBAC INSURED)                        5.00          01/01/2011             539,359
    14,495,000   CLAYTON COUNTY GA HOUSING AUTHORITY VILLAGES AT LAKE RIDGE
                 APARTMENTS PROJECT (MFHR, AMSOUTH BANK LOC)+/-ss                      0.64          02/01/2032          14,495,000
     8,600,000   COBB COUNTY GA DEVELOPMENT AUTHORITY BOY SCOUTS OF AMERICA
                 ATLANTA PROJECT (RECREATIONAL REVENUE, SUNTRUST BANK LOC)+/-ss        0.34          05/01/2026           8,600,000
     9,455,000   COLUMBUS GA ST. FRANCIS HOSPITAL INCORPORATED PROJECT (HCFR,
                 SUNTRUST BANK LOC)+/-ss                                               0.34          01/01/2018           9,455,000
    13,945,000   DEKALB GA PRIVATE HOSPITAL AUTHORITY DEKALB MEDICAL CENTER
                 INCORPORATED PROJECT (HCFR, SUNTRUST BANK LOC)+/-ss                   0.60          09/01/2035          13,945,000
     2,500,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY HEALTHCARE SYSTEM
                 CATHOLIC EAST (HCFR)                                                  2.00          11/15/2011           2,525,175
     5,180,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY HEALTHCARE SYSTEM
                 CATHOLIC EAST (HCFR)                                                  5.00          11/15/2013           5,652,520
     3,270,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY THE EPSTEIN SCHOOL
                 PROJECT (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                       0.75          01/01/2017           3,270,000
     1,500,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                 (NATURAL GAS REVENUE)                                                 5.00          10/01/2011           1,579,650
     2,050,000   GEORGIA PUBLIC GAS PARTNERS INCORPORATED GEORGIA SERIES A
                 (NATURAL GAS REVENUE)                                                 5.00          10/01/2012           2,212,914
     2,810,000   GWINNETT COUNTY GA HOSPITAL AUTHORITY KMD GROUP LLC PROJECT
                 (IDR, SUNTRUST BANK LOC)+/-ss                                         0.78          02/01/2032           2,810,000
     1,100,000   HENRY COUNTY GA PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS
                 2583 (WATER REVENUE, NATL-RE INSURED)+/-ss                            0.54          02/01/2030           1,100,000
     1,135,000   JACKSON COUNTY GA WATER & SEWER AUTHORITY SERIES B (WATER
                 REVENUE, XLCA INSURED)                                                5.00          09/01/2010           1,148,790
     3,990,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES A
                 (NATURAL GAS REVENUE)                                                 5.00          09/15/2010           4,054,638
     6,300,000   MAIN STREET NATURAL GAS INCORPORATED GA GAS PROJECT SERIES B
                 (NATURAL GAS REVENUE)                                                 5.00          03/15/2011           6,467,265
     1,325,000   METROPOLITAN ATLANTA RAPID TRANSIT AUTHORITY GA SERIES P
                 (SALES TAX REVENUE, AMBAC INSURED)                                    6.00          07/01/2013           1,461,634
     3,100,000   MUNICIPAL ELECTRIC AUTHORITY OF GA COMBUSTION TURBINE PROJECT
                 SERIES B (UTILITIES REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss          0.32          11/01/2029           3,100,000
     3,510,000   MUNICIPAL ELECTRIC AUTHORITY OF GA PROJECT ONE SERIES D
                 (ELECTRIC REVENUE, FSA INSURED)+/-ss                                  0.28          01/01/2022           3,510,000
     9,990,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4174 (COLLEGE &
                 UNIVERSITY REVENUE, AMBAC INSURED)+/-ss                               0.54          10/01/2024           9,990,000
     3,100,000   UNION COUNTY GA BOY SCOUTS OF AMERICA ATLANTA PROJECT
                 (RECREATIONAL REVENUE, SUNTRUST BANK LOC)+/-ss                        0.34          04/01/2026           3,100,000
    19,845,000   WALKER DADE & CATOOSA COUNTIES GA HOSPITAL AUTHORITY
                 HUTCHESON MEDICAL (HOSPITAL REVENUE, REGIONS BANK LOC)+/-ss           0.60          10/01/2028          19,845,000
                                                                                                                        262,273,891
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
GUAM: 0.08%
$    6,050,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                 REVENUE, NATL-RE INSURED)                                             5.00%         10/01/2010    $      6,164,164
                                                                                                                   ----------------
HAWAII: 0.07%
     1,000,000   HAWAII STATE AIRPORT SYSTEMS (AIRPORT REVENUE, NATL-RE FGIC
                 INSURED)                                                              5.75          07/01/2013           1,038,140
       795,000   HAWAII STATE AIRPORT SYSTEMS SERIES B (AIRPORT REVENUE,
                 NATL-RE FGIC INSURED)                                                 6.38          07/01/2012             811,981
     3,135,000   HAWAII STATE HARBOR SYSTEMS SERIES A (MARINA REVENUE, AGM
                 INSURED)                                                              6.00          07/01/2012           3,194,346
                                                                                                                          5,044,467
                                                                                                                   ----------------
IDAHO: 0.03%
     2,050,000   BOISE ID CITY HOUSING AUTHORITY CIVIC PLAZA HOUSING PROJECT
                 SERIES C (OTHER REVENUE, KEYBANK NA LOC)+/-ss                         1.55          03/01/2033           2,050,000
                                                                                                                   ----------------
ILLINOIS: 5.77%
     2,430,000   BROADVIEW IL TAX INCREMENT REVENUE (SALES TAX REVENUE)                5.25          07/01/2012           2,427,764
       975,000   CHICAGO IL DCL 2008-068 (PROPERTY TAX REVENUE, AMBAC INSURED,
                 DEXIA CREDIT LOCAL LOC)+/-ss++                                        0.44          01/01/2022             975,000
     2,325,000   CHICAGO IL DEVELOPMENT FINANCE AUTHORITY PEOPLES GAS LIGHT
                 COKE SERIES B (IDR)+/-ss                                              3.75          02/01/2033           2,340,089
    22,350,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE (AIRPORT
                 REVENUE, NATL-RE INSURED)+/-ss                                        0.54          01/01/2018          22,350,000
     2,640,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT REVENUE SERIES C
                 (AIRPORT REVENUE, NATL-RE INSURED)                                    5.00          01/01/2011           2,717,854
     3,900,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT SECOND LIEN SERIES B
                 (AIRPORT REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                     0.28          01/01/2018           3,900,000
    27,606,000   CHICAGO IL SERIES 05-A (OTHER REVENUE)                                0.35          05/05/2010          27,606,000
    17,114,000   CHICAGO IL SERIES 05-B (OTHER REVENUE)                                0.35          05/05/2010          17,114,000
       300,000   CHICAGO IL SERIES D (OTHER REVENUE, AGM INSURED)+/-ss                 0.32          01/01/2040             300,000
   113,100,000   COOK IL CAPITAL IMPROVEMENT SERIES E (PROPERTY TAX REVENUE)+/-ss      0.50          11/01/2033         113,100,000
     3,815,000   DAVIS JUNCTION IL (PROPERTY TAX REVENUE, FIFTH THIRD BANK
                 LOC)+/-ss                                                             0.38          06/01/2021           3,815,000
       915,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHRISTIAN
                 HERITAGE ACADEMY US BANK NA LOC (PRIVATE SCHOOL REVENUE,
                 GLENVIEW STATE BANK LOC)+/-ss                                         0.44          12/01/2021             915,000
     2,840,000   ILLINOIS FINANCE AUTHORITY DEPAUL UNIVERSITY SERIES B
                 (COLLEGE & UNIVERSITY REVENUE, XLCA INSURED)+/-ss                     3.50          10/01/2026           2,872,660
    75,000,000   ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE
                 SERIES C (HCFR, RBS CITIZENS NA LOC)+/-ss                             0.30          01/01/2048          75,000,000
       500,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)             3.00          04/01/2011             507,965
       875,000   ILLINOIS FINANCE AUTHORITY MEMORIAL HEIGHTS SYSTEM (HCFR)             4.00          04/01/2012             914,148
    21,650,000   ILLINOIS FINANCE AUTHORITY PRAIRIE POWER SERIES A (RESOURCE
                 RECOVERY REVENUE)+/-ss                                                3.25          07/01/2042          21,711,919
     1,000,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES A (HCFR)             5.00          05/01/2010           1,002,640
     1,610,000   ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES A (HCFR)             5.00          05/01/2011           1,662,953
     8,980,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                 3.00          05/15/2011           9,083,629
     9,315,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH (HCFR)                 4.00          05/15/2012           9,553,837
     1,170,000   ILLINOIS FINANCE AUTHORITY SWEDISH AMERICAN HOSPITAL (HCFR,
                 AMBAC INSURED)                                                        5.00          11/15/2011           1,223,621
     1,270,000   ILLINOIS FINANCE AUTHORITY SWEDISH COVENANT SERIES A (HCFR)           4.00          08/15/2012           1,318,082
       900,000   ILLINOIS HEALTH FACILITIES AUTHORITY INSURED COVENANT SERIES
                 A (HOUSING REVENUE, RADIAN INSURED)                                   4.60          12/01/2012             905,634
     2,875,000   ILLINOIS HEALTH FACILITIES AUTHORITY UNREFUNDED BALANCE
                 ADVOCATE NETWORK (HCFR)                                               6.00          11/15/2010           2,972,808
    17,750,000   ILLINOIS STATE CERTIFICATES (GENERAL FUND REVENUE)                    4.00          05/20/2010          17,832,893
    16,000,000   ILLINOIS STATE SERIES A (GENERAL FUND REVENUE)                        5.00          09/01/2010          16,288,640
    10,510,000   ILLINOIS STATE SERIES B (OTHER REVENUE)+/-ss                          2.54          10/01/2033          10,510,000
    12,795,000   ILLINOIS STATE TOLL HIGHWAY AUTHORITY SERIES A-2 (TOLL ROAD
                 REVENUE, AGM INSURED)+/-ss                                            0.29          01/01/2031          12,795,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ILLINOIS (continued)
$    2,000,000    LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                  CAPITAL APPRECIATION BONDS SERIES B (PROPERTY TAX REVENUE,
                  NATL-RE FGIC INSURED)##                                              2.00%         12/01/2010    $      1,972,640
     9,170,000    LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 127 GRAYSLAKE
                  (PROPERTY TAX REVENUE, FSA INSURED)+/-ss                             0.54          02/01/2017           9,170,000
     2,295,000    LAKE COUNTY IL COMMUNITY UNIT SCHOOL DISTRICT # 60 WAUKEGAN
                  SERIES C (PROPERTY TAX REVENUE)                                      2.00          12/01/2011           2,319,075
     1,000,000    LAKES REGION SANITATION DISTRICT IL DEBT CERTIFICATES
                  (PROPERTY TAX REVENUE)                                               4.13          12/01/2010           1,005,230
     1,405,000    ILLINOIS FINANCE AUTHORITY SWEDISH COVENANT SERIES A (HCFR)          4.00          08/15/2013           1,448,696
     2,000,000    MCHENRY & LAKE COUNTIES IL COMMUNITY CONSOLIDATED SCHOOL
                  DISTRICT # 15 (PROPERTY TAX REVENUE, NATL-RE FGIC INSURED)           4.40          01/01/2012           2,044,120
       605,000    QUINCY IL BLESSING HOSPITAL (HCFR)                                   5.00          11/15/2011             628,492
    12,345,000    REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS 2886 (TAX
                  REVENUE, NATL-RE INSURED GO OF AUTHORITY)+/-ss                       0.54          06/01/2033          12,345,000
    17,980,000    REGIONAL TRANSPORTATION AUTHORITY IL FLOATERS SERIES DCL 020
                  (TRANSIT REVENUE, DEXIA CREDIT LOCAL LOC)+/-ss                       0.33          06/01/2034          17,980,000
     4,475,000    UNIVERSITY OF ILLINOIS COP UTILITIES INFRASTRUCTURE PROJECTS
                  (LEASE REVENUE, AMBAC INSURED)                                       5.00          08/15/2012           4,810,759
     2,770,000    WILL & KENDALL IL COUNTIES COMMUNITY CONSOLIDATED SCHOOL
                  DISTRICT # 202 PLAINFIELD (PROPERTY TAX REVENUE)                     3.00          01/01/2013           2,867,061
                                                                                                                        440,308,209
                                                                                                                   ----------------
INDIANA: 1.67%
     1,970,000   BONNE COUNTY IN INDUSTRIAL REDEVELOPMENT DISTRICT BOND
                 ANTICIPATION NOTES (TAX REVENUE)                                      4.50          05/15/2010           1,972,325
     2,380,000   DELAWARE COUNTY IN BALL MEMORIAL HOSPITAL INCORPORATED (HCFR)         5.00          08/01/2010           2,397,588
     2,200,000   DELAWARE COUNTY IN BALL MEMORIAL HOSPITAL INCORPORATED (HCFR)         5.00          08/01/2011           2,255,836
    16,895,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 058 (PROPERTY
                 TAX REVENUE)+/-ss                                                     0.44          01/01/2030          16,895,000
     7,100,000   DEXIA CREDIT LOCAL CERTIFICATES TRUST BOA 2008 060 (COLLEGE &
                 UNIVERSITY REVENUE)+/-ss                                              0.44          07/01/2029           7,100,000
     8,585,000   INDIANA HFFA ASCENSION HEALTH CREDIT GROUP SERIES A1
                 (HCFR)+/-ss                                                           3.63          11/15/2036           8,867,532
       500,000   INDIANA HFFA ASCENSION HEALTH SUBORDINATE CREDIT SERIES A
                 (HCFR)+/-ss                                                           5.00          10/01/2027             522,365
       900,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          01/01/2022             900,000
    14,300,000   INDIANA MUNICIPAL POWER AGENCY SERIES A (POWER REVENUE, DEXIA
                 CREDIT LOCAL LOC)+/-ss                                                0.30          01/01/2018          14,300,000
    10,000,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY INLAND STEEL (IDR)        5.75          10/01/2011          10,216,800
     1,325,000   INDIANA STATE DEVELOPMENT FINANCE AUTHORITY USX CORPORATION
                 PROJECT (IDR)+/-ss                                                    5.25          12/01/2022           1,395,768
       400,000   INDIANA STATE FINANCE AUTHORITY CAMPAGNA ACAD INCORPORATED
                 PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                 0.33          06/01/2042             400,000
    10,285,000   INDIANAPOLIS IN LOCAL PUBLIC IMPROVEMENT BOND BANK (AIRPORT
                 REVENUE, AMBAC INSURED)+/-ss                                          0.61          01/01/2019          10,285,000
    12,845,000   INDIANAPOLIS PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 396
                 (OTHER REVENUE, NATL-RE INSURED)+/-ss                                 0.54          01/01/2024          12,845,000
     1,500,000   JASPER IN NORTHERN SERIES A (IDR, NATL-RE INSURED)                    4.15          08/01/2010           1,510,605
     8,214,000   MISHAWAKA IN SCHOOL CITY TAX ANTICIPATION WARRANTS                    2.25          12/31/2010           8,265,009
     2,500,000   ROCKPORT IN PCR AEP GENERAL CORPORATION SERIES A (IDR, AMBAC
                 INSURED)+/-ss                                                         4.15          07/01/2025           2,556,675
     8,500,000   ROCKPORT IN PCR AEP GENERAL CORPORATION SERIES B (IDR, AMBAC
                 INSURED)+/-ss                                                         4.15          07/01/2025           8,692,695
     3,125,000   ST. JOSEPH COUNTY IN BROTHERS OF HOLY CROSS PROJECT (HOUSING
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.47          09/01/2017           3,125,000
     1,375,000   UNIVERSITY OF SOUTHERN INDIANA AUXILIARY SYSTEMS SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)                         5.00          10/01/2011           1,410,310

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
INDIANA (continued)
$   11,510,000   ZIONSVILLE IN COMMUNITY SCHOOLS BUILDING CORPORATION FLOATERS
                 SERIES DCL 047 (LEASE REVENUE, DEXIA CREDIT LOCAL LOC FSA
                 STATE AID WITHHOLDING GUARANTY)+/-ss                                  0.33%         01/15/2025    $     11,510,000
                                                                                                                        127,423,508
                                                                                                                   ----------------
IOWA: 0.43%
     8,000,000   DES MOINES IA GRAND OFFICE PARK PROJECT SERIES E (IDR)+/-ss           2.25          04/01/2015           8,000,000
     1,000,000   IOWA FINANCE AUTHORITY GENESIS MEDICAL CENTER (HCFR)                  6.00          07/01/2012           1,009,090
     5,500,000   IOWA FINANCE AUTHORITY SERIES F (HCFR)+/-ss                           5.00          08/15/2039           5,871,415
     5,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         3.00          12/01/2010           5,053,100
     1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         2.50          12/01/2011           1,657,739
     1,000,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         4.00          12/01/2011           1,029,090
     1,650,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         3.25          12/01/2012           1,675,377
     1,500,000   IOWA STUDENT LOAN LIQUIDITY CORPORATION SERIES 1 (STUDENT
                 LOAN REVENUE)                                                         4.00          12/01/2012           1,551,840
     6,875,000   WATERLOO IA COMMUNITY SCHOOL DISTRICT BOND ANTICIPATION NOTES
                 (SALES TAX REVENUE)                                                   3.75          05/01/2012           7,069,081
                                                                                                                         32,916,732
                                                                                                                   ----------------
KANSAS: 1.10%
    10,000,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER & LIGHT
                 SERIES A (RESOURCE RECOVERY REVENUE)+/-ss                             2.63          09/01/2035          10,000,000
     8,500,000   BURLINGTON KS ENVIRONMENTAL IMPACT KANSAS CITY POWER & LIGHT
                 SERIES B (IDR, FGIC INSURED)+/-ss                                     5.38          09/01/2035           9,189,265
    10,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES A2 (OTHER
                 REVENUE, FGIC INSURED)+/-ss                                           5.00          09/01/2035          10,000,000
     5,000,000   BURLINGTON KS KANSAS CITY POWER & LIGHT SERIES B (OTHER
                 REVENUE, XLCA INSURED)+/-ss                                           5.00          12/01/2023           5,172,300
     1,000,000   JUNCTION CITY KS TEMPORARY NOTES SERIES B (PROPERTY TAX
                 REVENUE)                                                              2.70          06/01/2010           1,003,290
     1,000,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY ADVENTIST HEALTH
                 (HCFR)                                                                4.00          11/15/2011           1,042,370
     7,725,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HAYS MEDICAL
                 CENTER (HCFR, NATL-RE INSURED)+/-ss                                   3.75          05/15/2026           7,809,357
     5,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY BAKER
                 UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE)                    5.00          05/01/2010           5,004,300
     1,500,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010           1,501,290
       300,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES C
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010             300,258
     3,000,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES D
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010           3,002,580
     2,500,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES E
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010           2,502,150
     4,500,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES F
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010           4,503,870
       800,000   KANSAS STATE INDEPENDENT COLLEGE FINANCE AUTHORITY SERIES G
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.00          05/01/2010             800,688
     6,170,000   MERRIAM KS HOUSING PINEGATE APARTMENTS PROJECT (MFHR,
                 MARSHALL & ILSLEY BANK LOC)+/-ss                                      2.55          12/01/2026           6,170,000
    11,075,000   SHAWNEE KS HOUSING PINEGATE APARTMENTS PROJECT (MFHR,
                 MARSHALL & ILSLEY BANK LOC)+/-ss                                      2.14          03/01/2029          11,075,000
     1,675,000   WYANDOTTE COUNTY KS CITY UNIFIED GOVERNMENT REFERENDUM SALES
                 TAX SECOND LIEN AREA B (SALES TAX REVENUE)                            5.00          12/01/2020           1,696,306
     2,910,000   WYANDOTTE COUNTY KS CITY UNITED GOVERNMENT SPECIAL OBLIGATION
                 SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                      4.75          12/01/2016           3,018,048
                                                                                                                         83,791,072
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
KENTUCKY: 0.46%
$   10,000,000   ALLEN COUNTY KY CAMP COURAGEOUS PROJECT (OTHER REVENUE,
                 SUNTRUST BANK LOC)+/-ss                                               0.60%         12/01/2025    $     10,000,000
     2,500,000   JEFFERSON COUNTY KY UNIVERSITY MEDICAL CENTER INCORPORATED
                 PROJECT (HCFR, NATL-RE INSURED)                                       5.20          07/01/2010           2,506,850
     2,075,000   JEFFERSON COUNTY KY UNIVERSITY MEDICAL CENTER INCORPORATED
                 PROJECT (HCFR, NATL-RE INSURED)                                       5.25          07/01/2011           2,080,250
     6,000,000   KENTON COUNTY KY AIRPORT BOARD CINCINNATI NORTHERN KY SERIES
                 B (AIRPORT REVENUE, XLCA INSURED)                                     5.00          03/01/2011           6,213,780
     5,000,000   LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT
                 LOUISVILLE GAS & ELECTRIC COMPANY SERIES A (OTHER
                 REVENUE)+/-ss                                                         5.38          05/01/2027           5,197,050
     1,825,000   OHIO COUNTY KY PCR BIG RIVERS ELECTRICITY PROJECT SERIES A
                 (UTILITIES REVENUE, AMBAC INSURED)+/-ss                               3.99          10/01/2022           1,825,000
     7,020,000   WILMORE KY ASBURY THEOLOGICAL PROJECT (PRIVATE SCHOOLS,
                 REGIONS BANK LOC)+/-ss                                                0.60          08/01/2031           7,020,000
                                                                                                                         34,842,930
                                                                                                                   ----------------
LOUISIANA: 2.63%
     3,085,000   CADDO-BOSSIER PARISHES PORT COMMISSION LA OAKLEY LA COMPANY
                 PROJECT (IDR, REGIONS BANK LOC)+/-ss                                  0.74          01/01/2028           3,085,000
     2,070,000   JEFFERSON LA PARISH HOSPITAL SERVICE DISTRICT # 001 WEST
                 JEFFERSON MEDICAL CENTER SERIES A (HCFR, AGM INSURED)                 5.25          01/01/2011           2,086,850
    10,000,000   LAFAYETTE LA ECONOMIC DEVELOPMENT AUTHORITY STIRLING
                 LAFAYETTE LLC PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss          0.60          02/01/2038          10,000,000
     2,140,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENTAL FACILITIES &
                 COMMUNITY DEVELOPMENT MID SOUTH EXTRUSION INCORPORATED
                 PROJECT  (IDR, REGIONS BANK LOC)+/-ss                                 0.67          12/01/2017           2,140,000
     6,575,000   LOUISIANA PFA CLECO POWER LLC PROJECT (IDR)+/-ss                      7.00          12/01/2038           7,020,522
    33,750,000   LOUISIANA PUBLIC FACILITIES AUTHORITY AIR PRODUCTS CHEMICALS
                 PROJECT SERIES A (IDR)+/-ss                                           0.40          08/01/2049          33,750,000
    20,000,000   LOUISIANA PUBLIC FACILITIES AUTHORITY AIR PRODUCTS CHEMICALS
                 PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                     0.43          12/01/2043          20,000,000
     8,705,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CENTURY WILSHIRE
                 INCORPORATED PROJECT (IDR, REGIONS BANK LOC)+/-ss                     0.60          02/01/2033           8,705,000
     3,550,000   LOUISIANA PUBLIC FACILITIES AUTHORITY CHRISTUS HEALTHCARE
                 (IDR, AGM INSURED)                                                    5.00          07/01/2012           3,757,285
    36,125,000   LOUISIANA PUBLIC FACILITIES AUTHORITY COCA COLA BOTTLING
                 COMPANY PROJECT (IDR, REGIONS BANK LOC)+/-ss                          0.60          04/01/2023          36,125,000
     2,100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                 (HCFR)                                                                5.00          07/01/2011           2,176,524
     2,185,000   LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES B
                 (HCFR)                                                                5.00          07/01/2012           2,310,594
     1,500,000   PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)+/-ss                        5.50          06/01/2029           1,506,315
     6,000,000   RAPIDES FINANCE AUTHORITY REVENUE LA CLECO POWER LLC PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      6.00          10/01/2038           6,283,740
     1,665,000   REGIONAL TRANSPORTATION AUTHORITY SERIES A (SALES TAX
                 REVENUE, NATL-RE FGIC INSURED)                                        8.00          12/01/2010           1,728,703
     3,590,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                 ZONE REVENUE BCS PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss       0.67          04/01/2034           3,590,000
     2,195,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                 ZONE REVENUE PROJECT 1077 (OTHER REVENUE, REGIONS BANK LOC)+/-ss      0.67          04/01/2034           2,195,000
     3,230,000   ST. TAMMANY PROJECT 1259 PARISH LA DEVELOPMENT DISTRICT GULF
                 OPPORTUNITY ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss       0.67          04/01/2034           3,230,000
     5,400,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT GULF OPPORTUNITY
                 ZONE REVENUE (OTHER REVENUE, REGIONS BANK LOC)+/-ss                   0.60          12/01/2036           5,400,000
    10,000,000   ST. TAMMANY PARISH LA DEVELOPMENT DISTRICT ROOMS TO GO ST.
                 TAMMANY (ECONOMIC DEVELOPMENT REVENUE, SUNTRUST BANK LOC)+/-ss        0.60          07/01/2038          10,000,000
    10,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                 CHEMICAL (IDR)+/-ss                                                   5.00          10/01/2021          10,037,400
    25,000,000   WEST BATON ROUGE PARISH LA INDUSTRIAL DISTRICT # 3 DOW
                 CHEMICAL (IDR)+/-ss                                                   5.50          12/01/2023          25,114,000
                                                                                                                        200,241,933
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MAINE: 0.08%
$    3,200,000   MAINE EDUCATIONAL LOAN AUTHORITY CLASS A SERIES A-1 (STUDENT
                 LOAN REVENUE, ASSURED GUARANTY)                                       4.30%         12/01/2012    $      3,364,704
     3,000,000   MAINE FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                      2.25          11/01/2015           3,000,990
        50,000   MAINE STATE HOUSING AUTHORITY SERIES G-2 (HOUSING REVENUE)            4.00          11/15/2024              50,535
                                                                                                                          6,416,229
                                                                                                                   ----------------
MARYLAND: 0.74%
     1,600,000   MARYLAND STATE ECONOMIC DEVELOPMENT CORPORATION GOODWILL
                 INDUSTRY INTERNATIONAL INCORPORATED (ECONOMIC DEVELOPMENT
                 REVENUE, SUNTRUST BANK LOC)+/-ss                                      0.29          02/01/2034           1,600,000
    35,000,000   MARYLAND STATE HEFA KENNEDY (HCFR, RADIAN INSURED, SUNTRUST
                 BANK LOC)+/-ss                                                        0.34          07/01/2036          35,000,000
    20,005,000   MARYLAND STATE HEFA SHEPPARD PRATT SERIES B (HCFR, SUNTRUST
                 BANK LOC)+/-ss                                                        0.34          07/01/2028          20,005,000
                                                                                                                         56,605,000
                                                                                                                   ----------------
MASSACHUSETTS: 1.22%
     2,780,000   MASSACHUSETTS HEFA CARITAS CHRISTIAN OBLIGATION SERIES B
                 (HCFR)                                                                6.50          07/01/2012           2,854,365
     5,250,000   MASSACHUSETTS HEFA NORTHEASTERN UNIVERSITY SERIES T-2
                 (COLLEGE & UNIVERSITY REVENUE)+/-ss                                   4.10          10/01/2037           5,443,673
     4,250,000   MASSACHUSETTS INDUSTRIAL FINANCE AGENCY OGDEN HAVERHILL
                 SERIES A (OTHER REVENUE)                                              5.35          12/01/2010           4,299,258
    19,125,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                 MIX # 3 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                0.32          07/01/2018          17,188,594
     1,950,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY NUCLEAR
                 MIX # 4 SERIES 1 (ELECTRIC REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                0.20          07/01/2017           1,752,563
     4,775,000   MASSACHUSETTS MUNICIPAL WHOLESALE ELECTRIC COMPANY PROJECT #
                 6 SERIES 1 (ELECTRIC REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)          0.20          07/01/2019           4,291,531
       305,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SABIS
                 INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                        4.13          04/15/2011             309,343
       390,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SABIS
                 INTERNATIONAL CHARTER SERIES A (OTHER REVENUE)                        4.65          04/15/2012             401,057
     1,490,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SEMASS SYSTEMS
                 SERIES A (RESOURCE RECOVERY REVENUE, NATL-RE INSURED)                 5.50          01/01/2011           1,522,050
     2,900,000   MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SEMASS SYSTEMS
                 SERIES A (RESOURCE RECOVERY REVENUE, NATL-RE INSURED)                 5.63          01/01/2012           3,029,195
       750,000   MASSACHUSETTS STATE HEFA HEALTHCARE SYSTEMS CATHOLIC EAST
                 (HCFR)                                                                2.50          11/15/2011             763,545
     2,000,000   MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY BARBOUR
                 CORPORATE ISSUE (IDR, BANK OF AMERICA NA LOC)+/-ss                    0.45          08/01/2018           2,000,000
     1,280,000   MASSACHUSETTS STATE INDUSTRIAL FINANCE AGENCY BERKSHIRE
                 PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)+/-ss                                                             0.48          09/01/2020           1,280,000
    31,000,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-ss              0.53          02/01/2012          31,000,000
    13,100,000   MASSACHUSETTS STATE SERIES A (GENERAL FUND REVENUE)+/-ss              0.67          02/01/2013          13,100,000
     3,700,000   MASSACHUSETTS STATE SERIES A (OTHER REVENUE)+/-ss                     0.30          09/01/2016           3,700,000
                                                                                                                         92,935,174
                                                                                                                   ----------------
MICHIGAN: 3.49%
       700,000   DETROIT MI CAPITAL IMPROVEMENT LIMITED TAX SERIES A-1
                 (PROPERTY TAX REVENUE)                                                5.00          04/01/2013            691,201
     3,620,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.00          09/30/2010          3,666,879
     1,100,000   DETROIT MI CONVENTION FACILITIES COBO HALL (OTHER REVENUE,
                 NATL-RE INSURED)                                                      5.00          09/30/2012          1,146,134
     1,000,000   DETROIT MI SCHOOL DISTRICT SCHOOL BUILDING & SITE IMPROVEMENT
                 SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)                         5.00          05/01/2010          1,002,970
     2,000,000   DETROIT MI SECOND LIEN SERIES C (SEWER REVENUE, NATL-RE
                 INSURED)                                                              5.00          07/01/2011          2,068,100
    11,660,000   DETROIT MI SEWAGE DISPOSAL (SEWER REVENUE, NATL-RE INSURED)+/-ss      0.54          07/01/2021         11,660,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MICHIGAN (continued)
$    3,030,000   DETROIT MI WATER SUPPLY SYSTEM SERIES A (WATER REVENUE,
                 NATL-RE INSURED)                                                      5.40%         07/01/2010    $      3,054,089
    16,590,000   KALAMAZOO MI HOSPITAL FINANCE AUTHORITY BRONSON METHODIST
                 SERIES A (HCFR, JPMORGAN CHASE LOC)+/-ss                              0.26          05/15/2028          16,590,000
     2,735,000   KENT MI HOSPITAL FINANCE AUTHORITY PINE REST CHRISTIAN HEALTH
                 (HCFR, FIFTH THIRD BANK LOC)+/-ss                                     0.38          10/01/2041           2,735,000
     2,825,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B
                 (HCFR)                                                                5.00          07/15/2011           2,958,792
    33,590,000   KENT MI HOSPITAL FINANCE AUTHORITY SPECTRUM HEALTH SERIES B 2
                 (HCFR)+/-ss                                                           0.33          01/15/2047          33,590,000
     5,880,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss             0.38          06/01/2034           5,880,000
       850,000   MICHIGAN HEFA LIMITED OBLIGATION DAVENPORT UNIVERSITY
                 (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss             0.38          01/01/2036             850,000
     1,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY DETROIT SCHOOL DISTRICT
                 (OTHER REVENUE, AGM INSURED)                                          5.00          06/01/2010           1,007,050
    34,000,000   MICHIGAN MUNICIPAL BOND AUTHORITY STUDENT AID NOTES SERIES D
                 (OTHER REVENUE)                                                       9.50          08/20/2010          33,947,980
     1,000,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE)            5.00          10/15/2010           1,022,050
       250,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE)            3.00          10/15/2011             255,255
     6,675,000   MICHIGAN STATE BUILDING AUTHORITY SERIES 1 (LEASE REVENUE)            5.00          10/15/2011           7,017,428
     7,120,000   MICHIGAN STATE COMPREHENSIVE TRANSITION (OTHER REVENUE, FSA
                 INSURED)+/-ss                                                         0.49          05/15/2023           7,120,000
     2,750,000   MICHIGAN STATE COP SERIES A (LEASE REVENUE, NATL-RE
                 Insured)+/-ss                                                         5.00          09/01/2031           2,806,568
    15,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-12 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032          15,000,000
       800,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-16 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032             800,000
     7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-17 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032           7,500,000
     4,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-18 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032           4,000,000
     7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-22 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032           7,500,000
     7,500,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HEALTHCARE
                 EQUIPMENT LOAN PROGRAM SERIES C SUBSERIES C-24 (HCFR, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.48          12/01/2032           7,500,000
     1,550,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
                 (HCFR)                                                                5.00          05/15/2010           1,556,138
     2,250,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                 (HOUSING REVENUE)                                                     3.05          06/01/2010           2,252,768
     4,000,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY SERIES C
                 (HOUSING REVENUE)                                                     3.15          12/01/2010           4,019,440
     3,695,000   MICHIGAN STATE STRATEGIC FUND CONSUMERS ENERGY COMPANY
                 PROJECT (IDR)                                                         4.25          06/15/2010           3,709,669
     7,750,000   MICHIGAN STATE STRATEGIC FUND DETROIT ED (ELECTRICAL POWER
                 REVENUE)+/-ss                                                         3.05          08/01/2024           7,885,548
     5,000,000   MICHIGAN STATE STRATEGIC FUND DETROIT FUND POLLUTION SERIES
                 AA (UTILITIES REVENUE, NATL-RE FIGC INSURED)                          6.95          05/01/2011           5,269,850
     3,000,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION WASTE
                 MANAGEMENT (SOLID WASTE REVENUE)+/-ss                                 1.00          12/01/2013           3,000,570
     1,000,000   MICHIGAN STATE STRATEGIC FUND WASTE MANAGEMENT INCORPORATED
                 PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                              4.63          12/01/2012           1,034,780
    23,850,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4098 (FUEL SALES
                 TAX REVENUE, FSA INSURED)+/-ss                                        0.54          11/01/2020          23,850,000
     2,255,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)                            5.00          12/01/2011           2,308,579
    12,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                   5.25          12/01/2010          12,091,680
     9,370,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                   5.25          12/01/2011           9,488,624
     5,500,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE INSURED)                   5.25          12/01/2012           5,569,630
     1,000,000   WAYNE CHARTER COUNTY MI DETROIT METROPOLITAN WAYNE COUNTY
                 AIRPORT SERIES B (AIRPORT REVENUE, NATL-RE INSURED)                   5.25          12/01/2010           1,007,640

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MICHIGAN (continued)
$    1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                 SYSTEM (PROPERTY TAX REVENUE)                                         3.00%         01/01/2011    $      1,014,440
     1,000,000   WESTERN TOWNSHIPS MI UTILITIES AUTHORITY SEWAGE DISPOSAL
                 SYSTEM (PROPERTY TAX REVENUE)                                         3.00          01/01/2012           1,026,320
                                                                                                                        266,455,172
                                                                                                                   ----------------
MINNESOTA: 0.46%
    10,900,000   MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTHSPAN SERIES B
                 (HCFR, AMBAC INSURED)+/-ss(a)(m)(n)                                   0.40          11/15/2017          10,218,750
     3,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES B (AIRPORT REVENUE)                                            5.00          01/01/2012           3,160,830
     4,765,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES B (AIRPORT REVENUE)                                            5.00          01/01/2013           5,088,686
       465,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES D (AIRPORT REVENUE, NATL-RE FGIC INSURED)                      5.75          01/01/2013             477,369
     4,060,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                 COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE, MARSHALL &
                 ILSLEY BANK LOC)+/-ss                                                 2.15          11/01/2022           4,060,000
     1,500,000   ROSEVILLE MN ROSEPOINTE I PROJECT SERIES C (HOUSING REVENUE)          8.00          12/01/2033           1,572,465
     1,100,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                 (HCFR)                                                                4.00          11/15/2010           1,119,448
     1,300,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                 (HCFR)                                                                4.00          11/15/2011           1,353,586
     1,400,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                 (HCFR)                                                                5.00          11/15/2012           1,511,972
     1,500,000   ST. PAUL MN HOUSING & RDA ALLINA HEALTH SYSTEM SERIES A-1
                 (HCFR)                                                                5.00          11/15/2013           1,638,465
     1,800,000   ST. PAUL MN HOUSING & RDA VARIOUS GOODWILL/EASTER SEALS
                 PROJECTS (IDR, US BANK NA LOC)+/-ss                                   0.45          08/01/2025           1,800,000
     2,960,000   ST. PAUL MN PORT AUTHORITY SERIES N-1 (IDR, US BANK NA
                 LOC)+/-ss                                                             3.25          02/01/2028           3,017,365
                                                                                                                         35,018,936
                                                                                                                   ----------------
MISSISSIPPI: 1.36%
     3,225,000   JACKSON STATE UNIVERSITY MI EDUCATIONAL BUILDING CORPORATION
                 CAMPUS FACILITIES PROJECT (LEASE REVENUE)+/-ss                        5.00          03/01/2034           3,314,171
     6,560,000   MISSISSIPPI BUSINESS FINANCE CORPORATION BEST BUY PLAZA LP
                 PROJECT (ECONOMIC DEVELOPMENT REVENUE, REGIONS BANK LOC)+/-ss         0.60          09/01/2033           6,560,000
    20,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION COAST ELECTRIC POWER
                 ASSOCIATION SERIES C (ELECTRIC REVENUE)+/-ss                          1.88          05/01/2037          20,001,400
     9,900,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULF SHIP LLC
                 PROJECT PHASE III (IDR, REGIONS BANK LOC)+/-ss                        0.60          06/01/2028           9,900,000
     8,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION DDR GULFPORT
                 PROMENADE PROJECT (IDR, REGIONS BANK LOC)+/-ss                        0.60          12/01/2037           8,000,000
    12,750,000   MISSISSIPPI BUSINESS FINANCE CORPORATION GULF SHIP LLC
                 PROJECT (OTHER REVENUE, REGIONS BANK LOC)+/-ss                        0.60          06/01/2026          12,750,000
     6,195,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG CLINIC
                 (HCFR, REGIONS BANK LOC)+/-ss                                         0.60          11/01/2026           6,195,000
    30,400,000   MISSISSIPPI BUSINESS FINANCE CORPORATION HATTIESBURG PROJECT
                 A (IDR, MARSHALL & ILSLEY BANK LOC)+/-ss                              2.14          10/01/2033          30,400,000
     5,520,000   MISSISSIPPI BUSINESS FINANCE CORPORATION TRI STATE TRUCK
                 CENTER INCORPORATED PROJECT (OTHER REVENUE, REGIONS BANK
                 LOC)+/-ss                                                             0.60          03/01/2033           5,520,000
       750,000   MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION LIMITED TAX
                 NOTE SERIES B-1 (HCFR, ASSURED GUARANTY)                              3.00          07/01/2011             767,550
                                                                                                                        103,408,121
                                                                                                                   ----------------
MISSOURI: 1.01%
     1,895,000   KANSAS CITY MO SCHOOL DISTRICT BUILDING CORPORATION SERIES A
                 (LEASE REVENUE, NATL-RE FGIC INSURED)                                 5.00          02/01/2011           1,936,766
     1,000,000   KANSAS CITY MO SERIES E (TAX REVENUE)##                               2.60          02/01/2012             952,640
     2,500,000   MISSOURI STATE HEFA PRIVATE EDUCATION SERIES B (COLLEGE &
                 UNIVERSITY REVENUE)                                                   4.00          04/23/2010           2,502,550
     1,500,000   MISSOURI STATE HEFA ROCKHURST UNIVERSITY PRIVATE EDUCATION
                 SERIES C (COLLEGE & UNIVERSITY REVENUE)                               4.00          04/23/2010           1,501,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MISSOURI (continued)
$    2,680,000   MISSOURI STATE HEFA ST. JOSEPH SERIES A (PRIVATE SCHOOL
                 REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                              0.40%        12/01/2029     $      2,680,000
    21,600,000   MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI
                 MODAL THIRD LIEN B2 (TOLL ROAD REVENUE)+/-ss                          0.24         05/01/2015           21,600,000
     1,030,000   MISSOURI STATE SINGLE FAMILY HOMEOWNER LOAN SERIES C1
                 (HOUSING REVENUE LOC, GNMA FNMA INSURED)                              7.15         03/01/2032            1,099,092
       470,000   ST. LOUIS MO FLOATERS SERIES 004 (AIRPORT REVENUE, FSA
                 INSURED, DEXIA CREDIT LOCAL LOC)+/-ss                                 0.33         07/01/2026              470,000
    37,925,000   ST. LOUIS MO FLOATERS SERIES 3431(AIRPORT REVENUE, NATL-RE
                 INSURED)+/-ss                                                         0.54         07/01/2017           37,925,000
     1,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES A
                 2 (AIRPORT REVENUE)                                                   4.00         07/01/2010            1,006,060
     2,000,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL AIRPORT SERIES A
                 2 (AIRPORT REVENUE)                                                   4.00         07/01/2011            2,052,880
     3,250,000   ST. LOUIS MO MUNICIPAL FINANCE CORPORATION CONVENTION CENTER
                 PROJECT (LEASE REVENUE, AMBAC INSURED)                                5.25         07/15/2010            3,279,120
                                                                                                                         77,005,638
                                                                                                                   ----------------
NEBRASKA: 0.54%
       975,000   CENTRAL PLAINS NE ENERGY PROJECT # 1(NATURAL GAS REVENUE)+/-ss        0.48         12/01/2010              972,319
     4,830,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00         12/01/2011            5,089,661
     7,140,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00         12/01/2012            7,584,751
    19,280,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00         12/01/2013           20,525,874
     6,600,000   CENTRAL PLAINS NE ENERGY PROJECT # 1 SERIES A (NATURAL GAS
                 REVENUE)                                                              5.00         12/01/2014            7,028,076
                                                                                                                         41,200,681
                                                                                                                   ----------------
NEVADA: 0.24%
       200,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                 REVENUE, NATL-RE INSURED)+/-ss                                        1.50         07/01/2012              200,000
     8,250,000   CLARK COUNTY NV AIRPORT ROCS RR II R-11823 (AIRPORT
                 Revenue)+/-ss++                                                       0.39         01/01/2036            8,250,000
     4,000,000   CLARK COUNTY NV AIRPORT SERIES A (PROPERTY TAX REVENUE)+/-ss          0.32         07/01/2027            4,000,000
     2,650,000   CLARK COUNTY NV NEVADA POWER COMPANY PCR PROJECT SERIES D
                 (IDR, ACA INSURED)                                                    5.30         10/01/2011            2,648,861
     1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE, AMBAC
                 INSURED)                                                              5.00         07/01/2012            1,060,310
     1,000,000   CLARK COUNTY NV SUB LIEN SERIES A-1 (AIRPORT REVENUE, NATL-RE
                 FGIC INSURED)                                                         5.25         07/01/2012            1,065,770
       855,000   NEVADA HOUSING DIVISION SERIES B (SFHR)                               4.80         10/01/2031              880,094
                                                                                                                         18,105,035
                                                                                                                   ----------------
NEW HAMPSHIRE: 0.72%
     2,410,000   MANCHESTER NH SERIES B (AIRPORT REVENUE)                              5.00         01/01/2011            2,468,780
     6,000,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY REFUNDING THE UNITED
                 ILLUMINATING SERIES A (PCR)+/-ss                                      6.88         12/01/2029            6,409,980
    13,165,000   NEW HAMPSHIRE BUSINESS FINANCE AUTHORITY THE UNITED
                 ILLUMINATING COMPANY PROJECT (PCR)+/-ss                               7.13         07/01/2027           13,948,318
    15,000,000   NEW HAMPSHIRE HEFA RIVERWOODS EXETER (HCFR, BANK OF AMERICA
                 NA LOC)+/-ss                                                          0.27         03/01/2038           15,000,000
    15,750,000   NEW HAMPSHIRE HEFA SERIES 11819 (OTHER REVENUE)+/-ss++                0.35         10/01/2017           15,750,000
       930,000   NEW HAMPSHIRE HEFA SOUTHEASTERN REGIONAL EDUCATIONAL SERVICES
                 (PRIVATE SCHOOLS REVENUE, OCEAN NATIONAL BANK LOC)+/-ss               3.95         11/01/2036              961,062
                                                                                                                         54,538,140
                                                                                                                   ----------------
NEW JERSEY: 1.46%
       305,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A (LEASE
                 REVENUE, ASSURED GUARANTY)                                            4.00         12/01/2011              321,464
     2,075,000   CAMDEN COUNTY NJ IMPROVEMENT AUTHORITY SERIES A (LEASE
                 REVENUE, ASSURED GUARANTY)                                            4.00         12/01/2012            2,229,608

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEW JERSEY (continued)
$    1,210,000   GLOUCESTER COUNTY NJ IMPROVEMENT AUTHORITY WASTE MANAGEMENT
                 INCORPORATED PROJECT B (RESOURCE RECOVERY REVENUE)+/-ss               3.38%         12/01/2029    $      1,220,914
     2,270,000   NEW JERSEY EDA CIGARETTE TAX (TOBACCO & LIQUOR TAXES REVENUE,
                 AGM INSURED)                                                          5.00          06/15/2010           2,276,538
     8,560,000   NEW JERSEY EDA CIGARETTE TAX (TOBACCO & LIQUOR TAXES REVENUE,
                 FGIC INSURED)                                                         5.00          06/15/2011           8,719,986
     6,600,000   NEW JERSEY EDA EL DORADO SERIES A (OTHER REVENUE)+/-ss                0.88          12/01/2021           6,600,000
     5,230,000   NEW JERSEY HFFA AHS HOSPITAL CORPORATION SERIES A (HCFR)              5.00          07/01/2010           5,277,855
     2,000,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                       2.00          11/15/2010           2,009,940
     2,000,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                       2.00          11/15/2011           2,017,560
     1,490,000   NEW JERSEY HFFA CATHOLIC HEALTHCARE EAST (HCFR)                       5.00          11/15/2012           1,607,978
     1,000,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C-2 (TOLL ROAD
                 REVENUE, AGM INSURED)+/-ss                                            0.35          01/01/2024           1,000,000
     2,230,000   NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                 REVENUE, SOCIETE GENERALE LOC)+/-ss                                   0.34          01/01/2018           2,230,000
     1,055,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY PUTTABLE
                 FLOATING OPTION TAX-EXEMPT RECEIPTS 109 (OTHER REVENUE, FGIC
                 INSURED)+/-ss                                                         0.58          12/15/2030           1,055,000
     9,130,000   NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY PUTTABLE
                 FLOATING OPTION TAX-EXEMPT RECEIPTS 2363 (OTHER REVENUE, FGIC
                 INSURED)+/-ss                                                         0.54          06/15/2023           9,130,000
     1,500,000   NEWARK NJ TAX APPEAL NOTES SERIES H (PROPERTY TAX REVENUE)            3.25          12/16/2010           1,506,540
     1,100,000   PERTH AMBOY NJ BOARD OF EDUCATION COP (LEASE REVENUE, ASSURED
                 GUARANTY)                                                             3.00          12/15/2011           1,122,825
    23,710,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4003 ESSEX
                 COUNTY (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                        0.54          12/15/2021          23,710,000
    25,990,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4036 (TOLL ROAD
                 REVENUE, AMBAC INSURED)+/-ss                                          0.47          01/01/2025          25,990,000
    12,690,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 481 (TOLL ROAD
                 REVENUE, AMBAC INSURED)+/-ss                                          0.44          06/01/2023          12,690,000
       750,000   TOBACCO SETTLEMENT FINANCING CORPORATION NJ SERIES 1A
                 (TOBACCO SETTLEMENT REVENUE)                                          4.13          06/01/2010             751,613
                                                                                                                        111,467,821
                                                                                                                   ----------------
NEW MEXICO: 0.18%
     3,950,000   FARMINGTON NM PCR SOUTHERN CALIFORNIA EDISON SERIES A
                 (ELECTRIC REVENUE, FGIC INSURED)+/-ss                                 3.55          04/01/2029           3,950,000
     1,000,000   GALLUP NM PCR TRI-STATE GENERATION (OTHER REVENUE, AMBAC
                 INSURED)                                                              5.00          08/15/2010           1,011,040
     8,930,000   PUEBLO OF SANDIA NM (OTHER REVENUE)+/-ss                              1.79          03/01/2015           8,930,000
                                                                                                                         13,891,040
                                                                                                                   ----------------
NEW YORK: 2.89%
       160,000   CHAUTAUQUA COUNTY NY IDAG JAMESTOWN COMMUNITY SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, RBS CITIZENS BANK NA LOC)+/-ss         0.47          08/01/2027             160,000
     3,180,000   GUILDERLAND NY IDA WILDWOOD PROJECT SERIES A (OTHER REVENUE,
                 KEYBANK NA LOC)+/-ss                                                  0.49          07/01/2032           3,180,000
     1,000,000   HEMPSTEAD TOWN NY IDAG AMERICAN FUEL PROJECT (IDR)ss                  5.00          12/01/2010           1,001,600
     9,000,000   LONG ISLAND POWER AUTHORITY SERIES D (UTILITIES REVENUE, AGM
                 INSURED)+/-ss                                                         0.30          12/01/2029           9,000,000
    26,310,000   LONG ISLAND POWER AUTHORITY SERIES G (UTILITIES REVENUE, AGM
                 INSURED)+/-ss                                                         0.30          12/01/2029          26,310,000
     1,000,000   LONG ISLAND POWER AUTHORITY SERIES I (UTILITIES REVENUE, FSA
                 INSURED)+/-ss                                                         0.32          12/01/2029           1,000,000
    10,700,000   LONG ISLAND POWER AUTHORITY SERIES K (UTILITIES REVENUE, FSA
                 INSURED)+/-ss                                                         0.31          12/01/2029          10,700,000
    36,450,000   LONG ISLAND POWER AUTHORITY SERIES L (UTILITIES REVENUE, FSA
                 INSURED)+/-ss                                                         0.30          12/01/2029          36,450,000
     1,290,000   MONROE COUNTY NY GREATER ROCHESTER INTERNATIONAL AIRPORT
                 (AIRPORT REVENUE, NATL-RE INSURED)                                    5.25          01/01/2011           1,315,761
     2,015,000   NEW YORK CITY NY IDAG TERMINAL ONE GROUP ASSOCIATION PROJECT
                 (LEASE REVENUE)                                                       5.00          01/01/2011           2,056,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NEW YORK (continued)
$   13,525,000   NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY FUTURE TAX
                 SECTION SUBSERIES C2 (SALES TAX REVENUE, AGM INSURED)+/-ss            0.72%         11/01/2027    $     13,525,000
    13,725,000   NEW YORK NY FISCAL 2008 SUBSERIES A-3 (PROPERTY TAX REVENUE,
                 AGM INSURED)+/-ss                                                     0.65          08/01/2026          13,725,000
     1,785,000   NEW YORK NY IDAG CAPITAL APPRECIATION YANKEE STADIUM PILOT
                 (RECREATIONAL FACILITIES REVENUE, ASSURED GUARANTY)##                 1.60          03/01/2011           1,759,171
     5,300,000   NEW YORK NY SUBSERIES C-4 (PROPERTY TAX REVENUE, AGM
                 Insured)+/-ss                                                         0.55          01/01/2032           5,300,000
     6,400,000   NEW YORK NY SUBSERIES H-6 (PROPERTY TAX REVENUE, NATL-RE
                 INSURED)+/-ss                                                         0.32          08/01/2013           6,400,000
     6,000,000   NEW YORK STATE DORMITORY AUTHORITY FORDHAM UNIVERSITY SERIES
                 A-2 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                 LOC)+/-ss                                                             0.33          07/01/2032           6,000,000
     7,980,000   NEW YORK STATE DORMITORY AUTHORITY PUTTABLE FLOTATION OPTION
                 TAX-EXEMPT RECEIPTS 3675 (INCOME TAX REVENUE, AMBAC
                 Insured)+/-ss                                                         0.54          03/15/2028           7,980,000
     1,175,000   NEW YORK STATE ENERGY R&D AUTHORITY PCR KEYSPAN GENERATION
                 SERIES A (IDR, AMBAC INSURED)+/-ss                                    2.00          10/01/2028           1,175,000
     1,900,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION WASTE
                 MANAGEMENT PROJECT SERIES A (IDR)+/-ss                                4.55          05/01/2012           1,934,713
     3,025,000   NEW YORK STATE GOOD SAMARITAN HOSPITAL MEDICAL CENTER SERIES
                 A (HCFR, NATL-RE INSURED)                                             5.70          07/01/2013           3,062,540
     5,600,000   NEW YORK STATE MORTGAGE AGENCY SERIES 153 (HOUSING REVENUE)+/-ss      0.32          04/01/2047           5,600,000
       310,000   NEW YORK STATE URBAN DEVELOPMENT CAPITAL APPRECIATION STATE
                 OFFICE SERIES S (LEASE REVENUE)##                                     1.40          01/01/2011             306,773
    35,830,000   NEW YORK STATE URBAN DEVELOPMENT CORPORATION COP (OTHER
                 REVENUE)                                                              5.88          02/01/2013          35,846,840
     4,000,000   PULASKI NY CENTRAL SCHOOL DISTRICT BOND ANTICIPATION NOTES
                 (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                         3.00          08/13/2010           4,021,600
     9,590,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4291+/-ss                0.91          06/01/2031           9,590,000
     1,368,814   SILVER CREEK NY CENTRAL SCHOOL DISTRICT BOND ANTICIPATION
                 NOTES (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                   1.50          06/17/2010           1,369,800
     3,345,000   TRIBOROUGH NY BRIDGE & TUNNEL AUTHORITY SERIES C (TOLL ROAD
                 REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                              0.32          01/01/2032           3,345,000
     8,030,000   UTICA NY IDAG UTICA COLLEGE PROJECT SERIES B (COLLEGE &
                 UNIVERSITY REVENUE, RBS CITIZENS NA BANK LOC)+/-ss                    0.47          10/01/2034           8,030,000
                                                                                                                        220,145,770
                                                                                                                   ----------------
NORTH CAROLINA: 1.93%
       250,000   ALBEMARLE NC HOSPITAL AUTHORITY (HCFR)                                5.00          10/01/2010             251,435
     1,100,000   NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY JOHNSON &
                 WALES UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                 REVENUE, XLCA INSURED)                                                5.00          04/01/2011           1,124,497
     5,810,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES C
                 (ELECTRIC REVENUE, NATL-RE INSURED)                                   7.00          01/01/2013           6,301,061
    69,336,000   NORTH CAROLINA MEDICAL CARE COMMISSION CAROMONT HEALTH (HCFR,
                 ASSURED GUARANTY)+/-ss                                                0.65          02/15/2035          69,336,000
     1,200,000   NORTH CAROLINA MEDICAL CARE COMMISSION CATHOLIC HEALTH EAST
                 (HCFR)                                                                2.50          11/15/2011           1,221,864
     1,085,000   NORTH CAROLINA MEDICAL CARE COMMISSION CATHOLIC HEALTH EAST
                 (HCFR)                                                                4.00          11/15/2012           1,144,425
     3,205,000   NORTH CAROLINA MEDICAL CARE COMMISSION FIRSTHEALTH CAROLINA
                 SERIES C (HCFR)                                                       3.00          10/01/2012           3,287,529
    64,750,000   NORTH CAROLINA MEDICAL CARE COMMISSION NOVANT HEALTH SERIES A
                 (HCFR)+/-ss                                                           0.30          11/01/2028          64,750,000
                                                                                                                        147,416,811
                                                                                                                   ----------------
                 NORTH DAKOTA: 0.09%
     1,700,000   FARGO ND MERITCARE OBLIGATED GROUP SERIES A (HCFR, NATL-RE
                 INSURED)                                                              5.50          06/01/2011           1,709,928
     1,195,000   GRAND FORKS ND ALTRU HEALTH SYSTEM OBLIGATED GROUP (HCFR,
                 NATL-RE INSURED)                                                      5.30          08/15/2010           1,198,143
       865,000   GRAND FORKS ND UNITED HOSPITAL OBLIGATED GROUP (HCFR, NATL-RE
                 INSURED)                                                              6.63          12/01/2010             867,915

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
NORTH DAKOTA (continued)
$    3,200,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION PUBLIC PROJECTS
                 CONSTRUCTION NOTES SERIES A-2 (WATER REVENUE)+/-ss                     1.35%        10/01/2010    $      3,205,120
                                                                                                                          6,981,106
                                                                                                                   ----------------
OHIO: 1.31%
     9,000,000   AKRON OH HEALTH BENEFITS CLAIM BOND ANTICIPATION NOTES
                 (INCOME TAX REVENUE)                                                  1.75          03/17/2011           9,005,040
     2,300,000   BLUE ASH OHIO URSULINE ACADEMY PROJECT (OTHER REVENUE, FIFTH
                 THIRD BANK LOC)+/-ss                                                  0.38          06/01/2031           2,300,000
     1,900,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                 (OTHER REVENUE)                                                       4.13          06/01/2010           1,904,085
     1,000,000   BUCKEYE OH TOBACCO SETTLEMENT FINANCING AUTHORITY SERIES A1
                 (OTHER REVENUE)                                                       5.00          06/01/2010           1,003,590
     1,105,000   CUYAHOGA COUNTY OH UNIVERSITY HOSPITAL HEALTH SYSTEM PROJECT
                 SERIES A (HCFR)                                                       5.50          01/15/2011           1,108,337
     1,120,000   HAMILTON COUNTY OH EDR STATE XAVIER HIGH SCHOOL PROJECT
                 (PRIVATE SCHOOLS REVENUE, FIFTH THIRD BANK LOC)+/-ss                  0.38          04/01/2028           1,120,000
     3,000,000   LORAIN OHIO PORT AUTHORITY HORIZON ACTIVITIES CENTER PROJECT
                 (OTHER REVENUE, FIFTH THIRD BANK LOC)+/-ss                            0.38          07/01/2028           3,000,000
     7,140,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH SERIES B (HCFR)+/-ss             5.00          05/01/2029           7,739,332
     3,000,000   MONTGOMERY COUNTY OH CATHOLIC HEALTH SERIES C-2 (HCFR)+/-ss           4.10          10/01/2041           3,123,780
     6,580,000   NORTHWESTERN OH WATER & SEWER DISTRICT BOND ANTICIPATION
                 NOTES SERIES B (SEWER REVENUE)                                        4.25          06/09/2010           6,596,516
     1,000,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY PCR FIRSTENERGY
                 SERIES A (IDR, KEYBANK NA LOC)+/-ss                                   0.35          12/01/2023           1,000,000
    13,500,000   OHIO STATE AIR QUALITY DEVELOPMENT AUTHORITY POWER PROJECT
                 (ELECTRIC, POWER & LIGHT REVENUE, NATL-RE INSURED)+/-ss               4.85          08/01/2040          14,084,415
     5,500,000   OHIO STATE WATER DEVELOPMENT AUTHORITY PCR FIRST ENERGY
                 SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                             3.00          10/01/2033           5,533,990
     5,900,000   OHIO STATE WATER DEVELOPMENT AUTHORITY PCR FIRSTENERGY SERIES
                 A (WATER REVENUE)+/-ss                                                4.75          08/01/2029           6,078,416
       310,000   OHIO STATE WATER DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                 PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                              2.63          07/01/2021             309,216
       290,000   OLMSTED FALLS OH BOND ANTICIPATION NOTES FIRE STATION (OTHER
                 REVENUE)                                                              2.50          08/18/2010             291,128
     1,865,000   OLMSTED FALLS OH BOND ANTICIPATION NOTES VARIOUS PURPOSE
                 IMPROVEMENT (OTHER REVENUE)                                           2.50          08/18/2010           1,872,255
     1,130,000   PARMA HEIGHTS OH BOND ANTICIPATION NOTES (PROPERTY TAX
                 REVENUE)                                                              2.25          09/08/2010           1,133,514
    14,170,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 567 (OTHER
                 REVENUE, NATL-RE INSURED)+/-ss                                        0.49          04/01/2026          14,170,000
     3,000,000   TOLEDO OH BOND ANTICIPATION NOTES CAPITAL IMPROVEMENT SERIES
                 (PROPERTY TAX REVENUE)                                                3.25          05/27/2010           3,002,730
     4,280,000   TOLEDO OH SPECIAL GO (OTHER REVENUE)                                  4.00          06/01/2011           4,354,986
     4,497,000   WARRENSVILLE HEIGHTS OH ANTICIPATION NOTES SERIES 4 (PROPERTY
                 TAX REVENUE)                                                          2.75          09/16/2010           4,519,305
     2,250,000   WARRENSVILLE HEIGHTS OH BOND ANTICIPATION NOTES (OTHER
                 REVENUE)                                                              3.00          02/03/2011           2,265,863
     2,183,936   WATERVILLE OH BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)          3.50          08/05/2010           2,192,104
     2,330,000   WOODLAWN OH COMMUNITY CENTER (PROPERTY TAX REVENUE)                   4.00          11/24/2010           2,354,046
                                                                                                                        100,062,648
                                                                                                                   ----------------
OKLAHOMA: 0.22%
     4,670,000   OKLAHOMA CITY OK AIRPORT TRUST LIEN 27TH SERIES B (AIRPORT
                 REVENUE, AGM INSURED)                                                 5.38          07/01/2011           4,719,362
     1,000,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                       3.00          03/01/2011           1,014,630
     3,825,000   OKLAHOMA COUNTY OK FINANCE AUTHORITY PUTNAM CITY PUBLIC
                 SCHOOLS PROJECT (LEASE REVENUE)                                       3.50          03/01/2012           3,928,084
       595,000   OKLAHOMA HOUSING FINANCE AGENCY SFMR HOMEOWNER LOAN PROGRAM
                 SERIES D2 (HOUSING REVENUE, GNMA FNMA INSURED)                        7.10          09/01/2028             604,336
     4,090,000   OKLAHOMA SCHOOL DISTRICT ANTICIPATION PROGRAM COP (PROPERTY
                 TAX REVENUE, STATE AID WITHHOLDING)                                   1.75          06/30/2010           4,093,313

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
OKLAHOMA (continued)
$    1,000,000   TULSA COUNTY OK INDUSTRIAL AUTHORITY JENKS PUBLIC SCHOOL
                 (LEASE REVENUE)                                                        5.00%        09/01/2011    $      1,060,650
       935,000   TULSA OK AIRPORT IMPROVEMENT TRUST SERIES A (AIRPORT REVENUE)          3.00         06/01/2010             937,366
       175,000   TULSA OK AIRPORT IMPROVEMENT TRUST SERIES A (AIRPORT REVENUE)          3.00         06/01/2011             177,541
                                                                                                                         16,535,282
                                                                                                                   ----------------
OREGON: 0.42%
     4,000,000   GILLIAM COUNTY OR WASTE MANAGEMENT PROJECT (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                          1.00         10/01/2018           3,999,280
     2,500,000   GILLIAM COUNTY OR WASTE MANAGEMENT SERIES A
                 (OTHER REVENUE)+/-ss                                                   6.00         08/01/2025           2,507,400
        45,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES G
                 (SFMR)                                                                 4.70         07/01/2025              43,568
    25,590,000   SALEM OR HOSPITAL FACILITY AUTHORITY SALEM HOSPITAL PROJECT
                 SERIES C (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss               0.42         08/15/2036          25,590,000
                                                                                                                         32,140,248
                                                                                                                   ----------------
PENNSYLVANIA: 6.36%
     5,200,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE INSURED)               5.75         01/01/2011           5,322,980
     4,995,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT SERIES A (AIRPORT REVENUE, NATL-RE
                 INSURED)+/-ss                                                          4.00         01/01/2011           5,053,142
     1,795,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY HEALTH
                 SYSTEM WESTERN PENNSYLVANIA SERIES A (HCFR)                            5.00         11/15/2010           1,794,138
     6,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                           4.00         05/15/2012           6,580,404
    10,275,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES A (HCFR)                           5.00         05/15/2013          11,226,157
    21,000,000   ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UNIVERSITY
                 OF PITTSBURGH MEDICAL CENTRE SERIES F (HCFR)+/-ss                      1.34         05/15/2038          21,000,000
     2,525,000   ALLEGHENY COUNTY PA IDA DUQUENSE LIGHT PCR (ELECTRIC, POWER &
                 LIGHT REVENUE, AMBAC INSURED)+/-ss                                     4.05         09/01/2011           2,589,615
     7,000,000   ALLEGHENY COUNTY PA SANITATION AUTHORITY (SEWER REVENUE,
                 NATL-RE INSURED)                                                       5.50         12/01/2020           7,275,800
     3,650,000   BEAVER COUNTY PA IDA PCR FIRSTENERGY SERIES B (IDR)+/-ss               3.00         10/01/2047           3,672,557
     2,795,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00         11/15/2011           2,895,117
     2,865,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00         11/15/2012           2,982,981
     1,315,000   BLAIR COUNTY PA ALTOONA REGIONAL HEALTH SYSTEM (HCFR)                  4.00         11/15/2013           1,363,589
     3,190,000   CARBON COUNTY PA IDA PANTHER CREEK PARTNERS PROJECT (OTHER
                 REVENUE)                                                               6.65         05/01/2010           3,188,660
       685,000   DELAWARE COUNTY PA AUTHORITY NEUMANN COLLEGE (COLLEGE &
                 UNIVERSITY REVENUE)                                                    5.13         10/01/2011             715,647
     4,790,000   DELAWARE COUNTY PA IDA RESOURCE RECOVERY FACILITY SERIES A
                 (RESOURCE RECOVERY REVENUE)                                            6.10         07/01/2013           4,795,030
    75,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY MODE 1 (OTHER
                 REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                               0.32         08/01/2016          75,800,000
     4,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES 1985 B
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                        0.35         12/01/2020           4,300,000
     5,000,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                        0.35         12/01/2019           5,000,000
     6,300,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES A
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                        0.35         12/01/2020           6,300,000
    31,800,000   DELAWARE VALLEY PA REGIONAL FINANCIAL AUTHORITY SERIES D
                 (OTHER REVENUE, BAYERISCHE LANDESBANK LOC)+/-ss                        0.35         12/01/2020          31,800,000
     1,085,000   ERIE COUNTY PA HAMOT HEALTH FOUNDATION SERIES A (HCFR, AMBAC
                 INSURED)                                                               5.38         05/15/2010           1,088,092
     1,165,000   ERIE COUNTY PA ST. VINCENTS HEALTH SERIES A (HCFR)                     4.00         07/01/2011           1,180,145
     1,635,000   GALLERY CERTIFICATE TRUST PA (AUTO PARKING REVENUE, FSA
                 INSURED)                                                               4.50         02/15/2013           1,639,038
     6,420,000   HARRISBURG PA AUTHORITY CAPITAL APPRECIATION LIMITED
                 OBLIGATION SERIES C (RESOURCE RECOVERY REVENUE)##                      4.40         12/15/2010           6,225,153

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA (continued)
$   20,400,000   HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY SERIES D-1
                 (OTHER REVENUE, AGM INSURED)+/-ss                                      6.75%        12/01/2033    $     20,808,204
     2,700,000   HARRISBURG PA AUTHORITY RESOURCES GUARANTEED SUBORDINATED
                 SERIES D-2 (HCFR, NATL-RE INSURED)+/-ss                                5.00         12/01/2033           2,723,193
       890,000   LYCOMING COUNTY PA SUSQUEHANNA HEALTH SYSTEM PROJECT A (HCFR)          4.00         07/01/2012             911,930
     1,185,000   MONTGOMERY COUNTY IDA ACTS RETIREMENT LIFE COMMUNITY SERIES
                 A-1 (HCFR)                                                             5.00         11/15/2010           1,207,065
     2,375,000   MONTGOMERY COUNTY PA HIGHER EDUCATION & HEALTH AUTHORITY
                 ABINGTON MEMORIAL HOSPITAL SERIES A (HCFR, AMBAC INSURED)              4.80         06/01/2010           2,387,659
     5,680,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)           5.00         10/15/2011           5,907,598
     4,075,000   PENNSYLVANIA EDFA ALBERT EINSTEIN HEALTHCARE SERIES A (HCFR)           5.00         10/15/2012           4,298,025
    10,300,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                                4.50         12/01/2010          10,316,171
     8,755,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                                5.00         12/01/2012           8,795,623
     9,150,000   PENNSYLVANIA EDFA COLVER PROJECT SERIES F (RESOURCE RECOVERY
                 REVENUE, AMBAC INSURED)                                                5.00         12/01/2013           9,137,282
    31,000,000   PENNSYLVANIA EDFA THOMAS JEFFERSON UNIVERSITY HOSPITAL SYSTEM
                 (PROPERTY TAX REVENUE)+/-ss                                            0.69         10/01/2037          29,101,250
     7,700,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                 (RESOURCE RECOVERY REVENUE)+/-ss                                       2.63         12/01/2033           7,694,302
     4,750,000   PENNSYLVANIA EDFA WASTE MANAGEMENT INCORPORATED PROJECT
                 SERIES A (IDR)+/-ss                                                    2.25         11/01/2021           4,750,000
     3,040,000   PENNSYLVANIA STATE HEFAR ASSOCIATED INDEPENDENT COLLEGES
                 SERIES 13 (COLLEGE & UNIVERSITY REVENUE)+/-ss                          2.13         11/01/2031           3,040,000
     3,000,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                 CENTRE SERIES E (HCFR)                                                 3.50         05/15/2012           3,114,870
     7,905,000   PENNSYLVANIA STATE HEFAR UNIVERSITY OF PITTSBURGH MEDICAL
                 CENTRE SERIES E (HCFR)                                                 3.50         05/15/2013           8,279,144
     2,750,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY CAPITAL
                 ACQUISITION (OTHER REVENUE, NATLE-RE INSURED)                          6.13         12/15/2020           2,837,285
    10,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY CAPITAL
                 ACQUISITION (OTHER REVENUE, NATLE-RE INSURED)                          5.88         12/15/2025          10,300,000
     2,680,000   PENNSYLVANIA STATE ST. JOSEPHS UNIVERSITY SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC)+/-ss                        0.33         07/15/2036           2,680,000
    51,900,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES B-2 (TOLL ROAD
                 REVENUE, BANK OF AMERICA NA LOC)+/-ss                                  0.30         12/01/2038          51,900,000
    14,500,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                 REVENUE)+/-ss                                                          0.91         12/01/2012          14,500,000
    15,000,000   PENNSYLVANIA STATE TURNPIKE COMMISSION SERIES C (TOLL ROAD
                 REVENUE)+/-ss                                                          1.19         12/01/2013          15,000,000
     1,455,000   PHILADELPHIA PA (AIRPORT REVENUE, NATL-RE FGIC INSURED)                5.38         06/15/2012           1,464,501
     1,265,000   PHILADELPHIA PA 1998 7TH GENERAL ORDINANCE (UTILITIES
                 REVENUE, AMBAC INSURED)                                                4.00         10/01/2010           1,278,346
     1,705,000   PHILADELPHIA PA 8TH SERIES 1998 GENERAL ORDINANCE (UTILITIES
                 REVENUE)                                                               5.00         08/01/2012           1,795,501
       500,000   PHILADELPHIA PA 7TH SERIES 1998 GENERAL ORDINANCE (UTILITIES
                 REVENUE, AMBAC INSURED)                                                5.00         10/01/2013             525,715
    16,340,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT LIBERTY
                 LUTHERAN SERVICES PROJECT (HCFR, BANK OF AMERICA NA LOC)+/-ss          0.27         05/01/2038          16,340,000
       245,000   PHILADELPHIA PA GAS WORKS CAPITAL APPRECIATION ELEVENTH
                 SERIES C (NATURAL GAS REVENUE, AMBAC INSURED)##                        3.90         01/01/2012             228,742
       805,000   PHILADELPHIA PA GAS WORKS EIGHTEENTH SERIES (NATURAL GAS
                 REVENUE, CIFG INSURED)                                                 5.00         08/01/2011             834,278
     1,305,000   PHILADELPHIA PA IDA COMMERCIAL DEVELOPMENT RED LION (IDR, PNC
                 BANK NA LOC)+/-ss                                                      4.50         12/01/2016           1,312,256
     5,110,000   PHILADELPHIA PA IDA POOLED LOAN PROGRAM SERIES A-2 (OTHER
                 REVENUE, RBS CITIZENS BANK NA LOC)+/-ss                                0.79         06/01/2038           5,110,000
     3,170,000   PHILADELPHIA PA IDA SERIES A (LEASE REVENUE, NATL-RE FGIC
                 INSURED)                                                               5.00         10/01/2011           3,307,927
     1,255,000   PHILADELPHIA PA MUNICIPAL AUTHORITY LEASE SERIES B (LEASE
                 REVENUE, AGM INSURED)                                                  5.25         11/15/2011           1,328,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA (continued)
$    3,800,000   PHILADELPHIA PA REDEVELOPMENT AUTHORITY NEIGHBORHOOD
                 TRANSFORMATION SERIES A (OTHER REVENUE, NATL-RE FGIC INSURED)          5.25%        04/15/2011    $      3,920,498
     4,250,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                        5.00         09/01/2011           4,480,648
     6,100,000   PHILADELPHIA PA SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE, STATE AID WITHHOLDING)                                        5.00         09/01/2012           6,589,037
     1,380,000   SAYRE PA HCFA GUTHRIE HEALTH SERIES A (HCFR)                           6.00         12/01/2010           1,415,397
     1,850,000   SCHUYLKILL COUNTY PA IDA PINE GROVE LANDFILL INCORPORATED
                 (IDR)+/-ss                                                             6.25         10/01/2019           1,850,925
                                                                                                                        485,259,809
                                                                                                                   ----------------
PUERTO RICO: 1.74%
     1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                 0.44         07/01/2011             975,000
     1,895,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, FGIC INSURED)                 5.25         07/01/2010           1,911,884
    15,500,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (WATER
                 REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                                0.36         07/01/2011          14,725,000
     3,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY FLOATERS
                 SERIES 2601 (WATER REVENUE, GUARANTEE AGREEMENT)+/-ss                  0.29         07/01/2047           3,000,000
     5,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 FLOATERS SERIES DCL 019 (TOLL ROAD REVENUE, FSA INSURED,
                 DEXIA CREDIT LOCAL LOC)+/-ss                                           0.39         01/01/2029           5,000,000
     4,150,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES 2447 (OTHER REVENUE, ASSURED GUARANTY)+/-ss                     0.31         07/01/2036           4,150,000
    18,370,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES B (OTHER REVENUE)+/-ss                                          0.94         10/01/2040          18,370,000
     1,300,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNI SECURITIES TR
                 RECEIPTS-SGC-36-CLASS A (ELECTRIC REVENUE, SOCIETE GENERAL
                 LOC)+/-ss                                                              0.31         07/01/2032           1,300,000
       815,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES SS (ELECTRIC
                 REVENUE)                                                               5.00         07/01/2010             822,327
     1,000,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (ELECTRIC
                 REVENUE)                                                               5.00         07/01/2010           1,008,990
    10,955,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75         10/01/2011          10,965,955
     2,315,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                  5.63         08/01/2010           2,346,553
    62,825,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
                 (SALES TAX REVENUE)+/-ss                                               5.00         08/01/2039          65,724,374
     1,452,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 267 (OTHER
                 REVENUE, AMBAC INSURED)+/-ss                                           0.58         08/01/2047           1,452,000
       990,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         06/01/2010             994,544
                                                                                                                        132,746,627
                                                                                                                   ----------------
RHODE ISLAND: 0.44%
    31,625,000   NARRAGANSETT RI BAY COMMISSION SERIES A (SEWER REVENUE, RBS
                 CITIZENS BANK NA LOC)+/-ss                                             0.29         09/01/2034          31,625,000
       655,000   PROVIDENCE RI PUBLIC BUILDING AUTHORITY SCHOOL & PUBLIC
                 FACILITY PROJECT SERIES A (LEASE REVENUE, AMBAC INSURED)               5.38         12/15/2011             669,345
     1,420,000   RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION HOMEOWN
                 OPPORTUNITY SERIES 50-A (HOUSING REVENUE)                              3.55         10/01/2011           1,467,485
                                                                                                                         33,761,830
                                                                                                                   ----------------
SOUTH CAROLINA: 1.57%
     3,580,000   ANDERSON COUNTY SC FEDERAL PAPER BOARD COMPANY (IDR)+/-ss              4.75         08/01/2010           3,593,210
     7,000,000   GREENVILLE HOSPITAL SYSTEM SC SERIES B (HCFR, SUNTRUST BANK
                 LOC)+/-ss                                                              0.31         05/01/2033           7,000,000
     1,300,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                              5.00         04/01/2010           1,300,000
     2,250,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                              5.00         10/01/2010           2,288,633
     2,010,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                              5.00         04/01/2011           2,065,637

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
SOUTH CAROLINA (continued)
$    4,075,000   ORANGEBURG SC JOINT GOVERNMENTAL ACTION AUTHORITY (SALES TAX
                 REVENUE, NATL-RE INSURED)                                              5.00%        10/01/2011    $      4,236,126
    16,070,000   PIEDMONT SC MUNICIPAL POWER AGENCY CAPITAL APPRECIATION 2004
                 UNREFUNDED BALANCE (ELECTRIC, POWER & LIGHT REVENUE)##                 5.00         01/01/2013          14,018,665
     1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ANMED
                 HEALTH PROJECT (HCFR)                                                  5.00         02/01/2013           1,075,330
     3,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ASHLEY
                 HALL PROJECT (PRIVATE SCHOOLS REVENUE, BANK OF AMERICA NA
                 LOC)+/-ss                                                              0.32         12/01/2036           3,000,000
     1,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GEORGETOWN
                 MEMORIAL HOSPITAL (HCFR, AMBAC INSURED)                                5.50         11/01/2012           1,012,470
    42,050,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY PALMETTO
                 HEALTH (HCFR)+/-ss                                                     1.04         08/01/2039          39,495,463
       290,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                 SERIES A (HOUSING REVENUE, AMBAC INSURED)                              3.60         07/01/2033             288,240
    40,490,000   TOBACCO SETTLEMENT REVENUE MANAGEMENT AUTHORITY SC (TOBACCO
                 SETTLEMENT FUNDED)                                                     5.00         06/01/2018          40,436,148
                                                                                                                        119,809,922
                                                                                                                   ----------------
SOUTH DAKOTA: 0.03%
       400,000   MINNEHAHA COUNTY SD BETHANY LUTHERAN HOME PROJECT SERIES A
                 (HCFR)                                                                 7.00         12/01/2023             457,772
     1,920,000   SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY HOMEOWNERSHIP
                 MORTGAGE SERIES A (HOUSING REVENUE)                                    3.85         05/01/2011           1,971,245
                                                                                                                          2,429,017
                                                                                                                   ----------------
TENNESSEE: 4.54%
     1,075,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH (HCFR, AGM
                 INSURED)                                                               5.00         10/01/2012           1,151,906
     2,220,000   CHATTANOOGA HAMILTON COUNTY TN ERLANGER HEALTH (HCFR, AGM
                 INSURED)                                                               5.00         10/01/2012           2,378,819
     5,000,000   CHATTANOOGA TN HEFA MCCALLIE SCHOOL PROJECT (PRIVATE SCHOOLS
                 REVENUE, SUNTRUST BANK LOC)+/-ss                                       0.34         12/01/2023           5,000,000
     9,000,000   CLAIBORNE COUNTY TN LINCOLN MEMORIAL UNIVERSITY PROJECT
                 (COLLEGE & UNIVERSITY REVENUE, AMSOUTH BANK LOC)+/-ss                  0.60         07/01/2036           9,000,000
     4,000,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                 GAS REVENUE)                                                           5.00         12/15/2010           4,099,880
     2,875,000   CLARKSVILLE TN NATURAL GAS ACQUISITION CORPORATION (NATURAL
                 GAS REVENUE)                                                           5.00         12/15/2012           3,029,905
    20,570,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 HOSPITAL SERIES B MBIA (HCFR, NATL-RE IBC INSURED)                     7.75         07/01/2029          23,140,016
     1,685,000   FRANKLIN COUNTY TN HEFA ANDREWS SEWANEE SCHOOL PROJECT
                 (PRIVATE SCHOOLS REVENUE, AMSOUTH BANK)+/-ss                           0.77         09/01/2019           1,685,000
     2,190,000   JACKSON TN EDUCATIONAL FACILITIES TRINITY CHRISTIAN (PRIVATE
                 SCHOOLS REVENUE, AMSOUTH BANK LOC)+/-ss                                0.60         03/01/2022           2,190,000
     6,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                 MORTGAGE MOUNTAIN STATES (HCFR)                                        7.50         07/01/2033           6,718,740
     8,000,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD 1ST
                 MORTGAGE MOUNTAIN STATES (HCFR, NATL-RE INSURED)                       7.50         07/01/2025           8,958,320
    43,255,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 MOUNTAIN STATES HEALTH ALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss        0.70         07/01/2038          43,255,000
    41,922,000   JOHNSON CITY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 MOUNTAIN STATES HEALTH ALLIANCE A (HCFR, REGIONS BANK LOC)+/-ss        0.70         07/01/2038          41,922,000
    10,630,000   KNOX COUNTY TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD
                 FORT SANDERS ALLIANCE (HCFR, NATL-RE INSURED)                          5.75         01/01/2012          11,221,241
    16,605,000   MEMPHIS TN HEALTH EDUCATIONAL & HOUSING FACILITIES BOARD LANE
                 COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, REGIONS BANK
                 LOC)+/-ss                                                              0.60         10/01/2033          16,605,000
     3,575,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 DONELSON CHRISTIAN ACADEMY (PRIVATE SCHOOLS REVENUE, REGIONS
                 BANK LOC)+/-ss                                                         0.67         03/01/2023           3,575,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TENNESSEE (continued)
$    4,865,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                 & EDUCATIONAL FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                 (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)+/-ss              0.38%        12/01/2024    $      4,865,000
    10,000,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY CLAIBORNE (TAX
                 REVENUE, COUNTY GUARANTEED)                                            4.00         12/01/2010          10,152,800
    25,900,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT
                 IMPROVEMENT SERIES K-1 (OTHER REVENUE)+/-ss                            0.53         06/01/2034          25,900,000
     4,500,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
                 CONSTRUCTION NOTES TAUD SERIES A-5 (UTILITIES REVENUE)+/-ss            0.85         04/01/2010           4,500,000
    12,500,000   SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY PUBLIC PROJECTS
                 CONTRACT NOTES SERIES A-6 (OTHER REVENUE)+/-ss                         0.85         04/01/2010          12,500,000
     4,900,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 SOUTHERN COLLEGE OF OPTOMETRY PROJECT (COLLEGE & UNIVERSITY
                 REVENUE, ALLIED IRISH BANKS PLC LOC)+/-ss                              0.39         06/01/2026           4,900,000
     2,050,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD ST.
                 PETER VILLAGE PROJECT (HCFR, ALLIED IRISH BANKS PLC LOC)+/-ss          0.41         11/01/2022           2,050,000
     3,200,000   SHELBY COUNTY TN HEALTH & EDUCATIONAL FACILITIES BOARD YOUTH
                 VILLAGE PROJECT (OTHER REVENUE, ALLIED IRISH BANKS PLC
                 LOC)+/-ss                                                              0.41         05/01/2016           3,200,000
    14,500,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2010          14,696,330
    30,830,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2011          32,176,038
     4,915,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2012           5,176,724
     7,180,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2012           7,513,870
     5,250,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2013           5,560,538
     2,770,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2013           2,927,336
     1,965,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2014           2,077,811
     8,580,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (NATURAL
                 GAS REVENUE)                                                           5.00         09/01/2014           9,054,731
     8,785,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES C (NATURAL
                 GAS REVENUE)                                                           5.00         02/01/2011           9,043,103
     6,000,000   WILSON COUNTY TN KNIGHT LEASING COMPANY PROJECT (IDR, REGIONS
                 BANK LOC)+/-ss                                                         0.67         05/01/2020           6,000,000
                                                                                                                        346,225,108
                                                                                                                   ----------------
TEXAS: 7.62%
     6,250,000   ALEDO TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                            1.90         08/01/2035           6,260,938
    10,000,000   ARLINGTON TX SPECIAL OBLIGATION DALLAS COWBOYS SERIES A
                 (SALES TAX REVENUE, NATL-RE INSURED)                                   5.00         08/15/2034          10,006,300
    10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT BRAZORIA COUNTY
                 DOW CHEMICAL COMPANY PROJECT SERIES A-1 (IDR)+/-ss                     6.25         05/15/2033          10,650,100
     3,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                 COMPANY (OTHER REVENUE)                                                5.25         10/01/2011           3,027,360
     3,500,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                 COMPANY SERIES B 1 (OTHER REVENUE)+/-ss                                5.50         05/15/2033           3,608,640
    10,000,000   BRAZOS RIVER TX HARBOR NAVIGATION DISTRICT THE DOW CHEMICAL
                 COMPANY SERIES B 3 (OTHER REVENUE)+/-ss                                5.50         05/15/2033          10,323,500
     1,000,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION PROJECT (LEASE
                 REVENUE)                                                               5.00         10/01/2011           1,042,900
     3,750,000   HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE
                 CORPORATION METHODIST HOSPITAL SYSTEM SERIES B-1 (HCFR)+/-ss           5.00         12/01/2028           3,993,863
     2,325,000   HARRIS COUNTY TX HEALTH FACILITIES CHRISTUS HEALTH SERIES A-5
                 (HCFR, AGM INSURED)+/-ss                                               0.78         07/01/2036           2,325,000
     2,355,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 MEMORIAL HOSPITAL SYSTEM PROJECT SERIES A (HCFR, NATL-RE
                 INSURED)                                                               6.00         06/01/2010           2,372,898
     1,255,000   HIDALGO COUNTY TX HEALTH SERVICES CORPORATION MISSION
                 HOSPITAL INCORPORATED PROJECT (HCFR)                                   5.00         08/15/2011           1,289,651

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TEXAS (continued)
$   11,000,000   HOUSTON TX FIRST LIEN SERIES C (UTILITIES REVENUE, AMBAC
                 INSURED)+/-ss                                                          5.00%        05/15/2034    $     11,421,520
     3,625,000   HOUSTON TX FIRST LIEN SERIES C1 (UTILITIES REVENUE, AMBAC
                 INSURED)+/-ss                                                          5.00         05/15/2034           3,763,910
     3,000,000   HOUSTON TX SUB LIEN SERIES A (AIRPORT REVENUE, AGM INSURED)            5.75         07/01/2011           3,032,310
     2,200,000   HOUSTON TX SUB LIEN SERIES B (AIRPORT REVENUE, NATL-RE FGIC
                 INSURED)                                                               5.25         07/01/2011           2,207,062
     9,000,000   LUBBOCK TX HEALTH FACILITIES DEVELOPMENT CORPORATION ST.
                 JOSEPH HEALTH SYSTEMS SERIES A (HCFR)+/-ss                             3.05         07/01/2030           9,115,740
     4,500,000   MATAGORDA COUNTY TX PCR AEP TEXAS CENTER PROJECT NAVIGATION
                 DISTRICT # 1 (IDR)+/-ss                                                5.13         06/01/2030           4,662,810
     4,500,000   MISSION TX ECONOMIC DEVELOPMENT CORPORATION WASTE MANAGEMENT
                 INCORPORATED PROJECT (RESOURCE RECOVERY REVENUE)+/-ss                  2.00         12/01/2018           4,500,945
     4,230,000   NORTH CENTRAL TEXAS HEALTH FACILITY DEVELOPMENT CORPORATION
                 CHILDREN'S MEDICAL CENTER PROJECT (HCFR, NATL-RE INSURED)              5.75         08/15/2013           4,241,379
    34,705,000   NORTH TEXAS TOLLWAY AUTHORITY FIRST TIER PUTTABLE SERIES L-2
                 (TOLL ROAD REVENUE)+/-ss                                               6.00         01/01/2038          38,282,391
       500,000   NORTHEAST HOSPITAL AUTHORITY TX NORTHEAST MEDICAL CENTER
                 (HCFR, AGM INSURED)                                                    6.25         05/15/2011             526,960
     9,000,000   NORTHSIDE TEXAS INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 (PROPERTY TAX REVENUE)+/-ss                                            2.10         06/01/2039           9,075,780
     3,200,000   PORT OF PORT ARTHUR TX NAVIGATION DISTRICT FINA OIL &
                 CHEMICAL COMPANY PROJECT (IDR)+/-ss                                    0.36         05/01/2033           3,200,000
     6,850,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 265 (WATER
                 REVENUE, FSA INSURED)+/-ss                                             0.58         12/01/2028           6,850,000
     2,500,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TEXAS GAS
                 SUPPLY REVENUE (UTILITIES REVENUE)                                     5.00         08/01/2010           2,532,200
    13,425,000   SA ENERGY ACQUISITION PUBLIC FACILITY CORPORATION TEXAS GAS
                 SUPPLY REVENUE (UTILITIES REVENUE)                                     5.00         08/01/2011          14,024,158
     6,895,000   SHERMAN TX INDEPENDENT SCHOOL DISTRICT SCHOOL BUILDING
                 (PROPERTY TAX REVENUE, PSF GUARANTEED)+/-ss                            1.90         08/01/2036           6,907,066
    18,800,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                 CORPORATION SCOTT WHITE MEMORIAL HOSPITAL SERIES C (HCFR,
                 COMPASS BANK LOC)+/-ss                                                 0.33         08/15/2046          18,800,000
    28,550,000   TARRANT COUNTY TX CULTURAL EDUCATIONAL FACILITIES FINANCE
                 CORPORATION TEXAS HEALTH RESOURCES SERIES F (HCFR)+/-ss                0.31         11/15/2033          28,550,000
     3,000,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES A (NATURAL GAS REVENUE)                                    5.00         12/15/2010           3,074,910
     4,055,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES A (NATURAL GAS REVENUE)                                    5.00         12/15/2011           4,215,132
   105,485,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION I SENIOR
                 LIEN SERIES D (NATURAL GAS REVENUE)                                    5.63         12/15/2017         113,153,760
   100,650,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II BMA
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                  0.76         09/15/2017          97,076,925
       595,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                  0.57         09/15/2010             576,109
    59,060,000   TEXAS MUNICIPAL GAS ACQUISITION & SUPPLY CORPORATION II LIBOR
                 INDEX RATE (NATURAL GAS REVENUE)+/-ss                                  0.87         09/15/2017          56,697,600
     4,985,000   TEXAS MUNICIPAL POWER AGENCY UNREFUNDED BALANCE (ELECTRIC,
                 POWER & LIGHT REVENUE, AMBAC INSURED)##                                1.50         09/01/2011           4,880,963
    11,000,000   TEXAS STATE LINKED SAVERS & RIBS (PROPERTY TAX REVENUE)                6.20         09/30/2011          11,407,550
    55,345,000   TEXAS STATE MOBILITY FUND SERIES B (PROPERTY TAX REVENUE)+/-ss         0.50         04/01/2030          55,345,000
     6,400,000   TITUS FRESH WATER SUPPLY DISTRICT TX FRESH WATER SUPPLY
                 DISTRICT # 1 POWER COMPANY (ELECTRIC REVENUE)                          4.50         07/01/2011           6,599,616
     1,260,000   TOMBALL TX HOSPITAL (HCFR)                                             5.00         07/01/2010           1,266,325
                                                                                                                        580,889,271
                                                                                                                   ----------------
UTAH: 1.40%
    19,500,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4320 (SALES TAX
                 REVENUE, NATL-RE INSURED)+/-ss                                         0.47         06/15/2035          19,500,000
    13,760,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4321 (SALES TAX
                 REVENUE, NATL-RE INSURED)+/-ss                                         0.54         04/01/2029          13,760,000
    35,000,000   UTAH STATE BOARD OF REGENTS SERIES A (OTHER REVENUE, DEPFA
                 BANK PLC LOC)+/-ss                                                     1.15         11/01/2023          35,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
UTAH (continued)
$       95,000   UTAH STATE HFA SFMR SERIES E 2 CLASS I (SFMR, FHA INSURED)             6.00%        01/01/2031    $         95,452
     6,475,000   UTAH STATE HOUSING CORPORATION SFMR SERIES A 1 CLASS 1
                 (SFMR)+/-ss                                                            0.34         07/01/2037           6,475,000
    11,850,000   UTAH STATE HOUSING CORPORATION SFMR SERIES E CLASS 1
                 (SFMR)+/-ss                                                            0.34         01/01/2037          11,850,000
     6,475,000   UTAH STATE HOUSING CORPORATION SFMR SERIES F 1 CLASS 1
                 (SFMR)+/-ss                                                            0.34         01/01/2037           6,475,000
    13,435,000   UTAH STATE HOUSING CORPORATION SFMR SERIES G (SFMR)+/-ss               0.34         01/01/2037          13,435,000
                                                                                                                        106,590,452
                                                                                                                   ----------------
VERMONT: 0.20%
    14,900,000   VERMONT STATE STUDENT ASSISTANCE CORPORATION SENIOR LIEN
                 SERIES B-1 (STUDENT LOAD REVENUE, GUARANTEED STUDENT LOANS
                 INSURED, BANK OF NEW YORK MELLON LOC)+/-ss                             0.33         12/15/2039          14,900,000
                                                                                                                   ----------------
VIRGIN ISLANDS: 0.20%
     2,000,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00         10/01/2011           2,083,700
     4,500,000   VIRGIN ISLANDS PFA SENIOR LIEN SERIES B (OTHER REVENUE)                5.00         10/01/2012           4,759,785
     1,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00         10/01/2010           1,015,660
     2,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00         10/01/2011           2,081,500
     3,000,000   VIRGIN ISLANDS PFA SUB LIEN SERIES C (OTHER REVENUE)                   5.00         10/01/2012           3,169,230
     1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (UTILITIES
                 REVENUE)                                                               4.00         07/01/2011           1,023,560
     1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (UTILITIES
                 REVENUE)                                                               4.00         07/01/2012           1,031,480
                                                                                                                         15,164,915
VIRGINIA: 2.01%
    10,000,000   ALBEMARLE COUNTY VA IDR JEFFERSON SCHOLARS FOUNDATION PROJECT
                 (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                                0.60         10/01/2037          10,000,000
    15,025,000   ALEXANDRIA VA IDA AMERICAN SOCIETY CLINICAL SERIES B (OTHER
                 REVENUE, SUNTRUST BANK LOC)+/-ss                                       0.39         10/01/2043          15,025,000
     1,160,000   AMELIA COUNTY VA IDA WASTE MANAGEMENT PROJECT (OTHER
                 Revenue)+/-ss                                                          4.80         04/01/2027           1,161,740
     2,785,000   ARLINGTON COUNTY VA IDA WASTE MANAGEMENT SERIES B (RESOURCE
                 RECOVERY REVENUE, AGM INSURED)                                         5.38         01/01/2011           2,795,305
     8,000,000   BOTETOURT COUNTY VA IDA ALTEC INDUSTRIES INCORPORATED (IDR,
                 AMSOUTH BANK LOC)+/-ss                                                 0.40         01/01/2027           8,000,000
     4,000,000   COVINGTON VA BOND ANTICIPATION NOTES (PROPERTY TAX REVENUE)            3.38         12/01/2012           4,103,440
    43,860,000   FAIRFAX COUNTY VA IDA INNOVATIONAL HEALTH SYSTEM PROJECT
                 SERIES C-2 (HOSPITAL REVENUE)+/-ss                                     0.31         05/15/2026          43,860,000
     4,275,000   HOPEWELL VA (SEWER REVENUE)                                            4.00         11/15/2012           4,456,688
     3,965,000   LOUDOUN COUNTY VA IDA HILL SCHOOL PROJECT (IDR, SUNTRUST BANK
                 LOC)+/-ss                                                              0.60         03/01/2032           3,965,000
     8,050,000   LOUISA VA IDA VIRGINIA ELECTRIC & POWER COMPANY PROJECT
                 SERIES A (IDR)+/-ss                                                    4.25         09/01/2030           8,050,000
     5,000,000   PENINSULA PORTS AUTHORITY VA DOMINION TERM ASSOCIATION
                 PROJECT (OTHER REVENUE)+/-ss                                           5.00         10/01/2033           5,183,650
     1,095,000   RICHMOND VA IDR GOVERNMENT FACILITIES REVENUE BONDS (LEASE
                 REVENUE, AMBAC INSURED)                                                5.00         07/15/2011           1,143,706
    17,655,000   RUSSELL COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIANCE SERIES
                 B (HCFR, REGIONS BANK LOC)+/-ss                                        0.70         07/01/2038          17,655,000
    17,564,000   SMYTH COUNTY VA IDA MOUNTAIN STATES HEALTH ALLIIANCE SERIES C
                 (HCFR, REGIONS BANK LOC)+/-ss                                          0.70         07/01/2032          17,564,000
     5,000,000   SPOTSYLVANIA COUNTY VA EDA CIVIL WAR PRESERVATION PROJECT
                 (OTHER REVENUE, SUNTRUST BANK LOC)+/-ss                                0.60         04/01/2027           5,000,000
     3,700,000   VIRGINIA BEACH VA RESIDENTIAL RENTAL SILVER HILL (MFHR,
                 SUNTRUST BANK LOC)+/-ss                                                0.47         05/01/2025           3,700,000
     1,355,000   VIRGINIA HOUSING DEVELOPMENT AUTHORITY COMMONWEALTH MORTGAGE
                 SERIES D (HOUSING REVENUE, GO OF AUTHORITY)                            5.13         10/01/2010           1,374,227
                                                                                                                        153,037,756
                                                                                                                   ----------------
WASHINGTON: 0.61%
     3,885,000   GREATER WENATCHEE REGIONAL EVENTS CENTER LIMITED SALES TAX
                 BOND ANTICIPATION NOTES (SALES TAX REVENUE, GO OF DISTRICT)            5.00         12/01/2011           3,967,712
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WASHINGTON (continued)
$    5,825,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, AMBAC INSURED)           5.25%        12/01/2014    $      5,863,270
     1,000,000   PORT OF SEATTLE WA SERIES B (AIRPORT REVENUE, NATL-RE FGIC
                 INSURED)+/-ss                                                          5.50         09/01/2011           1,057,150
     1,500,000   REGIONAL EVENTS CENTER SPECIAL TAX BOND ANTICIPATION NOTES
                 SERIES A (OTHER REVENUE, GO OF DISTRICT)                               4.75         12/01/2011           1,517,415
       560,000   REGIONAL EVENTS CENTER SPECIAL TAX BOND ANTICIPATION NOTES
                 SERIES A (OTHER REVENUE, GO OF DISTRICT)                               5.25         12/01/2011             569,083
    10,000,000   WASHINGTON STATE COP CONVENTION & TRADE CENTER (LEASE
                 REVENUE, NATL-RE INSURED)                                              5.25         07/01/2014          10,032,500
    13,555,000   WASHINGTON STATE EDFA WASTE MANAGEMENT (RESOURCE RECOVERY
                 REVENUE)+/-ss                                                          1.00         06/01/2020          13,546,867
       440,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
                 WASHINGTON HEALTH SERVICES (HCFR)                                      5.00         07/01/2010             442,798
       570,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
                 WASHINGTON HEALTH SERVICES (HCFR)                                      5.00         07/01/2011             588,981
       560,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY CENTRAL
                 WASHINGTON HEALTH SERVICES (HCFR)                                      5.00         07/01/2012             589,042
     4,625,000   WASHINGTON STATE HEALTH CARE FACILITIES AUTHORITY PARS
                 PROVIDENCE HEALTH SYSTEM SERIES B (HCFR, NATL-RE
                 INSURED)+/-SS(a)(m)(n)                                                 0.21         10/01/2010           4,486,250
     2,070,000   WASHINGTON STATE HEALTH CARE FACILITIES GROUP HEALTH
                 COOPERATIVE PUGET SOUND (HCFR, NATL-RE INSURED)                        6.75         12/01/2011           2,079,522
     2,100,000   WASHINGTON STATE PUBLIC POWER SUPPLY SYSTEM NUCLEAR PROJECT #
                 1ENERGY NORTHWEST (ELECTRIC REVENUE, AGM INSURED)+/-ss(a)(m)(n)        0.31         07/01/2011           1,988,961
                                                                                                                         46,729,551
WEST VIRGINIA: 0.76%
     5,015,000   WEST VIRGINIA ECONOMIC DEVELOPMENT AUTHORITY APPALACHIAN
                 POWER COMPANY AMOS PROJECT SERIES E (OTHER REVENUE)+/-ss               7.13         12/01/2038           5,058,681
    52,790,000   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY PALLOTTINE
                 HEALTH SERIES A-1 (HCFR, FIFTH THIRD BANK LOC)+/-ss                    0.44         10/01/2033          52,790,000
                                                                                                                         57,848,681
                                                                                                                   ----------------
WISCONSIN: 1.40%
     2,905,000   GREEN BAY WI AREA PUBLIC SCHOOL DISTRICT ANTICIPATION NOTES
                 (OTHER REVENUE)                                                        2.00         04/28/2010           2,907,615
       300,000   HALES CORNERS WI CDA LUTHERAN CHURCH PROJECT (IDR, PNC BANK
                 NA LOC)+/-ss                                                           0.29         08/01/2037             300,000
     1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                    4.50         05/01/2011           1,007,280
       780,000   MONONA SEWER SYSTEMS REVENUE WISCONSIN BOND ANTICIPATION
                 NOTES (SEWER REVENUE)                                                  4.50         05/01/2011             781,849
     9,610,000   PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS 4391(SALES TAX
                 REVENUE)+/-ss                                                          0.45         09/01/2017           9,610,000
    29,430,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                 A (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                              0.35         03/01/2035          29,430,000
     1,500,000   WISCONSIN STATE HEFA AURORA HEALTH CARE INCORPORATED (HCFR,
                 NATL-RE INSURED)                                                       5.00         08/15/2010           1,504,725
    10,600,000   WISCONSIN STATE HEFA AURORA HEALTH CARE OBLIGATED (HCFR,
                 NATL-RE INSURED)                                                       5.25         08/15/2012          10,627,242
    11,645,000   WISCONSIN STATE HEFA LAKELAND COLLEGE (HCFR, MARSHALL &
                 ILSLEY BANK LOC)+/-ss                                                  2.14         03/01/2028          11,645,000
     4,700,000   WISCONSIN STATE HEFA LUTHERAN CHILD & FAMILY SERVICE
                 INCORPORATED (HCFR, MARSHALL & ILSLEY BANK LOC)+/-ss                   2.25         07/01/2038           4,700,000
    23,165,000   WISCONSIN STATE HEFA RIPON COLLEGE (COLLEGE & UNIVERSITY
                 REVENUE, MARSHALL & ILSLEY BANK LOC)+/-ss                              2.14         06/01/2036          23,165,000
     4,658,000   WISCONSIN STATE HEFA SINAI SAMARITAN SERIES A (HCFR, MARSHALL
                 & ILSLEY BANK LOC)+/-ss                                                2.14         09/01/2019           4,658,000
     6,640,000   WISCONSIN STATE HEFAR FRANCISCAN SISTERS SERIES B (HCFR,
                 MARSHALL & ILSLEY BANK LOC)+/-ss                                       2.15         09/01/2033           6,640,000
                                                                                                                        106,976,711
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

ULTRA SHORT-TERM MUNICIPAL INCOME FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WYOMING: 0.11%
$    6,925,000   LINCOLN COUNTY WY PCR PACIFICORP (OTHER REVENUE)+/-ss                  3.40%        01/01/2016    $      6,935,734
     1,230,000   SWEETWATER COUNTY WY IMPROVEMENT PROJECTS JOINT POWERS BOARD
                 (LEASE REVENUE, NATL-RE INSURED)                                       5.00         06/15/2012           1,281,414
                                                                                                                          8,217,148
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $7,322,238,304)                                                                   7,363,825,669
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 1.65%
MUTUAL FUNDS: 1.65%
   125,753,705   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET
                 TRUST~(l)(u)                                                          0.13%                            125,753,705
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $125,753,705)                                                                        125,753,705
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $7,447,992,009)*                                                    98.23%                                      7,489,579,374
OTHER ASSETS AND LIABILITIES, NET                                          1.77                                         135,129,034
                                                                         ------                                    ----------------
TOTAL NET ASSETS                                                         100.00%                                   $  7,624,708,408
                                                                         ------                                    ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

(i)  ILLIQUID SECURITY.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $7,449,791,785 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $46,018,882
GROSS UNREALIZED DEPRECIATION    (6,231,293)
                                -----------
NET UNREALIZED APPRECIATION     $39,787,589

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 97.91%
ALABAMA: 0.62%
$      740,000   BIRMINGHAM AL NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE,
                 US GOVERNMENT GUARANTY)                                                5.00%        06/01/2011    $        774,495
                                                                                                                   ----------------
GUAM: 2.49%
       500,000   GUAM GOVERNMENT LIMITED OBLIGATION SECTION 30 SERIES A (OTHER
                 REVENUE)                                                               5.00         12/01/2013             526,915
     1,000,000   GUAM GOVERNMENT LIMITED SERIES A (GRANT REVENUE, AGM INSURED)          5.50         12/01/2010           1,026,720
     1,000,000   GUAM GOVERNMENT SECTION 30 SERIES A (OTHER REVENUE)                    5.50         12/01/2019           1,045,220
       500,000   GUAM INTERNATIONAL AIRPORT AUTHORITY SERIES C (AIRPORT
                 REVENUE, NATL-RE INSURED)                                              5.38         10/01/2017             513,420
         5,000   GUAM POWER AUTHORITY SERIES A (ELECTRIC REVENUE, AMBAC
                 INSURED)                                                               5.25         10/01/2013               5,006
                                                                                                                          3,117,281
                                                                                                                   ----------------
PUERTO RICO: 39.25%
       500,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
                 HUD INSURED)                                                           5.00         12/01/2015             535,680
       335,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
                 HUD INSURED)                                                           5.00         12/01/2019             346,497
       260,000   UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM (HOUSING REVENUE,
                 HUD INSURED)                                                           5.00         12/01/2020             267,636
       250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                 ASSET-BACKED (EXCISE TAX REVENUE)                                      4.13         05/15/2011             252,633
       250,000   CHILDREN'S TRUST FUND PUERTO RICO TOBACCO SETTLEMENT
                 ASSET-BACKED (EXCISE TAX REVENUE)                                      5.00         05/15/2011             255,023
        25,000   PUERTO RICO AQUEDUCT & SEWER AUTHORITY (WATER REVENUE,
                 NATL-RE INSURED)                                                       6.25         07/01/2012              27,960
     1,000,000   PUERTO RICO COMMONWEALTH (INCOME TAX REVENUE, NATL-RE
                 INSURED)+/-ss(a)(m)(n)                                                 0.44         07/01/2011             975,000
     2,000,000   PUERTO RICO COMMONWEALTH AQUEDUCT & SEWER AUTHORITY (WATER
                 REVENUE, NATL-RE INSURED)+/-ss(a)(m)(n)                                0.36         07/01/2011           1,900,000
       975,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 FLOATERS SERIES DCL 008 (TOLL ROAD REVENUE, FSA INSURED,
                 DEXIA CREDIT LOCAL LOC)+/-ss                                           0.39         07/01/2030             975,000
       910,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 FLOATERS SERIES DCL 019 (TOLL ROAD REVENUE, FSA INSURED,
                 DEXIA CREDIT LOCAL LOC)+/-ss                                           0.39         01/01/2029             910,000
     1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 REFUNDING SERIES L (TRANSPORTATION REVENUE, CIFG INSURED)              5.25         07/01/2019           1,029,450
     1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES 2148 (TOLL ROAD REVENUE, CIFG INSURED)+/-ss                     0.39         07/01/2041           1,000,000
     1,000,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES 2447 (OTHER REVENUE, ASSURED GUARANTY)+/-ss                     0.31         07/01/2036           1,000,000
       165,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES A (FUEL SALES TAX REVENUE, AMBAC INSURED)                       5.50         07/01/2013             176,306
       550,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES E (TOLL ROAD REVENUE, AGM INSURED)                              5.50         07/01/2012             590,365
       300,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES W (FUEL SALES TAX REVENUE, AGM INSURED)                         5.50         07/01/2013             316,989
     1,500,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 SERIES W MBIA (FUEL SALES TAX REVENUE, NATL-RE IBC INSURED)            5.50         07/01/2013           1,594,860
    11,920,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES B (OTHER REVENUE)+/-ss                                          0.94         10/01/2040          11,920,000
       100,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT (OTHER REVENUE,
                 AGM INSURED)                                                           5.25         07/01/2020             106,520
     1,250,000   PUERTO RICO COMMONWEALTH PUBLIC IMPROVEMENT SERIES A
                 (PROPERTY TAX REVENUE, ASSURED GUARANTY)+/-ss##                        2.50         07/01/2020             965,413
       350,000   PUERTO RICO COMMONWEALTH REFUNDING (OTHER REVENUE, FGIC
                 INSURED)                                                               5.50         07/01/2013             373,982
       200,000   PUERTO RICO COMMONWEALTH REFUNDING INSURED PUBLIC IMPROVEMENT
                 SERIES A (FUEL SALES TAX REVENUE, NATL-RE INSURED)                     5.50         07/01/2016             214,262

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PUERTO RICO (continued)
$    1,000,000   PUERTO RICO COMMONWEALTH REFUNDING PUBLIC IMPROVEMENT SERIES
                 A-AGC-ICC (SALES TAX REVENUE, ASSURED GUARANTY)                        5.50%        07/01/2018    $      1,098,930
       170,000   PUERTO RICO CONVENTION CENTER AUTHORITY SERIES A (OTHER
                 REVENUE)                                                               4.00         07/01/2010             170,556
     2,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY LIBOR SERIES UU (POWER
                 REVENUE, AGM INSURED)+/-ss                                             0.69         07/01/2029           1,808,125
       500,000   PUERTO RICO ELECTRIC POWER AUTHORITY MUNI SECURITIES TR
                 RECEIPTS-SGC-36-CLASS A (ELECTRIC REVENUE, SOCIETE GENERAL
                 LOC)+/-ss                                                              0.31         07/01/2032             500,000
       650,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES 00 (ELECTRIC
                 REVENUE, CIFG INSURED)                                                 5.00         07/01/2013             701,662
       900,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES JJ (ELECTRIC
                 REVENUE, XLCA INSURED)                                                 5.25         07/01/2012             960,417
       640,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES KK (ELECTRIC
                 REVENUE, XLCA INSURED)                                                 5.00         07/01/2011             665,069
       500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)         5.00         07/01/2011             519,585
       500,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES WW (POWER REVENUE)         5.25         07/01/2033             497,300
       500,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION  (HOUSING
                 REVENUE)                                                               5.50         12/01/2018             541,380
     4,220,000   PUERTO RICO HFA CAPITAL FUNDING MODERNIZATION (HOUSING
                 REVENUE)                                                               5.13         12/01/2027           4,173,791
       265,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUND PROGRAM
                 (HFFA, HUD INSURED)                                                    5.00         12/01/2014             287,610
       380,000   PUERTO RICO HFA UNREFUNDED BALANCE CAPITAL FUNDING PROGRAM
                 (HOUSING REVENUE, HUD INSURED)                                         5.00         12/01/2011             401,823
     2,090,000   PUERTO RICO HFA VIVIENDA MODERNIZATION (HOUSING REVENUE)               4.75         10/01/2011           2,092,090
       110,000   PUERTO RICO HOUSING FINANCIAL CORPORATION SERIES F8J (HOUSING
                 REVENUE, FHA INSURED)+/-ss                                             0.23         06/01/2021             110,000
       535,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY
                 INTERMEDIATE AMERICAN UNIVERSITY SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, NATL-RE INSURED)                                   5.00         10/01/2010             539,649
        25,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A (HCFR)                             6.50         11/15/2020              25,751
        15,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A (HCFR, FHA INSURED)                5.88         08/01/2012              15,048
       195,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES FINANCING AUTHORITY FHA
                 INSURED DR. PILA HOSPITAL PROJECT A (HCFR, NATL-RE INSURED)            5.50         07/01/2017             195,076
       600,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL MEDICAL &
                 ENVIRONMENTAL CONTROL FACILITIES UNIVERSITY PLAZA PROJECT
                 SERIES A (COLLEGE & UNIVERSITY REVENUE, NATL-RE INSURED)               5.63         07/01/2013             604,164
       250,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES A (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                  5.63         08/01/2010             253,408
       105,000   PUERTO RICO MUNICIPAL FINANCE AGENCY SERIES B (PROPERTY TAX
                 REVENUE, CIFG INSURED)                                                 5.25         07/01/2017             110,149
        30,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                 SERIES D PREREFUNDED (LEASE REVENUE)                                   5.13         07/01/2024              32,585
        10,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY GOVERNMENT FACILITIES
                 SERIES D UNREFUNDED (LEASE REVENUE, COMMONWEALTH GUARANTEED)           5.13         07/01/2024               9,905
     1,465,000   PUERTO RICO PUBLIC BUILDINGS AUTHORITY PREREFUNDED CAPITAL
                 APPRECIATION SERIES D  (LEASE REVENUE, AMBAC
                 INSURED)+/-ss(0)(0)                                                    0.00         07/01/2030           1,500,116
     1,500,000   PUERTO RICO PUBLIC FINANCE CORPORATION COMMONWEALTH
                 APPROPRIATION SERIES A (OTHER REVENUE, AMBAC INSURED)                  5.13         06/01/2024           1,679,295
     2,000,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUBSERIES A
                 (SALES TAX REVENUE)                                                    6.38         08/01/2039           2,226,620
     1,185,000   UNIVERSITY OF PUERTO RICO SERIES P (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         06/01/2017           1,199,967
       500,000   UNIVERSITY OF PUERTO RICO SERIES Q (COLLEGE & UNIVERSITY
                 REVENUE)                                                               5.00         06/01/2016             514,115
                                                                                                                         49,167,762
                                                                                                                   ----------------
TEXAS: 1.57%
     2,000,000   TARRANT COUNTY TX HOUSING FINANCE CORPORATION COMPOUND
                 INTEREST (SFMR, NATL-RE INSURED)##                                     3.00         09/15/2016           1,649,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
TEXAS (continued)
$      320,000   WACO TX NEW PUBLIC HOUSING AUTHORITY (HOUSING REVENUE)                 5.00%        08/01/2010    $        325,056
                                                                                                                          1,974,656
                                                                                                                   ----------------
VIRGIN ISLANDS: 8.03%
       400,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS
                 ASSET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss            4.50         05/15/2010             400,812
       255,000   TOBACCO SETTLEMENT FINANCING CORPORATION VIRGIN ISLANDS
                 AWWET-BACKED BONDS (TOBACCO SETTLEMENT FUNDED REVENUE)+/-ss            4.60         05/15/2011             259,009
       150,000   UNIVERSITY OF THE VIRGIN ISLANDS SERIES A (COLLEGE &
                 UNIVERSITY REVENUE, ACA INSURED)                                       5.85         12/01/2014             151,097
       125,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM INSURED)                        4.00         10/01/2010             126,608
       590,000   VIRGIN ISLANDS PFA (OTHER REVENUE, AGM INSURED)                        5.00         10/01/2014             652,676
       250,000   VIRGIN ISLANDS PFA (SALES TAX REVENUE, NATL-RE INSURED)                5.00         10/01/2016             263,265
        10,000   VIRGIN ISLANDS PFA ESCROWED TO MATURITY SERIES A (OTHER
                 REVENUE)                                                               7.30         10/01/2018              12,368
       250,000   VIRGIN ISLANDS PFA GROSS TAX RECEIPTS (SALES TAX REVENUE,
                 NATL-RE INSURED)                                                       5.00         10/01/2012             264,433
     1,000,000   VIRGIN ISLANDS PFA MATCHING FUND LOAN DIAGO SERIES A (OTHER
                 REVENUE)                                                               6.75         10/01/2037           1,083,690
       500,000   VIRGIN ISLANDS PFA SENIOR LIEN CAPITAL PROJECTS SERIES A-1
                 (OTHER REVENUE)                                                        3.00         10/01/2013             495,455
     2,700,000   VIRGIN ISLANDS PFA SENIOR LIEN MATCHING FUND LOAN NOTE SERIES
                 A (SEWER REVENUE)                                                      5.25         10/01/2019           2,755,431
     1,000,000   VIRGIN ISLANDS PFA SUB MATCHING FUND LOAN NOTES SERIES A
                 (OTHER REVENUE)                                                        6.00         10/01/2039           1,027,680
       500,000   VIRGIN ISLANDS WATER & POWER AUTHORITY (ELECTRIC REVENUE,
                 NATL-RE INSURED)                                                       5.30         07/01/2021             500,320
       750,000   VIRGIN ISLANDS WATER & POWER AUTHORITY REFUNDING ASSET
                 GUARANTY IBCC (WATER REVENUE, RADIAN-IBCC INSURED)                     5.38         07/01/2010             753,173
     1,000,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (ELECTRIC
                 REVENUE)                                                               5.00         07/01/2018           1,034,070
       300,000   VIRGIN ISLANDS WATER & POWER AUTHORITY SERIES A (WATER
                 REVENUE)                                                               5.00         07/01/2031             276,024
                                                                                                                         10,056,111
                                                                                                                   ----------------
WEST VIRGINIA: 0.31%
       470,000   KANAWHA MERCER NICHOLAS COUNTIES WV PREREFUNDED (SFMR)##               3.90         02/01/2015             389,005
                                                                                                                   ----------------
WISCONSIN: 45.64%
        20,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       4.80         06/01/2016              21,024
       100,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       5.05         06/01/2019             107,843
       815,000   ASHWAUBENON WI CDA ARENA PROJECT (LEASE REVENUE)                       5.10         06/01/2020             879,793
        80,000   BARABOO WI CDA (HOUSING REVENUE)                                       4.80         03/01/2011              81,867
        50,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)           4.20         04/01/2012              51,046
       100,000   BROWN COUNTY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE)           4.50         04/01/2014             101,695
     1,540,000   CUDAHY WI CDA REDEVELOPMENT LEASE REVENUE REFUNDING SERIES B
                 (LEASE REVENUE)                                                        4.55         06/01/2019           1,551,704
       660,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY
                 (RECREATIONAL FACILITIES REVENUE)                                      4.60         06/01/2030             674,837
       500,000   DELAFIELD WI CDA ST. JOHNS NORTHWESTERN MILITARY
                 (RECREATIONAL FACILITIES REVENUE)                                      4.70         06/01/2034             508,545
     1,000,000   FONTANA ON GENEVA LAKE WI CDA (LEASE REVENUE)                          4.45         06/01/2025             913,270
       150,000   GLENDALE WI CDA BAYSHORE PUBLIC PARKING A (AUTO PARKING
                 REVENUE)                                                               4.75         10/01/2020             154,728
       145,000   GLENDALE WI CDA TAX INCREMENT 6 (LEASE REVENUE)                        5.00         10/01/2019             147,197
        10,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE, AMBAC INSURED)                                                4.45         02/01/2011              10,339
       215,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE, AMBAC INSURED)                                                4.75         02/01/2014             221,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WISCONSIN (continued)
$      140,000   GREEN BAY BROWN COUNTY WI PROFESSIONAL FOOTBALL STADIUM
                 DISTRICT LAMBEAU FIELD RENOVATION PROJECT A (SALES TAX
                 REVENUE, AMBAC INSURED)                                                5.00%        02/01/2019    $        143,982
     1,250,000   GREEN BAY WI HOUSING AUTHORITY STUDENT UNIVERSITY VILLAGE
                 HOUSING (COLLEGE & UNIVERSITY REVENUE)                                 5.00         04/01/2030           1,256,575
     1,445,000   GREEN BAY WI HOUSING AUTHORITY UNIVERSITY VILLAGE HOUSING
                 INCORPORATED (COLLEGE & UNIVERSITY REVENUE)                            5.00         04/01/2016           1,542,957
       250,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL (HCFR)                       5.50         12/01/2023             259,935
        20,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)              5.00         02/15/2013              20,767
        10,000   GREEN BAY WI RDA BELLIN MEMORIAL HOSPITAL SERIES A (HCFR)              5.50         02/15/2021              10,081
       100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                 REVENUE)                                                               1.50         04/01/2012             100,686
       100,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                 REVENUE)                                                               5.15         04/01/2013             100,343
       320,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                 REVENUE)                                                               2.10         04/01/2014             321,715
       125,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                 REVENUE)                                                               2.50         04/01/2015             126,980
       405,000   GREEN BAY WI RDA PINE STREET PARKING RAMP PROJECT (LEASE
                 REVENUE)                                                               2.70         04/01/2016             404,397
       500,000   GREENFIELD WI CDA HOUSING REVENUE LAYTON TERRACE PROJECT
                 (HOUSING REVENUE)+/-ss                                                 4.75         09/01/2033             503,070
       400,000   HALES CORNERS WI CDA LUTHERAN CHURCH PROJECT (IDR, PNC BANK
                 NA LOC)+/-ss                                                           0.29         08/01/2037             400,000
       245,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                       4.65         12/01/2012             251,858
        10,000   JOHNSON CREEK WI CDA PREREFUNDED (LEASE REVENUE)                       5.00         12/01/2016              10,303
     1,000,000   KRONENWETTER WI RDA (OTHER REVENUE)                                    4.50         05/01/2011           1,007,280
       200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                    4.25         03/01/2017             204,440
       200,000   LITTLE CHUTE WI CDA (LEASE REVENUE)                                    4.35         03/01/2018             203,060
     5,000,000   MADISON WI CDA WISCONSIN ALUMNI RESEARCH FOUNDATION (COLLEGE
                 & UNIVERSITY REVENUE)                                                  5.00         10/01/2039           5,262,650
       265,000   MILWAUKEE RDA MILWAUKEE SCHOOL ENERGY PROJECT SERIES B
                 (COLLEGE & UNIVERSITY REVENUE)                                         4.00         07/01/2011             271,736
     1,000,000   MILWAUKEE WI HOUSING AUTHORITY VETERANS HOUSING PROJECT
                 (HOUSING REVENUE, FNMA INSURED)                                        5.10         07/01/2022           1,065,560
     1,350,000   MILWAUKEE WI RDA HEARTLOVE PLACE PROJECT (OTHER REVENUE, RBS
                 CITIZENS BANK NA LOC)+/-ss                                             1.28         06/01/2037           1,350,000
       470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                 B (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)                5.05         07/01/2019             478,700
       470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                 B (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)                5.15         07/01/2020             477,689
       470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                 B (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)                5.20         07/01/2021             477,539
       470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                 B (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)                5.30         07/01/2022             477,666
       470,000   MILWAUKEE WI RDA MILWAUKEE SCHOOL ENGINEERING PROJECT SERIES
                 B (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ILSLEY LOC)                5.35         07/01/2023             477,515
        50,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC INSURED)         3.80         08/01/2014              52,618
       550,000   MILWAUKEE WI RDA PUBLIC SCHOOLS (OTHER REVENUE, AMBAC MORAL
                 OBLIGATION INSURED)                                                    4.25         08/01/2019             559,262
       100,000   MILWAUKEE WI RDA PUBLIC SCHOOLS NEIGHBORHOOD SCHOOLS SERIES A
                 (OTHER REVENUE, AMBAC INSURED)                                         4.20         08/01/2012             106,359
       100,000   MILWAUKEE WI RDA SCHOOL ENGINEERING PROJECT SERIES A (COLLEGE
                 & UNIVERSITY REVENUE, AMBAC INSURED)                                   4.20         10/01/2010             100,321
       880,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                 A (OTHER REVENUE)                                                      5.13         08/01/2015             841,166
       300,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                 A (OTHER REVENUE)                                                      5.63         08/01/2025             261,048
       500,000   MILWAUKEE WI RDA SCIENCE EDUCATION CONSORTIUM PROJECT SERIES
                 A (OTHER REVENUE)                                                      5.75         08/01/2035             413,525
        95,000   MILWAUKEE WI RDA SUMMERFEST PROJECT (LEASE REVENUE)                    4.20         08/01/2011              99,016
     1,000,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED
                 (HCFR)                                                                 5.50         02/15/2029             986,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WISCONSIN (continued)
$    1,500,000   MONROE WI REDEVELOPMENT AUTHORITY MONROE CLINIC INCORPORATED
                 (HCFR)                                                                 5.88%        02/15/2039    $      1,509,660
       300,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                 4.13         12/01/2018             309,459
     1,000,000   NEENAH WI CDA SERIES A (LEASE REVENUE)                                 5.13         12/01/2023           1,050,530
       350,000   OAKFIELD WI CDA (LEASE REVENUE)                                        5.40         12/01/2021             351,638
       210,000   ONALASKA WI CDA (LEASE REVENUE)                                        5.30         06/01/2015             210,305
       200,000   OSCEOLA WI RDA (LEASE REVENUE)                                         4.65         12/01/2010             203,430
       325,000   OSCEOLA WI RDA (LEASE REVENUE)                                         4.75         12/01/2011             337,347
       235,000   OSCEOLA WI RDA (LEASE REVENUE)                                         5.15         12/01/2015             239,862
       410,000   OSCEOLA WI RDA (LEASE REVENUE)                                         5.38         12/01/2020             412,661
     1,545,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE, NATL-RE INSURED)              5.50         12/15/2015           1,666,854
     1,300,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 JUNIOR LIEN SERIES B (SALES TAX REVENUE, NATL-RE INSURED)              5.50         12/15/2017           1,400,919
       160,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2015             182,990
       100,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.00         12/15/2017             106,924
     1,765,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2017           2,007,264
       280,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2018             326,866
       240,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2021             283,507
     1,600,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2023           1,800,704
       665,000   SOUTHEAST WISCONSIN PROFESSIONAL BASEBALL PARK DISTRICT
                 SERIES A (SALES TAX REVENUE, NATL-RE INSURED)                          5.50         12/15/2026             749,162
       120,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.40         12/01/2011             125,484
        80,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.50         12/01/2011              82,714
       160,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.50         12/01/2012             166,472
        90,000   ST. CROIX FALLS WI CDA (LEASE REVENUE)                                 4.85         12/01/2014              93,317
       275,000   STURGEON BAY WI WATERFRONT RDA REFUNDED SERIES A (OTHER
                 REVENUE)                                                               4.50         10/01/2021             276,463
        75,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.60         12/01/2010              75,157
       110,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.80         12/01/2012             110,191
       100,000   STURTEVANT WI CDA (LEASE REVENUE)                                      5.00         12/01/2012             102,786
       300,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.40         12/01/2015             302,706
       100,000   STURTEVANT WI CDA (LEASE REVENUE)                                      4.55         12/01/2016             100,594
       300,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             3.80         02/01/2018             300,636
       220,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             4.00         02/01/2019             218,599
       250,000   SUN PRAIRIE WI CDA TAX INCREMENTAL # 6 & 7 (LEASE REVENUE)             4.50         02/01/2022             252,030
       100,000   VERONA WI CDA (ECONOMIC DEVELOPMENT REVENUE)                           4.30         02/01/2015             103,942
       775,000   VERONA WI CDA (LEASE REVENUE)                                          5.38         12/01/2022             788,904
       170,000   WARRENS WI CDA (LEASE REVENUE)                                         5.00         11/01/2016             175,775
       320,000   WARRENS WI CDA (LEASE REVENUE)                                         5.10         11/01/2020             305,616
       300,000   WARRENS WI CDA (OTHER REVENUE)                                         3.70         10/01/2014             300,000
        50,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                           5.35         10/01/2014              51,235
        95,000   WATERFORD WI CDA PREREFUNDED (LEASE REVENUE)                           5.80         10/01/2023              97,560
       500,000   WAUKESHA COUNTY WI HOUSING AUTHORITY BROOKFIELD WOODS PROJECT
                 (HOUSING REVENUE, FIRSTAR BANK LOC)+/-ss                               4.80         03/01/2034             500,940
       105,000   WAUKESHA COUNTY WI HOUSING AUTHORITY STEEPLE VIEW
                 INCORPORATED PROJECT (HOUSING REVENUE, ASSOCIATED BANK LOC)+/-ss       1.06         12/01/2034             105,000
       340,000   WAUKESHA COUNTY WI HOUSING AUTHORITY THE ARBORETUM PROJECT
                 (HOUSING REVENUE)+/-ss                                                 5.00         12/01/2027             348,027
       720,000   WESTON WI CDA SERIES A (LEASE REVENUE)                                 5.25         10/01/2020             756,490
     1,655,000   WISCONSIN CENTER DISTRICT CAPITAL APPRECIATION BONDS (TAX
                 REVENUE, AGM INSURED)##                                                5.10         12/15/2030             584,546
       230,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (OTHER REVENUE,
                 AGM INSURED)                                                           5.25         12/15/2027             255,965
       280,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM
                 INSURED)                                                               5.25         12/15/2015             318,461
       335,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM
                 INSURED)                                                               5.25         12/15/2016             378,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

WISCONSIN TAX-FREE FUND

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
WISCONSIN (continued)
$       50,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM
                 INSURED)                                                               5.25%        12/15/2018    $         56,295
       500,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM
                 INSURED)                                                               5.25         12/15/2019             561,125
       405,000   WISCONSIN CENTER DISTRICT JUNIOR DEDICATED (TAX REVENUE, AGM
                 INSURED)                                                               5.25         12/15/2023             451,636
        65,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           4.65         09/01/2014              66,173
        70,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           4.80         09/01/2015              70,974
        80,000   WISCONSIN DELLS CDA SERIES A (LEASE REVENUE)                           5.00         09/01/2017              80,653
       135,000   WISCONSIN HFA REVENUE PREREFUNDED (HOUSING REVENUE, FHA
                 INSURED)                                                               6.10         06/01/2021             160,799
       350,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                 A (HOUSING REVENUE, GO OF AUTHORITY)                                   4.75         05/01/2037             352,216
        25,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                 A (HOUSING REVENUE, GO OF AUTHORITY)                                   4.63         11/01/2037              22,618
       290,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                 A (HOUSING REVENUE, GO OF AUTHORITY)                                   4.70         05/01/2047             258,622
     2,120,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY AMT SERIES
                 D (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                              0.32         05/01/2029           2,120,000
     1,960,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES A
                 (ECONOMIC DEVELOPMENT REVENUE)+/-ss                                    4.25         12/01/2035           2,052,688
     2,190,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY SERIES E
                 (HOUSING REVENUE, GO OF AUTHORITY)                                     4.90         11/01/2035           2,167,837
     2,275,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT VARIOUS AMT SERIES E
                 (HOUSING REVENUE, GO OF AUTHORITY)+/-ss                                0.32         05/01/2030           2,275,000
                                                                                                                         57,177,786
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $120,115,906)                                                                       122,657,096
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $120,115,906)*                                                      97.91%                                        122,657,096
OTHER ASSETS AND LIABILITIES, NET                                          2.09                                           2,615,186
                                                                         ------                                    ----------------
TOTAL NET ASSETS                                                         100.00%                                   $    125,272,282
                                                                         ------                                    ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(0)(0) STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $120,106,234 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $2,844,301
GROSS UNREALIZED DEPRECIATION     (293,439)
                                ----------
NET UNREALIZED APPRECIATION     $2,550,862

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MUNICIPAL INCOME FUNDS - NO LOAD

NOTES TO PORTFOLIOS OF INVESTMENTS

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                                        SIGNIFICANT
                                                   SIGNIFICANT OTHER   UNOBSERVABLE
                                    QUOTED PRICE   OBSERVABLE INPUTS      INPUTS
INVESTMENTS IN SECURITIES             (LEVEL 1)         (LEVEL 2)        (LEVEL 3)        TOTAL
-------------------------           ------------   -----------------   ------------   --------------
INTERMEDIATE TAX/AMT-FREE FUND

   MUNICIPAL BONDS AND NOTES        $         0      $  806,066,461    $  7,513,559   $  813,580,020
   SHORT-TERM INVESTMENTS              8,924,962                  0               0        8,924,962
                                    ------------     --------------    ------------   --------------
                                    $  8,924,962     $  806,066,461    $  7,513,559   $  822,504,982
                                    ------------     --------------    ------------   --------------
MUNICIPAL BOND FUND
   MUNICIPAL BONDS AND NOTES        $          0     $  820,254,546    $ 28,185,594   $  848,440,140
   MORTGAGE-BACKED SECURITIES                  0         21,797,200               0       21,797,200
   SHORT-TERM INVESTMENTS             18,213,268                  0               0       18,213,268
                                    ------------     --------------    ------------   --------------
                                    $ 18,213,268     $  842,051,746    $ 28,185,594   $  888,450,608
                                    ------------     --------------    ------------   --------------
SHORT-TERM MUNICIPAL BOND FUND
   MUNICIPAL BONDS AND NOTES        $          0     $2,994,949,319    $ 55,055,787   $3,050,005,106
   MORTGAGE-BACKED SECURITIES                  0         48,689,496      26,190,720       74,880,216
   SHORT-TERM INVESTMENTS              5,536,204                  0               0        5,536,204
                                    ------------     --------------    ------------   --------------
                                    $  5,536,204     $3,043,638,815    $ 81,246,507   $3,130,421,526
                                    ------------     --------------    ------------   --------------
ULTRA SHORT-TERM MUNICIPAL
   INCOME FUND
   MUNICIPAL BONDS AND NOTES        $          0     $7,210,373,161    $153,452,508   $7,363,825,669
   SHORT-TERM INVESTMENTS            125,753,705                  0               0      125,753,705
                                    ------------     --------------    ------------   --------------
                                    $125,753,705     $7,210,373,161    $153,452,508   $7,489,579,374
                                    ------------     --------------    ------------   --------------
WISCONSIN TAX-FREE FUND
   MUNICIPAL BONDS AND NOTES        $          0     $  119,782,096    $  2,875,000   $  122,657,096
                                    ------------     --------------    ------------   --------------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                      ULTRA
                                                                      SHORT-TERM    SHORT-TERM    WISCONSIN
                                    INTERMEDIATE    MUNICIPAL BOND     MUNICIPAL    MUNICIPAL     TAX-FREE
                                 TAX/AMT-FREE FUND       FUND          BOND FUND   INCOME FUND      FUND
                                 -----------------  --------------   -----------   ------------   ----------
MUNICIPAL BONDS AND NOTES
BALANCE AS OF JUNE 30, 2009           $1,521,500    $   1,878,500    $ 3,400,000   $ 23,174,000   $1,870,000
Accrued discounts (premiums)              48,240          136,053        237,673        625,972       48,707
Realized gain (loss)                      33,267          134,425        118,006        150,098            0
Change in unrealized
   appreciation (depreciation)            46,424         (137,478)      (212,440)    (1,703,571)     (25,050)
Net purchases (sales)                  3,227,069       24,533,875     62,580,143     36,239,344      981,343
Net transfer in (out) of Level 3       2,637,059        1,640,219     15,123,125     94,966,665            0
BALANCE AS OF MARCH 31, 2010          $7,513,559    $  28,185,594    $81,246,507   $153,452,508   $2,875,000
Change in unrealized
   appreciation (depreciation)
   relating to securities held at
   the end of reporting period.       $  46,424     $     (137,478)  $  (212,440)  $ (1,703,571)  $  (25,050)

DERIVATIVE TRANSACTIONS

During the nine months ended March 31, 2010, Intermediate Tax/AMT-Free Fund and Municipal Bond Fund entered into futures contracts for hedging purposes.

As of March 31, 2010, Intermediate Tax/AMT-Free Fund and Municipal Bond Fund did not have any open futures contracts but had an average contract amount of $416,700 and 4,172,181 respectively in futures contracts during the nine months ended March 31, 2010.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES G

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
AGENCY SECURITIES: 86.02%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 6.77%
$      870,000   FHLMC%%                                                               4.50%         01/15/2040    $        871,904
        98,760   FHLMC #A77459                                                         7.50          05/01/2038             109,723
       162,755   FHLMC #F60001                                                         4.50          01/01/2024             168,670
                                                                                                                          1,150,297
                                                                                                                   ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 64.13%
       220,000   FNMA%%                                                                4.00          12/25/2039             213,263
     1,080,000   FNMA%%                                                                4.50          07/25/2024           1,120,163
     1,525,000   FNMA%%                                                                4.50          01/25/2040           1,528,337
     1,115,000   FNMA%%                                                                5.50          05/25/2039           1,170,924
     2,125,000   FNMA%%                                                                5.00          08/25/2039           2,192,069
        74,368   FNMA #256986                                                          7.00          11/01/2037              81,883
       205,482   FNMA #257307                                                          6.00          08/01/2038             218,520
       102,804   FNMA #461110                                                          4.62          07/01/2013             108,763
       250,753   FNMA #888707                                                          7.50          10/01/2037             281,981
        99,605   FNMA #934370                                                          5.50          08/01/2038             105,095
       270,664   FNMA #941312                                                          6.50          07/01/2037             293,717
       400,713   FNMA #968362                                                          6.00          09/01/2038             426,139
       119,833   FNMA #976190                                                          7.50          05/01/2038             133,024
       299,976   FNMA #985190                                                          6.00          08/01/2038             319,011
       186,887   FNMA #987853                                                          5.50          08/01/2038             197,187
       211,693   FNMA #995591                                                          7.00          03/01/2024             230,412
       572,703   FNMA #995958                                                          5.50          06/01/2024             613,313
       205,956   FNMA #AC8750                                                          6.00          02/01/2040             218,992
     1,362,644   FNMA #AD0683                                                          6.00          11/01/2039           1,449,108
                                                                                                                         10,901,901
                                                                                                                   ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 15.12%
       440,000   GNMA%%                                                                4.50          11/20/2039             443,920
       825,000   GNMA%%                                                                5.00          09/15/2039             857,484
       800,000   GNMA%%                                                                6.50          05/15/2038             861,438
     2,928,567   GNMA SERIES 2002-53 CLASS IO(c)                                       0.85          04/16/2042              55,167
       125,000   GNMA SERIES 2004-10 CLASS C                                           4.67          07/16/2031             131,685
        42,466   GNMA SERIES 2005-90 CLASS A                                           3.76          09/16/2028              43,652
       165,000   GNMA SERIES 2007-75 CLASS B                                           5.05          10/16/2014             176,270
                                                                                                                          2,569,616
                                                                                                                   ----------------
TOTAL AGENCY SECURITIES (COST $14,528,768)                                                                               14,621,814
                                                                                                                   ----------------
ASSET BACKED SECURITIES: 2.55%
        67,164   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
                 A3B+/-ss                                                              0.93          12/15/2011              67,260
       165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                          2.40          06/17/2013             168,051
        90,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3                    5.10          10/15/2013              93,877
        70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65          12/15/2015              76,876
        27,673   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                          4.90          02/15/2012              27,923
                                                                                                                   ----------------
TOTAL ASSET BACKED SECURITIES (COST $421,471)                                                                               433,987
                                                                                                                   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.28%
       130,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2007-T28
                 CLASS AAB                                                             5.75          09/11/2042             138,397
       100,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                 2004-LB4A CLASS A4                                                    4.58          10/15/2037             101,990
       117,487   FHLMC SERIES T-42 CLASS A5                                            7.50          02/25/2042             134,045
        81,215   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                 2A1+/-ss                                                              4.77          07/25/2043              79,565
        77,214   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                 2A1+/-ss                                                              4.53          10/25/2043              75,645
        61,752   FNMA SERIES 2005-W4 CLASS 3A+/-ss                                     4.36          06/25/2035              64,097

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES G

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$      125,546   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00%         05/25/2044    $        139,827
       107,671   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00          08/25/2044             120,731
        43,338   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2002-C2 CLASS A2                                                      5.39          10/15/2038              44,593
       248,135   GNMA SERIES 2006-3 CLASS A                                            4.21          01/16/2028             253,533
        96,320   GNMA SERIES 2007-12 CLASS A                                           3.96          06/16/2031              99,603
        51,272   GNMA SERIES 2007-69 CLASS TA                                          4.80          06/16/2031              52,907
     4,038,849   GNMA SERIES 2008-22 CLASS XM IO(c)                                    1.02          02/16/2050             187,144
       135,000   GNMA SERIES 2008-86 CLASS D                                           5.46          04/16/2040             137,372
        85,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C1
                 CLASS A3                                                              4.55          02/15/2030              86,834
       110,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                 CLASS A3                                                              4.83          11/15/2027             114,139
        40,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-ss                5.27          06/13/2041              40,999
       200,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-ss             6.07          08/15/2039             216,358
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,991,125)                                                               2,087,779
                                                                                                                   ----------------
US TREASURY SECURITIES: 1.24%
US TREASURY NOTES: 1.24%
       210,000   US TREASURY NOTE                                                      1.00          12/31/2011             210,418
                                                                                                                   ----------------
TOTAL US TREASURY SECURITIES (COST $210,392)                                                                                210,418
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 52.61%
MUTUAL FUNDS: 52.32%
     8,894,103   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(l)(u)                       0.09%                              8,894,103
                                                                                                                   ----------------

PRINCIPAL                                                                          INTEREST RATE
---------                                                                          -------------
US TREASURY BILLS: 0.29%
$       50,000   US TREASURY BILL## #                                                  0.09%         06/24/2010              49,985
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,944,088)                                                                            8,944,088
                                                                                                                   ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $26,095,844)*                                                       154.70%                                        26,298,086
OTHER ASSETS AND LIABILITIES, NET                                         (54.70)                                        (9,299,072)
                                                                          ------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $     16,999,014
                                                                          ------                                   ----------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(l)  INVESTMENT IN AN AFFILIATE.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $26,095,844 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $274,531
GROSS UNREALIZED DEPRECIATION    (72,289)
                                --------
NET UNREALIZED APPRECIATION     $202,242

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE COREBUILDER SERIES G

NOTES TO PORTFOLIO OF INVESTMENTS

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association
(GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The

Fund accounts for the dollar roll transactions as purchases and sales.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                   Significant
                                                      Other        Significant
                                                    Observable    Unobservable
                                    Quoted Price     Inputs          Inputs
Investments in Securities            (Level 1)      (Level 2)       (Level 3)         Total
-------------------------           ------------   -----------   --------------   ------------
AGENCY SECURITIES                    $        0    $14,621,814        $ 0         $ 14,621,814
ASSET-BACKED SECURITIES                       0        433,987          0         $    433,987
COLLATERIZED MORTGAGE OBLIGATIONS             0      2,087,779          0         $  2,087,779
U.S. TREASURY OBLIGATIONS               210,418         49,985          0         $    260,403
SHORT-TERM INVESTMENTS                8,894,103              0          0         $  8,894,103
                                     $9,104,521    $17,193,565        $ 0         $ 26,298,086

As of March 31, 2010, the inputs used in valuing the Fund's other financial instruments, which are carried at fair value, were as follows:


                                               Significant
                                                  Other       Significant
                                               Observable    Unobservable
                               Quoted Price      Inputs         Inputs
Other financial instruments     (Level 1)       (Level 2)      (Level 3)      Total
---------------------------   -------------   ------------   ------------   --------
Future contracts                 $(2,625)          $0             $0         $(2,625)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                        Agency
                                                      securities
                                                      ----------
CORPORATE BONDS AND NOTES
BALANCE AS OF DECEMBER 31, 2009                       $ 169,491
   Accrued discounts (premiums)                               0
   Realized gain (loss)                                       0
   Change in unrealized appreciation (depreciation)           0
   Net purchases (sales)                                      0
   Transfer in (out) of Level 3                        (169,491)
BALANCE AS OF MARCH 31, 2010                          $       0
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period.                    $       0

DERIVATIVE TRANSACTIONS

During the three months ended March 31, 2010, the Fund entered into futures contracts for hedging purposes.

At March 31, 2010, the Fund had long/short futures contracts outstanding as follows:

                                                    Initial      Value at     Net Unrealized
                                                   Contract      March 31,    Appreciation
Expiration Date   Contracts          Type           Amount        2010       (Depreciation)
---------------   ---------   -----------------   -----------   ----------   ---------------
June 2010          14 Long    U.S Treasury Note   $1,612,392    $1,607,813       ($4,579)
June 2010          7 Short    U.S Treasury Note    1,517,784     1,518,672           888
June 2010          2 Short    U.S Treasury Note      231,434       232,500         1,066

The fund had an average contract amount of $5,201,102 in futures contracts during the three months ended March 31, 2010.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES M

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
MUNICIPAL BONDS & NOTES: 94.76%
ALABAMA: 0.33%
$       25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER
                 REVENUE, XLCA INSURED)+/-ss(m)(n)(a)                                  0.74%         02/01/2040    $          8,750
        25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SUB-SERIES B-1-C (SEWER
                 REVENUE, FGIC INSURED)+/-ss(m)(n)(a)                                  0.69          02/01/2042               8,750
                                                                                                                             17,500
                                                                                                                   ----------------
ARIZONA: 3.57%
       100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
                 (OTHER REVENUE, AMBAC INSURED)                                        5.00          07/01/2016             106,327
        85,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT # 1 (PROPERTY TAX
                 REVENUE)                                                              4.85          07/15/2014              83,403
                                                                                                                            189,730
                                                                                                                   ----------------
CALIFORNIA: 15.95%
       400,000   ALAMEDA CA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES
                 A (TRANSPORTATION REVENUE, AMBAC INSURED)##                           5.80          10/01/2018             245,628
       100,000   CALIFORNIA PCFA SERIES B REPUBLIC SERVICES INCORPORATED
                 PROJECT SERIES B (RESOURCE RECOVERY REVENUE)+/-ss                     5.25          06/01/2023             101,061
        80,000   CORONA-NORCA CA USD CAPITAL APPRECIATION ELECTION 2006 SERIES
                 C (PROPERTY TAX REVENUE, AGM INSURED)+/-ss                            1.30          08/01/2039              53,762
        45,000   NORTHERN CA GAS AUTHORITY # 1 LIBOR (UTILITIES REVENUE)+/-ss          0.77          07/01/2017              40,151
       100,000   OAKLAND CA USD ALAMEDA COUNTY ELECTION 2006 SERIES A
                 (PROPERTY TAX REVENUE)                                                6.50          08/01/2024             109,469
        50,000   RICHMOND CA JOINT POWERS FINANCING AUTHORITY CIVIC CENTER
                 PROJECT (LEASE REVENUE, ASSURED GUARANTY)                             5.88          08/01/2037              52,542
       140,000   SAN DIEGO COUNTY CA COP (LEASE REVENUE, AMBAC INSURED)                5.63          09/01/2012             144,701
       100,000   STATE OF CALIFORNIA (PROPERTY TAX REVENUE)                            5.60          03/01/2036             100,251
                                                                                                                            847,565
                                                                                                                   ----------------
COLORADO: 4.26%
       200,000   COLORADO ECFA CHARTER SCHOOL-AMERICAN ACADEMY PROJECT (LEASE
                 REVENUE)                                                              7.13          12/01/2033             226,426
                                                                                                                   ----------------
FLORIDA: 2.52%
       175,000   CITY OF SUNRISE FL PUBLIC FACILITIES CAPITAL APPRECIATION
                 SERIES B (SALES TAX REVENUE, NATL-RE INSURED)##                       4.20          10/01/2016             133,712
                                                                                                                   ----------------
GEORGIA: 0.87%
        50,000   ATLANTA GA DEVELOPMENT AUTHORITY TUFF YAMACRAW LLC PROJECT
                 SERIES A (IDR, AMBAC INSURED)                                         5.00          01/01/2027              46,200
                                                                                                                   ----------------
IDAHO: 6.64%
       100,000   BOISE-KUNA ID IRRIGATION DISTRICT ARROWROCK HYDROELECTRIC
                 PROJECT (ELECTRIC, POWER & LIGHT REVENUE)                             7.38          06/01/2040             112,612
       250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL
                 SERIES A (OTHER REVENUE)                                              6.00          06/01/2038             240,145
                                                                                                                            352,757
                                                                                                                   ----------------
ILLINOIS: 5.57%
       100,000   ILLINOIS FINANCE AUTHORITY MEDICAL DISTRICT COMMISSION
                 PROJECT A (HCFR, CIFG INSURED)                                        4.13          09/01/2018              98,080
        40,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY SERIES A-1 (MFHR, GNMA
                 INSURED)                                                              5.05          12/20/2020              35,997
       150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117 ANTIOCH
                 CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, NATL-RE
                 FGIC INSURED)##                                                       4.20          12/01/2016             113,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES M

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
ILLINOIS (continued)
$       75,000   LAKE COUNTY IL SCHOOL DISTRICT # 38 BIG HOLLOW CAPITAL
                 APPRECIATION (PROPERTY TAX REVENUE, AMBAC INSURED)##                  4.90%         02/01/2019    $         48,829
                                                                                                                            296,099
                                                                                                                   ----------------
INDIANA: 2.22%
       110,000   JASPER COUNTY IN PCR NORTHERN SERIES B (IDR, NATL-RE FGIC
                 INSURED)                                                              5.60          11/01/2016             118,217
                                                                                                                   ----------------
IOWA: 0.93%
        50,000   XENIA IA RURAL WATER DISTRIBUTION (WATER REVENUE, CIFG
                 INSURED)                                                              3.70          12/01/2010              49,608
                                                                                                                   ----------------
KANSAS: 1.43%
        75,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM SALES TAX
                 SECOND LIEN AREA B (SALES TAX REVENUE)                                5.00          12/01/2020              75,954
                                                                                                                   ----------------
KENTUCKY: 0.99%
        50,000   KENTUCKY EDFA UNREFUNDED BALANCE NORTON C (HCFR, NATL-RE
                 INSURED)+/-ss                                                         5.95          10/01/2017              52,735
                                                                                                                   ----------------
LOUISIANA: 0.97%
        50,000   NEW ORLEANS LA AVIATION BOARD GULF OPPORTUNITY ZONE
                 CONSOLIDATED RENTAL CAR SERIES A (AIRPORT REVENUE)                    6.50          01/01/2040              51,608
                                                                                                                   ----------------
MASSACHUSETTS: 2.09%
       100,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL
                 CHARTER SERIES A (OTHER REVENUE)                                      8.00          04/15/2039             110,888
                                                                                                                   ----------------
MICHIGAN: 5.97%
       200,000   COMSTOCK MI PUBLIC SCHOOLS CAPITAL APPRECIATION (PROPERTY TAX
                 REVENUE, AMBAC INSURED)##                                             2.90          05/01/2014             177,394
       100,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES A (OTHER REVENUE, AMBAC INSURED)                       5.00          05/01/2013             102,386
        50,000   MICHIGAN MUNICIPAL BOND AUTHORITY LOCAL GOVERNMENT LOAN
                 PROGRAM SERIES G (OTHER REVENUE, AMBAC INSURED)##                     4.60          05/01/2016              37,803
                                                                                                                            317,583
                                                                                                                   ----------------
MISSOURI: 4.95%
       240,000   ST. LOUIS MO LAMBERT-ST. LOUIS INTERNATIONAL AIRPORT SERIES B
                 (AIRPORT REVENUE, NATL-RE FGIC INSURED)                               6.00          07/01/2013             263,256
                                                                                                                   ----------------
NEVADA: 1.72%
        85,000   CLARK COUNTY NV SCHOOL DISTRICT SERIES B (PROPERTY TAX
                 REVENUE, AGM INSURED)                                                 5.00          06/15/2017              91,248
                                                                                                                   ----------------
NEW JERSEY: 1.97%
       100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES
                 A (STUDENT LOAN REVENUE)                                              5.63          06/01/2030             104,469
                                                                                                                   ----------------
NEW YORK: 1.92%
        50,000   SENECA COUNTY NY IDAG SENECA MEADOWS INCORPORATED PROJECT
                 (IDR)+/-ss++                                                          6.63          10/01/2035              50,043
        50,000   YONKERS NY IDAG SARAH LAWRENCE COLLEGE PROJECT SERIES A
                 (COLLEGE & UNIVERSITY REVENUE)                                        5.75          06/01/2024              51,944
                                                                                                                            101,987
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES M

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
---------        ---------------------------------------------------------------   -------------   -------------   ----------------
PENNSYLVANIA: 6.16%
$      240,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH
                 INTERNATIONAL AIRPORT (AIRPORT REVENUE, NATL-RE FGIC INSURED)         6.13%         01/01/2016    $        242,712
        85,000   CHESTER COUNTY PA IDA RENAISSANCE ACADEMY PROJECT SERIES A
                 (PRIVATE SCHOOL REVENUE)                                              5.25          10/01/2010              84,934
                                                                                                                            327,646
                                                                                                                   ----------------
PUERTO RICO: 1.05%
        50,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES
                 A (SALES TAX REVENUE)                                                 6.38          08/01/2039              55,666
                                                                                                                   ----------------
SOUTH CAROLINA: 6.65%
       100,000   ALLENDALE COUNTY SC SCHOOL DISTRICT ENERGY SAVINGS SPECIAL
                 OBLIGATION (LEASE REVENUE, STATE AID WITHHOLDING)                     8.50          12/01/2018             103,661
       240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT
                 (LEASE REVENUE)                                                       5.25          12/01/2017             249,996
                                                                                                                            353,657
                                                                                                                   ----------------
TENNESSEE: 4.04%
       100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD
                 PREFUNDED SERIES B (HCFR, NATL-RE IBC INSURED)                        7.75          07/01/2029             112,494
       100,000   TENNESSEE ENERGY ACQUISITION CORPORATION SERIES A (UTILITIES
                 REVENUE)                                                              5.25          09/01/2019             102,232
                                                                                                                            214,726
                                                                                                                   ----------------
TEXAS: 7.89%
        80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)           4.75          10/01/2010              80,793
       100,000   HOUSTON TX AIRPORT SYSTEMS AMT SUB SERIES C (AIRPORT REVENUE,
                 XLCA INSURED)+/-ss(m)(n)(a)                                           0.49          07/01/2032              89,000
       250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
                 (EDUCATIONAL FACILITIES REVENUE)                                      6.25          02/15/2017             249,425
                                                                                                                            419,218
                                                                                                                   ----------------
UTAH: 3.13%
       185,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL
                 FACILITIES REVENUE)++                                                 5.55          11/15/2021             166,472
                                                                                                                   ----------------
VIRGIN ISLANDS: 0.97%
        50,000   VIRGIN ISLANDS PFA SUB MATCHING LOAN NOTES SERIES A (OTHER
                 REVENUE)                                                              6.00          10/01/2039              51,384
                                                                                                                   ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,885,549)                                                                           5,036,311
                                                                                                                   ----------------

SHARES                                                                                 YIELD
------                                                                             -------------
SHORT-TERM INVESTMENTS: 7.04%
MUTUAL FUNDS: 7.04%
       374,194   WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST~(i)(u)               0.13%                                374,194
                                                                                                                   ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $374,194)                                                                                374,194
                                                                                                                   ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 (UNAUDITED)

COREBUILDER SHARES - SERIES M

TOTAL INVESTMENTS IN SECURITIES
(COST $5,259,743)*                                                        101.80%                                  $      5,410,505
OTHER ASSETS AND LIABILITIES, NET                                          (1.80)                                           (95,592)
                                                                         -------                                   ----------------
TOTAL NET ASSETS                                                          100.00%                                  $      5,314,913
                                                                         -------                                   ----------------

+/-  VARIABLE RATE INVESTMENTS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(m) AN AUCTION-RATE SECURITY WHOSE INTEREST RATE RESETS AT PREDETERMINED SHORT-TERM INTERVALS THROUGH A DUTCH AUCTION; RATE SHOWN REPRESENTS THE RATE IN EFFECT AT PERIOD-END.

(n) AUCTION TO SET INTEREST RATE ON SECURITY FAILED AT PERIOD END DUE TO INSUFFICIENT INVESTOR INTEREST; FAILED AUCTION DOES NOT ITSELF CAUSE A DEFAULT.

##   ZERO COUPON SECURITY. RATE REPRESENTS YIELD TO MATURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

(i)  INVESTMENT IN AN AFFILIATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $5,259,443 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $176,303
GROSS UNREALIZED DEPRECIATION    (25,241)
                                --------
NET UNREALIZED APPRECIATION     $151,062

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE COREBUILDER SERIES M

NOTES TO PORTFOLIO OF INVESTMENTS

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

As of March 31, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

                                                                 Significant
                                            Significant Other   Unobservable
                            Quoted Prices   Observable Inputs      Inputs
Investments in Securities     (Level 1)         (Level 2)         (Level 3)       Total
-------------------------   -------------   -----------------   ------------   ----------
MUNICIPAL BONDS & NOTES        $      0        $4,929,811         $106,500     $5,036,311
SHORT-TERM INVESTMENTS          374,194                 0                0        374,194
                               --------        ----------         --------     ----------
                               $374,194        $4,929,811         $106,500     $5,410,505
                               --------        ----------         --------     ----------

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                     MUNICIPAL BONDS & NOTES
                                                                     -----------------------
Balance as of December 31, 2009                                              $187,200
   Accrued discounts (premiums)                                                   624
   Realized gain (loss)                                                         8,304
   Change in unrealized gains or losses                                           372
   Net purchases (sales)                                                      (90,000)
   Transfers in and/or out of Level 3                                               0
Balance as of March 31, 2010                                                 $106,500
Change in unrealized gains or losses included in earnings relating
   to securities still held at March 31, 2010                                $   (211)

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch
                                            -----------------------------------
                                            Karla M. Rabusch
                                            President

                                        Date: May 27, 2010

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

                                        Date: May 27, 2010


                                        By: /s/ Kasey L. Phillips

                                            Kasey L. Phillips
                                            Treasurer

                                        Date: May 27, 2010